As Filed with the Securities and Exchange Commission on April 26, 2006

REGISTRATION NO. 333-31248

811-05846

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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POST-EFFECTIVE AMENDMENT NO. 8

TO

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

AND

AMENDMENT NO. 72

TO

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Name of Depositor)

ONE SUN LIFE EXECUTIVE PARK

WELLESLEY HILLS, MASSACHUSETTS 02481

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

SANDRA M. DADALT, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

112 WORCESTER STREET, WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

THOMAS C. LAUERMAN, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400 EAST

WASHINGTON, D.C. 20007-0805

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

/ / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

/ X/ ON May 1, 2006 PURSUANT TO PARAGRAPH (b) OF RULE 485

/ / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

/ / ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

/ / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

PART A

PROSPECTUS

MAY 1, 2006

MFS REGATTA ACCESS

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in one of the following fund options of the MFS/Sun Life Series Trust (the "Funds"):
Large-Cap Value Equity Funds	Mid-Cap Blend Equity Funds
MFS/ Sun Life Global Total Return - S Class	MFS/ Sun Life Mid Cap Value - S Class
MFS/ Sun Life International Value - S Class	Mid-Cap Growth Equity Funds
MFS/ Sun Life Strategic Value - S Class	MFS/ Sun Life Mid Cap Growth - S Class
MFS/Sun Life Total Return - S Class	Small-Cap Growth Equity Funds
MFS/ Sun Life Value - S Class	MFS/ Sun Life New Discovery - S Class
Large-Cap Blend Equity Funds	Specialty Funds
MFS/ Sun Life Core Equity - S Class	MFS/ Sun Life Technology - S Class
MFS/ Sun Life Capital Opportunities - S Class	MFS/ Sun Life Utilities - S Class
MFS/ Sun Life Emerging Markets Equity - S Class	High-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Massachusetts Investors Trust - S Class	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Research - S Class	MFS/ Sun Life Global Governments - S Class
MFS/ Sun Life Research International - S Class	Medium-Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Bond - S Class
MFS/ Sun Life Capital Appreciation - S Class	MFS/ Sun Life Strategic Income - S Class
MFS/ Sun Life Emerging Growth - S Class	Low-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Global Growth - S Class	MFS/ Sun Life High Yield - S Class
MFS/ Sun Life International Growth - S Class	Money Market Funds
MFS/ Sun Life Massachusetts Investors Growth	MFS/ Sun Life Money Market - S Class
Stock - S Class
MFS/ Sun Life Strategic Growth - S Class

Massachusetts Financial Services Company serves as investment adviser to all of the Funds in the MFS/Sun Life Series Trust.

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

This Prospectus must be accompanied by a current Prospectus for the Series Fund. Please read this Prospectus and the Series Fund Prospectus carefully before investing and keep them for future reference. They contain important information about the Contract and the Funds.

We have filed a Statement of Additional Information, dated May 1, 2006 ("SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 43 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following address:

     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

     P.O. Box 9133

     Wellesley Hills, Massachusetts 02481

Special Terms *

Product Highlights *

Fees and Expenses *

Example *

Condensed Financial Information *

The Annuity Contract *

Communicating to Us About Your Contract *

Sun Life Assurance Company of Canada (U.S.) *

The Variable Account *

Variable Account Options: The Funds *

The Fixed Account *

The Fixed Account Options: The Guarantee Periods *

The Accumulation Phase *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account *

Your Account Value *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Waivers; Reduced Charges; Special Guaranteed Interest Rates *

Other Programs *

Withdrawals and Market Value Adjustment *

Cash Withdrawals *

Market Value Adjustment *

Contract Charges *

Account Fee *

Administrative Expense Charge *

Mortality and Expense Risk Charge *

Charges for Optional Death Benefit Riders *

Premium Taxes *

Fund Expenses *

Modification in the Case of Group Contracts *

Death Benefit *

Amount of Death Benefit *

The Basic Death Benefit *

Optional Death Benefit Riders *

Spousal Continuance *

Calculating the Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change of Beneficiary *

Payment of Death Benefit *

Due Proof of Death *

The Income Phase -- Annuity Provisions *

Selection of the Annuitant or Co-Annuitant *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

Other Contract Provisions *

Exercise of Contract Rights *

Change of Ownership *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Discontinuance of New Participants *

Reservation of Rights *

Right to Return *

Tax Considerations *

U.S. Federal Income Tax Considerations *

Puerto Rico Tax Considerations *

Administration of the Contract *

Distribution of the Contracts *

Performance Information *

Available Information *

Incorporation of Certain Documents by Reference *

State Regulation *

Legal Proceedings *

Financial Statements *

Table of Contents of Statement of Additional Information *

Appendix A - Glossary *

Appendix B - Market Value Adjustment *

Appendix C - Calculation of Basic Death Benefit *

Appendix D - Calculation of EEB Optional Death Benefit *

Appendix E - Calculation of Death Benefit when EEB and MAV and 5% Roll-Up Riders are Selected *

Appendix F - Calculation of EEB Plus Optional Death Benefit *

Appendix G - Calculation of EEB Plus with MAV Optional Death Benefit *

Appendix H - Calculation of EEB Plus with 5% Roll-Up Optional Death Benefit *

Appendix I - Investment Options and Expenses for Initial Class Shares *

Appendix J - Condensed Financial Information *

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The MFS Regatta Access Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing one or more of the optional death benefit riders.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $20,000 or more, and you can make additional Purchase Paymentsat any time during the Accumulation Phase. Currently there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is a separate series of the MFS/Sun Life Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations or transfers into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Account Anniversary, we deduct a $50 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

We deduct a mortality and expense risk charge of 1.25% of the average daily value of the Contract invested in the Variable Account if your initial Purchase Payment was less than $1,000,000, or 1.00% if your initial Purchase Payment was $1,000,000 or more. We also deduct an administrative charge of 0.15% of the average daily value of the Contract invested in the Variable Account.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect one or more of the optional death benefit riders, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from 0.15% to 0.40% of the average daily value of your Contract, depending upon which optional death benefit rider(s) you elected.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Contract Date and whether you choose the basic death benefit or, for a fee, you enhance the death benefit by electing one or more of the optional death benefit riders available in your state. If you are 85 or younger on your Contract Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your cash Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Contract Date, the basic death benefit is equal to the Surrender Value. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Contract Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals and Market Value Adjustment

You can withdraw money from your Contract at any time during the Accumulation Phase without the imposition of a withdrawal charge. Furthermore, no withdrawal charge is imposed upon annuitization. Withdrawals made from the Fixed Account, however, may be subject to a Market Value Adjustment (see prospectus under "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it (or later if required by your state), we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Assurance Company of Canada (U.S.)

          P. O. Box 9133

          Wellesley Hills, Massachusetts 02481

          Toll Free (800) 752-7215

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	0%

Maximum Fee Per Transfer (currently $0):	$15*

Premium Taxes
(as a percentage of Certificate Value or total purchase payments):	0% - 3.5%**
*

Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

**

The premium tax rate and base vary by state and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Deductions for Premium Taxes.")

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.25%**
Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.40%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.40%***

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit Riders:	1.80%
*

The Annual Account Fee is waived if 100% of your Account Value has been allocated to the Fixed Account during the entire Account Year or if your Account Value is $100,000 or more on your Account Anniversary. (See "Account Fee.")

**	If your initial Purchase Payment is $100,000 or more, the mortality and expense risks charge will be 1.00% of average daily net Variable Account assets. (See "Mortality and Expense Risks Charge.")

***	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected as follows:

Rider(s) Elected	% of Average Daily Net Assets

"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus MAV"	0.40%
"EEB Plus 5% Roll-Up"	0.40%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.85%	1.69%
*	The expenses shown are for the year ended December 31, 2005, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2007. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.85% and 1.56%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $50,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$362	$1,100	$1,859	$3,854
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$362	$1,100	$1,859	$3,854

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix J.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Owner of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax deferral without the need for purchasing an annuity contract.

Your Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing one or more optional death benefit riders and paying an additional charge for each optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts." A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are ultimately controlled by Sun Life Financial, Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The MFS/Sun Life Series Trust (the "Series Fund") is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund.

The Series Fund is composed of 31 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 31 series each, (a "Fund"), each corresponding to one of the portfolios. The Contract provides for investment by the Sub-Accounts in shares of the Funds. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.

Each Fund pays fees to MFS, as its investment adviser, for services rendered pursuant to investment advisory agreements. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements (including supervision of the sub-advisers noted below) is solely that of MFS. We undertake no obligation in this regard.

MFS may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Funds, and which may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between the Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

The Series Fund also offers its shares to other separate accounts established by the Company and our New York subsidiary in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

More comprehensive information about the Series Fund and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the current Series Fund prospectus. You should read the Series Fund prospectus carefully before investing. The statement of additional information of the Series Fund is available by calling 1-800-752-7215.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Period(s) from those we make available. From time to time, we may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations or transfers into that Guarantee Period will not be permitted. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rate for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the "Covered Person" dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant.

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $20,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Purchase Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

    Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the Net Investment Factor -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable asset-based charge for optional benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
●	written notice electing a different Guarantee Period from among those we then offer, or

●	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the next available Guarantee Period.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation from a Guarantee Period 30 days prior to its Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
●	you may not make more than 12 transfers in any Account Year;

●	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

●	at least 30 days must elapse between transfers to and from Guarantee Periods;

●	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

●	we impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions.

We reserve the right to waive these restrictions and exceptions at any time. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Contract Values on behalf of multiple Contract Owners at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Contract Owner be equal to 100% of that Contract Owner's value in the Sub-Account.

We will provide you written notification of any restrictions imposed.

In addition, some of the Funds impose, or reserve the right to impose, additional restrictions on transfers if the Fund's short-term trading strategy is more restrictive that the Company's policy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse requests involving transfers to or from the Fixed Account.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:
●	when a new broker of record is designated for the Contract;

●	when the Participant changes;

●	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

●	when necessary in our view to avoid hardship to a Participant; or

●	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of the risks. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Contract Owners could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Waivers; Reduced Charges; Special Guaranteed Interest Rates

We may reduce or waive the mortality and expense risk charges, the administrative service fee or the annual Account Fee, credit additional amounts, or grant special Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements.

Other Programs

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.) Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Fund investment option under the Contract, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contract, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

Our asset allocation programs are "static" programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose, but we do not change your original percentage allocations among the Sub-Accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party administrator who reviews the existing models annually to determine whether the investment objective of the model is being met in light of changing markets. Based upon this review, the third-party administrator may recommend that new models be substituted for the existing models. If so, the new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Owners who elect an asset allocation program on or after that date. Owners of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

     Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically; a Market Value Adjustment may be applicable upon withdrawal. Under the Interest Out Program, we automatically pay you or reinvest interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

WITHDRAWALS AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

We do not deduct any sales charge from your Purchase Payments when they are made, nor do we impose a withdrawal charge (known as a "contingent deferred sales charge") on amounts you withdraw.

However, all withdrawals from your Fixed Account Value may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made; and finally, we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will deduct the actual amount specified in your request and then adjust the value of your Account by deducting the amount paid, and adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

Partial withdrawals may affect the death benefit amount. In calculating the amount payable under the death benefit, we may reduce the benefit amount to an amount equal to the benefit amount payable immediately before withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See "Calculating the Death Benefit.")

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
●	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

●	when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

●	when an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. See "Tax Considerations -- Tax-Sheltered Annuities."

Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and /or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $50 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. The annual Account Fee will never exceed $50. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:
●	your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or

●	your Account Value is $100,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

Mortality and Expense Risk Charge

During both the Accumulation Phase and the Income Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.25%, if your initial Purchase Payment was less than $1,000,000, or 1.00% if your initial Purchase Payment was $1,000,000 or more. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee and administrative expense charge we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.

Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.

% of Average
Rider(S) You Elect*	Daily Net Assets

"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus MAV"	0.40%
"EEB Plus 5% Roll-Up"	0.40%

                                    *As defined below

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectus(es) and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we will pay the death benefit in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If your Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the death of the Covered Person in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:
(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	your total Purchase Payments (adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Contract Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one or more of the following optional death benefit riders. You must make your election before the date on which your Contract becomes effective. You will pay a charge for each optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The Riders are available only if you are younger than 80 on the Contract Date. Any optional death benefit election may not be changed after the Contract is issued. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D-H.

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of this optional Benefit to you. Please refer to "Impact of Optional Death Benefit Riders" under "TAX CONSIDERATIONS" for more information regarding tax issues that you should consider before electing this optional Benefit.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
●	the amount payable under the basic death benefit above, or

●

your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for any subsequent Purchase Payments, partial withdrawals and charges made between that Account Anniversary and the Death Benefit Date.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
●	the amount payable under the basic death benefit above, or

●	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
●	the first day of the month following your 80th birthday, or

●	the day the death benefit amount under this rider equals twice the total of your Purchase Payments and transferred amounts, adjusted for withdrawals.

     Earnings Enhancement ("EEB") Rider

If you elect this EEB Rider, your death benefit will be the amount payable under the basic death benefit, plus the "EEB amount." Calculated as of your Death Benefit Date, the "EEB amount" is determined as follows:
●

If you are 69 or younger on your Contract Date, the "EEB amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 40% of the Net Purchase Payments made prior to your death.

●

If you are between the ages of 70 and 79 on your Contract Date, the "EEB amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 25% of the Net Purchase Payments prior to your death.

     Earnings Enhancement Plus ("EEB Plus") Rider

If you elect this EEB Plus Rider, your death benefit will be the amount payable under the basic death benefit, plus the "EEB Plus amount." Calculated as of the Death Benefit Date, the " EEB Plus amount" is determined as follows:
●

If you are 69 or younger on your Contract Date, the "EEB Plus amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 100% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made within the twelve months prior to your death.

●

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 40% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus with MAV ("EEB Plus MAV") Rider

If you elect this EEB Plus MAV Rider, your death benefit will be the death benefit payable under the MAV Rider plus the "EEB Plus MAV amount." Calculated as of your Death Benefit Date, the "EEB Plus MAV amount" is as follows:
●

If you are 69 or younger on your Contract Date, the "EEB Plus MAV amount" will be 40% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap of 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

●

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus MAV amount" will be 25% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap of 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus With 5% Roll-Up ("EEB Plus 5% Roll-Up") Rider

If you elect this EEB Plus 5% Roll-Up Rider, your death benefit will be the death benefit payable under the 5% Roll-Up Rider plus the "EEB Plus 5% Roll-Up amount." Calculated as of your Death Benefit Date, the "EEB Plus 5% Roll-Up amount" is determined as follows:
●

If you are 69 or younger on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 40% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap of 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

●

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 25% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap of 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Selecting Multiple Death Benefit Riders

The MAV Rider, the 5% Roll-Up Rider, and the EEB Rider can be combined. If you elect more than one of these three optional death benefit riders, your death benefit will be calculated as follows:
●	MAV Rider combined with 5% Roll-Up Rider: The death benefit will equal the greater of the death benefit under the MAV Rider and the death benefit under the 5% Roll-Up Rider.

●

MAV Rider combined with EEB Rider: The death benefit will equal the death benefit under the MAV Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the MAV Rider.

●

EEB Rider combined with 5% Roll-Up Rider: The death benefit will equal the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider.

●

MAV Rider, the 5% Roll-Up Rider and the EEB Rider: The death benefit will equal the greater of the death benefit under the MAV Rider or the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider and the MAV Rider.

The EEB Plus, EEB Plus MAV, and EEB Plus 5% Roll-Up Riders are designed to be "comprehensive" riders and may not be combined with each other or with any of the other death benefit riders.

Spousal Continuance

If your spouse is your Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit riders you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person's death:
●	an original certified copy of an official death certificate;

●	an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

●	any other proof we find satisfactory.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See "Withdrawals and Market Value Adjustment.")

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
●	The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

●

The latest possible Annuity Commencement Date is the later of (a) 10 years from the Contract Date and (b) the first day of the month following the Annuitant's 95th birthday or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

●	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us, with the following additional limitations:
●	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

●	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the annuity options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
●	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

●	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

●	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for Annuitization Units which have annual insurance charges of 1.40% of your average daily net assets (1.15% if your initial Purchase Payment was $1,000,000 or more). Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 2.5% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually), and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 2.5% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the covered person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Annuitant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership may affect the availability of optional death benefit riders or the expenses incurred by the election of any optional death benefit riders.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days, or longer if required by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value. If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations affecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the Owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above)~~.~~

Death benefits paid upon the death of a Contract Owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the Contract. For this purpose, the amount of the "investment in the contract" is not affected by the Owner's or Annuitant's death, i.e., the investment in the Contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the Contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive a distribution from a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:
●	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

●	any required minimum distribution; or

●	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your surviving spouse Beneficiary may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with anIRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The Owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

"Qualified Contracts" are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax-deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not received additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reductioncontributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Roth Individual Retirement Arrangements

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you convert a traditional Individual Retirement Annuity Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract's account balance. Thus, you should consult with a qualified tax professional prior to any conversion.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Impact of Optional Death Benefit Riders

Qualified Contracts. If your Contract is a traditional IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract's value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations. For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account's trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract's value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account's RMD calculations.

Effective with the 2006 distribution calendar year, the actuarial present value as of 12/31 of any additional benefits that are provided under your Contract (such as optional death benefits) will be added to the Contract's Account Value as of 12/31 in order to calculate the RMD amount. There are two exceptions to the requirement that the actuarial present value of an additional benefit must be added to the Account Value for RMD calculation purposes. First, if the only additional benefit provided under a Contract is a return of premium death benefit (i.e., a benefit under which the final payment does not exceed the amount of purchase payments made less prior distributions), then the additional benefit is disregarded and the RMD calculation uses only the 12/31 Account Value. Second, if (1) the Contract provides only for additional benefits that are each reduced on a proportional basis in the event of distributions, with or without a return of premium death benefit that is not reduced in amount proportionately in the event of distributions and (2) the actuarial present value of all the Contract's additional benefits is no more than 20% of the 12/31 Account Value, then the additional benefits are disregarded and the RMD calculation uses only the 12/31 Account Value. When we notify you of the RMD amount for a distribution calendar year, we will inform you if the calculation included the actuarial present value of additional benefits. Because of the above requirements, your initial or renewal election of an optional rider could cause your RMD amount to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional rider, you should consult with a qualified tax professional as to the possible effect of that rider on your yearly RMD amounts.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.

If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you might convert in the future to a Roth IRA (see "Roth Individual Retirement Arrangements"), then your initial or renewal election of an optional rider could cause your taxable income upon conversion to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional death benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider, you should consult with a qualified tax professional as to the meaning of "cash value."

Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered a non-qualified annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code. See the applicable text of this Prospectus under the heading "Federal Tax Status" dealing with such Arrangements and their RMD requirements.. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Under "TAX CONSIDERATIONS", see "Pre-Distribution Taxation of Contracts", "Distributions and Withdrawals from Non-Qualified Contracts", "Withholding" and "Non-Qualified Contracts". You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 5.00% of Purchase Payments, and 1.00% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Special Guaranteed Interest Rates." During 2003, 2004, and 2005, $74,553.37, $44,994 and $31,718, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts.

PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some Sub-Accounts.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Fund. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the annual Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the Money Market Sub-Account available for investment under the Contract), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the available Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, and Standard and Poor's Insurance Rating Services. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. The Standard and Poor's rating measures the ability of an insurance company to meet its obligations under insurance policies it issues. This rating does not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2005 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life of Canada and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2005 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Assurance Company of Canada (U.S.)

Advertising and Sales Literature

Calculations

  Example of Variable Accumulation Unit Value Calculation

  Example of Variable Annuity Unit Calculation

  Example of Variable Annuity Payment Calculation

Distribution of the Contracts

Designation and Change of Beneficiary

Custodian

Independent Registered Public Accounting Firm

Financial Statements

This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2006which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.

To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for

MFS Regatta Access Variable and Fixed Annuity

Sun Life of Canada (U.S.) Variable Account F.

Name

Address

City	State Zip

Telephone

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Contract Date is on March 12, the first Account Year is determined from the Contract Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

*ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the sole Annuitant. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant's death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant/Payee during the Income Phase.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for receiving annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there are Participants of a Non-Qualified Contract, the surviving Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary..

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY ("WE," "US," "SUN LIFE (U.S.)"): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

CONTRACT DATE: The date on which we issue your Contract. This is called the "Date of Coverage" in the Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in one lump sum.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This is also the term used to describe the total contribution made to the Contract minus the total withdrawals.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the Owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are 2 Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SERIES FUND: MFS/Sun Life Series Trust.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund or series of a Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

MARKET VALUE ADJUSTMENT

Fixed Account -- Examples of the Market Value Adjustment ("MVA")

The MVA Factor is: [(1 + I) / (1 + J + b)] ^ (N/12) -1

These examples assume the following:
(1)	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

(2)	The date of surrender is 2 years from the Expiration Date (N = 24).

(3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.

(4)	The interest earned in the current Account Year is $674.16.

(5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .08)] ^ (24/12) - 1
=	(.981^ 2) -1
=	.963 -1
=	- .037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

                 ($11,910.16 -$674.16) x (-.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000,00 - $674.16) x (-.037) = -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .05)] ^ (24/12) - 1
=	(1.010 ^ 2) -1
=	1.019 -1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

               ($11,910.16 -$674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:
The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00
Cash Surrender Value*	=	$ 80,000.00
Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.
The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00
Cash Surrender Value*	=	$ 60,000.00
Adjusted Purchase Payments**	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

* Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

** Adjusted Purchase Payments can be calculated as follows:

     Payments x (Account Value after withdrawal divided by Account Value before withdrawal)

     $100,000.00 x ($60,000.00 divided by $80,000.00)

APPENDIX D

CALCULATION OF EEB OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000
plus
The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
40% of the above amount	=	$ 14,000
Cap of 40% of Adjusted Purchase Payments	=	$ 40,000
The lesser of the above two amounts = the EEB amount	=	$ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $135,000 + $14,000 = $149,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$115,000
Cash Surrender Value*	=	$115,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$115,000
plus
The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 29,815
40% of the above amount	=	$ 11,296
Cap of 40% of Adjusted Purchase Payments	=	$ 34,074
The lesser of the above two amounts = the EEB amount	=	$ 11,926

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $115,000 + $11,926 = $126,926.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($115,000 divided by $135,000) = $85,185

APPENDIX E

CALCULATION OF DEATH BENEFIT WHEN EEB AND MAV AND 5% ROLL-UP RIDERS ARE SELECTED

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in Variable Accounts. No withdrawals are made. The Account Value at the Death Benefit Date is $135,000, the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000, and the Maximum Anniversary Value is $142,000. Assume death occurs in Account Year 7. The calculation of the death benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$140,000
Maximum Anniversary Value	=	$142,000
The Death Benefit Amount would therefore	=	$142,000

plus
The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
40% of the above amount	=	$ 14,000
Cap of 40% of Adjusted Purchase Payments	=	$ 40,000
The lesser of the above two amounts = the EEB amount	=	$ 14,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB amount = $142,000 + $14,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX F

CALCULATION OF EEB PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

plus
The EEB Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
40% of the above amount	=	$ 14,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus amount	=	$ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Plus amount = $135,000 + $14,000 = $149,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G

CALCULATION OF EEB PLUS WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

plus

The EEB Plus MAV amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	=	$ 40,000
40% of the above amount	=	$ 16,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus MAV amount	=	$ 16,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Plus MAV amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H

CALCULATION OF EEB PLUS WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-Up Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

plus

The EEB Plus 5% Roll-Up amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	=	$ 40,000
40% of the above amount	=	$ 16,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus 5% Roll-Up amount	=	$ 16,000

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Plus 5% Roll-Up amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I

INVESTMENT OPTIONS AND EXPENSES FOR INITIAL CLASS SHARES

The variable Fund options shown in this prospectus are the "Service Class" shares of the MFS/Sun Life Series Trust. The Service Class was first offered for sale on August 27, 2001. All Contracts purchased on or after that date are invested in the Service Class.

Each Fund also has an "Initial Class" of shares. All Contracts purchased before August 27, 2001, are invested in the "Initial Class." The following Initial Class Funds are available to owners of such Contracts:
Large-Cap Value Equity Funds	Mid-Cap Value Equity Funds
MFS/ Sun Life Global Total Return Series	MFS/ Sun Life Mid Cap Value Series
MFS/ Sun Life International Value Series	Mid-Cap Growth Equity Funds
MFS/ Sun Life Strategic Value Series	MFS/ Sun Life Mid Cap Growth Series
MFS/Sun Life Total Return Series	Small-Cap Growth Equity Funds
MFS/ Sun Life Value Series	MFS/ Sun Life New Discovery Series
Large-Cap Blend Equity Funds	Specialty Funds
MFS/ Sun Life Capital Opportunities Series	MFS/ Sun Life Technology Series
MFS/ Sun Life Core Equity Series	MFS/ Sun Life Utilities Series
MFS/ Sun Life Emerging Markets Equity Series	High-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Massachusetts Investors Trust Series	MFS/ Sun Life Government Securities Series
MFS/ Sun Life Research Series	MFS/ Sun Life Global Governments Series
MFS/ Sun Life Research International Series	Medium-Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Bond Series
MFS/ Sun Life Capital Appreciation Series	MFS/ Sun Life Strategic Income Series
MFS/ Sun Life Emerging Growth Series	Low-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Global Growth Series	MFS/ Sun Life High Yield Series
MFS/ Sun Life International Growth Series	Money Market Funds
MFS/ Sun Life Massachusetts Investors Growth	MFS/ Sun Life Money Market Series
Stock Series
MFS/ Sun Life Strategic Growth Series

The shares of the Initial Class have the same investment objectives, policies, and strategies as the shares of the Service Class. The only differences between the two classes are their expense rations. The "Total Annual Fund Operating Expenses" under the heading "FEES AND EXPENSES" and accompanying "EXAMPLE" associated with Initial Class expenses are shown below:
Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.60%	1.31%
*

The expenses shown are for the year ended December 31, 2005, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2007. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursement arrangements are taken into consideration, fall within the range shown above. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

EXAMPLE

*  *  *  *  *
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$324	$989	$1,678	$3,512
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$324	$989	$1,678	$3,512

APPENDIX J

CONDENSED FINANCIAL INFORMATION

The following information for REGATTA ACCESS should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown. Subsequent values are shown for each period, unless there was no balance or transaction for the last day of the period, in which case no value is shown for the end of that period or the beginning of the next period.

Fund	Price Level	Year	Accumulation Unit Value Beginning of Year	Accumulation Unit Value End of Year	Number of Accumulation Units End of Year Units

MFS/Sun Life Bond Series	01	2005	13.851	13.932	0
MFS/Sun Life Bond Series	01	2004	13.188	13.851	0
MFS/Sun Life Bond Series	01	2003	12.159	13.188	29,154
MFS/Sun Life Bond Series	01	2002	11.224	12.159	136,125
MFS/Sun Life Bond Series	01	2001	10.535	11.224	26,386
MFS/Sun Life Bond Series	01	2000	10.000	10.535	9,176

MFS/Sun Life Bond Series	02	2005	13.758	13.817	19,733
MFS/Sun Life Bond Series	02	2004	13.119	13.758	16,660
MFS/Sun Life Bond Series	02	2003	12.114	13.119	18,466
MFS/Sun Life Bond Series	02	2002	11.200	12.114	0
MFS/Sun Life Bond Series	02	2001	10.528	11.200	0
MFS/Sun Life Bond Series	02	2000	10.000	10.528	0

MFS/Sun Life Bond Series	03	2005	13.696	13.741	170,853
MFS/Sun Life Bond Series	03	2004	13.073	13.696	190,885
MFS/Sun Life Bond Series	03	2003	12.084	13.073	244,566
MFS/Sun Life Bond Series	03	2002	11.183	12.084	286,347
MFS/Sun Life Bond Series	03	2001	10.523	11.183	363,026
MFS/Sun Life Bond Series	03	2000	10.000	10.523	86,674

MFS/Sun Life Bond Series	04	2005	13.603	13.628	188,335
MFS/Sun Life Bond Series	04	2004	13.005	13.603	169,903
MFS/Sun Life Bond Series	04	2003	12.040	13.005	292,958
MFS/Sun Life Bond Series	04	2002	11.159	12.040	216,483
MFS/Sun Life Bond Series	04	2001	10.516	11.159	223,081
MFS/Sun Life Bond Series	04	2000	10.000	10.516	31,146

MFS/Sun Life Bond Series	05	2005	13.542	13.553	102,581
MFS/Sun Life Bond Series	05	2004	12.960	13.542	133,801
MFS/Sun Life Bond Series	05	2003	12.010	12.960	203,235
MFS/Sun Life Bond Series	05	2002	11.143	12.010	227,517
MFS/Sun Life Bond Series	05	2001	10.511	11.143	206,822
MFS/Sun Life Bond Series	05	2000	10.000	10.511	47,680

MFS/Sun Life Bond Series	06	2005	13.451	13.441	26,615
MFS/Sun Life Bond Series	06	2004	12.892	13.451	27,415
MFS/Sun Life Bond Series	06	2003	11.965	12.892	43,073
MFS/Sun Life Bond Series	06	2002	11.118	11.965	82,692
MFS/Sun Life Bond Series	06	2001	10.504	11.118	56,484
MFS/Sun Life Bond Series	06	2000	10.000	10.504	5,855

MFS/Sun Life Bond Series S Class	01	2005	12.331	12.384	0
MFS/Sun Life Bond Series S Class	01	2004	11.779	12.331	0
MFS/Sun Life Bond Series S Class	01	2003	10.889	11.779	0
MFS/Sun Life Bond Series S Class	01	2002	10.081	10.889	20,577
MFS/Sun Life Bond Series S Class	01	2001	10.000	10.081	21,517

MFS/Sun Life Bond Series S Class	02	2005	12.269	12.303	0
MFS/Sun Life Bond Series S Class	02	2004	11.737	12.269	0
MFS/Sun Life Bond Series S Class	02	2003	10.867	11.737	0
MFS/Sun Life Bond Series S Class	02	2002	10.076	10.867	0
MFS/Sun Life Bond Series S Class	02	2001	10.000	10.076	0

MFS/Sun Life Bond Series S Class	03	2005	12.227	12.249	76,887
MFS/Sun Life Bond Series S Class	03	2004	11.709	12.227	84,467
MFS/Sun Life Bond Series S Class	03	2003	10.852	11.709	114,464
MFS/Sun Life Bond Series S Class	03	2002	10.072	10.852	86,572
MFS/Sun Life Bond Series S Class	03	2001	10.000	10.072	36,746

MFS/Sun Life Bond Series S Class	04	2005	12.165	12.168	26,130
MFS/Sun Life Bond Series S Class	04	2004	11.668	12.165	34,889
MFS/Sun Life Bond Series S Class	04	2003	10.830	11.668	116,149
MFS/Sun Life Bond Series S Class	04	2002	10.067	10.830	144,874
MFS/Sun Life Bond Series S Class	04	2001	10.000	10.067	83,462

MFS/Sun Life Bond Series S Class	05	2005	12.124	12.114	34,725
MFS/Sun Life Bond Series S Class	05	2004	11.640	12.124	38,059
MFS/Sun Life Bond Series S Class	05	2003	10.815	11.640	40,568
MFS/Sun Life Bond Series S Class	05	2002	10.063	10.815	39,385
MFS/Sun Life Bond Series S Class	05	2001	10.000	10.063	29,586

MFS/Sun Life Bond Series S Class	06	2005	12.062	12.034	95,795
MFS/Sun Life Bond Series S Class	06	2004	11.598	12.062	97,760
MFS/Sun Life Bond Series S Class	06	2003	10.793	11.598	115,543
MFS/Sun Life Bond Series S Class	06	2002	10.058	10.793	121,492
MFS/Sun Life Bond Series S Class	06	2001	10.000	10.058	62,495

MFS/Sun Life Capital Appreciation Series	01	2005	5.618	5.604	29,090
MFS/Sun Life Capital Appreciation Series	01	2004	5.119	5.618	28,944
MFS/Sun Life Capital Appreciation Series	01	2003	4.024	5.119	53,019
MFS/Sun Life Capital Appreciation Series	01	2002	6.020	4.024	0
MFS/Sun Life Capital Appreciation Series	01	2001	8.155	6.020	0
MFS/Sun Life Capital Appreciation Series	01	2000	10.000	8.155	17,139

MFS/Sun Life Capital Appreciation Series	02	2005	5.580	5.558	0
MFS/Sun Life Capital Appreciation Series	02	2004	5.093	5.580	40,996
MFS/Sun Life Capital Appreciation Series	02	2003	4.009	5.093	41,525
MFS/Sun Life Capital Appreciation Series	02	2002	6.007	4.009	39,769
MFS/Sun Life Capital Appreciation Series	02	2001	8.150	6.007	62,370
MFS/Sun Life Capital Appreciation Series	02	2000	10.000	8.150	60,648

MFS/Sun Life Capital Appreciation Series	03	2005	5.555	5.528	456,958
MFS/Sun Life Capital Appreciation Series	03	2004	5.075	5.555	517,447
MFS/Sun Life Capital Appreciation Series	03	2003	3.999	5.075	616,496
MFS/Sun Life Capital Appreciation Series	03	2002	5.998	3.999	746,448
MFS/Sun Life Capital Appreciation Series	03	2001	8.146	5.998	1,066,499
MFS/Sun Life Capital Appreciation Series	03	2000	10.000	8.146	460,577

MFS/Sun Life Capital Appreciation Series	04	2005	5.518	5.482	368,073
MFS/Sun Life Capital Appreciation Series	04	2004	5.048	5.518	439,699
MFS/Sun Life Capital Appreciation Series	04	2003	3.984	5.048	487,652
MFS/Sun Life Capital Appreciation Series	04	2002	5.985	3.984	520,880
MFS/Sun Life Capital Appreciation Series	04	2001	8.141	5.985	699,138
MFS/Sun Life Capital Appreciation Series	04	2000	10.000	8.141	381,675

MFS/Sun Life Capital Appreciation Series	05	2005	5.493	5.452	479,729
MFS/Sun Life Capital Appreciation Series	05	2004	5.031	5.493	489,376
MFS/Sun Life Capital Appreciation Series	05	2003	3.974	5.031	557,268
MFS/Sun Life Capital Appreciation Series	05	2002	5.976	3.974	614,431
MFS/Sun Life Capital Appreciation Series	05	2001	8.137	5.976	737,593
MFS/Sun Life Capital Appreciation Series	05	2000	10.000	8.137	374,097

MFS/Sun Life Capital Appreciation Series	06	2005	5.456	5.407	304,813
MFS/Sun Life Capital Appreciation Series	06	2004	5.004	5.456	283,175
MFS/Sun Life Capital Appreciation Series	06	2003	3.959	5.004	311,144
MFS/Sun Life Capital Appreciation Series	06	2002	5.963	3.959	223,213
MFS/Sun Life Capital Appreciation Series	06	2001	8.132	5.963	235,521
MFS/Sun Life Capital Appreciation Series	06	2000	10.000	8.132	135,475

MFS/Sun Life Capital Appreciation Series S Class	01	2005	9.007	8.960	0
MFS/Sun Life Capital Appreciation Series S Class	01	2004	8.225	9.007	0
MFS/Sun Life Capital Appreciation Series S Class	01	2003	6.483	8.225	0
MFS/Sun Life Capital Appreciation Series S Class	01	2002	9.725	6.483	0
MFS/Sun Life Capital Appreciation Series S Class	01	2001	10.000	9.725	162,863

MFS/Sun Life Capital Appreciation Series S Class	02	2005	8.961	8.901	0
MFS/Sun Life Capital Appreciation Series S Class	02	2004	8.196	8.961	0
MFS/Sun Life Capital Appreciation Series S Class	02	2003	6.470	8.196	0
MFS/Sun Life Capital Appreciation Series S Class	02	2002	9.720	6.470	0
MFS/Sun Life Capital Appreciation Series S Class	02	2001	10.000	9.720	0

MFS/Sun Life Capital Appreciation Series S Class	03	2005	8.931	8.862	96,048
MFS/Sun Life Capital Appreciation Series S Class	03	2004	8.177	8.931	109,854
MFS/Sun Life Capital Appreciation Series S Class	03	2003	6.461	8.177	125,348
MFS/Sun Life Capital Appreciation Series S Class	03	2002	9.716	6.461	158,925
MFS/Sun Life Capital Appreciation Series S Class	03	2001	10.000	9.716	27,002

MFS/Sun Life Capital Appreciation Series S Class	04	2005	8.886	8.804	14,039
MFS/Sun Life Capital Appreciation Series S Class	04	2004	8.147	8.886	21,319
MFS/Sun Life Capital Appreciation Series S Class	04	2003	6.448	8.147	22,223
MFS/Sun Life Capital Appreciation Series S Class	04	2002	9.711	6.448	22,315
MFS/Sun Life Capital Appreciation Series S Class	04	2001	10.000	9.711	12,735

MFS/Sun Life Capital Appreciation Series S Class	05	2005	8.855	8.765	21,166
MFS/Sun Life Capital Appreciation Series S Class	05	2004	8.128	8.855	17,335
MFS/Sun Life Capital Appreciation Series S Class	05	2003	6.439	8.128	19,161
MFS/Sun Life Capital Appreciation Series S Class	05	2002	9.708	6.439	25,929
MFS/Sun Life Capital Appreciation Series S Class	05	2001	10.000	9.708	14,099

MFS/Sun Life Capital Appreciation Series S Class	06	2005	8.810	8.707	30,602
MFS/Sun Life Capital Appreciation Series S Class	06	2004	8.099	8.810	34,184
MFS/Sun Life Capital Appreciation Series S Class	06	2003	6.426	8.099	43,289
MFS/Sun Life Capital Appreciation Series S Class	06	2002	9.703	6.426	57,476
MFS/Sun Life Capital Appreciation Series S Class	06	2001	10.000	9.703	24,633

MFS/Sun Life Capital Opportunities Series	01	2005	6.135	6.164	246,032
MFS/Sun Life Capital Opportunities Series	01	2004	5.503	6.135	206,401
MFS/Sun Life Capital Opportunities Series	01	2003	4.339	5.503	237,953
MFS/Sun Life Capital Opportunities Series	01	2002	6.306	4.339	288,955
MFS/Sun Life Capital Opportunities Series	01	2001	8.501	6.306	480,332
MFS/Sun Life Capital Opportunities Series	01	2000	10.000	8.501	354,251

MFS/Sun Life Capital Opportunities Series	02	2005	6.094	6.113	27,075
MFS/Sun Life Capital Opportunities Series	02	2004	5.474	6.094	27,075
MFS/Sun Life Capital Opportunities Series	02	2003	4.322	5.474	27,075
MFS/Sun Life Capital Opportunities Series	02	2002	6.292	4.322	73,160
MFS/Sun Life Capital Opportunities Series	02	2001	8.495	6.292	99,559
MFS/Sun Life Capital Opportunities Series	02	2000	10.000	8.495	169,833

MFS/Sun Life Capital Opportunities Series	03	2005	6.066	6.080	379,377
MFS/Sun Life Capital Opportunities Series	03	2004	5.455	6.066	602,980
MFS/Sun Life Capital Opportunities Series	03	2003	4.312	5.455	707,223
MFS/Sun Life Capital Opportunities Series	03	2002	6.282	4.312	948,686
MFS/Sun Life Capital Opportunities Series	03	2001	8.491	6.282	1,460,822
MFS/Sun Life Capital Opportunities Series	03	2000	10.000	8.491	1,194,561

MFS/Sun Life Capital Opportunities Series	04	2005	6.025	6.030	368,662
MFS/Sun Life Capital Opportunities Series	04	2004	5.426	6.025	522,695
MFS/Sun Life Capital Opportunities Series	04	2003	4.296	5.426	650,258
MFS/Sun Life Capital Opportunities Series	04	2002	6.269	4.296	792,918
MFS/Sun Life Capital Opportunities Series	04	2001	8.486	6.269	1,079,114
MFS/Sun Life Capital Opportunities Series	04	2000	10.000	8.486	1,030,852

MFS/Sun Life Capital Opportunities Series	05	2005	5.998	5.996	850,631
MFS/Sun Life Capital Opportunities Series	05	2004	5.407	5.998	928,488
MFS/Sun Life Capital Opportunities Series	05	2003	4.285	5.407	1,065,799
MFS/Sun Life Capital Opportunities Series	05	2002	6.259	4.285	1,275,977
MFS/Sun Life Capital Opportunities Series	05	2001	8.482	6.259	1,659,791
MFS/Sun Life Capital Opportunities Series	05	2000	10.000	8.482	1,008,384

MFS/Sun Life Capital Opportunities Series	06	2005	5.958	5.947	161,644
MFS/Sun Life Capital Opportunities Series	06	2004	5.379	5.958	199,778
MFS/Sun Life Capital Opportunities Series	06	2003	4.269	5.379	223,048
MFS/Sun Life Capital Opportunities Series	06	2002	6.246	4.269	195,049
MFS/Sun Life Capital Opportunities Series	06	2001	8.476	6.246	593,290
MFS/Sun Life Capital Opportunities Series	06	2000	10.000	8.476	343,358

MFS/Sun Life Capital Opportunities Series S Class	01	2005	9.199	9.213	0
MFS/Sun Life Capital Opportunities Series S Class	01	2004	8.271	9.199	0
MFS/Sun Life Capital Opportunities Series S Class	01	2003	6.536	8.271	0
MFS/Sun Life Capital Opportunities Series S Class	01	2002	9.520	6.536	25,145
MFS/Sun Life Capital Opportunities Series S Class	01	2001	10.000	9.520	22,342

MFS/Sun Life Capital Opportunities Series S Class	02	2005	9.152	9.152	0
MFS/Sun Life Capital Opportunities Series S Class	02	2004	8.241	9.152	0
MFS/Sun Life Capital Opportunities Series S Class	02	2003	6.523	8.241	0
MFS/Sun Life Capital Opportunities Series S Class	02	2002	9.515	6.523	0
MFS/Sun Life Capital Opportunities Series S Class	02	2001	10.000	9.515	0

MFS/Sun Life Capital Opportunities Series S Class	03	2005	9.121	9.112	23,263
MFS/Sun Life Capital Opportunities Series S Class	03	2004	8.222	9.121	31,583
MFS/Sun Life Capital Opportunities Series S Class	03	2003	6.514	8.222	39,074
MFS/Sun Life Capital Opportunities Series S Class	03	2002	9.512	6.514	39,274
MFS/Sun Life Capital Opportunities Series S Class	03	2001	10.000	9.512	39,549

MFS/Sun Life Capital Opportunities Series S Class	04	2005	9.075	9.052	7,974
MFS/Sun Life Capital Opportunities Series S Class	04	2004	8.192	9.075	11,689
MFS/Sun Life Capital Opportunities Series S Class	04	2003	6.501	8.192	20,161
MFS/Sun Life Capital Opportunities Series S Class	04	2002	9.507	6.501	25,982
MFS/Sun Life Capital Opportunities Series S Class	04	2001	10.000	9.507	16,766

MFS/Sun Life Capital Opportunities Series S Class	05	2005	9.044	9.012	2,683
MFS/Sun Life Capital Opportunities Series S Class	05	2004	8.173	9.044	2,623
MFS/Sun Life Capital Opportunities Series S Class	05	2003	6.492	8.173	8,617
MFS/Sun Life Capital Opportunities Series S Class	05	2002	9.503	6.492	11,900
MFS/Sun Life Capital Opportunities Series S Class	05	2001	10.000	9.503	12,830

MFS/Sun Life Capital Opportunities Series S Class	06	2005	8.998	8.952	14,523
MFS/Sun Life Capital Opportunities Series S Class	06	2004	8.144	8.998	18,836
MFS/Sun Life Capital Opportunities Series S Class	06	2003	6.478	8.144	27,931
MFS/Sun Life Capital Opportunities Series S Class	06	2002	9.498	6.478	38,383
MFS/Sun Life Capital Opportunities Series S Class	06	2001	10.000	9.498	26,988

MFS/Sun Life Core Equity Series	01	2005	9.794	10.316	0
MFS/Sun Life Core Equity Series	01	2004	8.643	9.794	0
MFS/Sun Life Core Equity Series	01	2003	6.838	8.643	6,054
MFS/Sun Life Core Equity Series	01	2002	8.802	6.838	8,592
MFS/Sun Life Core Equity Series	01	2001	9.994	8.802	1,152
MFS/Sun Life Core Equity Series	01	2000	10.000	9.994	0

MFS/Sun Life Core Equity Series	02	2005	9.728	10.232	0
MFS/Sun Life Core Equity Series	02	2004	8.599	9.728	4,390
MFS/Sun Life Core Equity Series	02	2003	6.813	8.599	4,776
MFS/Sun Life Core Equity Series	02	2002	8.783	6.813	42,174
MFS/Sun Life Core Equity Series	02	2001	9.988	8.783	77,342
MFS/Sun Life Core Equity Series	02	2000	10.000	9.988	57,880

MFS/Sun Life Core Equity Series	03	2005	9.685	10.176	153,451
MFS/Sun Life Core Equity Series	03	2004	8.569	9.685	145,514
MFS/Sun Life Core Equity Series	03	2003	6.797	8.569	173,195
MFS/Sun Life Core Equity Series	03	2002	8.770	6.797	181,259
MFS/Sun Life Core Equity Series	03	2001	9.984	8.770	199,518
MFS/Sun Life Core Equity Series	03	2000	10.000	9.984	72,193

MFS/Sun Life Core Equity Series	04	2005	9.620	10.092	75,499
MFS/Sun Life Core Equity Series	04	2004	8.525	9.620	83,677
MFS/Sun Life Core Equity Series	04	2003	6.772	8.525	94,743
MFS/Sun Life Core Equity Series	04	2002	8.752	6.772	73,596
MFS/Sun Life Core Equity Series	04	2001	9.978	8.752	86,429
MFS/Sun Life Core Equity Series	04	2000	10.000	9.978	68,556

MFS/Sun Life Core Equity Series	05	2005	9.577	10.037	103,965
MFS/Sun Life Core Equity Series	05	2004	8.495	9.577	121,228
MFS/Sun Life Core Equity Series	05	2003	6.755	8.495	121,392
MFS/Sun Life Core Equity Series	05	2002	8.739	6.755	131,680
MFS/Sun Life Core Equity Series	05	2001	9.974	8.739	152,712
MFS/Sun Life Core Equity Series	05	2000	10.000	9.974	40,063

MFS/Sun Life Core Equity Series	06	2005	9.513	9.954	140,202
MFS/Sun Life Core Equity Series	06	2004	8.451	9.513	160,749
MFS/Sun Life Core Equity Series	06	2003	6.730	8.451	171,737
MFS/Sun Life Core Equity Series	06	2002	8.720	6.730	189,851
MFS/Sun Life Core Equity Series	06	2001	9.967	8.720	227,451
MFS/Sun Life Core Equity Series	06	2000	10.000	9.967	7,486

MFS/Sun Life Core Equity Series S Class	01	2005	10.954	11.520	0
MFS/Sun Life Core Equity Series S Class	01	2004	9.696	10.954	0
MFS/Sun Life Core Equity Series S Class	01	2003	7.694	9.696	0
MFS/Sun Life Core Equity Series S Class	01	2002	9.930	7.694	0
MFS/Sun Life Core Equity Series S Class	01	2001	10.000	9.930	0

MFS/Sun Life Core Equity Series S Class	02	2005	10.899	11.445	0
MFS/Sun Life Core Equity Series S Class	02	2004	9.662	10.899	0
MFS/Sun Life Core Equity Series S Class	02	2003	7.678	9.662	0
MFS/Sun Life Core Equity Series S Class	02	2002	9.925	7.678	0
MFS/Sun Life Core Equity Series S Class	02	2001	10.000	9.925	0

MFS/Sun Life Core Equity Series S Class	03	2005	10.862	11.394	22,102
MFS/Sun Life Core Equity Series S Class	03	2004	9.639	10.862	30,314
MFS/Sun Life Core Equity Series S Class	03	2003	7.668	9.639	32,950
MFS/Sun Life Core Equity Series S Class	03	2002	9.921	7.668	29,395
MFS/Sun Life Core Equity Series S Class	03	2001	10.000	9.921	20,086

MFS/Sun Life Core Equity Series S Class	04	2005	10.806	11.319	9,413
MFS/Sun Life Core Equity Series S Class	04	2004	9.605	10.806	13,003
MFS/Sun Life Core Equity Series S Class	04	2003	7.652	9.605	18,169
MFS/Sun Life Core Equity Series S Class	04	2002	9.916	7.652	24,613
MFS/Sun Life Core Equity Series S Class	04	2001	10.000	9.916	9,749

MFS/Sun Life Core Equity Series S Class	05	2005	10.770	11.269	7,707
MFS/Sun Life Core Equity Series S Class	05	2004	9.582	10.770	8,086
MFS/Sun Life Core Equity Series S Class	05	2003	7.641	9.582	7,408
MFS/Sun Life Core Equity Series S Class	05	2002	9.913	7.641	7,181
MFS/Sun Life Core Equity Series S Class	05	2001	10.000	9.913	6,772

MFS/Sun Life Core Equity Series S Class	06	2005	10.715	11.195	53,643
MFS/Sun Life Core Equity Series S Class	06	2004	9.548	10.715	51,484
MFS/Sun Life Core Equity Series S Class	06	2003	7.626	9.548	48,686
MFS/Sun Life Core Equity Series S Class	06	2002	9.907	7.626	47,599
MFS/Sun Life Core Equity Series S Class	06	2001	10.000	9.907	26,098

MFS/Sun Life Emerging Growth Series	01	2005	4.755	5.130	22,116
MFS/Sun Life Emerging Growth Series	01	2004	4.248	4.755	23,106
MFS/Sun Life Emerging Growth Series	01	2003	3.268	4.248	79,942
MFS/Sun Life Emerging Growth Series	01	2002	5.022	3.268	88,813
MFS/Sun Life Emerging Growth Series	01	2001	7.767	5.022	90,770
MFS/Sun Life Emerging Growth Series	01	2000	10.000	7.767	71,231

MFS/Sun Life Emerging Growth Series	02	2005	4.722	5.087	42,632
MFS/Sun Life Emerging Growth Series	02	2004	4.225	4.722	2,895
MFS/Sun Life Emerging Growth Series	02	2003	3.256	4.225	3,149
MFS/Sun Life Emerging Growth Series	02	2002	5.011	3.256	51,590
MFS/Sun Life Emerging Growth Series	02	2001	7.761	5.011	72,749
MFS/Sun Life Emerging Growth Series	02	2000	10.000	7.761	110,511

MFS/Sun Life Emerging Growth Series	03	2005	4.701	5.059	514,581
MFS/Sun Life Emerging Growth Series	03	2004	4.210	4.701	723,459
MFS/Sun Life Emerging Growth Series	03	2003	3.247	4.210	871,505
MFS/Sun Life Emerging Growth Series	03	2002	5.004	3.247	1,003,966
MFS/Sun Life Emerging Growth Series	03	2001	7.758	5.004	1,268,030
MFS/Sun Life Emerging Growth Series	03	2000	10.000	7.758	998,232

MFS/Sun Life Emerging Growth Series	04	2005	4.669	5.017	388,870
MFS/Sun Life Emerging Growth Series	04	2004	4.188	4.669	486,195
MFS/Sun Life Emerging Growth Series	04	2003	3.235	4.188	552,435
MFS/Sun Life Emerging Growth Series	04	2002	4.993	3.235	613,117
MFS/Sun Life Emerging Growth Series	04	2001	7.753	4.993	804,510
MFS/Sun Life Emerging Growth Series	04	2000	10.000	7.753	633,716

MFS/Sun Life Emerging Growth Series	05	2005	4.648	4.989	823,239
MFS/Sun Life Emerging Growth Series	05	2004	4.174	4.648	801,094
MFS/Sun Life Emerging Growth Series	05	2003	3.227	4.174	934,581
MFS/Sun Life Emerging Growth Series	05	2002	4.985	3.227	1,014,015
MFS/Sun Life Emerging Growth Series	05	2001	7.749	4.985	1,345,649
MFS/Sun Life Emerging Growth Series	05	2000	10.000	7.749	974,229

MFS/Sun Life Emerging Growth Series	06	2005	4.617	4.948	152,109
MFS/Sun Life Emerging Growth Series	06	2004	4.152	4.617	174,615
MFS/Sun Life Emerging Growth Series	06	2003	3.215	4.152	207,682
MFS/Sun Life Emerging Growth Series	06	2002	4.974	3.215	232,978
MFS/Sun Life Emerging Growth Series	06	2001	7.744	4.974	396,657
MFS/Sun Life Emerging Growth Series	06	2000	10.000	7.744	251,053

MFS/Sun Life Emerging Growth Series S Class	01	2005	9.127	9.826	0
MFS/Sun Life Emerging Growth Series S Class	01	2004	8.174	9.127	0
MFS/Sun Life Emerging Growth Series S Class	01	2003	6.306	8.174	0
MFS/Sun Life Emerging Growth Series S Class	01	2002	9.717	6.306	11,936
MFS/Sun Life Emerging Growth Series S Class	01	2001	10.000	9.717	10,180

MFS/Sun Life Emerging Growth Series S Class	02	2005	9.081	9.761	0
MFS/Sun Life Emerging Growth Series S Class	02	2004	8.145	9.081	0
MFS/Sun Life Emerging Growth Series S Class	02	2003	6.293	8.145	0
MFS/Sun Life Emerging Growth Series S Class	02	2002	9.712	6.293	0
MFS/Sun Life Emerging Growth Series S Class	02	2001	10.000	9.712	0

MFS/Sun Life Emerging Growth Series S Class	03	2005	9.050	9.718	65,404
MFS/Sun Life Emerging Growth Series S Class	03	2004	8.126	9.050	70,608
MFS/Sun Life Emerging Growth Series S Class	03	2003	6.284	8.126	89,968
MFS/Sun Life Emerging Growth Series S Class	03	2002	9.709	6.284	87,080
MFS/Sun Life Emerging Growth Series S Class	03	2001	10.000	9.709	23,611

MFS/Sun Life Emerging Growth Series S Class	04	2005	9.004	9.654	9,203
MFS/Sun Life Emerging Growth Series S Class	04	2004	8.097	9.004	9,690
MFS/Sun Life Emerging Growth Series S Class	04	2003	6.271	8.097	18,154
MFS/Sun Life Emerging Growth Series S Class	04	2002	9.704	6.271	18,806
MFS/Sun Life Emerging Growth Series S Class	04	2001	10.000	9.704	14,378

MFS/Sun Life Emerging Growth Series S Class	05	2005	8.974	9.611	9,012
MFS/Sun Life Emerging Growth Series S Class	05	2004	8.077	8.974	10,179
MFS/Sun Life Emerging Growth Series S Class	05	2003	6.263	8.077	12,546
MFS/Sun Life Emerging Growth Series S Class	05	2002	9.700	6.263	15,417
MFS/Sun Life Emerging Growth Series S Class	05	2001	10.000	9.700	10,360

MFS/Sun Life Emerging Growth Series S Class	06	2005	8.928	9.548	21,769
MFS/Sun Life Emerging Growth Series S Class	06	2004	8.049	8.928	23,753
MFS/Sun Life Emerging Growth Series S Class	06	2003	6.250	8.049	32,628
MFS/Sun Life Emerging Growth Series S Class	06	2002	9.695	6.250	42,293
MFS/Sun Life Emerging Growth Series S Class	06	2001	10.000	9.695	23,387

MFS/Sun Life Emerging Markets Equity Series	01	2005	14.993	20.270	0
MFS/Sun Life Emerging Markets Equity Series	01	2004	11.926	14.993	0
MFS/Sun Life Emerging Markets Equity Series	01	2003	7.906	11.926	0
MFS/Sun Life Emerging Markets Equity Series	01	2002	8.156	7.906	0
MFS/Sun Life Emerging Markets Equity Series	01	2001	8.338	8.156	0
MFS/Sun Life Emerging Markets Equity Series	01	2000	10.000	8.338	14,188

MFS/Sun Life Emerging Markets Equity Series	02	2005	14.894	20.105	5,036
MFS/Sun Life Emerging Markets Equity Series	02	2004	11.865	14.894	8,782
MFS/Sun Life Emerging Markets Equity Series	02	2003	7.878	11.865	8,782
MFS/Sun Life Emerging Markets Equity Series	02	2002	8.139	7.878	0
MFS/Sun Life Emerging Markets Equity Series	02	2001	8.333	8.139	0
MFS/Sun Life Emerging Markets Equity Series	02	2000	10.000	8.333	0

MFS/Sun Life Emerging Markets Equity Series	03	2005	14.828	19.996	33,216
MFS/Sun Life Emerging Markets Equity Series	03	2004	11.825	14.828	38,079
MFS/Sun Life Emerging Markets Equity Series	03	2003	7.859	11.825	44,715
MFS/Sun Life Emerging Markets Equity Series	03	2002	8.128	7.859	45,134
MFS/Sun Life Emerging Markets Equity Series	03	2001	8.330	8.128	76,249
MFS/Sun Life Emerging Markets Equity Series	03	2000	10.000	8.330	68,158

MFS/Sun Life Emerging Markets Equity Series	04	2005	14.729	19.833	20,222
MFS/Sun Life Emerging Markets Equity Series	04	2004	11.764	14.729	22,252
MFS/Sun Life Emerging Markets Equity Series	04	2003	7.830	11.764	19,217
MFS/Sun Life Emerging Markets Equity Series	04	2002	8.111	7.830	16,657
MFS/Sun Life Emerging Markets Equity Series	04	2001	8.325	8.111	29,054
MFS/Sun Life Emerging Markets Equity Series	04	2000	10.000	8.325	31,548

MFS/Sun Life Emerging Markets Equity Series	05	2005	14.664	19.725	29,905
MFS/Sun Life Emerging Markets Equity Series	05	2004	11.724	14.664	35,051
MFS/Sun Life Emerging Markets Equity Series	05	2003	7.811	11.724	48,366
MFS/Sun Life Emerging Markets Equity Series	05	2002	8.099	7.811	49,242
MFS/Sun Life Emerging Markets Equity Series	05	2001	8.322	8.099	59,871
MFS/Sun Life Emerging Markets Equity Series	05	2000	10.000	8.322	42,569

MFS/Sun Life Emerging Markets Equity Series	06	2005	14.566	19.564	10,759
MFS/Sun Life Emerging Markets Equity Series	06	2004	11.664	14.566	9,070
MFS/Sun Life Emerging Markets Equity Series	06	2003	7.783	11.664	10,348
MFS/Sun Life Emerging Markets Equity Series	06	2002	8.082	7.783	6,702
MFS/Sun Life Emerging Markets Equity Series	06	2001	8.317	8.082	9,070
MFS/Sun Life Emerging Markets Equity Series	06	2000	10.000	8.317	5,839

MFS/Sun Life Emerging Markets Equity Series S Class	01	2005	18.845	25.418	0
MFS/Sun Life Emerging Markets Equity Series S Class	01	2004	15.025	18.845	0
MFS/Sun Life Emerging Markets Equity Series S Class	01	2003	9.992	15.025	0
MFS/Sun Life Emerging Markets Equity Series S Class	01	2002	10.327	9.992	0
MFS/Sun Life Emerging Markets Equity Series S Class	01	2001	10.000	10.327	0

MFS/Sun Life Emerging Markets Equity Series S Class	02	2005	18.749	25.251	0
MFS/Sun Life Emerging Markets Equity Series S Class	02	2004	14.972	18.749	0
MFS/Sun Life Emerging Markets Equity Series S Class	02	2003	9.971	14.972	0
MFS/Sun Life Emerging Markets Equity Series S Class	02	2002	10.321	9.971	0
MFS/Sun Life Emerging Markets Equity Series S Class	02	2001	10.000	10.321	0

MFS/Sun Life Emerging Markets Equity Series S Class	03	2005	18.686	25.140	7,339
MFS/Sun Life Emerging Markets Equity Series S Class	03	2004	14.936	18.686	10,193
MFS/Sun Life Emerging Markets Equity Series S Class	03	2003	9.958	14.936	15,868
MFS/Sun Life Emerging Markets Equity Series S Class	03	2002	10.318	9.958	19,829
MFS/Sun Life Emerging Markets Equity Series S Class	03	2001	10.000	10.318	127

MFS/Sun Life Emerging Markets Equity Series S Class	04	2005	18.591	24.974	388
MFS/Sun Life Emerging Markets Equity Series S Class	04	2004	14.883	18.591	751
MFS/Sun Life Emerging Markets Equity Series S Class	04	2003	9.937	14.883	1,419
MFS/Sun Life Emerging Markets Equity Series S Class	04	2002	10.312	9.937	1,971
MFS/Sun Life Emerging Markets Equity Series S Class	04	2001	10.000	10.312	1,427

MFS/Sun Life Emerging Markets Equity Series S Class	05	2005	18.528	24.865	2,955
MFS/Sun Life Emerging Markets Equity Series S Class	05	2004	14.848	18.528	2,289
MFS/Sun Life Emerging Markets Equity Series S Class	05	2003	9.924	14.848	1,994
MFS/Sun Life Emerging Markets Equity Series S Class	05	2002	10.309	9.924	1,530
MFS/Sun Life Emerging Markets Equity Series S Class	05	2001	10.000	10.309	365

MFS/Sun Life Emerging Markets Equity Series S Class	06	2005	18.433	24.700	2,869
MFS/Sun Life Emerging Markets Equity Series S Class	06	2004	14.795	18.433	3,333
MFS/Sun Life Emerging Markets Equity Series S Class	06	2003	9.903	14.795	5,188
MFS/Sun Life Emerging Markets Equity Series S Class	06	2002	10.303	9.903	4,637
MFS/Sun Life Emerging Markets Equity Series S Class	06	2001	10.000	10.303	2,486

MFS/Sun Life Global Governments Series	01	2005	14.836	13.609	0
MFS/Sun Life Global Governments Series	01	2004	13.638	14.836	0
MFS/Sun Life Global Governments Series	01	2003	11.935	13.638	0
MFS/Sun Life Global Governments Series	01	2002	10.010	11.935	0
MFS/Sun Life Global Governments Series	01	2001	10.348	10.010	0
MFS/Sun Life Global Governments Series	01	2000	10.000	10.348	0

MFS/Sun Life Global Governments Series	02	2005	14.737	13.498	0
MFS/Sun Life Global Governments Series	02	2004	13.567	14.737	5,553
MFS/Sun Life Global Governments Series	02	2003	11.891	13.567	5,553
MFS/Sun Life Global Governments Series	02	2002	9.988	11.891	0
MFS/Sun Life Global Governments Series	02	2001	10.342	9.988	0
MFS/Sun Life Global Governments Series	02	2000	10.000	10.342	0

MFS/Sun Life Global Governments Series	03	2005	14.672	13.424	25,232
MFS/Sun Life Global Governments Series	03	2004	13.520	14.672	26,978
MFS/Sun Life Global Governments Series	03	2003	11.862	13.520	25,050
MFS/Sun Life Global Governments Series	03	2002	9.974	11.862	21,294
MFS/Sun Life Global Governments Series	03	2001	10.338	9.974	44,620
MFS/Sun Life Global Governments Series	03	2000	10.000	10.338	38,750

MFS/Sun Life Global Governments Series	04	2005	14.573	13.314	23,350
MFS/Sun Life Global Governments Series	04	2004	13.451	14.573	20,635
MFS/Sun Life Global Governments Series	04	2003	11.819	13.451	27,972
MFS/Sun Life Global Governments Series	04	2002	9.953	11.819	27,804
MFS/Sun Life Global Governments Series	04	2001	10.331	9.953	13,664
MFS/Sun Life Global Governments Series	04	2000	10.000	10.331	12,309

MFS/Sun Life Global Governments Series	05	2005	14.508	13.242	19,991
MFS/Sun Life Global Governments Series	05	2004	13.404	14.508	26,845
MFS/Sun Life Global Governments Series	05	2003	11.790	13.404	33,935
MFS/Sun Life Global Governments Series	05	2002	9.938	11.790	24,222
MFS/Sun Life Global Governments Series	05	2001	10.327	9.938	25,124
MFS/Sun Life Global Governments Series	05	2000	10.000	10.327	10,061

MFS/Sun Life Global Governments Series	06	2005	14.411	13.133	2,086
MFS/Sun Life Global Governments Series	06	2004	13.335	14.411	671
MFS/Sun Life Global Governments Series	06	2003	11.747	13.335	3,391
MFS/Sun Life Global Governments Series	06	2002	9.917	11.747	6,426
MFS/Sun Life Global Governments Series	06	2001	10.321	9.917	5,220
MFS/Sun Life Global Governments Series	06	2000	10.000	10.321	490

MFS/Sun Life Global Governments Series S Class	01	2005	14.297	13.074	0
MFS/Sun Life Global Governments Series S Class	01	2004	13.173	14.297	0
MFS/Sun Life Global Governments Series S Class	01	2003	11.558	13.173	0
MFS/Sun Life Global Governments Series S Class	01	2002	9.720	11.558	0
MFS/Sun Life Global Governments Series S Class	01	2001	10.000	9.720	0

MFS/Sun Life Global Governments Series S Class	02	2005	14.225	12.988	0
MFS/Sun Life Global Governments Series S Class	02	2004	13.126	14.225	0
MFS/Sun Life Global Governments Series S Class	02	2003	11.534	13.126	0
MFS/Sun Life Global Governments Series S Class	02	2002	9.715	11.534	0
MFS/Sun Life Global Governments Series S Class	02	2001	10.000	9.715	0

MFS/Sun Life Global Governments Series S Class	03	2005	14.176	12.931	7,722
MFS/Sun Life Global Governments Series S Class	03	2004	13.095	14.176	8,211
MFS/Sun Life Global Governments Series S Class	03	2003	11.518	13.095	26,799
MFS/Sun Life Global Governments Series S Class	03	2002	9.712	11.518	20,834
MFS/Sun Life Global Governments Series S Class	03	2001	10.000	9.712	1,178

MFS/Sun Life Global Governments Series S Class	04	2005	14.104	12.846	187
MFS/Sun Life Global Governments Series S Class	04	2004	13.048	14.104	667
MFS/Sun Life Global Governments Series S Class	04	2003	11.495	13.048	2,331
MFS/Sun Life Global Governments Series S Class	04	2002	9.706	11.495	2,529
MFS/Sun Life Global Governments Series S Class	04	2001	10.000	9.706	934

MFS/Sun Life Global Governments Series S Class	05	2005	14.057	12.789	182
MFS/Sun Life Global Governments Series S Class	05	2004	13.017	14.057	183
MFS/Sun Life Global Governments Series S Class	05	2003	11.479	13.017	1,382
MFS/Sun Life Global Governments Series S Class	05	2002	9.703	11.479	1,071
MFS/Sun Life Global Governments Series S Class	05	2001	10.000	9.703	0

MFS/Sun Life Global Governments Series S Class	06	2005	13.985	12.705	5,730
MFS/Sun Life Global Governments Series S Class	06	2004	12.971	13.985	5,706
MFS/Sun Life Global Governments Series S Class	06	2003	11.456	12.971	4,646
MFS/Sun Life Global Governments Series S Class	06	2002	9.698	11.456	3,981
MFS/Sun Life Global Governments Series S Class	06	2001	10.000	9.698	1,364

MFS/Sun Life Global Growth Series	01	2005	8.144	8.859	0
MFS/Sun Life Global Growth Series	01	2004	7.127	8.144	0
MFS/Sun Life Global Growth Series	01	2003	5.323	7.127	4,321
MFS/Sun Life Global Growth Series	01	2002	6.678	5.323	6,447
MFS/Sun Life Global Growth Series	01	2001	8.413	6.678	0
MFS/Sun Life Global Growth Series	01	2000	10.000	8.413	0

MFS/Sun Life Global Growth Series	02	2005	8.089	8.786	0
MFS/Sun Life Global Growth Series	02	2004	7.089	8.089	0
MFS/Sun Life Global Growth Series	02	2003	5.303	7.089	0
MFS/Sun Life Global Growth Series	02	2002	6.664	5.303	0
MFS/Sun Life Global Growth Series	02	2001	8.407	6.664	61,166
MFS/Sun Life Global Growth Series	02	2000	10.000	8.407	61,167

MFS/Sun Life Global Growth Series	03	2005	8.053	8.737	97,008
MFS/Sun Life Global Growth Series	03	2004	7.065	8.053	120,634
MFS/Sun Life Global Growth Series	03	2003	5.290	7.065	136,294
MFS/Sun Life Global Growth Series	03	2002	6.654	5.290	177,044
MFS/Sun Life Global Growth Series	03	2001	8.404	6.654	216,655
MFS/Sun Life Global Growth Series	03	2000	10.000	8.404	165,543

MFS/Sun Life Global Growth Series	04	2005	7.998	8.665	131,682
MFS/Sun Life Global Growth Series	04	2004	7.027	7.998	186,837
MFS/Sun Life Global Growth Series	04	2003	5.270	7.027	226,275
MFS/Sun Life Global Growth Series	04	2002	6.639	5.270	259,221
MFS/Sun Life Global Growth Series	04	2001	8.398	6.639	305,732
MFS/Sun Life Global Growth Series	04	2000	10.000	8.398	248,860

MFS/Sun Life Global Growth Series	05	2005	7.962	8.617	109,588
MFS/Sun Life Global Growth Series	05	2004	7.003	7.962	122,186
MFS/Sun Life Global Growth Series	05	2003	5.257	7.003	158,286
MFS/Sun Life Global Growth Series	05	2002	6.629	5.257	210,661
MFS/Sun Life Global Growth Series	05	2001	8.394	6.629	292,664
MFS/Sun Life Global Growth Series	05	2000	10.000	8.394	244,064

MFS/Sun Life Global Growth Series	06	2005	7.908	8.545	32,893
MFS/Sun Life Global Growth Series	06	2004	6.966	7.908	35,091
MFS/Sun Life Global Growth Series	06	2003	5.237	6.966	40,989
MFS/Sun Life Global Growth Series	06	2002	6.615	5.237	45,150
MFS/Sun Life Global Growth Series	06	2001	8.388	6.615	67,533
MFS/Sun Life Global Growth Series	06	2000	10.000	8.388	30,327

MFS/Sun Life Global Growth Series S Class	01	2005	11.716	12.709	0
MFS/Sun Life Global Growth Series S Class	01	2004	10.270	11.716	0
MFS/Sun Life Global Growth Series S Class	01	2003	7.689	10.270	0
MFS/Sun Life Global Growth Series S Class	01	2002	9.682	7.689	0
MFS/Sun Life Global Growth Series S Class	01	2001	10.000	9.682	0

MFS/Sun Life Global Growth Series S Class	02	2005	11.657	12.626	0
MFS/Sun Life Global Growth Series S Class	02	2004	10.234	11.657	0
MFS/Sun Life Global Growth Series S Class	02	2003	7.673	10.234	0
MFS/Sun Life Global Growth Series S Class	02	2002	9.677	7.673	0
MFS/Sun Life Global Growth Series S Class	02	2001	10.000	9.677	0

MFS/Sun Life Global Growth Series S Class	03	2005	11.617	12.570	8,743
MFS/Sun Life Global Growth Series S Class	03	2004	10.209	11.617	11,788
MFS/Sun Life Global Growth Series S Class	03	2003	7.662	10.209	12,326
MFS/Sun Life Global Growth Series S Class	03	2002	9.674	7.662	13,251
MFS/Sun Life Global Growth Series S Class	03	2001	10.000	9.674	5,998

MFS/Sun Life Global Growth Series S Class	04	2005	11.558	12.487	5,768
MFS/Sun Life Global Growth Series S Class	04	2004	10.173	11.558	7,439
MFS/Sun Life Global Growth Series S Class	04	2003	7.647	10.173	19,671
MFS/Sun Life Global Growth Series S Class	04	2002	9.669	7.647	19,800
MFS/Sun Life Global Growth Series S Class	04	2001	10.000	9.669	14,719

MFS/Sun Life Global Growth Series S Class	05	2005	11.519	12.432	6,861
MFS/Sun Life Global Growth Series S Class	05	2004	10.149	11.519	7,540
MFS/Sun Life Global Growth Series S Class	05	2003	7.636	10.149	7,883
MFS/Sun Life Global Growth Series S Class	05	2002	9.665	7.636	7,990
MFS/Sun Life Global Growth Series S Class	05	2001	10.000	9.665	9,092

MFS/Sun Life Global Growth Series S Class	06	2005	11.460	12.350	15,621
MFS/Sun Life Global Growth Series S Class	06	2004	10.112	11.460	17,157
MFS/Sun Life Global Growth Series S Class	06	2003	7.621	10.112	20,518
MFS/Sun Life Global Growth Series S Class	06	2002	9.660	7.621	25,107
MFS/Sun Life Global Growth Series S Class	06	2001	10.000	9.660	30,705

MFS/Sun Life Global Total Return Series	01	2005	12.954	13.287	10,010
MFS/Sun Life Global Total Return Series	01	2004	11.190	12.954	10,010
MFS/Sun Life Global Total Return Series	01	2003	9.205	11.190	8,588
MFS/Sun Life Global Total Return Series	01	2002	9.256	9.205	8,508
MFS/Sun Life Global Total Return Series	01	2001	9.982	9.256	9,558
MFS/Sun Life Global Total Return Series	01	2000	10.000	9.982	9,849

MFS/Sun Life Global Total Return Series	02	2005	12.867	13.178	0
MFS/Sun Life Global Total Return Series	02	2004	11.131	12.867	7,491
MFS/Sun Life Global Total Return Series	02	2003	9.171	11.131	7,491
MFS/Sun Life Global Total Return Series	02	2002	9.236	9.171	0
MFS/Sun Life Global Total Return Series	02	2001	9.976	9.236	0
MFS/Sun Life Global Total Return Series	02	2000	10.000	9.976	0

MFS/Sun Life Global Total Return Series	03	2005	12.809	13.105	98,005
MFS/Sun Life Global Total Return Series	03	2004	11.093	12.809	120,230
MFS/Sun Life Global Total Return Series	03	2003	9.148	11.093	103,899
MFS/Sun Life Global Total Return Series	03	2002	9.223	9.148	39,492
MFS/Sun Life Global Total Return Series	03	2001	9.971	9.223	72,295
MFS/Sun Life Global Total Return Series	03	2000	10.000	9.971	13,660

MFS/Sun Life Global Total Return Series	04	2005	12.722	12.997	50,213
MFS/Sun Life Global Total Return Series	04	2004	11.035	12.722	42,752
MFS/Sun Life Global Total Return Series	04	2003	9.114	11.035	51,277
MFS/Sun Life Global Total Return Series	04	2002	9.202	9.114	32,952
MFS/Sun Life Global Total Return Series	04	2001	9.965	9.202	51,644
MFS/Sun Life Global Total Return Series	04	2000	10.000	9.965	19,009

MFS/Sun Life Global Total Return Series	05	2005	12.665	12.926	82,791
MFS/Sun Life Global Total Return Series	05	2004	10.996	12.665	94,297
MFS/Sun Life Global Total Return Series	05	2003	9.092	10.996	100,759
MFS/Sun Life Global Total Return Series	05	2002	9.189	9.092	78,702
MFS/Sun Life Global Total Return Series	05	2001	9.960	9.189	58,219
MFS/Sun Life Global Total Return Series	05	2000	10.000	9.960	29,500

MFS/Sun Life Global Total Return Series	06	2005	12.580	12.819	30,953
MFS/Sun Life Global Total Return Series	06	2004	10.938	12.580	26,868
MFS/Sun Life Global Total Return Series	06	2003	9.058	10.938	29,593
MFS/Sun Life Global Total Return Series	06	2002	9.169	9.058	24,505
MFS/Sun Life Global Total Return Series	06	2001	9.954	9.169	10,744
MFS/Sun Life Global Total Return Series	06	2000	10.000	9.954	6,961

MFS/Sun Life Global Total Return Series S Class	01	2005	13.544	13.862	0
MFS/Sun Life Global Total Return Series S Class	01	2004	11.723	13.544	0
MFS/Sun Life Global Total Return Series S Class	01	2003	9.679	11.723	0
MFS/Sun Life Global Total Return Series S Class	01	2002	9.752	9.679	0
MFS/Sun Life Global Total Return Series S Class	01	2001	10.000	9.752	0

MFS/Sun Life Global Total Return Series S Class	02	2005	13.475	13.771	0
MFS/Sun Life Global Total Return Series S Class	02	2004	11.682	13.475	0
MFS/Sun Life Global Total Return Series S Class	02	2003	9.659	11.682	0
MFS/Sun Life Global Total Return Series S Class	02	2002	9.747	9.659	0
MFS/Sun Life Global Total Return Series S Class	02	2001	10.000	9.747	0

MFS/Sun Life Global Total Return Series S Class	03	2005	13.429	13.711	33,491
MFS/Sun Life Global Total Return Series S Class	03	2004	11.654	13.429	40,250
MFS/Sun Life Global Total Return Series S Class	03	2003	9.646	11.654	45,077
MFS/Sun Life Global Total Return Series S Class	03	2002	9.743	9.646	37,356
MFS/Sun Life Global Total Return Series S Class	03	2001	10.000	9.743	7,880

MFS/Sun Life Global Total Return Series S Class	04	2005	13.361	13.620	8,855
MFS/Sun Life Global Total Return Series S Class	04	2004	11.612	13.361	10,126
MFS/Sun Life Global Total Return Series S Class	04	2003	9.626	11.612	10,546
MFS/Sun Life Global Total Return Series S Class	04	2002	9.738	9.626	3,124
MFS/Sun Life Global Total Return Series S Class	04	2001	10.000	9.738	868

MFS/Sun Life Global Total Return Series S Class	05	2005	13.316	13.560	15,317
MFS/Sun Life Global Total Return Series S Class	05	2004	11.585	13.316	13,829
MFS/Sun Life Global Total Return Series S Class	05	2003	9.613	11.585	13,232
MFS/Sun Life Global Total Return Series S Class	05	2002	9.735	9.613	9,474
MFS/Sun Life Global Total Return Series S Class	05	2001	10.000	9.735	6,026

MFS/Sun Life Global Total Return Series S Class	06	2005	13.248	13.471	29,176
MFS/Sun Life Global Total Return Series S Class	06	2004	11.543	13.248	33,952
MFS/Sun Life Global Total Return Series S Class	06	2003	9.593	11.543	35,845
MFS/Sun Life Global Total Return Series S Class	06	2002	9.730	9.593	17,514
MFS/Sun Life Global Total Return Series S Class	06	2001	10.000	9.730	5,157

MFS/Sun Life Government Securities Series	01	2005	12.580	12.722	20,711
MFS/Sun Life Government Securities Series	01	2004	12.265	12.580	19,269
MFS/Sun Life Government Securities Series	01	2003	12.147	12.265	19,085
MFS/Sun Life Government Securities Series	01	2002	11.191	12.147	2,517,097
MFS/Sun Life Government Securities Series	01	2001	10.537	11.191	1,609,964
MFS/Sun Life Government Securities Series	01	2000	10.000	10.537	0

MFS/Sun Life Government Securities Series	02	2005	12.496	12.618	0
MFS/Sun Life Government Securities Series	02	2004	12.202	12.496	0
MFS/Sun Life Government Securities Series	02	2003	12.103	12.202	0
MFS/Sun Life Government Securities Series	02	2002	11.168	12.103	86,439
MFS/Sun Life Government Securities Series	02	2001	10.531	11.168	36,948
MFS/Sun Life Government Securities Series	02	2000	10.000	10.531	0

MFS/Sun Life Government Securities Series	03	2005	12.441	12.550	370,565
MFS/Sun Life Government Securities Series	03	2004	12.161	12.441	435,617
MFS/Sun Life Government Securities Series	03	2003	12.074	12.161	566,278
MFS/Sun Life Government Securities Series	03	2002	11.152	12.074	869,438
MFS/Sun Life Government Securities Series	03	2001	10.527	11.152	950,939
MFS/Sun Life Government Securities Series	03	2000	10.000	10.527	276,644

MFS/Sun Life Government Securities Series	04	2005	12.358	12.447	190,843
MFS/Sun Life Government Securities Series	04	2004	12.098	12.358	202,711
MFS/Sun Life Government Securities Series	04	2003	12.030	12.098	382,213
MFS/Sun Life Government Securities Series	04	2002	11.128	12.030	638,546
MFS/Sun Life Government Securities Series	04	2001	10.521	11.128	559,549
MFS/Sun Life Government Securities Series	04	2000	10.000	10.521	172,554

MFS/Sun Life Government Securities Series	05	2005	12.303	12.379	232,766
MFS/Sun Life Government Securities Series	05	2004	12.056	12.303	279,449
MFS/Sun Life Government Securities Series	05	2003	12.001	12.056	429,522
MFS/Sun Life Government Securities Series	05	2002	11.113	12.001	597,801
MFS/Sun Life Government Securities Series	05	2001	10.516	11.113	452,810
MFS/Sun Life Government Securities Series	05	2000	10.000	10.516	112,889

MFS/Sun Life Government Securities Series	06	2005	12.220	12.278	105,421
MFS/Sun Life Government Securities Series	06	2004	11.994	12.220	107,660
MFS/Sun Life Government Securities Series	06	2003	11.957	11.994	130,906
MFS/Sun Life Government Securities Series	06	2002	11.089	11.957	151,655
MFS/Sun Life Government Securities Series	06	2001	10.510	11.089	138,302
MFS/Sun Life Government Securities Series	06	2000	10.000	10.510	31,047

MFS/Sun Life Government Securities Series S Class	01	2005	11.296	11.390	0
MFS/Sun Life Government Securities Series S Class	01	2004	11.036	11.296	0
MFS/Sun Life Government Securities Series S Class	01	2003	10.959	11.036	0
MFS/Sun Life Government Securities Series S Class	01	2002	10.124	10.959	0
MFS/Sun Life Government Securities Series S Class	01	2001	10.000	10.124	157,011

MFS/Sun Life Government Securities Series S Class	02	2005	11.239	11.316	0
MFS/Sun Life Government Securities Series S Class	02	2004	10.997	11.239	0
MFS/Sun Life Government Securities Series S Class	02	2003	10.937	10.997	0
MFS/Sun Life Government Securities Series S Class	02	2002	10.118	10.937	0
MFS/Sun Life Government Securities Series S Class	02	2001	10.000	10.118	0

MFS/Sun Life Government Securities Series S Class	03	2005	11.201	11.266	203,774
MFS/Sun Life Government Securities Series S Class	03	2004	10.971	11.201	232,353
MFS/Sun Life Government Securities Series S Class	03	2003	10.922	10.971	276,770
MFS/Sun Life Government Securities Series S Class	03	2002	10.115	10.922	414,616
MFS/Sun Life Government Securities Series S Class	03	2001	10.000	10.115	181,444

MFS/Sun Life Government Securities Series S Class	04	2005	11.144	11.192	31,416
MFS/Sun Life Government Securities Series S Class	04	2004	10.931	11.144	42,792
MFS/Sun Life Government Securities Series S Class	04	2003	10.900	10.931	76,055
MFS/Sun Life Government Securities Series S Class	04	2002	10.110	10.900	167,697
MFS/Sun Life Government Securities Series S Class	04	2001	10.000	10.110	99,833

MFS/Sun Life Government Securities Series S Class	05	2005	11.106	11.142	50,372
MFS/Sun Life Government Securities Series S Class	05	2004	10.905	11.106	66,215
MFS/Sun Life Government Securities Series S Class	05	2003	10.885	10.905	82,604
MFS/Sun Life Government Securities Series S Class	05	2002	10.106	10.885	85,092
MFS/Sun Life Government Securities Series S Class	05	2001	10.000	10.106	54,140

MFS/Sun Life Government Securities Series S Class	06	2005	11.049	11.069	86,302
MFS/Sun Life Government Securities Series S Class	06	2004	10.866	11.049	107,712
MFS/Sun Life Government Securities Series S Class	06	2003	10.863	10.866	148,973
MFS/Sun Life Government Securities Series S Class	06	2002	10.101	10.863	217,779
MFS/Sun Life Government Securities Series S Class	06	2001	10.000	10.101	120,933

MFS/Sun Life High Yield Series	01	2005	12.207	12.332	14,239
MFS/Sun Life High Yield Series	01	2004	11.274	12.207	204,664
MFS/Sun Life High Yield Series	01	2003	9.391	11.274	243,422
MFS/Sun Life High Yield Series	01	2002	9.251	9.391	236,453
MFS/Sun Life High Yield Series	01	2001	9.198	9.251	243,996
MFS/Sun Life High Yield Series	01	2000	10.000	9.198	16,006

MFS/Sun Life High Yield Series	02	2005	12.125	12.230	7,906
MFS/Sun Life High Yield Series	02	2004	11.215	12.125	12,393
MFS/Sun Life High Yield Series	02	2003	9.356	11.215	16,342
MFS/Sun Life High Yield Series	02	2002	9.230	9.356	18,521
MFS/Sun Life High Yield Series	02	2001	9.191	9.230	56,265
MFS/Sun Life High Yield Series	02	2000	10.000	9.191	56,265

MFS/Sun Life High Yield Series	03	2005	12.070	12.163	231,300
MFS/Sun Life High Yield Series	03	2004	11.175	12.070	355,390
MFS/Sun Life High Yield Series	03	2003	9.333	11.175	398,713
MFS/Sun Life High Yield Series	03	2002	9.217	9.333	511,343
MFS/Sun Life High Yield Series	03	2001	9.187	9.217	710,091
MFS/Sun Life High Yield Series	03	2000	10.000	9.187	220,014

MFS/Sun Life High Yield Series	04	2005	11.989	12.062	187,460
MFS/Sun Life High Yield Series	04	2004	11.117	11.989	227,330
MFS/Sun Life High Yield Series	04	2003	9.298	11.117	243,317
MFS/Sun Life High Yield Series	04	2002	9.196	9.298	211,980
MFS/Sun Life High Yield Series	04	2001	9.181	9.196	244,717
MFS/Sun Life High Yield Series	04	2000	10.000	9.181	128,702

MFS/Sun Life High Yield Series	05	2005	11.935	11.996	114,773
MFS/Sun Life High Yield Series	05	2004	11.078	11.935	158,236
MFS/Sun Life High Yield Series	05	2003	9.275	11.078	279,464
MFS/Sun Life High Yield Series	05	2002	9.183	9.275	208,673
MFS/Sun Life High Yield Series	05	2001	9.177	9.183	199,234
MFS/Sun Life High Yield Series	05	2000	10.000	9.177	66,044

MFS/Sun Life High Yield Series	06	2005	11.854	11.896	44,298
MFS/Sun Life High Yield Series	06	2004	11.020	11.854	55,364
MFS/Sun Life High Yield Series	06	2003	9.240	11.020	67,371
MFS/Sun Life High Yield Series	06	2002	9.162	9.240	69,085
MFS/Sun Life High Yield Series	06	2001	9.170	9.162	76,435
MFS/Sun Life High Yield Series	06	2000	10.000	9.170	21,175

MFS/Sun Life High Yield Series S Class	01	2005	12.957	13.056	0
MFS/Sun Life High Yield Series S Class	01	2004	11.985	12.957	91,701
MFS/Sun Life High Yield Series S Class	01	2003	10.003	11.985	93,276
MFS/Sun Life High Yield Series S Class	01	2002	9.891	10.003	128,598
MFS/Sun Life High Yield Series S Class	01	2001	10.000	9.891	19,389

MFS/Sun Life High Yield Series S Class	02	2005	12.892	12.971	0
MFS/Sun Life High Yield Series S Class	02	2004	11.943	12.892	0
MFS/Sun Life High Yield Series S Class	02	2003	9.983	11.943	0
MFS/Sun Life High Yield Series S Class	02	2002	9.886	9.983	0
MFS/Sun Life High Yield Series S Class	02	2001	10.000	9.886	0

MFS/Sun Life High Yield Series S Class	03	2005	12.848	12.914	163,720
MFS/Sun Life High Yield Series S Class	03	2004	11.914	12.848	233,393
MFS/Sun Life High Yield Series S Class	03	2003	9.969	11.914	439,518
MFS/Sun Life High Yield Series S Class	03	2002	9.882	9.969	414,519
MFS/Sun Life High Yield Series S Class	03	2001	10.000	9.882	179,693

MFS/Sun Life High Yield Series S Class	04	2005	12.783	12.828	23,405
MFS/Sun Life High Yield Series S Class	04	2004	11.872	12.783	30,089
MFS/Sun Life High Yield Series S Class	04	2003	9.949	11.872	89,184
MFS/Sun Life High Yield Series S Class	04	2002	9.877	9.949	77,679
MFS/Sun Life High Yield Series S Class	04	2001	10.000	9.877	21,588

MFS/Sun Life High Yield Series S Class	05	2005	12.739	12.772	16,615
MFS/Sun Life High Yield Series S Class	05	2004	11.844	12.739	33,825
MFS/Sun Life High Yield Series S Class	05	2003	9.935	11.844	47,062
MFS/Sun Life High Yield Series S Class	05	2002	9.873	9.935	40,031
MFS/Sun Life High Yield Series S Class	05	2001	10.000	9.873	35,705

MFS/Sun Life High Yield Series S Class	06	2005	12.674	12.688	58,017
MFS/Sun Life High Yield Series S Class	06	2004	11.801	12.674	67,337
MFS/Sun Life High Yield Series S Class	06	2003	9.915	11.801	86,677
MFS/Sun Life High Yield Series S Class	06	2002	9.868	9.915	78,955
MFS/Sun Life High Yield Series S Class	06	2001	10.000	9.868	20,647

MFS/Sun Life International Growth Series	01	2005	10.659	12.108	9,377
MFS/Sun Life International Growth Series	01	2004	9.066	10.659	10,284
MFS/Sun Life International Growth Series	01	2003	6.614	9.066	21,939
MFS/Sun Life International Growth Series	01	2002	7.594	6.614	11,940
MFS/Sun Life International Growth Series	01	2001	9.134	7.594	11,792
MFS/Sun Life International Growth Series	01	2000	10.000	9.134	10,749

MFS/Sun Life International Growth Series	02	2005	10.588	12.009	18,349
MFS/Sun Life International Growth Series	02	2004	9.019	10.588	0
MFS/Sun Life International Growth Series	02	2003	6.590	9.019	0
MFS/Sun Life International Growth Series	02	2002	7.577	6.590	7,186
MFS/Sun Life International Growth Series	02	2001	9.128	7.577	7,186
MFS/Sun Life International Growth Series	02	2000	10.000	9.128	0

MFS/Sun Life International Growth Series	03	2005	10.540	11.943	177,702
MFS/Sun Life International Growth Series	03	2004	8.988	10.540	202,647
MFS/Sun Life International Growth Series	03	2003	6.574	8.988	240,723
MFS/Sun Life International Growth Series	03	2002	7.566	6.574	296,262
MFS/Sun Life International Growth Series	03	2001	9.124	7.566	427,505
MFS/Sun Life International Growth Series	03	2000	10.000	9.124	35,314

MFS/Sun Life International Growth Series	04	2005	10.469	11.844	69,994
MFS/Sun Life International Growth Series	04	2004	8.941	10.469	88,182
MFS/Sun Life International Growth Series	04	2003	6.549	8.941	112,840
MFS/Sun Life International Growth Series	04	2002	7.550	6.549	131,286
MFS/Sun Life International Growth Series	04	2001	9.118	7.550	195,701
MFS/Sun Life International Growth Series	04	2000	10.000	9.118	16,087

MFS/Sun Life International Growth Series	05	2005	10.422	11.779	137,981
MFS/Sun Life International Growth Series	05	2004	8.910	10.422	157,061
MFS/Sun Life International Growth Series	05	2003	6.533	8.910	153,782
MFS/Sun Life International Growth Series	05	2002	7.539	6.533	168,121
MFS/Sun Life International Growth Series	05	2001	9.114	7.539	209,658
MFS/Sun Life International Growth Series	05	2000	10.000	9.114	56,398

MFS/Sun Life International Growth Series	06	2005	10.352	11.682	54,597
MFS/Sun Life International Growth Series	06	2004	8.863	10.352	64,303
MFS/Sun Life International Growth Series	06	2003	6.509	8.863	68,371
MFS/Sun Life International Growth Series	06	2002	7.523	6.509	76,523
MFS/Sun Life International Growth Series	06	2001	9.108	7.523	90,286
MFS/Sun Life International Growth Series	06	2000	10.000	9.108	1,488

MFS/Sun Life International Growth Series S Class	01	2005	13.257	15.021	0
MFS/Sun Life International Growth Series S Class	01	2004	11.310	13.257	0
MFS/Sun Life International Growth Series S Class	01	2003	8.270	11.310	0
MFS/Sun Life International Growth Series S Class	01	2002	9.509	8.270	0
MFS/Sun Life International Growth Series S Class	01	2001	10.000	9.509	0

MFS/Sun Life International Growth Series S Class	02	2005	13.190	14.922	0
MFS/Sun Life International Growth Series S Class	02	2004	11.270	13.190	0
MFS/Sun Life International Growth Series S Class	02	2003	8.253	11.270	0
MFS/Sun Life International Growth Series S Class	02	2002	9.504	8.253	0
MFS/Sun Life International Growth Series S Class	02	2001	10.000	9.504	0

MFS/Sun Life International Growth Series S Class	03	2005	13.145	14.857	32,979
MFS/Sun Life International Growth Series S Class	03	2004	11.243	13.145	38,871
MFS/Sun Life International Growth Series S Class	03	2003	8.241	11.243	51,662
MFS/Sun Life International Growth Series S Class	03	2002	9.500	8.241	114,386
MFS/Sun Life International Growth Series S Class	03	2001	10.000	9.500	12,949

MFS/Sun Life International Growth Series S Class	04	2005	13.078	14.759	2,986
MFS/Sun Life International Growth Series S Class	04	2004	11.203	13.078	6,974
MFS/Sun Life International Growth Series S Class	04	2003	8.225	11.203	9,695
MFS/Sun Life International Growth Series S Class	04	2002	9.495	8.225	10,691
MFS/Sun Life International Growth Series S Class	04	2001	10.000	9.495	8,699

MFS/Sun Life International Growth Series S Class	05	2005	13.034	14.694	11,177
MFS/Sun Life International Growth Series S Class	05	2004	11.176	13.034	13,526
MFS/Sun Life International Growth Series S Class	05	2003	8.213	11.176	12,907
MFS/Sun Life International Growth Series S Class	05	2002	9.492	8.213	13,294
MFS/Sun Life International Growth Series S Class	05	2001	10.000	9.492	10,769

MFS/Sun Life International Growth Series S Class	06	2005	12.967	14.597	14,239
MFS/Sun Life International Growth Series S Class	06	2004	11.136	12.967	21,164
MFS/Sun Life International Growth Series S Class	06	2003	8.196	11.136	23,052
MFS/Sun Life International Growth Series S Class	06	2002	9.487	8.196	24,278
MFS/Sun Life International Growth Series S Class	06	2001	10.000	9.487	11,628

MFS/Sun Life International Value Series	01	2005	12.565	14.311	7,903
MFS/Sun Life International Value Series	01	2004	9.929	12.565	7,903
MFS/Sun Life International Value Series	01	2003	7.517	9.929	18,968
MFS/Sun Life International Value Series	01	2002	8.085	7.517	10,749
MFS/Sun Life International Value Series	01	2001	9.576	8.085	10,749
MFS/Sun Life International Value Series	01	2000	10.000	9.576	10,749

MFS/Sun Life International Value Series	02	2005	12.481	14.194	15,006
MFS/Sun Life International Value Series	02	2004	9.878	12.481	9,467
MFS/Sun Life International Value Series	02	2003	7.489	9.878	18,110
MFS/Sun Life International Value Series	02	2002	8.067	7.489	20,185
MFS/Sun Life International Value Series	02	2001	9.570	8.067	0
MFS/Sun Life International Value Series	02	2000	10.000	9.570	0

MFS/Sun Life International Value Series	03	2005	12.425	14.116	102,402
MFS/Sun Life International Value Series	03	2004	9.843	12.425	111,705
MFS/Sun Life International Value Series	03	2003	7.471	9.843	77,477
MFS/Sun Life International Value Series	03	2002	8.056	7.471	63,208
MFS/Sun Life International Value Series	03	2001	9.566	8.056	67,512
MFS/Sun Life International Value Series	03	2000	10.000	9.566	33,314

MFS/Sun Life International Value Series	04	2005	12.342	14.000	104,374
MFS/Sun Life International Value Series	04	2004	9.792	12.342	66,197
MFS/Sun Life International Value Series	04	2003	7.444	9.792	58,722
MFS/Sun Life International Value Series	04	2002	8.038	7.444	20,721
MFS/Sun Life International Value Series	04	2001	9.560	8.038	16,764
MFS/Sun Life International Value Series	04	2000	10.000	9.560	16,087

MFS/Sun Life International Value Series	05	2005	12.287	13.924	81,045
MFS/Sun Life International Value Series	05	2004	9.758	12.287	85,076
MFS/Sun Life International Value Series	05	2003	7.425	9.758	60,533
MFS/Sun Life International Value Series	05	2002	8.027	7.425	71,680
MFS/Sun Life International Value Series	05	2001	9.556	8.027	85,008
MFS/Sun Life International Value Series	05	2000	10.000	9.556	56,398

MFS/Sun Life International Value Series	06	2005	12.204	13.809	18,319
MFS/Sun Life International Value Series	06	2004	9.708	12.204	9,442
MFS/Sun Life International Value Series	06	2003	7.398	9.708	15,779
MFS/Sun Life International Value Series	06	2002	8.009	7.398	17,828
MFS/Sun Life International Value Series	06	2001	9.550	8.009	20,988
MFS/Sun Life International Value Series	06	2000	10.000	9.550	1,488

MFS/Sun Life International Value Series S Class	01	2005	14.494	16.468	0
MFS/Sun Life International Value Series S Class	01	2004	11.479	14.494	0
MFS/Sun Life International Value Series S Class	01	2003	8.718	11.479	0
MFS/Sun Life International Value Series S Class	01	2002	9.379	8.718	0
MFS/Sun Life International Value Series S Class	01	2001	10.000	9.379	0

MFS/Sun Life International Value Series S Class	02	2005	14.421	16.359	0
MFS/Sun Life International Value Series S Class	02	2004	11.438	14.421	0
MFS/Sun Life International Value Series S Class	02	2003	8.700	11.438	0
MFS/Sun Life International Value Series S Class	02	2002	9.374	8.700	0
MFS/Sun Life International Value Series S Class	02	2001	10.000	9.374	0

MFS/Sun Life International Value Series S Class	03	2005	14.372	16.287	10,509
MFS/Sun Life International Value Series S Class	03	2004	11.411	14.372	10,222
MFS/Sun Life International Value Series S Class	03	2003	8.688	11.411	13,802
MFS/Sun Life International Value Series S Class	03	2002	9.370	8.688	17,363
MFS/Sun Life International Value Series S Class	03	2001	10.000	9.370	1,121

MFS/Sun Life International Value Series S Class	04	2005	14.299	16.180	4,091
MFS/Sun Life International Value Series S Class	04	2004	11.370	14.299	3,468
MFS/Sun Life International Value Series S Class	04	2003	8.670	11.370	4,385
MFS/Sun Life International Value Series S Class	04	2002	9.365	8.670	4,524
MFS/Sun Life International Value Series S Class	04	2001	10.000	9.365	4,524

MFS/Sun Life International Value Series S Class	05	2005	14.250	16.109	9,998
MFS/Sun Life International Value Series S Class	05	2004	11.343	14.250	6,189
MFS/Sun Life International Value Series S Class	05	2003	8.659	11.343	2,900
MFS/Sun Life International Value Series S Class	05	2002	9.362	8.659	3,013
MFS/Sun Life International Value Series S Class	05	2001	10.000	9.362	0

MFS/Sun Life International Value Series S Class	06	2005	14.178	16.002	9,171
MFS/Sun Life International Value Series S Class	06	2004	11.302	14.178	8,532
MFS/Sun Life International Value Series S Class	06	2003	8.641	11.302	5,280
MFS/Sun Life International Value Series S Class	06	2002	9.357	8.641	3,574
MFS/Sun Life International Value Series S Class	06	2001	10.000	9.357	6,730

MFS/Sun Life Managed Sectors Series	01	2005	5.140	10.000	0
MFS/Sun Life Managed Sectors Series	01	2004	4.874	5.140	0
MFS/Sun Life Managed Sectors Series	01	2003	3.935	4.874	0
MFS/Sun Life Managed Sectors Series	01	2002	5.379	3.935	0
MFS/Sun Life Managed Sectors Series	01	2001	8.440	5.379	0
MFS/Sun Life Managed Sectors Series	01	2000	10.000	8.440	0

MFS/Sun Life Managed Sectors Series	02	2005	5.106	10.000	0
MFS/Sun Life Managed Sectors Series	02	2004	4.849	5.106	5,412
MFS/Sun Life Managed Sectors Series	02	2003	3.921	4.849	5,888
MFS/Sun Life Managed Sectors Series	02	2002	5.368	3.921	6,439
MFS/Sun Life Managed Sectors Series	02	2001	8.435	5.368	62,503
MFS/Sun Life Managed Sectors Series	02	2000	10.000	8.435	58,759

MFS/Sun Life Managed Sectors Series	03	2005	5.083	10.000	0
MFS/Sun Life Managed Sectors Series	03	2004	4.832	5.083	149,684
MFS/Sun Life Managed Sectors Series	03	2003	3.911	4.832	199,354
MFS/Sun Life Managed Sectors Series	03	2002	5.360	3.911	205,795
MFS/Sun Life Managed Sectors Series	03	2001	8.431	5.360	267,577
MFS/Sun Life Managed Sectors Series	03	2000	10.000	8.431	191,874

MFS/Sun Life Managed Sectors Series	04	2005	5.048	10.000	0
MFS/Sun Life Managed Sectors Series	04	2004	4.806	5.048	166,865
MFS/Sun Life Managed Sectors Series	04	2003	3.897	4.806	185,078
MFS/Sun Life Managed Sectors Series	04	2002	5.348	3.897	222,397
MFS/Sun Life Managed Sectors Series	04	2001	8.426	5.348	355,491
MFS/Sun Life Managed Sectors Series	04	2000	10.000	8.426	294,369

MFS/Sun Life Managed Sectors Series	05	2005	5.026	10.000	0
MFS/Sun Life Managed Sectors Series	05	2004	4.790	5.026	108,194
MFS/Sun Life Managed Sectors Series	05	2003	3.887	4.790	121,353
MFS/Sun Life Managed Sectors Series	05	2002	5.340	3.887	139,196
MFS/Sun Life Managed Sectors Series	05	2001	8.422	5.340	161,719
MFS/Sun Life Managed Sectors Series	05	2000	10.000	8.422	141,896

MFS/Sun Life Managed Sectors Series	06	2005	4.992	10.000	0
MFS/Sun Life Managed Sectors Series	06	2004	4.765	4.992	77,060
MFS/Sun Life Managed Sectors Series	06	2003	3.873	4.765	89,561
MFS/Sun Life Managed Sectors Series	06	2002	5.329	3.873	112,680
MFS/Sun Life Managed Sectors Series	06	2001	8.416	5.329	143,833
MFS/Sun Life Managed Sectors Series	06	2000	10.000	8.416	39,119

MFS/Sun Life Managed Sectors Series S Class	01	2005	9.140	10.000	0
MFS/Sun Life Managed Sectors Series S Class	01	2004	8.687	9.140	0
MFS/Sun Life Managed Sectors Series S Class	01	2003	7.036	8.687	0
MFS/Sun Life Managed Sectors Series S Class	01	2002	9.638	7.036	0
MFS/Sun Life Managed Sectors Series S Class	01	2001	10.000	9.638	0

MFS/Sun Life Managed Sectors Series S Class	02	2005	9.094	10.000	0
MFS/Sun Life Managed Sectors Series S Class	02	2004	8.656	9.094	0
MFS/Sun Life Managed Sectors Series S Class	02	2003	7.021	8.656	0
MFS/Sun Life Managed Sectors Series S Class	02	2002	9.633	7.021	0
MFS/Sun Life Managed Sectors Series S Class	02	2001	10.000	9.633	0

MFS/Sun Life Managed Sectors Series S Class	03	2005	9.063	10.000	0
MFS/Sun Life Managed Sectors Series S Class	03	2004	8.635	9.063	14,554
MFS/Sun Life Managed Sectors Series S Class	03	2003	7.012	8.635	18,450
MFS/Sun Life Managed Sectors Series S Class	03	2002	9.629	7.012	18,776
MFS/Sun Life Managed Sectors Series S Class	03	2001	10.000	9.629	7,749

MFS/Sun Life Managed Sectors Series S Class	04	2005	9.017	10.000	0
MFS/Sun Life Managed Sectors Series S Class	04	2004	8.605	9.017	4,956
MFS/Sun Life Managed Sectors Series S Class	04	2003	6.997	8.605	4,935
MFS/Sun Life Managed Sectors Series S Class	04	2002	9.624	6.997	4,629
MFS/Sun Life Managed Sectors Series S Class	04	2001	10.000	9.624	0

MFS/Sun Life Managed Sectors Series S Class	05	2005	8.986	10.000	0
MFS/Sun Life Managed Sectors Series S Class	05	2004	8.584	8.986	4,270
MFS/Sun Life Managed Sectors Series S Class	05	2003	6.988	8.584	4,697
MFS/Sun Life Managed Sectors Series S Class	05	2002	9.621	6.988	5,182
MFS/Sun Life Managed Sectors Series S Class	05	2001	10.000	9.621	3,399

MFS/Sun Life Managed Sectors Series S Class	06	2005	8.940	10.000	0
MFS/Sun Life Managed Sectors Series S Class	06	2004	8.553	8.940	1,310
MFS/Sun Life Managed Sectors Series S Class	06	2003	6.973	8.553	3,611
MFS/Sun Life Managed Sectors Series S Class	06	2002	9.616	6.973	3,611
MFS/Sun Life Managed Sectors Series S Class	06	2001	10.000	9.616	3,934

MFS/Sun Life Massachusetts Investors Growth Series	01	2005	6.076	6.269	325,554
MFS/Sun Life Massachusetts Investors Growth Series	01	2004	5.608	6.076	221,546
MFS/Sun Life Massachusetts Investors Growth Series	01	2003	4.598	5.608	264,194
MFS/Sun Life Massachusetts Investors Growth Series	01	2002	6.466	4.598	314,706
MFS/Sun Life Massachusetts Investors Growth Series	01	2001	8.709	6.466	369,266
MFS/Sun Life Massachusetts Investors Growth Series	01	2000	10.000	8.709	365,773

MFS/Sun Life Massachusetts Investors Growth Series	02	2005	6.035	6.217	26,284
MFS/Sun Life Massachusetts Investors Growth Series	02	2004	5.579	6.035	30,027
MFS/Sun Life Massachusetts Investors Growth Series	02	2003	4.581	5.579	64,798
MFS/Sun Life Massachusetts Investors Growth Series	02	2002	6.451	4.581	48,264
MFS/Sun Life Massachusetts Investors Growth Series	02	2001	8.704	6.451	83,298
MFS/Sun Life Massachusetts Investors Growth Series	02	2000	10.000	8.704	112,876

MFS/Sun Life Massachusetts Investors Growth Series	03	2005	6.008	6.183	651,283
MFS/Sun Life Massachusetts Investors Growth Series	03	2004	5.559	6.008	811,207
MFS/Sun Life Massachusetts Investors Growth Series	03	2003	4.569	5.559	965,910
MFS/Sun Life Massachusetts Investors Growth Series	03	2002	6.442	4.569	1,120,707
MFS/Sun Life Massachusetts Investors Growth Series	03	2001	8.700	6.442	1,625,218
MFS/Sun Life Massachusetts Investors Growth Series	03	2000	10.000	8.700	1,292,384

MFS/Sun Life Massachusetts Investors Growth Series	04	2005	5.967	6.132	490,431
MFS/Sun Life Massachusetts Investors Growth Series	04	2004	5.530	5.967	696,575
MFS/Sun Life Massachusetts Investors Growth Series	04	2003	4.552	5.530	852,440
MFS/Sun Life Massachusetts Investors Growth Series	04	2002	6.428	4.552	882,651
MFS/Sun Life Massachusetts Investors Growth Series	04	2001	8.694	6.428	1,142,349
MFS/Sun Life Massachusetts Investors Growth Series	04	2000	10.000	8.694	947,835

MFS/Sun Life Massachusetts Investors Growth Series	05	2005	5.940	6.098	774,401
MFS/Sun Life Massachusetts Investors Growth Series	05	2004	5.511	5.940	957,229
MFS/Sun Life Massachusetts Investors Growth Series	05	2003	4.541	5.511	1,136,976
MFS/Sun Life Massachusetts Investors Growth Series	05	2002	6.418	4.541	1,313,973
MFS/Sun Life Massachusetts Investors Growth Series	05	2001	8.690	6.418	1,701,551
MFS/Sun Life Massachusetts Investors Growth Series	05	2000	10.000	8.690	1,040,996

MFS/Sun Life Massachusetts Investors Growth Series	06	2005	5.900	6.048	370,478
MFS/Sun Life Massachusetts Investors Growth Series	06	2004	5.482	5.900	467,011
MFS/Sun Life Massachusetts Investors Growth Series	06	2003	4.524	5.482	560,263
MFS/Sun Life Massachusetts Investors Growth Series	06	2002	6.404	4.524	464,238
MFS/Sun Life Massachusetts Investors Growth Series	06	2001	8.684	6.404	941,009
MFS/Sun Life Massachusetts Investors Growth Series	06	2000	10.000	8.684	415,337

MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2005	9.121	9.391	28,302
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2004	8.438	9.121	48,473
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2003	6.949	8.438	51,914
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2002	9.779	6.949	9,604
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2001	10.000	9.779	8,538

MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2005	9.075	9.329	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2004	8.408	9.075	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2003	6.934	8.408	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2002	9.774	6.934	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2001	10.000	9.774	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2005	9.044	9.288	91,246
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2004	8.388	9.044	92,855
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2003	6.925	8.388	110,992
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2002	9.770	6.925	113,807
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2001	10.000	9.770	52,843

MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2005	8.998	9.227	27,498
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2004	8.358	8.998	36,490
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2003	6.911	8.358	48,904
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2002	9.765	6.911	46,929
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2001	10.000	9.765	30,259

MFS/Sun Life Massachusetts Investors Growth Series S Class	05	2005	8.967	9.186	21,259
MFS/Sun Life Massachusetts Investors Growth Series S Class	05	2004	8.338	8.967	34,478
MFS/Sun Life Massachusetts Investors Growth Series S Class	05	2003	6.901	8.338	43,172
MFS/Sun Life Massachusetts Investors Growth Series S Class	05	2002	9.762	6.901	54,632
MFS/Sun Life Massachusetts Investors Growth Series S Class	05	2001	10.000	9.762	24,022

MFS/Sun Life Massachusetts Investors Growth Series S Class	06	2005	8.922	9.126	127,525
MFS/Sun Life Massachusetts Investors Growth Series S Class	06	2004	8.308	8.922	139,294
MFS/Sun Life Massachusetts Investors Growth Series S Class	06	2003	6.887	8.308	153,744
MFS/Sun Life Massachusetts Investors Growth Series S Class	06	2002	9.757	6.887	182,515
MFS/Sun Life Massachusetts Investors Growth Series S Class	06	2001	10.000	9.757	103,388

MFS/Sun Life Massachusetts Investors Trust Series	01	2005	8.365	8.906	63,838
MFS/Sun Life Massachusetts Investors Trust Series	01	2004	7.556	8.365	150,430
MFS/Sun Life Massachusetts Investors Trust Series	01	2003	6.223	7.556	189,332
MFS/Sun Life Massachusetts Investors Trust Series	01	2002	7.992	6.223	184,241
MFS/Sun Life Massachusetts Investors Trust Series	01	2001	9.595	7.992	220,506
MFS/Sun Life Massachusetts Investors Trust Series	01	2000	10.000	9.595	155,553

MFS/Sun Life Massachusetts Investors Trust Series	02	2005	8.308	8.832	0
MFS/Sun Life Massachusetts Investors Trust Series	02	2004	7.517	8.308	16,243
MFS/Sun Life Massachusetts Investors Trust Series	02	2003	6.200	7.517	17,258
MFS/Sun Life Massachusetts Investors Trust Series	02	2002	7.975	6.200	35,985
MFS/Sun Life Massachusetts Investors Trust Series	02	2001	9.589	7.975	62,665
MFS/Sun Life Massachusetts Investors Trust Series	02	2000	10.000	9.589	79,848

MFS/Sun Life Massachusetts Investors Trust Series	03	2005	8.271	8.784	617,247
MFS/Sun Life Massachusetts Investors Trust Series	03	2004	7.491	8.271	780,062
MFS/Sun Life Massachusetts Investors Trust Series	03	2003	6.185	7.491	943,890
MFS/Sun Life Massachusetts Investors Trust Series	03	2002	7.963	6.185	1,144,078
MFS/Sun Life Massachusetts Investors Trust Series	03	2001	9.584	7.963	1,510,896
MFS/Sun Life Massachusetts Investors Trust Series	03	2000	10.000	9.584	710,024

MFS/Sun Life Massachusetts Investors Trust Series	04	2005	8.215	8.711	440,846
MFS/Sun Life Massachusetts Investors Trust Series	04	2004	7.451	8.215	494,780
MFS/Sun Life Massachusetts Investors Trust Series	04	2003	6.162	7.451	617,276
MFS/Sun Life Massachusetts Investors Trust Series	04	2002	7.945	6.162	661,628
MFS/Sun Life Massachusetts Investors Trust Series	04	2001	9.578	7.945	884,714
MFS/Sun Life Massachusetts Investors Trust Series	04	2000	10.000	9.578	581,022

MFS/Sun Life Massachusetts Investors Trust Series	05	2005	8.178	8.663	689,691
MFS/Sun Life Massachusetts Investors Trust Series	05	2004	7.425	8.178	789,980
MFS/Sun Life Massachusetts Investors Trust Series	05	2003	6.146	7.425	930,190
MFS/Sun Life Massachusetts Investors Trust Series	05	2002	7.933	6.146	1,051,658
MFS/Sun Life Massachusetts Investors Trust Series	05	2001	9.573	7.933	1,377,156
MFS/Sun Life Massachusetts Investors Trust Series	05	2000	10.000	9.573	786,960

MFS/Sun Life Massachusetts Investors Trust Series	06	2005	8.122	8.591	309,907
MFS/Sun Life Massachusetts Investors Trust Series	06	2004	7.386	8.122	349,624
MFS/Sun Life Massachusetts Investors Trust Series	06	2003	6.123	7.386	434,608
MFS/Sun Life Massachusetts Investors Trust Series	06	2002	7.916	6.123	451,001
MFS/Sun Life Massachusetts Investors Trust Series	06	2001	9.567	7.916	539,615
MFS/Sun Life Massachusetts Investors Trust Series	06	2000	10.000	9.567	176,975

MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2005	10.050	10.672	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2004	9.099	10.050	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2003	7.517	9.099	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2002	9.674	7.517	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2001	10.000	9.674	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2005	9.999	10.601	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2004	9.066	9.999	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2003	7.502	9.066	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2002	9.669	7.502	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2001	10.000	9.669	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2005	9.965	10.555	119,157
MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2004	9.045	9.965	143,647
MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2003	7.491	9.045	163,260
MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2002	9.666	7.491	166,199
MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2001	10.000	9.666	75,199

MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2005	9.914	10.485	34,970
MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2004	9.013	9.914	48,541
MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2003	7.476	9.013	67,609
MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2002	9.661	7.476	73,898
MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2001	10.000	9.661	43,785

MFS/Sun Life Massachusetts Investors Trust Series S Class	05	2005	9.881	10.439	44,558
MFS/Sun Life Massachusetts Investors Trust Series S Class	05	2004	8.991	9.881	54,882
MFS/Sun Life Massachusetts Investors Trust Series S Class	05	2003	7.466	8.991	62,979
MFS/Sun Life Massachusetts Investors Trust Series S Class	05	2002	9.657	7.466	55,502
MFS/Sun Life Massachusetts Investors Trust Series S Class	05	2001	10.000	9.657	36,723

MFS/Sun Life Massachusetts Investors Trust Series S Class	06	2005	9.830	10.370	121,211
MFS/Sun Life Massachusetts Investors Trust Series S Class	06	2004	8.959	9.830	136,356
MFS/Sun Life Massachusetts Investors Trust Series S Class	06	2003	7.451	8.959	151,634
MFS/Sun Life Massachusetts Investors Trust Series S Class	06	2002	9.652	7.451	192,278
MFS/Sun Life Massachusetts Investors Trust Series S Class	06	2001	10.000	9.652	123,630

MFS/Sun Life Mid Cap Growth Series	01	2005	5.665	5.774	62,851
MFS/Sun Life Mid Cap Growth Series	01	2004	5.000	5.665	62,851
MFS/Sun Life Mid Cap Growth Series	01	2003	3.668	5.000	64,745
MFS/Sun Life Mid Cap Growth Series	01	2002	7.023	3.668	55,247
MFS/Sun Life Mid Cap Growth Series	01	2001	9.250	7.023	47,147
MFS/Sun Life Mid Cap Growth Series	01	2000	10.000	9.250	10,530

MFS/Sun Life Mid Cap Growth Series	02	2005	5.628	5.727	0
MFS/Sun Life Mid Cap Growth Series	02	2004	4.975	5.628	12,257
MFS/Sun Life Mid Cap Growth Series	02	2003	3.656	4.975	57,590
MFS/Sun Life Mid Cap Growth Series	02	2002	7.010	3.656	63,630
MFS/Sun Life Mid Cap Growth Series	02	2001	9.246	7.010	80,510
MFS/Sun Life Mid Cap Growth Series	02	2000	10.000	9.246	14,752

MFS/Sun Life Mid Cap Growth Series	03	2005	5.603	5.697	171,897
MFS/Sun Life Mid Cap Growth Series	03	2004	4.958	5.603	213,135
MFS/Sun Life Mid Cap Growth Series	03	2003	3.647	4.958	257,474
MFS/Sun Life Mid Cap Growth Series	03	2002	7.000	3.647	237,637
MFS/Sun Life Mid Cap Growth Series	03	2001	9.243	7.000	317,894
MFS/Sun Life Mid Cap Growth Series	03	2000	10.000	9.243	94,439

MFS/Sun Life Mid Cap Growth Series	04	2005	5.567	5.651	208,624
MFS/Sun Life Mid Cap Growth Series	04	2004	4.933	5.567	312,423
MFS/Sun Life Mid Cap Growth Series	04	2003	3.634	4.933	336,087
MFS/Sun Life Mid Cap Growth Series	04	2002	6.986	3.634	237,426
MFS/Sun Life Mid Cap Growth Series	04	2001	9.239	6.986	314,239
MFS/Sun Life Mid Cap Growth Series	04	2000	10.000	9.239	107,236

MFS/Sun Life Mid Cap Growth Series	05	2005	5.542	5.620	216,037
MFS/Sun Life Mid Cap Growth Series	05	2004	4.917	5.542	290,122
MFS/Sun Life Mid Cap Growth Series	05	2003	3.626	4.917	351,536
MFS/Sun Life Mid Cap Growth Series	05	2002	6.977	3.626	332,262
MFS/Sun Life Mid Cap Growth Series	05	2001	9.237	6.977	389,339
MFS/Sun Life Mid Cap Growth Series	05	2000	10.000	9.237	160,531

MFS/Sun Life Mid Cap Growth Series	06	2005	5.506	5.575	64,424
MFS/Sun Life Mid Cap Growth Series	06	2004	4.892	5.506	85,664
MFS/Sun Life Mid Cap Growth Series	06	2003	3.613	4.892	101,637
MFS/Sun Life Mid Cap Growth Series	06	2002	6.963	3.613	116,465
MFS/Sun Life Mid Cap Growth Series	06	2001	9.232	6.963	167,027
MFS/Sun Life Mid Cap Growth Series	06	2000	10.000	9.232	99,581

MFS/Sun Life Mid Cap Growth Series S Class	01	2005	7.729	7.852	67,272
MFS/Sun Life Mid Cap Growth Series S Class	01	2004	6.842	7.729	68,162
MFS/Sun Life Mid Cap Growth Series S Class	01	2003	5.040	6.842	40,543
MFS/Sun Life Mid Cap Growth Series S Class	01	2002	9.650	5.040	21,289
MFS/Sun Life Mid Cap Growth Series S Class	01	2001	10.000	9.650	16,304

MFS/Sun Life Mid Cap Growth Series S Class	02	2005	7.690	7.801	0
MFS/Sun Life Mid Cap Growth Series S Class	02	2004	6.817	7.690	0
MFS/Sun Life Mid Cap Growth Series S Class	02	2003	5.029	6.817	0
MFS/Sun Life Mid Cap Growth Series S Class	02	2002	9.645	5.029	0
MFS/Sun Life Mid Cap Growth Series S Class	02	2001	10.000	9.645	0

MFS/Sun Life Mid Cap Growth Series S Class	03	2005	7.664	7.766	58,078
MFS/Sun Life Mid Cap Growth Series S Class	03	2004	6.801	7.664	65,136
MFS/Sun Life Mid Cap Growth Series S Class	03	2003	5.023	6.801	82,416
MFS/Sun Life Mid Cap Growth Series S Class	03	2002	9.642	5.023	68,473
MFS/Sun Life Mid Cap Growth Series S Class	03	2001	10.000	9.642	32,380

MFS/Sun Life Mid Cap Growth Series S Class	04	2005	7.625	7.715	27,997
MFS/Sun Life Mid Cap Growth Series S Class	04	2004	6.777	7.625	32,463
MFS/Sun Life Mid Cap Growth Series S Class	04	2003	5.012	6.777	37,806
MFS/Sun Life Mid Cap Growth Series S Class	04	2002	9.637	5.012	34,826
MFS/Sun Life Mid Cap Growth Series S Class	04	2001	10.000	9.637	13,999

MFS/Sun Life Mid Cap Growth Series S Class	05	2005	7.599	7.681	9,804
MFS/Sun Life Mid Cap Growth Series S Class	05	2004	6.761	7.599	20,950
MFS/Sun Life Mid Cap Growth Series S Class	05	2003	5.005	6.761	23,038
MFS/Sun Life Mid Cap Growth Series S Class	05	2002	9.634	5.005	32,103
MFS/Sun Life Mid Cap Growth Series S Class	05	2001	10.000	9.634	13,935

MFS/Sun Life Mid Cap Growth Series S Class	06	2005	7.560	7.630	66,892
MFS/Sun Life Mid Cap Growth Series S Class	06	2004	6.737	7.560	70,589
MFS/Sun Life Mid Cap Growth Series S Class	06	2003	4.995	6.737	89,520
MFS/Sun Life Mid Cap Growth Series S Class	06	2002	9.628	4.995	97,510
MFS/Sun Life Mid Cap Growth Series S Class	06	2001	10.000	9.628	43,400

MFS/Sun Life Mid Cap Value Series S Class	01	2005	12.347	13.109	6,061
MFS/Sun Life Mid Cap Value Series S Class	01	2004	10.260	12.347	4,402
MFS/Sun Life Mid Cap Value Series S Class	01	2003	7.869	10.260	6,312
MFS/Sun Life Mid Cap Value Series S Class	01	2002	10.000	7.869	0

MFS/Sun Life Mid Cap Value Series S Class	02	2005	12.297	13.036	0
MFS/Sun Life Mid Cap Value Series S Class	02	2004	10.234	12.297	0
MFS/Sun Life Mid Cap Value Series S Class	02	2003	7.861	10.234	0
MFS/Sun Life Mid Cap Value Series S Class	02	2002	10.000	7.861	0

MFS/Sun Life Mid Cap Value Series S Class	03	2005	12.264	12.988	8,644
MFS/Sun Life Mid Cap Value Series S Class	03	2004	10.216	12.264	8,530
MFS/Sun Life Mid Cap Value Series S Class	03	2003	7.855	10.216	3,518
MFS/Sun Life Mid Cap Value Series S Class	03	2002	10.000	7.855	1,817

MFS/Sun Life Mid Cap Value Series S Class	04	2005	12.214	12.915	3,259
MFS/Sun Life Mid Cap Value Series S Class	04	2004	10.190	12.214	3,867
MFS/Sun Life Mid Cap Value Series S Class	04	2003	7.847	10.190	4,048
MFS/Sun Life Mid Cap Value Series S Class	04	2002	10.000	7.847	372

MFS/Sun Life Mid Cap Value Series S Class	05	2005	12.181	12.867	3,731
MFS/Sun Life Mid Cap Value Series S Class	05	2004	10.173	12.181	2,791
MFS/Sun Life Mid Cap Value Series S Class	05	2003	7.842	10.173	3,065
MFS/Sun Life Mid Cap Value Series S Class	05	2002	10.000	7.842	927

MFS/Sun Life Mid Cap Value Series S Class	06	2005	12.131	12.795	10,860
MFS/Sun Life Mid Cap Value Series S Class	06	2004	10.147	12.131	8,246
MFS/Sun Life Mid Cap Value Series S Class	06	2003	7.834	10.147	2,574
MFS/Sun Life Mid Cap Value Series S Class	06	2002	10.000	7.834	1,787

MFS/Sun Life Money Market Series	01	2005	10.403	10.563	0
MFS/Sun Life Money Market Series	01	2004	10.438	10.403	0
MFS/Sun Life Money Market Series	01	2003	10.494	10.438	71,680
MFS/Sun Life Money Market Series	01	2002	10.482	10.494	270,511
MFS/Sun Life Money Market Series	01	2001	10.218	10.482	275,453
MFS/Sun Life Money Market Series	01	2000	10.000	10.218	283,269

MFS/Sun Life Money Market Series	02	2005	10.333	10.476	0
MFS/Sun Life Money Market Series	02	2004	10.384	10.333	2,151
MFS/Sun Life Money Market Series	02	2003	10.455	10.384	2,340
MFS/Sun Life Money Market Series	02	2002	10.459	10.455	198,773
MFS/Sun Life Money Market Series	02	2001	10.211	10.459	391,924
MFS/Sun Life Money Market Series	02	2000	10.000	10.211	72,291

MFS/Sun Life Money Market Series	03	2005	10.286	10.419	205,278
MFS/Sun Life Money Market Series	03	2004	10.347	10.286	254,557
MFS/Sun Life Money Market Series	03	2003	10.429	10.347	317,516
MFS/Sun Life Money Market Series	03	2002	10.444	10.429	584,785
MFS/Sun Life Money Market Series	03	2001	10.207	10.444	1,198,995
MFS/Sun Life Money Market Series	03	2000	10.000	10.207	707,627

MFS/Sun Life Money Market Series	04	2005	10.217	10.333	74,428
MFS/Sun Life Money Market Series	04	2004	10.293	10.217	111,198
MFS/Sun Life Money Market Series	04	2003	10.390	10.293	232,450
MFS/Sun Life Money Market Series	04	2002	10.421	10.390	749,893
MFS/Sun Life Money Market Series	04	2001	10.200	10.421	1,328,653
MFS/Sun Life Money Market Series	04	2000	10.000	10.200	535,216

MFS/Sun Life Money Market Series	05	2005	10.171	10.276	163,793
MFS/Sun Life Money Market Series	05	2004	10.258	10.171	153,033
MFS/Sun Life Money Market Series	05	2003	10.364	10.258	332,457
MFS/Sun Life Money Market Series	05	2002	10.406	10.364	735,008
MFS/Sun Life Money Market Series	05	2001	10.195	10.406	1,140,407
MFS/Sun Life Money Market Series	05	2000	10.000	10.195	657,819

MFS/Sun Life Money Market Series	06	2005	10.102	10.191	34,300
MFS/Sun Life Money Market Series	06	2004	10.204	10.102	67,452
MFS/Sun Life Money Market Series	06	2003	10.326	10.204	163,664
MFS/Sun Life Money Market Series	06	2002	10.383	10.326	592,844
MFS/Sun Life Money Market Series	06	2001	10.189	10.383	343,318
MFS/Sun Life Money Market Series	06	2000	10.000	10.189	228,956

MFS/Sun Life Money Market Series S Class	01	2005	9.884	10.011	630
MFS/Sun Life Money Market Series S Class	01	2004	9.942	9.884	26,916
MFS/Sun Life Money Market Series S Class	01	2003	10.020	9.942	44,786
MFS/Sun Life Money Market Series S Class	01	2002	10.034	10.020	88,299
MFS/Sun Life Money Market Series S Class	01	2001	10.000	10.034	63,465

MFS/Sun Life Money Market Series S Class	02	2005	9.834	9.946	0
MFS/Sun Life Money Market Series S Class	02	2004	9.907	9.834	0
MFS/Sun Life Money Market Series S Class	02	2003	10.000	9.907	0
MFS/Sun Life Money Market Series S Class	02	2002	10.029	10.000	0
MFS/Sun Life Money Market Series S Class	02	2001	10.000	10.029	0

MFS/Sun Life Money Market Series S Class	03	2005	9.801	9.902	413,453
MFS/Sun Life Money Market Series S Class	03	2004	9.883	9.801	31,174
MFS/Sun Life Money Market Series S Class	03	2003	9.986	9.883	57,240
MFS/Sun Life Money Market Series S Class	03	2002	10.025	9.986	371,227
MFS/Sun Life Money Market Series S Class	03	2001	10.000	10.025	479,570

MFS/Sun Life Money Market Series S Class	04	2005	9.751	9.837	101,682
MFS/Sun Life Money Market Series S Class	04	2004	9.848	9.751	54,588
MFS/Sun Life Money Market Series S Class	04	2003	9.966	9.848	30,165
MFS/Sun Life Money Market Series S Class	04	2002	10.020	9.966	67,510
MFS/Sun Life Money Market Series S Class	04	2001	10.000	10.020	23,749

MFS/Sun Life Money Market Series S Class	05	2005	9.718	9.793	71,055
MFS/Sun Life Money Market Series S Class	05	2004	9.825	9.718	14,607
MFS/Sun Life Money Market Series S Class	05	2003	9.952	9.825	41,862
MFS/Sun Life Money Market Series S Class	05	2002	10.016	9.952	87,317
MFS/Sun Life Money Market Series S Class	05	2001	10.000	10.016	58,888

MFS/Sun Life Money Market Series S Class	06	2005	9.668	9.729	28,958
MFS/Sun Life Money Market Series S Class	06	2004	9.790	9.668	30,582
MFS/Sun Life Money Market Series S Class	06	2003	9.932	9.790	119,127
MFS/Sun Life Money Market Series S Class	06	2002	10.011	9.932	217,863
MFS/Sun Life Money Market Series S Class	06	2001	10.000	10.011	69,984

MFS/Sun Life New Discovery Series	01	2005	7.994	8.314	47,135
MFS/Sun Life New Discovery Series	01	2004	7.524	7.994	47,474
MFS/Sun Life New Discovery Series	01	2003	5.626	7.524	108,963
MFS/Sun Life New Discovery Series	01	2002	8.554	5.626	107,191
MFS/Sun Life New Discovery Series	01	2001	9.120	8.554	82,343
MFS/Sun Life New Discovery Series	01	2000	10.000	9.120	36,344

MFS/Sun Life New Discovery Series	02	2005	7.940	8.245	0
MFS/Sun Life New Discovery Series	02	2004	7.485	7.940	24,922
MFS/Sun Life New Discovery Series	02	2003	5.605	7.485	41,024
MFS/Sun Life New Discovery Series	02	2002	8.535	5.605	19,471
MFS/Sun Life New Discovery Series	02	2001	9.114	8.535	6,169
MFS/Sun Life New Discovery Series	02	2000	10.000	9.114	43,265

MFS/Sun Life New Discovery Series	03	2005	7.904	8.200	322,200
MFS/Sun Life New Discovery Series	03	2004	7.459	7.904	419,900
MFS/Sun Life New Discovery Series	03	2003	5.591	7.459	474,396
MFS/Sun Life New Discovery Series	03	2002	8.522	5.591	547,241
MFS/Sun Life New Discovery Series	03	2001	9.110	8.522	691,107
MFS/Sun Life New Discovery Series	03	2000	10.000	9.110	390,879

MFS/Sun Life New Discovery Series	04	2005	7.851	8.132	211,486
MFS/Sun Life New Discovery Series	04	2004	7.420	7.851	267,008
MFS/Sun Life New Discovery Series	04	2003	5.570	7.420	347,907
MFS/Sun Life New Discovery Series	04	2002	8.504	5.570	357,775
MFS/Sun Life New Discovery Series	04	2001	9.104	8.504	460,542
MFS/Sun Life New Discovery Series	04	2000	10.000	9.104	356,653

MFS/Sun Life New Discovery Series	05	2005	7.816	8.087	269,953
MFS/Sun Life New Discovery Series	05	2004	7.394	7.816	346,339
MFS/Sun Life New Discovery Series	05	2003	5.557	7.394	447,622
MFS/Sun Life New Discovery Series	05	2002	8.491	5.557	477,917
MFS/Sun Life New Discovery Series	05	2001	9.100	8.491	584,379
MFS/Sun Life New Discovery Series	05	2000	10.000	9.100	349,625

MFS/Sun Life New Discovery Series	06	2005	7.763	8.020	98,323
MFS/Sun Life New Discovery Series	06	2004	7.355	7.763	112,613
MFS/Sun Life New Discovery Series	06	2003	5.536	7.355	125,886
MFS/Sun Life New Discovery Series	06	2002	8.472	5.536	139,746
MFS/Sun Life New Discovery Series	06	2001	9.094	8.472	192,473
MFS/Sun Life New Discovery Series	06	2000	10.000	9.094	72,653

MFS/Sun Life New Discovery Series S Class	01	2005	9.564	9.923	50,013
MFS/Sun Life New Discovery Series S Class	01	2004	9.025	9.564	51,143
MFS/Sun Life New Discovery Series S Class	01	2003	6.762	9.025	29,281
MFS/Sun Life New Discovery Series S Class	01	2002	10.312	6.762	9,727
MFS/Sun Life New Discovery Series S Class	01	2001	10.000	10.312	8,488

MFS/Sun Life New Discovery Series S Class	02	2005	9.516	9.858	0
MFS/Sun Life New Discovery Series S Class	02	2004	8.993	9.516	0
MFS/Sun Life New Discovery Series S Class	02	2003	6.748	8.993	0
MFS/Sun Life New Discovery Series S Class	02	2002	10.306	6.748	0
MFS/Sun Life New Discovery Series S Class	02	2001	10.000	10.306	0

MFS/Sun Life New Discovery Series S Class	03	2005	9.484	9.815	59,872
MFS/Sun Life New Discovery Series S Class	03	2004	8.971	9.484	66,955
MFS/Sun Life New Discovery Series S Class	03	2003	6.739	8.971	82,936
MFS/Sun Life New Discovery Series S Class	03	2002	10.303	6.739	94,243
MFS/Sun Life New Discovery Series S Class	03	2001	10.000	10.303	38,568

MFS/Sun Life New Discovery Series S Class	04	2005	9.435	9.750	21,627
MFS/Sun Life New Discovery Series S Class	04	2004	8.939	9.435	29,886
MFS/Sun Life New Discovery Series S Class	04	2003	6.725	8.939	33,295
MFS/Sun Life New Discovery Series S Class	04	2002	10.297	6.725	33,423
MFS/Sun Life New Discovery Series S Class	04	2001	10.000	10.297	13,940

MFS/Sun Life New Discovery Series S Class	05	2005	9.403	9.707	18,736
MFS/Sun Life New Discovery Series S Class	05	2004	8.918	9.403	24,987
MFS/Sun Life New Discovery Series S Class	05	2003	6.716	8.918	27,889
MFS/Sun Life New Discovery Series S Class	05	2002	10.294	6.716	26,669
MFS/Sun Life New Discovery Series S Class	05	2001	10.000	10.294	15,621

MFS/Sun Life New Discovery Series S Class	06	2005	9.355	9.643	45,015
MFS/Sun Life New Discovery Series S Class	06	2004	8.886	9.355	53,749
MFS/Sun Life New Discovery Series S Class	06	2003	6.702	8.886	60,260
MFS/Sun Life New Discovery Series S Class	06	2002	10.288	6.702	77,423
MFS/Sun Life New Discovery Series S Class	06	2001	10.000	10.288	15,150

MFS/Sun Life Research International Series	01	2005	10.203	11.756	20,029
MFS/Sun Life Research International Series	01	2004	8.517	10.203	20,029
MFS/Sun Life Research International Series	01	2003	6.436	8.517	48,395
MFS/Sun Life Research International Series	01	2002	7.356	6.436	56,612
MFS/Sun Life Research International Series	01	2001	9.048	7.356	62,660
MFS/Sun Life Research International Series	01	2000	10.000	9.048	31,244

MFS/Sun Life Research International Series	02	2005	10.134	11.660	19,117
MFS/Sun Life Research International Series	02	2004	8.472	10.134	0
MFS/Sun Life Research International Series	02	2003	6.412	8.472	0
MFS/Sun Life Research International Series	02	2002	7.340	6.412	34,649
MFS/Sun Life Research International Series	02	2001	9.042	7.340	34,279
MFS/Sun Life Research International Series	02	2000	10.000	9.042	0

MFS/Sun Life Research International Series	03	2005	10.089	11.595	102,426
MFS/Sun Life Research International Series	03	2004	8.443	10.089	135,860
MFS/Sun Life Research International Series	03	2003	6.397	8.443	151,654
MFS/Sun Life Research International Series	03	2002	7.329	6.397	203,931
MFS/Sun Life Research International Series	03	2001	9.038	7.329	291,902
MFS/Sun Life Research International Series	03	2000	10.000	9.038	268,522

MFS/Sun Life Research International Series	04	2005	10.021	11.500	191,631
MFS/Sun Life Research International Series	04	2004	8.398	10.021	199,320
MFS/Sun Life Research International Series	04	2003	6.373	8.398	230,898
MFS/Sun Life Research International Series	04	2002	7.313	6.373	257,926
MFS/Sun Life Research International Series	04	2001	9.032	7.313	280,002
MFS/Sun Life Research International Series	04	2000	10.000	9.032	195,584

MFS/Sun Life Research International Series	05	2005	9.976	11.436	165,550
MFS/Sun Life Research International Series	05	2004	8.369	9.976	195,161
MFS/Sun Life Research International Series	05	2003	6.357	8.369	235,291
MFS/Sun Life Research International Series	05	2002	7.302	6.357	291,173
MFS/Sun Life Research International Series	05	2001	9.028	7.302	360,221
MFS/Sun Life Research International Series	05	2000	10.000	9.028	298,934

MFS/Sun Life Research International Series	06	2005	9.908	11.342	36,176
MFS/Sun Life Research International Series	06	2004	8.325	9.908	40,902
MFS/Sun Life Research International Series	06	2003	6.333	8.325	52,451
MFS/Sun Life Research International Series	06	2002	7.286	6.333	49,227
MFS/Sun Life Research International Series	06	2001	9.022	7.286	54,809
MFS/Sun Life Research International Series	06	2000	10.000	9.022	62,079

MFS/Sun Life Research International Series S Class	01	2005	12.980	14.908	16,106
MFS/Sun Life Research International Series S Class	01	2004	10.856	12.980	12,732
MFS/Sun Life Research International Series S Class	01	2003	8.232	10.856	18,119
MFS/Sun Life Research International Series S Class	01	2002	9.424	8.232	9,137
MFS/Sun Life Research International Series S Class	01	2001	10.000	9.424	8,815

MFS/Sun Life Research International Series S Class	02	2005	12.914	14.810	0
MFS/Sun Life Research International Series S Class	02	2004	10.817	12.914	0
MFS/Sun Life Research International Series S Class	02	2003	8.215	10.817	0
MFS/Sun Life Research International Series S Class	02	2002	9.419	8.215	0
MFS/Sun Life Research International Series S Class	02	2001	10.000	9.419	0

MFS/Sun Life Research International Series S Class	03	2005	12.870	14.745	26,840
MFS/Sun Life Research International Series S Class	03	2004	10.791	12.870	28,878
MFS/Sun Life Research International Series S Class	03	2003	8.204	10.791	30,101
MFS/Sun Life Research International Series S Class	03	2002	9.416	8.204	30,095
MFS/Sun Life Research International Series S Class	03	2001	10.000	9.416	27,059

MFS/Sun Life Research International Series S Class	04	2005	12.805	14.648	14,333
MFS/Sun Life Research International Series S Class	04	2004	10.753	12.805	18,532
MFS/Sun Life Research International Series S Class	04	2003	8.187	10.753	18,062
MFS/Sun Life Research International Series S Class	04	2002	9.411	8.187	5,534
MFS/Sun Life Research International Series S Class	04	2001	10.000	9.411	1,064

MFS/Sun Life Research International Series S Class	05	2005	12.761	14.584	11,744
MFS/Sun Life Research International Series S Class	05	2004	10.727	12.761	11,275
MFS/Sun Life Research International Series S Class	05	2003	8.176	10.727	11,462
MFS/Sun Life Research International Series S Class	05	2002	9.408	8.176	11,659
MFS/Sun Life Research International Series S Class	05	2001	10.000	9.408	6,686

MFS/Sun Life Research International Series S Class	06	2005	12.696	14.487	24,259
MFS/Sun Life Research International Series S Class	06	2004	10.689	12.696	29,611
MFS/Sun Life Research International Series S Class	06	2003	8.159	10.689	28,913
MFS/Sun Life Research International Series S Class	06	2002	9.403	8.159	30,602
MFS/Sun Life Research International Series S Class	06	2001	10.000	9.403	3,934

MFS/Sun Life Research Series	01	2005	6.969	7.441	0
MFS/Sun Life Research Series	01	2004	6.087	6.969	0
MFS/Sun Life Research Series	01	2003	4.914	6.087	20,280
MFS/Sun Life Research Series	01	2002	6.641	4.914	0
MFS/Sun Life Research Series	01	2001	8.547	6.641	0
MFS/Sun Life Research Series	01	2000	10.000	8.547	0

MFS/Sun Life Research Series	02	2005	6.922	7.380	0
MFS/Sun Life Research Series	02	2004	6.055	6.922	78,499
MFS/Sun Life Research Series	02	2003	4.896	6.055	79,822
MFS/Sun Life Research Series	02	2002	6.626	4.896	95,399
MFS/Sun Life Research Series	02	2001	8.541	6.626	131,836
MFS/Sun Life Research Series	02	2000	10.000	8.541	151,887

MFS/Sun Life Research Series	03	2005	6.891	7.339	294,798
MFS/Sun Life Research Series	03	2004	6.034	6.891	388,696
MFS/Sun Life Research Series	03	2003	4.883	6.034	456,736
MFS/Sun Life Research Series	03	2002	6.616	4.883	539,810
MFS/Sun Life Research Series	03	2001	8.537	6.616	803,678
MFS/Sun Life Research Series	03	2000	10.000	8.537	638,978

MFS/Sun Life Research Series	04	2005	6.844	7.278	276,256
MFS/Sun Life Research Series	04	2004	6.002	6.844	352,717
MFS/Sun Life Research Series	04	2003	4.865	6.002	394,546
MFS/Sun Life Research Series	04	2002	6.602	4.865	446,222
MFS/Sun Life Research Series	04	2001	8.531	6.602	622,673
MFS/Sun Life Research Series	04	2000	10.000	8.531	518,562

MFS/Sun Life Research Series	05	2005	6.814	7.238	281,219
MFS/Sun Life Research Series	05	2004	5.981	6.814	357,316
MFS/Sun Life Research Series	05	2003	4.853	5.981	400,221
MFS/Sun Life Research Series	05	2002	6.592	4.853	477,509
MFS/Sun Life Research Series	05	2001	8.527	6.592	600,916
MFS/Sun Life Research Series	05	2000	10.000	8.527	375,730

MFS/Sun Life Research Series	06	2005	6.767	7.178	157,112
MFS/Sun Life Research Series	06	2004	5.950	6.767	119,756
MFS/Sun Life Research Series	06	2003	4.835	5.950	154,292
MFS/Sun Life Research Series	06	2002	6.577	4.835	120,776
MFS/Sun Life Research Series	06	2001	8.521	6.577	230,422
MFS/Sun Life Research Series	06	2000	10.000	8.521	116,003

MFS/Sun Life Research Series S Class	01	2005	10.053	10.704	0
MFS/Sun Life Research Series S Class	01	2004	8.803	10.053	0
MFS/Sun Life Research Series S Class	01	2003	7.123	8.803	0
MFS/Sun Life Research Series S Class	01	2002	9.654	7.123	0
MFS/Sun Life Research Series S Class	01	2001	10.000	9.654	0

MFS/Sun Life Research Series S Class	02	2005	10.002	10.634	23,148
MFS/Sun Life Research Series S Class	02	2004	8.771	10.002	24,357
MFS/Sun Life Research Series S Class	02	2003	7.109	8.771	25,517
MFS/Sun Life Research Series S Class	02	2002	9.649	7.109	26,635
MFS/Sun Life Research Series S Class	02	2001	10.000	9.649	0

MFS/Sun Life Research Series S Class	03	2005	9.968	10.587	36,646
MFS/Sun Life Research Series S Class	03	2004	8.751	9.968	41,780
MFS/Sun Life Research Series S Class	03	2003	7.099	8.751	30,442
MFS/Sun Life Research Series S Class	03	2002	9.645	7.099	34,687
MFS/Sun Life Research Series S Class	03	2001	10.000	9.645	14,635

MFS/Sun Life Research Series S Class	04	2005	9.918	10.517	5,920
MFS/Sun Life Research Series S Class	04	2004	8.719	9.918	6,429
MFS/Sun Life Research Series S Class	04	2003	7.085	8.719	22,146
MFS/Sun Life Research Series S Class	04	2002	9.640	7.085	28,397
MFS/Sun Life Research Series S Class	04	2001	10.000	9.640	19,392

MFS/Sun Life Research Series S Class	05	2005	9.884	10.471	4,463
MFS/Sun Life Research Series S Class	05	2004	8.699	9.884	5,197
MFS/Sun Life Research Series S Class	05	2003	7.075	8.699	5,205
MFS/Sun Life Research Series S Class	05	2002	9.637	7.075	11,319
MFS/Sun Life Research Series S Class	05	2001	10.000	9.637	5,270

MFS/Sun Life Research Series S Class	06	2005	9.834	10.402	13,882
MFS/Sun Life Research Series S Class	06	2004	8.668	9.834	16,036
MFS/Sun Life Research Series S Class	06	2003	7.060	8.668	18,681
MFS/Sun Life Research Series S Class	06	2002	9.632	7.060	25,637
MFS/Sun Life Research Series S Class	06	2001	10.000	9.632	5,324

MFS/Sun Life Strategic Growth Series	01	2005	5.730	5.744	74,108
MFS/Sun Life Strategic Growth Series	01	2004	5.427	5.730	233,574
MFS/Sun Life Strategic Growth Series	01	2003	4.305	5.427	247,612
MFS/Sun Life Strategic Growth Series	01	2002	6.230	4.305	247,612
MFS/Sun Life Strategic Growth Series	01	2001	8.363	6.230	440,182
MFS/Sun Life Strategic Growth Series	01	2000	10.000	8.363	268,479

MFS/Sun Life Strategic Growth Series	02	2005	5.692	5.697	26,367
MFS/Sun Life Strategic Growth Series	02	2004	5.398	5.692	29,929
MFS/Sun Life Strategic Growth Series	02	2003	4.289	5.398	30,079
MFS/Sun Life Strategic Growth Series	02	2002	6.216	4.289	37,415
MFS/Sun Life Strategic Growth Series	02	2001	8.357	6.216	48,099
MFS/Sun Life Strategic Growth Series	02	2000	10.000	8.357	124,382

MFS/Sun Life Strategic Growth Series	03	2005	5.666	5.665	188,116
MFS/Sun Life Strategic Growth Series	03	2004	5.380	5.666	249,416
MFS/Sun Life Strategic Growth Series	03	2003	4.278	5.380	301,781
MFS/Sun Life Strategic Growth Series	03	2002	6.207	4.278	348,376
MFS/Sun Life Strategic Growth Series	03	2001	8.354	6.207	624,207
MFS/Sun Life Strategic Growth Series	03	2000	10.000	8.354	648,834

MFS/Sun Life Strategic Growth Series	04	2005	5.628	5.618	157,755
MFS/Sun Life Strategic Growth Series	04	2004	5.352	5.628	186,877
MFS/Sun Life Strategic Growth Series	04	2003	4.262	5.352	233,693
MFS/Sun Life Strategic Growth Series	04	2002	6.194	4.262	269,603
MFS/Sun Life Strategic Growth Series	04	2001	8.348	6.194	365,825
MFS/Sun Life Strategic Growth Series	04	2000	10.000	8.348	451,638

MFS/Sun Life Strategic Growth Series	05	2005	5.603	5.588	156,961
MFS/Sun Life Strategic Growth Series	05	2004	5.333	5.603	190,573
MFS/Sun Life Strategic Growth Series	05	2003	4.252	5.333	213,594
MFS/Sun Life Strategic Growth Series	05	2002	6.185	4.252	219,519
MFS/Sun Life Strategic Growth Series	05	2001	8.345	6.185	268,107
MFS/Sun Life Strategic Growth Series	05	2000	10.000	8.345	198,417

MFS/Sun Life Strategic Growth Series	06	2005	5.565	5.541	135,225
MFS/Sun Life Strategic Growth Series	06	2004	5.305	5.565	188,013
MFS/Sun Life Strategic Growth Series	06	2003	4.236	5.305	210,635
MFS/Sun Life Strategic Growth Series	06	2002	6.171	4.236	70,929
MFS/Sun Life Strategic Growth Series	06	2001	8.339	6.171	306,631
MFS/Sun Life Strategic Growth Series	06	2000	10.000	8.339	185,004

MFS/Sun Life Strategic Growth Series S Class	01	2005	8.906	8.907	0
MFS/Sun Life Strategic Growth Series S Class	01	2004	8.453	8.906	0
MFS/Sun Life Strategic Growth Series S Class	01	2003	6.731	8.453	0
MFS/Sun Life Strategic Growth Series S Class	01	2002	9.748	6.731	0
MFS/Sun Life Strategic Growth Series S Class	01	2001	10.000	9.748	0

MFS/Sun Life Strategic Growth Series S Class	02	2005	8.861	8.848	24,118
MFS/Sun Life Strategic Growth Series S Class	02	2004	8.423	8.861	25,378
MFS/Sun Life Strategic Growth Series S Class	02	2003	6.717	8.423	26,587
MFS/Sun Life Strategic Growth Series S Class	02	2002	9.743	6.717	27,751
MFS/Sun Life Strategic Growth Series S Class	02	2001	10.000	9.743	0

MFS/Sun Life Strategic Growth Series S Class	03	2005	8.830	8.809	10,095
MFS/Sun Life Strategic Growth Series S Class	03	2004	8.403	8.830	10,533
MFS/Sun Life Strategic Growth Series S Class	03	2003	6.708	8.403	13,246
MFS/Sun Life Strategic Growth Series S Class	03	2002	9.739	6.708	16,174
MFS/Sun Life Strategic Growth Series S Class	03	2001	10.000	9.739	4,036

MFS/Sun Life Strategic Growth Series S Class	04	2005	8.786	8.751	4,125
MFS/Sun Life Strategic Growth Series S Class	04	2004	8.373	8.786	4,975
MFS/Sun Life Strategic Growth Series S Class	04	2003	6.694	8.373	12,370
MFS/Sun Life Strategic Growth Series S Class	04	2002	9.734	6.694	10,255
MFS/Sun Life Strategic Growth Series S Class	04	2001	10.000	9.734	10,190

MFS/Sun Life Strategic Growth Series S Class	05	2005	8.756	8.713	986
MFS/Sun Life Strategic Growth Series S Class	05	2004	8.353	8.756	3,391
MFS/Sun Life Strategic Growth Series S Class	05	2003	6.685	8.353	3,439
MFS/Sun Life Strategic Growth Series S Class	05	2002	9.731	6.685	1,167
MFS/Sun Life Strategic Growth Series S Class	05	2001	10.000	9.731	5,813

MFS/Sun Life Strategic Growth Series S Class	06	2005	8.711	8.655	14,716
MFS/Sun Life Strategic Growth Series S Class	06	2004	8.323	8.711	15,033
MFS/Sun Life Strategic Growth Series S Class	06	2003	6.671	8.323	21,037
MFS/Sun Life Strategic Growth Series S Class	06	2002	9.726	6.671	15,485
MFS/Sun Life Strategic Growth Series S Class	06	2001	10.000	9.726	1,940

MFS/Sun Life Strategic Income Series	01	2005	13.012	13.106	0
MFS/Sun Life Strategic Income Series	01	2004	12.184	13.012	0
MFS/Sun Life Strategic Income Series	01	2003	10.919	12.184	7,768
MFS/Sun Life Strategic Income Series	01	2002	10.276	10.919	7,170
MFS/Sun Life Strategic Income Series	01	2001	10.060	10.276	8,572
MFS/Sun Life Strategic Income Series	01	2000	10.000	10.060	9,689

MFS/Sun Life Strategic Income Series	02	2005	12.926	12.999	0
MFS/Sun Life Strategic Income Series	02	2004	12.121	12.926	0
MFS/Sun Life Strategic Income Series	02	2003	10.879	12.121	0
MFS/Sun Life Strategic Income Series	02	2002	10.255	10.879	0
MFS/Sun Life Strategic Income Series	02	2001	10.054	10.255	0
MFS/Sun Life Strategic Income Series	02	2000	10.000	10.054	0

MFS/Sun Life Strategic Income Series	03	2005	12.868	12.928	83,900
MFS/Sun Life Strategic Income Series	03	2004	12.080	12.868	96,533
MFS/Sun Life Strategic Income Series	03	2003	10.853	12.080	77,286
MFS/Sun Life Strategic Income Series	03	2002	10.240	10.853	109,553
MFS/Sun Life Strategic Income Series	03	2001	10.050	10.240	112,613
MFS/Sun Life Strategic Income Series	03	2000	10.000	10.050	39,367

MFS/Sun Life Strategic Income Series	04	2005	12.782	12.822	59,608
MFS/Sun Life Strategic Income Series	04	2004	12.018	12.782	60,024
MFS/Sun Life Strategic Income Series	04	2003	10.813	12.018	67,356
MFS/Sun Life Strategic Income Series	04	2002	10.218	10.813	63,997
MFS/Sun Life Strategic Income Series	04	2001	10.044	10.218	59,736
MFS/Sun Life Strategic Income Series	04	2000	10.000	10.044	35,590

MFS/Sun Life Strategic Income Series	05	2005	12.725	12.752	46,398
MFS/Sun Life Strategic Income Series	05	2004	11.976	12.725	47,409
MFS/Sun Life Strategic Income Series	05	2003	10.787	11.976	67,811
MFS/Sun Life Strategic Income Series	05	2002	10.204	10.787	77,284
MFS/Sun Life Strategic Income Series	05	2001	10.040	10.204	77,319
MFS/Sun Life Strategic Income Series	05	2000	10.000	10.040	21,966

MFS/Sun Life Strategic Income Series	06	2005	12.640	12.648	12,684
MFS/Sun Life Strategic Income Series	06	2004	11.914	12.640	23,805
MFS/Sun Life Strategic Income Series	06	2003	10.748	11.914	24,302
MFS/Sun Life Strategic Income Series	06	2002	10.182	10.748	25,601
MFS/Sun Life Strategic Income Series	06	2001	10.034	10.182	24,511
MFS/Sun Life Strategic Income Series	06	2000	10.000	10.034	1,141

MFS/Sun Life Strategic Income Series S Class	01	2005	12.675	12.731	0
MFS/Sun Life Strategic Income Series S Class	01	2004	11.892	12.675	0
MFS/Sun Life Strategic Income Series S Class	01	2003	10.696	11.892	0
MFS/Sun Life Strategic Income Series S Class	01	2002	10.089	10.696	0
MFS/Sun Life Strategic Income Series S Class	01	2001	10.000	10.089	0

MFS/Sun Life Strategic Income Series S Class	02	2005	12.611	12.648	0
MFS/Sun Life Strategic Income Series S Class	02	2004	11.850	12.611	0
MFS/Sun Life Strategic Income Series S Class	02	2003	10.674	11.850	0
MFS/Sun Life Strategic Income Series S Class	02	2002	10.084	10.674	0
MFS/Sun Life Strategic Income Series S Class	02	2001	10.000	10.084	0

MFS/Sun Life Strategic Income Series S Class	03	2005	12.568	12.592	39,720
MFS/Sun Life Strategic Income Series S Class	03	2004	11.822	12.568	37,767
MFS/Sun Life Strategic Income Series S Class	03	2003	10.659	11.822	40,925
MFS/Sun Life Strategic Income Series S Class	03	2002	10.080	10.659	40,510
MFS/Sun Life Strategic Income Series S Class	03	2001	10.000	10.080	11,208

MFS/Sun Life Strategic Income Series S Class	04	2005	12.504	12.509	4,082
MFS/Sun Life Strategic Income Series S Class	04	2004	11.780	12.504	4,385
MFS/Sun Life Strategic Income Series S Class	04	2003	10.638	11.780	5,762
MFS/Sun Life Strategic Income Series S Class	04	2002	10.075	10.638	3,530
MFS/Sun Life Strategic Income Series S Class	04	2001	10.000	10.075	928

MFS/Sun Life Strategic Income Series S Class	05	2005	12.462	12.454	9,852
MFS/Sun Life Strategic Income Series S Class	05	2004	11.752	12.462	7,376
MFS/Sun Life Strategic Income Series S Class	05	2003	10.623	11.752	9,748
MFS/Sun Life Strategic Income Series S Class	05	2002	10.071	10.623	9,153
MFS/Sun Life Strategic Income Series S Class	05	2001	10.000	10.071	5,905

MFS/Sun Life Strategic Income Series S Class	06	2005	12.398	12.372	40,213
MFS/Sun Life Strategic Income Series S Class	06	2004	11.710	12.398	40,575
MFS/Sun Life Strategic Income Series S Class	06	2003	10.601	11.710	49,924
MFS/Sun Life Strategic Income Series S Class	06	2002	10.066	10.601	52,273
MFS/Sun Life Strategic Income Series S Class	06	2001	10.000	10.066	11,706

MFS/Sun Life Strategic Value Series S Class	01	2005	11.457	11.244	14,042
MFS/Sun Life Strategic Value Series S Class	01	2004	9.842	11.457	9,477
MFS/Sun Life Strategic Value Series S Class	01	2003	7.839	9.842	13,251
MFS/Sun Life Strategic Value Series S Class	01	2002	10.000	7.839	0

MFS/Sun Life Strategic Value Series S Class	02	2005	11.411	11.182	0
MFS/Sun Life Strategic Value Series S Class	02	2004	9.817	11.411	0
MFS/Sun Life Strategic Value Series S Class	02	2003	7.831	9.817	0
MFS/Sun Life Strategic Value Series S Class	02	2002	10.000	7.831	0

MFS/Sun Life Strategic Value Series S Class	03	2005	11.380	11.140	13,857
MFS/Sun Life Strategic Value Series S Class	03	2004	9.800	11.380	15,689
MFS/Sun Life Strategic Value Series S Class	03	2003	7.825	9.800	24,561
MFS/Sun Life Strategic Value Series S Class	03	2002	10.000	7.825	11,686

MFS/Sun Life Strategic Value Series S Class	04	2005	11.334	11.078	8,130
MFS/Sun Life Strategic Value Series S Class	04	2004	9.775	11.334	9,707
MFS/Sun Life Strategic Value Series S Class	04	2003	7.817	9.775	8,790
MFS/Sun Life Strategic Value Series S Class	04	2002	10.000	7.817	1,421

MFS/Sun Life Strategic Value Series S Class	05	2005	11.303	11.037	932
MFS/Sun Life Strategic Value Series S Class	05	2004	9.759	11.303	353
MFS/Sun Life Strategic Value Series S Class	05	2003	7.812	9.759	353
MFS/Sun Life Strategic Value Series S Class	05	2002	10.000	7.812	353

MFS/Sun Life Strategic Value Series S Class	06	2005	11.257	10.975	568
MFS/Sun Life Strategic Value Series S Class	06	2004	9.734	11.257	595
MFS/Sun Life Strategic Value Series S Class	06	2003	7.804	9.734	2,103
MFS/Sun Life Strategic Value Series S Class	06	2002	10.000	7.804	3,118

MFS/Sun Life Technology Series	01	2005	3.620	3.800	79,326
MFS/Sun Life Technology Series	01	2004	3.575	3.620	79,326
MFS/Sun Life Technology Series	01	2003	2.488	3.575	108,251
MFS/Sun Life Technology Series	01	2002	4.659	2.488	110,054
MFS/Sun Life Technology Series	01	2001	7.710	4.659	260,096
MFS/Sun Life Technology Series	01	2000	10.000	7.710	281,559

MFS/Sun Life Technology Series	02	2005	3.596	3.769	0
MFS/Sun Life Technology Series	02	2004	3.557	3.596	0
MFS/Sun Life Technology Series	02	2003	2.479	3.557	0
MFS/Sun Life Technology Series	02	2002	4.649	2.479	0
MFS/Sun Life Technology Series	02	2001	7.705	4.649	103,360
MFS/Sun Life Technology Series	02	2000	10.000	7.705	142,694

MFS/Sun Life Technology Series	03	2005	3.580	3.748	266,056
MFS/Sun Life Technology Series	03	2004	3.544	3.580	305,310
MFS/Sun Life Technology Series	03	2003	2.472	3.544	368,530
MFS/Sun Life Technology Series	03	2002	4.642	2.472	354,815
MFS/Sun Life Technology Series	03	2001	7.702	4.642	548,736
MFS/Sun Life Technology Series	03	2000	10.000	7.702	548,800

MFS/Sun Life Technology Series	04	2005	3.556	3.718	127,342
MFS/Sun Life Technology Series	04	2004	3.526	3.556	194,369
MFS/Sun Life Technology Series	04	2003	2.463	3.526	240,949
MFS/Sun Life Technology Series	04	2002	4.632	2.463	287,338
MFS/Sun Life Technology Series	04	2001	7.697	4.632	521,838
MFS/Sun Life Technology Series	04	2000	10.000	7.697	538,339

MFS/Sun Life Technology Series	05	2005	3.540	3.697	170,436
MFS/Sun Life Technology Series	05	2004	3.514	3.540	217,333
MFS/Sun Life Technology Series	05	2003	2.457	3.514	281,286
MFS/Sun Life Technology Series	05	2002	4.625	2.457	301,971
MFS/Sun Life Technology Series	05	2001	7.693	4.625	379,028
MFS/Sun Life Technology Series	05	2000	10.000	7.693	253,221

MFS/Sun Life Technology Series	06	2005	3.516	3.666	119,839
MFS/Sun Life Technology Series	06	2004	3.495	3.516	203,065
MFS/Sun Life Technology Series	06	2003	2.448	3.495	166,476
MFS/Sun Life Technology Series	06	2002	4.615	2.448	168,838
MFS/Sun Life Technology Series	06	2001	7.688	4.615	196,037
MFS/Sun Life Technology Series	06	2000	10.000	7.688	49,366

MFS/Sun Life Technology Series S Class	01	2005	7.477	7.836	56,439
MFS/Sun Life Technology Series S Class	01	2004	7.418	7.477	60,929
MFS/Sun Life Technology Series S Class	01	2003	5.163	7.418	28,481
MFS/Sun Life Technology Series S Class	01	2002	9.740	5.163	0
MFS/Sun Life Technology Series S Class	01	2001	10.000	9.740	0

MFS/Sun Life Technology Series S Class	02	2005	7.439	7.785	0
MFS/Sun Life Technology Series S Class	02	2004	7.392	7.439	0
MFS/Sun Life Technology Series S Class	02	2003	5.152	7.392	0
MFS/Sun Life Technology Series S Class	02	2002	9.735	5.152	0
MFS/Sun Life Technology Series S Class	02	2001	10.000	9.735	0

MFS/Sun Life Technology Series S Class	03	2005	7.414	7.751	21,265
MFS/Sun Life Technology Series S Class	03	2004	7.374	7.414	26,296
MFS/Sun Life Technology Series S Class	03	2003	5.145	7.374	29,367
MFS/Sun Life Technology Series S Class	03	2002	9.732	5.145	8,815
MFS/Sun Life Technology Series S Class	03	2001	10.000	9.732	2,152

MFS/Sun Life Technology Series S Class	04	2005	7.376	7.700	261
MFS/Sun Life Technology Series S Class	04	2004	7.348	7.376	1,756
MFS/Sun Life Technology Series S Class	04	2003	5.135	7.348	2,320
MFS/Sun Life Technology Series S Class	04	2002	9.726	5.135	2,628
MFS/Sun Life Technology Series S Class	04	2001	10.000	9.726	474

MFS/Sun Life Technology Series S Class	05	2005	7.351	7.666	594
MFS/Sun Life Technology Series S Class	05	2004	7.331	7.351	2,801
MFS/Sun Life Technology Series S Class	05	2003	5.128	7.331	2,717
MFS/Sun Life Technology Series S Class	05	2002	9.723	5.128	2,888
MFS/Sun Life Technology Series S Class	05	2001	10.000	9.723	1,580

MFS/Sun Life Technology Series S Class	06	2005	7.313	7.615	12,148
MFS/Sun Life Technology Series S Class	06	2004	7.304	7.313	12,246
MFS/Sun Life Technology Series S Class	06	2003	5.117	7.304	18,483
MFS/Sun Life Technology Series S Class	06	2002	9.718	5.117	11,125
MFS/Sun Life Technology Series S Class	06	2001	10.000	9.718	1,844

MFS/Sun Life Total Return Series	01	2005	12.988	13.227	167,647
MFS/Sun Life Total Return Series	01	2004	11.788	12.988	167,647
MFS/Sun Life Total Return Series	01	2003	10.179	11.788	201,767
MFS/Sun Life Total Return Series	01	2002	10.922	10.179	243,293
MFS/Sun Life Total Return Series	01	2001	10.993	10.922	41,080
MFS/Sun Life Total Return Series	01	2000	10.000	10.993	41,995

MFS/Sun Life Total Return Series	02	2005	12.901	13.119	14,661
MFS/Sun Life Total Return Series	02	2004	11.727	12.901	20,750
MFS/Sun Life Total Return Series	02	2003	10.142	11.727	22,182
MFS/Sun Life Total Return Series	02	2002	10.898	10.142	54,404
MFS/Sun Life Total Return Series	02	2001	10.986	10.898	55,242
MFS/Sun Life Total Return Series	02	2000	10.000	10.986	68,186

MFS/Sun Life Total Return Series	03	2005	12.844	13.047	764,274
MFS/Sun Life Total Return Series	03	2004	11.686	12.844	923,143
MFS/Sun Life Total Return Series	03	2003	10.117	11.686	1,019,599
MFS/Sun Life Total Return Series	03	2002	10.883	10.117	1,273,742
MFS/Sun Life Total Return Series	03	2001	10.982	10.883	1,135,410
MFS/Sun Life Total Return Series	03	2000	10.000	10.982	307,559

MFS/Sun Life Total Return Series	04	2005	12.758	12.940	688,290
MFS/Sun Life Total Return Series	04	2004	11.626	12.758	710,721
MFS/Sun Life Total Return Series	04	2003	10.080	11.626	696,710
MFS/Sun Life Total Return Series	04	2002	10.859	10.080	735,563
MFS/Sun Life Total Return Series	04	2001	10.975	10.859	757,253
MFS/Sun Life Total Return Series	04	2000	10.000	10.975	295,198

MFS/Sun Life Total Return Series	05	2005	12.701	12.870	623,392
MFS/Sun Life Total Return Series	05	2004	11.586	12.701	719,503
MFS/Sun Life Total Return Series	05	2003	10.055	11.586	876,221
MFS/Sun Life Total Return Series	05	2002	10.844	10.055	991,090
MFS/Sun Life Total Return Series	05	2001	10.971	10.844	1,016,675
MFS/Sun Life Total Return Series	05	2000	10.000	10.971	324,903

MFS/Sun Life Total Return Series	06	2005	12.616	12.764	394,476
MFS/Sun Life Total Return Series	06	2004	11.526	12.616	417,664
MFS/Sun Life Total Return Series	06	2003	10.019	11.526	463,725
MFS/Sun Life Total Return Series	06	2002	10.821	10.019	470,552
MFS/Sun Life Total Return Series	06	2001	10.964	10.821	364,083
MFS/Sun Life Total Return Series	06	2000	10.000	10.964	37,554

MFS/Sun Life Total Return Series S Class	01	2005	11.770	11.962	24,529
MFS/Sun Life Total Return Series S Class	01	2004	10.714	11.770	134,532
MFS/Sun Life Total Return Series S Class	01	2003	9.277	10.714	134,532
MFS/Sun Life Total Return Series S Class	01	2002	9.971	9.277	134,532
MFS/Sun Life Total Return Series S Class	01	2001	10.000	9.971	52,772

MFS/Sun Life Total Return Series S Class	02	2005	11.710	11.884	43,408
MFS/Sun Life Total Return Series S Class	02	2004	10.675	11.710	45,674
MFS/Sun Life Total Return Series S Class	02	2003	9.258	10.675	47,850
MFS/Sun Life Total Return Series S Class	02	2002	9.966	9.258	49,947
MFS/Sun Life Total Return Series S Class	02	2001	10.000	9.966	0

MFS/Sun Life Total Return Series S Class	03	2005	11.671	11.831	316,618
MFS/Sun Life Total Return Series S Class	03	2004	10.650	11.671	457,897
MFS/Sun Life Total Return Series S Class	03	2003	9.245	10.650	526,823
MFS/Sun Life Total Return Series S Class	03	2002	9.963	9.245	606,350
MFS/Sun Life Total Return Series S Class	03	2001	10.000	9.963	128,710

MFS/Sun Life Total Return Series S Class	04	2005	11.611	11.753	199,713
MFS/Sun Life Total Return Series S Class	04	2004	10.612	11.611	227,436
MFS/Sun Life Total Return Series S Class	04	2003	9.226	10.612	215,274
MFS/Sun Life Total Return Series S Class	04	2002	9.957	9.226	189,739
MFS/Sun Life Total Return Series S Class	04	2001	10.000	9.957	81,013

MFS/Sun Life Total Return Series S Class	05	2005	11.572	11.702	169,371
MFS/Sun Life Total Return Series S Class	05	2004	10.587	11.572	193,531
MFS/Sun Life Total Return Series S Class	05	2003	9.214	10.587	199,909
MFS/Sun Life Total Return Series S Class	05	2002	9.954	9.214	213,540
MFS/Sun Life Total Return Series S Class	05	2001	10.000	9.954	69,170

MFS/Sun Life Total Return Series S Class	06	2005	11.513	11.624	163,219
MFS/Sun Life Total Return Series S Class	06	2004	10.549	11.513	170,967
MFS/Sun Life Total Return Series S Class	06	2003	9.195	10.549	189,243
MFS/Sun Life Total Return Series S Class	06	2002	9.949	9.195	206,648
MFS/Sun Life Total Return Series S Class	06	2001	10.000	9.949	100,527

MFS/Sun Life Utilities Series	01	2005	9.630	11.166	0
MFS/Sun Life Utilities Series	01	2004	7.473	9.630	0
MFS/Sun Life Utilities Series	01	2003	5.548	7.473	0
MFS/Sun Life Utilities Series	01	2002	7.371	5.548	0
MFS/Sun Life Utilities Series	01	2001	9.852	7.371	36,057
MFS/Sun Life Utilities Series	01	2000	10.000	9.852	54,728

MFS/Sun Life Utilities Series	02	2005	9.565	11.074	19,247
MFS/Sun Life Utilities Series	02	2004	7.434	9.565	7,899
MFS/Sun Life Utilities Series	02	2003	5.528	7.434	8,593
MFS/Sun Life Utilities Series	02	2002	7.355	5.528	9,398
MFS/Sun Life Utilities Series	02	2001	9.846	7.355	65,321
MFS/Sun Life Utilities Series	02	2000	10.000	9.846	109,577

MFS/Sun Life Utilities Series	03	2005	9.522	11.013	273,884
MFS/Sun Life Utilities Series	03	2004	7.408	9.522	323,941
MFS/Sun Life Utilities Series	03	2003	5.514	7.408	362,896
MFS/Sun Life Utilities Series	03	2002	7.344	5.514	455,258
MFS/Sun Life Utilities Series	03	2001	9.842	7.344	730,592
MFS/Sun Life Utilities Series	03	2000	10.000	9.842	526,275

MFS/Sun Life Utilities Series	04	2005	9.458	10.922	226,525
MFS/Sun Life Utilities Series	04	2004	7.369	9.458	247,880
MFS/Sun Life Utilities Series	04	2003	5.493	7.369	260,752
MFS/Sun Life Utilities Series	04	2002	7.328	5.493	289,149
MFS/Sun Life Utilities Series	04	2001	9.835	7.328	494,564
MFS/Sun Life Utilities Series	04	2000	10.000	9.835	449,790

MFS/Sun Life Utilities Series	05	2005	9.416	10.862	241,158
MFS/Sun Life Utilities Series	05	2004	7.344	9.416	275,334
MFS/Sun Life Utilities Series	05	2003	5.480	7.344	321,370
MFS/Sun Life Utilities Series	05	2002	7.317	5.480	396,798
MFS/Sun Life Utilities Series	05	2001	9.831	7.317	657,306
MFS/Sun Life Utilities Series	05	2000	10.000	9.831	491,066

MFS/Sun Life Utilities Series	06	2005	9.352	10.773	67,816
MFS/Sun Life Utilities Series	06	2004	7.305	9.352	72,296
MFS/Sun Life Utilities Series	06	2003	5.460	7.305	76,969
MFS/Sun Life Utilities Series	06	2002	7.301	5.460	87,206
MFS/Sun Life Utilities Series	06	2001	9.824	7.301	118,818
MFS/Sun Life Utilities Series	06	2000	10.000	9.824	50,011

MFS/Sun Life Utilities Series S Class	01	2005	11.574	13.383	0
MFS/Sun Life Utilities Series S Class	01	2004	9.006	11.574	0
MFS/Sun Life Utilities Series S Class	01	2003	6.698	9.006	0
MFS/Sun Life Utilities Series S Class	01	2002	8.933	6.698	0
MFS/Sun Life Utilities Series S Class	01	2001	10.000	8.933	0

MFS/Sun Life Utilities Series S Class	02	2005	11.516	13.295	0
MFS/Sun Life Utilities Series S Class	02	2004	8.974	11.516	0
MFS/Sun Life Utilities Series S Class	02	2003	6.684	8.974	0
MFS/Sun Life Utilities Series S Class	02	2002	8.928	6.684	0
MFS/Sun Life Utilities Series S Class	02	2001	10.000	8.928	0

MFS/Sun Life Utilities Series S Class	03	2005	11.476	13.237	48,772
MFS/Sun Life Utilities Series S Class	03	2004	8.953	11.476	71,194
MFS/Sun Life Utilities Series S Class	03	2003	6.675	8.953	77,198
MFS/Sun Life Utilities Series S Class	03	2002	8.925	6.675	62,205
MFS/Sun Life Utilities Series S Class	03	2001	10.000	8.925	28,791

MFS/Sun Life Utilities Series S Class	04	2005	11.418	13.150	6,958
MFS/Sun Life Utilities Series S Class	04	2004	8.921	11.418	6,425
MFS/Sun Life Utilities Series S Class	04	2003	6.661	8.921	14,503
MFS/Sun Life Utilities Series S Class	04	2002	8.920	6.661	19,103
MFS/Sun Life Utilities Series S Class	04	2001	10.000	8.920	27,231

MFS/Sun Life Utilities Series S Class	05	2005	11.379	13.092	7,590
MFS/Sun Life Utilities Series S Class	05	2004	8.900	11.379	7,576
MFS/Sun Life Utilities Series S Class	05	2003	6.652	8.900	7,480
MFS/Sun Life Utilities Series S Class	05	2002	8.917	6.652	8,200
MFS/Sun Life Utilities Series S Class	05	2001	10.000	8.917	4,288

MFS/Sun Life Utilities Series S Class	06	2005	11.321	13.005	16,649
MFS/Sun Life Utilities Series S Class	06	2004	8.868	11.321	17,746
MFS/Sun Life Utilities Series S Class	06	2003	6.638	8.868	23,885
MFS/Sun Life Utilities Series S Class	06	2002	8.913	6.638	26,704
MFS/Sun Life Utilities Series S Class	06	2001	10.000	8.913	8,682

MFS/Sun Life Value Series	01	2005	12.987	13.685	17,689
MFS/Sun Life Value Series	01	2004	11.373	12.987	17,689
MFS/Sun Life Value Series	01	2003	9.181	11.373	51,409
MFS/Sun Life Value Series	01	2002	10.747	9.181	93,720
MFS/Sun Life Value Series	01	2001	11.753	10.747	181,343
MFS/Sun Life Value Series	01	2000	10.000	11.753	71,231

MFS/Sun Life Value Series	02	2005	12.900	13.573	36,530
MFS/Sun Life Value Series	02	2004	11.314	12.900	58,422
MFS/Sun Life Value Series	02	2003	9.147	11.314	78,454
MFS/Sun Life Value Series	02	2002	10.724	9.147	46,003
MFS/Sun Life Value Series	02	2001	11.745	10.724	69,224
MFS/Sun Life Value Series	02	2000	10.000	11.745	110,511

MFS/Sun Life Value Series	03	2005	12.842	13.498	431,035
MFS/Sun Life Value Series	03	2004	11.275	12.842	466,661
MFS/Sun Life Value Series	03	2003	9.125	11.275	540,832
MFS/Sun Life Value Series	03	2002	10.709	9.125	596,189
MFS/Sun Life Value Series	03	2001	11.740	10.709	700,331
MFS/Sun Life Value Series	03	2000	10.000	11.740	998,232

MFS/Sun Life Value Series	04	2005	12.756	13.388	409,975
MFS/Sun Life Value Series	04	2004	11.217	12.756	476,806
MFS/Sun Life Value Series	04	2003	9.092	11.217	496,162
MFS/Sun Life Value Series	04	2002	10.686	9.092	545,183
MFS/Sun Life Value Series	04	2001	11.733	10.686	554,656
MFS/Sun Life Value Series	04	2000	10.000	11.733	633,716

MFS/Sun Life Value Series	05	2005	12.699	13.314	317,409
MFS/Sun Life Value Series	05	2004	11.178	12.699	385,584
MFS/Sun Life Value Series	05	2003	9.069	11.178	433,973
MFS/Sun Life Value Series	05	2002	10.670	9.069	484,266
MFS/Sun Life Value Series	05	2001	11.728	10.670	574,948
MFS/Sun Life Value Series	05	2000	10.000	11.728	974,229

MFS/Sun Life Value Series	06	2005	12.614	13.205	131,246
MFS/Sun Life Value Series	06	2004	11.120	12.614	146,262
MFS/Sun Life Value Series	06	2003	9.036	11.120	181,186
MFS/Sun Life Value Series	06	2002	10.647	9.036	183,784
MFS/Sun Life Value Series	06	2001	11.721	10.647	342,499
MFS/Sun Life Value Series	06	2000	10.000	11.721	251,053

MFS/Sun Life Value Series S Class	01	2005	11.756	12.359	0
MFS/Sun Life Value Series S Class	01	2004	10.326	11.756	0
MFS/Sun Life Value Series S Class	01	2003	8.351	10.326	0
MFS/Sun Life Value Series S Class	01	2002	9.800	8.351	13,158
MFS/Sun Life Value Series S Class	01	2001	10.000	9.800	12,781

MFS/Sun Life Value Series S Class	02	2005	11.697	12.277	22,072
MFS/Sun Life Value Series S Class	02	2004	10.289	11.697	23,224
MFS/Sun Life Value Series S Class	02	2003	8.334	10.289	24,331
MFS/Sun Life Value Series S Class	02	2002	9.795	8.334	25,397
MFS/Sun Life Value Series S Class	02	2001	10.000	9.795	0

MFS/Sun Life Value Series S Class	03	2005	11.657	12.223	159,829
MFS/Sun Life Value Series S Class	03	2004	10.265	11.657	191,596
MFS/Sun Life Value Series S Class	03	2003	8.323	10.265	191,929
MFS/Sun Life Value Series S Class	03	2002	9.791	8.323	185,793
MFS/Sun Life Value Series S Class	03	2001	10.000	9.791	84,686

MFS/Sun Life Value Series S Class	04	2005	11.598	12.143	66,788
MFS/Sun Life Value Series S Class	04	2004	10.228	11.598	74,582
MFS/Sun Life Value Series S Class	04	2003	8.305	10.228	104,815
MFS/Sun Life Value Series S Class	04	2002	9.786	8.305	114,263
MFS/Sun Life Value Series S Class	04	2001	10.000	9.786	46,295

MFS/Sun Life Value Series S Class	05	2005	11.558	12.089	71,521
MFS/Sun Life Value Series S Class	05	2004	10.204	11.558	82,551
MFS/Sun Life Value Series S Class	05	2003	8.294	10.204	90,588
MFS/Sun Life Value Series S Class	05	2002	9.783	8.294	85,563
MFS/Sun Life Value Series S Class	05	2001	10.000	9.783	36,052

MFS/Sun Life Value Series S Class	06	2005	11.500	12.009	151,058
MFS/Sun Life Value Series S Class	06	2004	10.167	11.500	164,485
MFS/Sun Life Value Series S Class	06	2003	8.277	10.167	167,718
MFS/Sun Life Value Series S Class	06	2002	9.777	8.277	207,448
MFS/Sun Life Value Series S Class	06	2001	10.000	9.777	116,730

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TELEPHONE:
Toll Free (800) 752-7215

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

ACCESS- 1

PROSPECTUS

MAY 1, 2006

FUTURITY FOCUS II

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in one of the following funds (the "Funds"):
Large-Cap Value Equity Funds	Mid-Cap Growth Equity Funds
AllianceBernstein VPS Growth and Income Portfolio	AIM V.I. Dynamics Fund
Franklin Templeton VIP Trust Templeton Foreign	Lord Abbett Series Fund International Portfolio
Securities Fund - Class 2	SCSM Blue Chip Mid Cap Fund
Franklin Templeton VIP Trust Templeton Growth	Small-Cap Blend Equity Funds
Securities Fund - Class 2	JPMorgan Small Company Portfolio[2]
Lord Abbett Series Fund Growth and Income Portfolio	Small-Cap Growth Equity Funds
MFS/Sun Life Total Return - S Class	AIM V.I. Small Cap Growth Fund[7]
Large-Cap Blend Equity Funds	Alger American Small Capitalization Portfolio[1]
AIM V.I. Core Equity Fund	AllianceBernstein VPS Small Cap Growth Portfolio
Alger American Income & Growth Portfolio[1]	Goldman Sachs VIT Structured Small Cap Equity Fund[2,6]
AllianceBernstein VPS International Growth Portfolio[4]	MFS/ Sun Life New Discovery - S Class
Fidelity VIP Overseas Portfolio, Service Class 2	Small-Cap Value Equity Funds
Goldman Sachs VIT Structured U.S. Equity Fund[5]	SCSM Oppenheimer Main Street Small Cap Fund[3]
Goldman Sachs VIT Growth and Income Fund[2]	Specialty Funds
JPMorgan International Equity Portfolio[2]	AllianceBernstein VPS Global Technology Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio[2]	MFS/ Sun Life Utilities - S Class
MFS/ Sun Life Massachusetts Investors Trust - S Class	Sun Capital Real Estate Fund®
Rydex VT Nova Fund	Multi-Cap Equity Funds
SCSM Davis Venture Value Fund	Sun Capital® All Cap Fund
Large-Cap Growth Equity Funds	High-Quality Intermediate-Term Bond Funds
AIM V.I. Capital Appreciation Fund	PIMCO VIT Total Return Portfolio
AIM V.I. International Growth Fund	Sun Capital Investment Grade Bond Fund®
Alger American Growth Portfolio[1]	High-Quality Long-Term Bond Funds
AllianceBernstein VPS Large Cap Growth Portfolio	MFS/ Sun Life Government Securities - S Class
Fidelity VIP Contrafund® Portfolio, Service Class 2	PIMCO VIT Real Return Portfolio
Fidelity VIP Growth Portfolio, Service Class 2	Medium-Quality Intermediate-Term Bond Funds
Goldman Sachs VIT Capital Growth Fund	PIMCO VIT Emerging Markets Bond Portfolio
Goldman Sachs VIT International Equity Fund[2]	Low-Quality Short-Term Bond Funds
MFS/ Sun Life Capital Appreciation - S Class	MFS/ Sun Life High Yield - S Class
MFS/ Sun Life Emerging Growth - S Class	Low-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Massachusetts Investors Growth	PIMCO VIT High Yield Portfolio
Stock - S Class	Money Market Funds
Rydex VT OTC Fund	Sun Capital Money Market Fund®
Mid-Cap Value Equity Funds
First Eagle VFT Overseas Variable Series
Lord Abbett Series Fund Mid Cap Value Portfolio

________________________________________

1 Not available for further investment after May 1, 2002.
2 Not available to Contracts issued on or after May 1, 2001.
3 Formerly known as the SCSM Value Small Cap Fund.
4 Formerly known as the AllianceBernstein Worldwide Privatiztion Portfolio.
5 Formerly known as Goldman Sachs VIT CORESM U.S. Equity Fund.
6 Formerly known as Goldman Sachs VIT CORESM Small Cap Equity Fund.
7 Name change effective July 3, 2006. Formerly known as AIM V.I. Small Company Growth Fund.

A I M Advisors, Inc., advises the AIM Variable Insurance Funds with INVESCO Funds Group, Inc., serving as sub-investment advisor to the AIM V.I. Dynamics Fund. AllianceBernstein L.P., advises the AllianceBernstein VP Portfolios. Arnhold and S. Bleichroeder Advisers, LLC advises the First Eagle Variable Fund Trust. Fidelity® Management & Research Company advises the Fidelity VIP Portfolios. Fred Alger Management, Inc., advises the Alger American Funds. Goldman Sachs Asset Management, L.P., advises the Goldman Sachs VIT Funds. J.P. Morgan Investment Management Inc., advises the J.P. Morgan Series Trust II Portfolios. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. Pacific Investment Management Company LLC advises the PIMCO Portfolios. Rydex Investements advises the Rydex VT Portfolios. Sun Capital Advisers LLC advises the Sun Capital Funds; SCSM Davis Venture Value Fund (sub-advised by Davis Advisors); SCSM Oppenheimer Main Street Small Cap Fund (sub-advised by OppenheimerFunds, Inc.); and the SCSM Blue Chip Mid Cap Fund (sub-advised by Wellington Management Company, LLP). Templeton® Investment Counsel, LLC, advises Templeton Foreign Securities Fund and Templeton® Global Advisors Limited advises Templeton Growth Securities Fund

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contract and the Funds.

We have filed a Statement of Additional Information dated May 1, 2006 ("SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 42 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752 7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following address:

     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

     P.O. Box 9133

     Wellesley Hills, Massachusetts 02481

Special Terms *

Product Highlights *

Fees and Expenses *

Example *

Condensed Financial Information *

The Annuity Contract *

Communicating to Us About Your Contract *

Sun Life Assurance Company of Canada (U.S.) *

The Variable Account *

Variable Account Options: The Funds *

The Fixed Account *

The Fixed Account Options: The Guarantee Periods *

The Accumulation Phase *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account *

Your Account Value *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Waivers; Reduced Charges; Special Guaranteed Interest Rates *

Other Programs *

Withdrawals and Market Value Adjustment *

Cash Withdrawals *

Market Value Adjustment *

Contract Charges *

Account Fee *

Administrative Expense Charge *

Mortality and Expense Risk Charge *

Charges for Optional Death Benefit Riders *

Premium Taxes *

Fund Expenses *

Modification In the Case of Group Contracts *

Death Benefit *

Amount of Death Benefit *

The Basic Death Benefit *

Optional Death Benefit Riders *

Spousal Continuance *

Calculating the Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change of Beneficiary *

Payment of Death Benefit *

Due Proof of Death *

The Income Phase - Annuity Provisions *

Selection of the Annuitant or Co-Annuitant *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

Other Contract Provisions *

Exercise of Contract Rights *

Change of Ownership *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Discontinuance of New Participants *

Reservation of Rights *

Right to Return *

Tax Considerations *

U.S. Federal Income Tax Considerations *

Puerto Rico Tax Considerations *

Administration of the Contract *

Distribution of the Contracts *

Performance Information *

Available Information *

Incorporation of Certain Documents by Reference *

State Regulation *

Legal Proceedings *

Financial Statements *

Table of Contents of Statement of Additional Information *

Appendix A - Glossary *

Appendix B - Market Value Adjustment *

Appendix C - Calculation of Basic Death Benefit *

Appendix D - Calculation of EEB Optional Death Benefit *

Appendix E - Calculation of Death Benefit when EEB and MAV and 5% Roll-Up Riders are Selected *

Appendix F - Calculation of EEB Plus Optional Death Benefit *

Appendix G - Calculation of EEB Plus with MAV Optional Death Benefit *

Appendix H - Calculation of EEB Plus with 5% Roll-Up Optional Death Benefit *

Appendix I - Investment Options and Expenses for Initial Class Shares *

Appendix J - Condensed Financial Information *

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Futurity Focus II Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing one or more of the optional death benefit riders.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $20,000 or more, and you can make additional Purchase Payments at any time during the Accumulation Phase. Currently there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate series of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations or transfers into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Account Anniversary, we deduct a $50 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

We deduct a mortality and expense risk charge of 1.25% of the average daily value of the Contract invested in the Variable Account if your initial Purchase Payment was less than $1,000,000, or 1.00% if your initial Purchase Payment was $1,000,000 or more. We also deduct an administrative charge of 0.15% of the average daily value of the Contract invested in the Variable Account.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect one or more of the optional death benefit riders, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from 0.15% to 0.40% of the average daily value of your Contract, depending upon which optional death benefit rider(s) you elected.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds, depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the Maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Contract Date and whether you choose the basic death benefit or, for a fee, you enhance the death benefit by electing one or more of the optional death benefit riders available in your state. If you are 85 or younger on your Contract Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your cash Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Contract Date, the basic death benefit is equal to the Surrender Value. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Contract Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals and Market Value Adjustment

You can withdraw money from your Contract at any time during the Accumulation Phase without the imposition of a withdrawal charge. Furthermore, no withdrawal charge is imposed upon annuitization. Withdrawals made from the Fixed Account, however, may be subject to a Market Value Adjustment (see prospectus under "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it (or later if required by your state), we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Assurance Company of Canada (U.S.)

          P. O. Box 9133

          Wellesley Hills, Massachusetts 02481

          Toll Free (800) 752 7215

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	0%

Maximum Fee Per Transfer (currently $0):	$15*

Premium Taxes
(as a percentage of Certificate Value or total purchase payments):	0% - 3.5%**
*

Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

**

The premium tax rate and base vary by state and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Deductions for Premium Taxes.")

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.25%**
Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.40%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.40%***

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit Riders:	1.80%
*

The Annual Account Fee is waived if 100% of your Account Value has been allocated to the Fixed Account during the entire Account Year or if your Account Value is $100,000 or more on your Account Anniversary. (See "Account Fee.")

**	If your initial Purchase Payment is $100,000 or more, the mortality and expense risks charge will be 1.00% of average daily net Variable Account assets. (See "Mortality and Expense Risks Charge.")

***	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected as follows:

Rider(s) Elected	% of Average Daily Net Assets

"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus MAV"	0.40%
"EEB Plus 5% Roll-Up"	0.40%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and* other expenses)
Prior to any fee waiver or expense reimbursement*	0.65%	2.74%
*	The expenses shown are for the year ended December 31, 2005, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2007. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursement arrangements are taken into consideration, are 0.65% and 1.66%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $50,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$465	$1,400	$2,341	$4,724
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$465	$1,400	$2,341	$4,724

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix J.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual owner of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax deferral without the need for purchasing an annuity contract.

Your Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing one or more optional death benefit riders and paying an additional charge for each optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts." A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752 7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are ultimately controlled by Sun Life Financial, Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each fund prospectus, as well as a Statement of Additional Information for each Fund, may be obtained without charge from the company by calling (888) 786-2435 or by writing to Sun Life Assurance Company of Canada (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios and the Rydex Funds, which are paid from Fund assets and reflected under "Fees and Expenses."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Period(s) from those we make available. From time to time, we may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations or transfers into that Guarantee Period will not be permitted. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rate for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the "Covered Person" dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant.

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $20,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Purchase Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the Net Investment Factor -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the valuation period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable asset-based charge for optional death benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
●	written notice electing a different Guarantee Period from among those we then offer, or

●	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the next available Guarantee Period.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation from a Guarantee Period 30 days prior to its Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
●	you may not make more than 12 transfers in any Account Year;

●	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

●	at least 30 days must elapse between transfers to and from Guarantee Periods;

●	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

●	we impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions.

We reserve the right to waive these restrictions and exceptions at any time. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Contract Values on behalf of multiple Contract Owners at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Contract Owner be equal to 100% of that Contract Owner's value in the Sub-Account.

We will provide you written notification of any restrictions imposed.

In addition, some of the Funds impose, or reserve the right to impose, additional restrictions on transfers if the Fund's short-term trading strategy is more restrictive that the Company's policy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse requests involving transfers to or from the Fixed Account.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:
●	when a new broker of record is designated for the Contract;

●	when the Participant changes;

●	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

●	when necessary in our view to avoid hardship to a Participant; or

●	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of the risks. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Contract Owners could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Waivers; Reduced Charges; Special Guaranteed Interest Rates

We may reduce or waive the administrative service fee or the annual Account Fee, credit additional amounts, or grant special Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements.

Other Programs

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.) Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Fund investment option under the Contract, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contract, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

Our asset allocation programs are "static" programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose, but we do not change your original percentage allocations among the Sub-Accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party administrator who reviews the existing models annually to determine whether the investment objective of the model is being met in light of changing markets. Based upon this review, the third-party administrator may recommend that new models be substituted for the existing models. If so, the new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Owners who elect an asset allocation program on or after that date. Owners of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

     Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically; a Market Value Adjustment may be applicable upon withdrawal. Under the Interest Out Program, we automatically pay you or reinvest interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

WITHDRAWALS AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

We do not deduct any sales charge from your Purchase Payments when they are made, nor do we impose a withdrawal charge (known as a "contingent deferred sales charge") on amounts you withdraw.

However, all withdrawals from your Fixed Account Value may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made; and finally, we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will deduct the actual amount specified in your request and then adjust the value of your Account by deducting the amount paid, and adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

Partial withdrawals may affect the death benefit amount. In calculating the amount payable under the death benefit, we may reduce the benefit amount to an amount equal to the benefit amount payable immediately before withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See "Calculating the Death Benefit.")

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
●	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

●	when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

●	when a SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See "Tax Considerations -- Tax-Sheltered Annuities.")

Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and /or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $50 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. The annual Account Fee will never exceed $50. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:
●	your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or

●	your Account Value is $100,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

Mortality and Expense Risk Charge

During both the Accumulation Phase and the Income Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.25%, if your initial Purchase Payment was less than $1,000,000, or 1.00% if your initial Purchase Payment was $1,000,000 or more. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee and administrative expense charge we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.

Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.

% of Average
Rider(s) You Elect*	Daily Net Assets
"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus MAV"	0.40%
"EEB Plus 5% Roll-Up"	0.40%

                                       *As defined below

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

Modification In the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we will pay the death benefit in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If your Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the death of the Covered Person in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:
(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	your total Purchase Payments (adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Contract Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one or more of the following optional death benefit riders. You must make your election before the date on which your Contract becomes effective. You will pay a charge for each optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on the Contract Date. Any optional death benefit election may not be changed after the Contract is issued. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D-H.

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of this optional Benefit to you. Please refer to "Impact of Optional Death Benefit Riders" under "TAX CONSIDERATIONS" for more information regarding tax issues that you should consider before electing this optional Benefit.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
●	the amount payable under the basic death benefit above, or

●

your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for any subsequent Purchase Payments, partial withdrawals and charges made between that Account Anniversary and the Death Benefit Date.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
●	the amount payable under the basic death benefit above, or

●	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
●	the first day of the month following your 80th birthday, or

●	the day the death benefit amount under this rider equals twice the total of your Purchase Payments and transferred amounts, adjusted for withdrawals.

     Earnings Enhancement ("EEB") Rider

If you elect this EEB Rider, your death benefit will be the amount payable under the basic death benefit, plus the "EEB amount." Calculated as of your Death Benefit Date, the "EEB amount" is determined as follows:
●

If you are 69 or younger on your Contract Date, the "EEB amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 40% of the Net Purchase Payments made prior to your death.

●

If you are between the ages of 70 and 79 on your Contract Date, the "EEB amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 25% of the Net Purchase Payments prior to your death.

     Earnings Enhancement Plus ("EEB Plus") Rider

If you elect this EEB Plus Rider, your death benefit will be the amount payable under the basic death benefit, plus the "EEB Plus amount." Calculated as of the Death Benefit Date, the "EEB Plus amount" is determined as follows:
●

If you are 69 or younger on your Contract Date, the "EEB Plus Amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 100% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made within the twelve months prior to your death.

●

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 40% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus with MAV ("EEB Plus MAV") Rider

If you elect this EEB Plus MAV Rider, your death benefit will be the death benefit payable under the MAV Rider plus the "EEB Plus MAV amount." Calculated as of your Death Benefit Date, the "EEB Plus MAV amount" is as follows:
●

If you are 69 or younger on your Contract Date, the "EEB Plus MAV amount" will be 40% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap of 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

●

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus MAV amount" will be 25% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap of 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus with 5% Roll-Up ("EEB Plus 5% Roll-Up") Rider

If you elect this EEB Plus 5% Roll-Up Rider, your death benefit will be the death benefit payable under the 5% Roll-Up Rider plus the "EEB Plus 5% Roll-Up amount." Calculated as of your Death Benefit Date, the "EEB Plus 5% Roll-Up amount" is determined as follows:
●

If you are 69 or younger on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 40% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap of 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

●

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 25% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap of 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Selecting Multiple Death Benefit Riders

The MAV Rider, the 5% Roll-Up Rider and the EEB Rider can be combined. If you elect more than one of these three optional death benefit riders, your death benefit will be calculated as follows:
●	MAV Rider combined with 5% Roll-Up Rider: The death benefit will equal the greater of the death benefit under the MAV Rider and the death benefit under the 5% Roll-Up Rider.

●

MAV Rider combined with EEB Rider: The death benefit will equal the death benefit under the MAV Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the MAV Rider.

●

EEB Rider combined with 5% Roll-Up Rider: The death benefit will equal the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider.

●

MAV Rider, the 5% Roll-Up Rider and the EEB Rider: The death benefit will equal the greater of the death benefit under the MAV Rider or the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider and the MAV Rider.

The EEB Plus, EEB Plus MAV, and EEB Plus 5% Roll-Up Riders are designed to be "comprehensive" riders and may not be combined with each other or with any of the other death benefit riders.

Spousal Continuance

If your spouse is your Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit riders you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person's death:
●	an original certified copy of an official death certificate;

●	an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

●	any other proof we find satisfactory.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See "Withdrawals and Market Value Adjustment.")

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
●	The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

●

The latest possible Annuity Commencement Date is the later of (a) 10 years from the Contract Date and (b) the first day of the month following the Annuitant's 95th birthday or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

●	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us, with the following additional limitations:
●	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

●	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

      Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, at any time, some or all of the discounted value of the remaining payments, the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
●	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

●	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

●	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for Annuitization Units which have annual insurance charges of 1.40% of your average daily net assets (1.15% if your initial Purchase Payment was $1,000,000 or more). Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 2.5% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually), and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 2.5% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the covered person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Annuitant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership may affect the availability of optional death benefit riders or the expenses incurred by the election of any optional death benefit riders.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days, or longer if required by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value. If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations affecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a Contract Owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the Contract. For this purpose, the amount of the "investment in the contract" is not affected by the Owner's or Annuitant's death, i.e., the investment in the Contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the Contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive a distribution from a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:
●	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

●	any required minimum distribution; or

●	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your surviving spouse Beneficiary may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The Owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

"Qualified Contracts" are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax-deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not received additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, has a severance from employement with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. . It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Roth Individual Retirement Arrangements

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you convert a traditional Individual Retirement Annuity Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract's account balance. Thus, you should consult with a qualified tax professional prior to any conversion.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Impact of Optional Death Benefit Riders

Qualified Contracts. If your Contract is a traditional IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract's value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations. For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account's trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract's value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account's RMD calculations.

Effective with the 2006 distribution calendar year, the actuarial present value as of 12/31 of any additional benefits that are provided under your Contract (such as optional death benefits) will be added to the Contract's Account Value as of 12/31 in order to calculate the RMD amount. There are two exceptions to the requirement that the actuarial present value of an additional benefit must be added to the Account Value for RMD calculation purposes. First, if the only additional benefit provided under a Contract is a return of premium death benefit (i.e., a benefit under which the final payment does not exceed the amount of purchase payments made less prior distributions), then the additional benefit is disregarded and the RMD calculation uses only the 12/31 Account Value. Second, if (1) the Contract provides only for additional benefits that are each reduced on a proportional basis in the event of distributions, with or without a return of premium death benefit that is not reduced in amount proportionately in the event of distributions and (2) the actuarial present value of all the Contract's additional benefits is no more than 20% of the 12/31 Account Value, then the additional benefits are disregarded and the RMD calculation uses only the 12/31 Account Value. When we notify you of the RMD amount for a distribution calendar year, we will inform you if the calculation included the actuarial present value of additional benefits. Because of the above requirements, your initial or renewal election of an optional rider could cause your RMD amount to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional rider, you should consult with a qualified tax professional as to the possible effect of that rider on your yearly RMD amounts.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.

If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you might convert in the future to a Roth IRA (see "Roth Individual Retirement Arrangements"), then your initial or renewal election of an optional rider could cause your taxable income upon conversion to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional death benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider, you should consult with a qualified tax professional as to the meaning of "cash value."

Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code. See the applicable text of this Prospectus under the heading "Federal Tax Status" dealing with such Arrangements and their RMD requirements.. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Under "TAX CONSIDERATIONS", see "Pre-Distribution Taxation of Contracts", "Distributions and Withdrawals from Non-Qualified Contracts", "Withholding" and "Non-Qualified Contracts". You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 5.00% of Purchase Payments, and 1.00% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Special Guaranteed Interest Rates." During 2003, 2004, and 2005, approximately $0, $5,416, and $1,306, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts.

PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some Sub-Accounts.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Fund. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the annual Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the Money Market Sub-Account available for investment under the Contract), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the available Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, and Standard and Poor's Insurance Rating Services. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. The Standard and Poor's rating measures the ability of an insurance company to meet its obligations under insurance policies it issues. This rating does not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2005 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks.

They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2005 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
Sun Life Assurance Company of Canada (U.S.)
Advertising and Sales Literature
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Independent Registered Public Accounting Firm
Financial Statements

This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2006which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (888) 786-2435.

To:   Sun Life Assurance Company of Canada (U.S.)

       P.O. Box 9133

       Wellesley Hills, Massachusetts 02481

        Please send me a Statement of Additional Information for

        Futurity Focus II Variable and Fixed Annuity

        Sun Life of Canada (U.S.) Variable Account F.

Name

Address

City	State Zip

Telephone

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Contract Date is on March 12, the first Account Year is determined from the Contract Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

*ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the sole Annuitant. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant's death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant/Payee during the Income Phase.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for receiving annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there are Co-Participants of a Non-Qualified Contract, the surviving Co-Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY ("WE," "US," "SUN LIFE (U.S.)"): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

CONTRACT DATE: The date on which we issue your Contract. This is called the "Date of Coverage" in the Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in one lump sum.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This is also the term used to describe the total contribution made to the Contract minus the total withdrawals.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are 2 Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund or series of a Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

MARKET VALUE ADJUSTMENT

Fixed Account - Examples of the Market Value Adjustment ("MVA")

The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12) -1

These examples assume the following:
(1)	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

(2)	The date of surrender is 2 years from the Expiration Date (N = 24).

(3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.

(4)	The interest earned in the current Account Year is $674.16.

(5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .08)] ^ (24/12) - 1
=	(.981^ 2) -1
=	.963 -1
=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x (-.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .05)] ^ (24/12) - 1
=	(1.010^ 2) -1
=	1.019 -1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00
Cash Surrender Value*	=	$ 80,000.00
Purchase Payments	=	$ 100,000.00
The Basic Death Benefit would therefore be:		$ 100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00
Cash Surrender Value*	=	$ 60,000.00
Adjusted Purchase Payments**	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal divided by Account Value before withdrawal)

$100,000.00 x ($60,000.00 divided by $80,000.00)

APPENDIX D

CALCULATION OF EEB OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 135,000
Cash Surrender Value*	=	$ 135,000
Total of Adjusted Purchase Payments	=	$ 100,000
The Death Benefit Amount would therefore	=	$ 135,000

     plus

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
40% of the above amount	=	$ 14,000
Cap of 40% of Adjusted Purchase Payments	=	$ 40,000
The lesser of the above two amounts = the EEB amount	=	$ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $135,000 + $14,000 = $149,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 115,000
Cash Surrender Value*	=	$ 115,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$ 115,000

      plus

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 29,815
40% of the above amount	=	$ 11,926
Cap of 40% of Adjusted Purchase Payments	=	$ 34,074
The lesser of the above two amounts = the EEB amount	=	$ 11,926

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $115,000 + $11,926 = $126,926.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($115,000 / $135,000) = $85,185

APPENDIX E

CALCULATION OF DEATH BENEFIT WHEN EEB AND MAV AND 5% ROLL-UP RIDERS ARE SELECTED

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in Variable Accounts. No withdrawals are made. The Account Value at the Death Benefit Date is $135,000, the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000, and the Maximum Anniversary Value is $142,000. Assume death occurs in Account Year 7. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 135,000
Cash Surrender Value*	=	$ 135,000
Total of Adjusted Purchase Payments	=	$ 100,000
5% Premium Roll-up Value	=	$ 140,000
Maximum Anniversary Value	=	$ 142,000
The Death Benefit Amount would therefore	=	$ 142,000

                plus

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
40% of the above amount	=	$ 14,000
Cap of 40% of Adjusted Purchase Payments	=	$ 40,000
The lesser of the above two amounts = the EEB amount	=	$ 14,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB amount = $142,000 + $14,000 = $156,000.

* Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX F

CALCULATION OF EEB PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 135,000
Cash Surrender Value*	=	$ 135,000
Total of Adjusted Purchase Payments	=	$ 100,000
The Death Benefit Amount would therefore	=	$ 135,000

                plus

The EEB Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
40% of the above amount	=	$ 14,000
Cap of 100% of Adjusted Purchase Payments	=	$ 100,000
The lesser of the above two amounts = the EEB Plus amount	=	$ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Plus amount = $135,000 + $14,000 = $149,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G

CALCULATION OF EEB PLUS WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. Assume death occurs in Account Year 7. In addition, this Contract was issued prior to the owner's 70th birthday. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 135,000
Cash Surrender Value*	=	$ 135,000
Total of Adjusted Purchase Payments	=	$ 100,000
Maximum Anniversary Value	=	$ 140,000
The Death Benefit Amount would therefore	=	$ 140,000

               plus

The EEB Plus MAV amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	=	$ 40,000
40% of the above amount	=	$ 16,000
Cap of 100% of Adjusted Purchase Payments	=	$ 100,000
The lesser of the above two amounts = the EEB Plus MAV amount	=	$ 16,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Plus MAV amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H

CALCULATION OF EEB PLUS WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 135,000
Cash Surrender Value*	=	$ 135,000
Total of Adjusted Purchase Payments	=	$ 100,000
5% Premium Roll-up Value	=	$ 140,000
The Death Benefit Amount would therefore	=	$ 140,000

                plus

The EEB Plus 5% Roll-Up amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	=	$ 40,000
40% of the above amount	=	$ 16,000
Cap of 100% of Adjusted Purchase Payments	=	$ 100,000
The lesser of the above two amounts = the EEB Plus 5% Roll-Up amount	=	$ 16,000

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Plus 5% Roll-Up amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I

INVESTMENT OPTIONS AND EXPENSES FOR INITIAL CLASS SHARES

The MFS/Sun Life Series Trust Fund options shown in this prospectus are the "Service Class" shares of the Trust. The Service Class was first offered for sale on August 27, 2001. All Contracts purchased on or after that date are invested in the Service Class.

Each MFS/Sun Life Series Trust Fund also has an "Initial Class" of shares. All Contracts purchased before August 27, 2001, are invested in the "Initial Class." The following Initial Class Funds are available to owners of such Contracts:
Large-Cap Value Equity Funds	Small-Cap Growth Equity Funds
MFS/Sun Life Total Return Series	MFS/ Sun Life New Discovery Series
Large-Cap Blend Equity Funds	Large-Cap Value Sector Equity Funds
MFS/ Sun Life Massachusetts Investors Trust Series	MFS/ Sun Life Utilities Series
Large-Cap Growth Equity Funds	High Quality Intermediate-Term Bond Funds
MFS/ Sun Life Capital Appreciation Series	MFS/ Sun Life Government Securities Series
MFS/ Sun Life Emerging Growth Series	Low-Quality Intermediate-Term Bond Fund
MFS/ Sun Life Massachusetts Investors Growth	MFS/ Sun Life High Yield Series
Stock Series

The shares of the Initial Class have the same investment objectives, policies, and strategies as the shares of the Service Class. The only differences between the two classes are their expense ratios, which are 0.25% lower for the Initial Class shares.

APPENDIX J

CONDENSED FINANCIAL INFORMATION

The following information for FUTURITY FOCUS II should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown. Subsequent values are shown for each period, unless there was no balance or transaction for the last day of the period, in which case no value is shown for the end of that period or the beginning of the next period.

Fund	Price Level	Year	Accumulation Unit Value Beginning of Year	Accumulation Unit Value End of Year	Number of Accumulation Units End of Year Units

AIM V.I. Capital Appreciation	01	2005	5.828	6.270	0
AIM V.I. Capital Appreciation	01	2004	5.529	5.828	0
AIM V.I. Capital Appreciation	01	2003	4.319	5.529	0
AIM V.I. Capital Appreciation	01	2002	5.776	4.319	0
AIM V.I. Capital Appreciation	01	2001	7.617	5.776	0
AIM V.I. Capital Appreciation	01	2000	10.000	7.617	0

AIM V.I. Capital Appreciation	02	2005	5.788	6.218	0
AIM V.I. Capital Appreciation	02	2004	5.500	5.788	0
AIM V.I. Capital Appreciation	02	2003	4.303	5.500	0
AIM V.I. Capital Appreciation	02	2002	5.763	4.303	0
AIM V.I. Capital Appreciation	02	2001	7.611	5.763	0
AIM V.I. Capital Appreciation	02	2000	10.000	7.611	0

AIM V.I. Capital Appreciation	03	2005	5.762	6.184	32,829
AIM V.I. Capital Appreciation	03	2004	5.481	5.762	43,244
AIM V.I. Capital Appreciation	03	2003	4.292	5.481	60,640
AIM V.I. Capital Appreciation	03	2002	5.754	4.292	73,222
AIM V.I. Capital Appreciation	03	2001	7.608	5.754	80,755
AIM V.I. Capital Appreciation	03	2000	10.000	7.608	19,033

AIM V.I. Capital Appreciation	04	2005	5.723	6.133	12,477
AIM V.I. Capital Appreciation	04	2004	5.452	5.723	30,572
AIM V.I. Capital Appreciation	04	2003	4.276	5.452	43,256
AIM V.I. Capital Appreciation	04	2002	5.742	4.276	65,217
AIM V.I. Capital Appreciation	04	2001	7.603	5.742	62,558
AIM V.I. Capital Appreciation	04	2000	10.000	7.603	20,467

AIM V.I. Capital Appreciation	05	2005	5.697	6.099	14,906
AIM V.I. Capital Appreciation	05	2004	5.433	5.697	35,057
AIM V.I. Capital Appreciation	05	2003	4.265	5.433	38,958
AIM V.I. Capital Appreciation	05	2002	5.733	4.265	54,416
AIM V.I. Capital Appreciation	05	2001	7.599	5.733	75,174
AIM V.I. Capital Appreciation	05	2000	10.000	7.599	49,461

AIM V.I. Capital Appreciation	06	2005	5.659	6.048	4,965
AIM V.I. Capital Appreciation	06	2004	5.404	5.659	600
AIM V.I. Capital Appreciation	06	2003	4.249	5.404	603
AIM V.I. Capital Appreciation	06	2002	5.720	4.249	9,785
AIM V.I. Capital Appreciation	06	2001	7.594	5.720	22,438
AIM V.I. Capital Appreciation	06	2000	10.000	7.594	651

AIM V.I. Core Equity Fund	01	2005	6.627	6.899	0
AIM V.I. Core Equity Fund	01	2004	6.153	6.627	0
AIM V.I. Core Equity Fund	01	2003	5.003	6.153	0
AIM V.I. Core Equity Fund	01	2002	5.995	5.003	0
AIM V.I. Core Equity Fund	01	2001	7.860	5.995	0
AIM V.I. Core Equity Fund	01	2000	10.000	7.860	0

AIM V.I. Core Equity Fund	02	2005	6.583	6.842	0
AIM V.I. Core Equity Fund	02	2004	6.121	6.583	0
AIM V.I. Core Equity Fund	02	2003	4.984	6.121	0
AIM V.I. Core Equity Fund	02	2002	5.982	4.984	0
AIM V.I. Core Equity Fund	02	2001	7.855	5.982	0
AIM V.I. Core Equity Fund	02	2000	10.000	7.855	0

AIM V.I. Core Equity Fund	03	2005	6.553	6.805	49,220
AIM V.I. Core Equity Fund	03	2004	6.099	6.553	58,942
AIM V.I. Core Equity Fund	03	2003	4.972	6.099	79,779
AIM V.I. Core Equity Fund	03	2002	5.973	4.972	85,480
AIM V.I. Core Equity Fund	03	2001	7.851	5.973	88,603
AIM V.I. Core Equity Fund	03	2000	10.000	7.851	34,921

AIM V.I. Core Equity Fund	04	2005	6.509	6.748	22,432
AIM V.I. Core Equity Fund	04	2004	6.067	6.509	33,686
AIM V.I. Core Equity Fund	04	2003	4.953	6.067	39,741
AIM V.I. Core Equity Fund	04	2002	5.960	4.953	48,692
AIM V.I. Core Equity Fund	04	2001	7.846	5.960	66,244
AIM V.I. Core Equity Fund	04	2000	10.000	7.846	21,067

AIM V.I. Core Equity Fund	05	2005	6.479	6.711	25,705
AIM V.I. Core Equity Fund	05	2004	6.046	6.479	34,121
AIM V.I. Core Equity Fund	05	2003	4.941	6.046	38,544
AIM V.I. Core Equity Fund	05	2002	5.951	4.941	48,520
AIM V.I. Core Equity Fund	05	2001	7.842	5.951	70,300
AIM V.I. Core Equity Fund	05	2000	10.000	7.842	19,046

AIM V.I. Core Equity Fund	06	2005	6.435	6.655	0
AIM V.I. Core Equity Fund	06	2004	6.014	6.435	620
AIM V.I. Core Equity Fund	06	2003	4.922	6.014	2,273
AIM V.I. Core Equity Fund	06	2002	5.938	4.922	4,894
AIM V.I. Core Equity Fund	06	2001	7.837	5.938	15,992
AIM V.I. Core Equity Fund	06	2000	10.000	7.837	0

AIM V.I. Dynamics Fund	01	2005	8.302	9.086	0
AIM V.I. Dynamics Fund	01	2004	7.410	8.302	0
AIM V.I. Dynamics Fund	01	2003	5.439	7.410	0
AIM V.I. Dynamics Fund	01	2002	8.080	5.439	0
AIM V.I. Dynamics Fund	01	2001	10.000	8.080	0

AIM V.I. Dynamics Fund	02	2005	8.256	9.022	0
AIM V.I. Dynamics Fund	02	2004	7.380	8.256	0
AIM V.I. Dynamics Fund	02	2003	5.425	7.380	0
AIM V.I. Dynamics Fund	02	2002	8.072	5.425	0
AIM V.I. Dynamics Fund	02	2001	10.000	8.072	0

AIM V.I. Dynamics Fund	03	2005	8.225	8.980	1,452
AIM V.I. Dynamics Fund	03	2004	7.360	8.225	2,063
AIM V.I. Dynamics Fund	03	2003	5.416	7.360	1,927
AIM V.I. Dynamics Fund	03	2002	8.066	5.416	2,023
AIM V.I. Dynamics Fund	03	2001	10.000	8.066	1,092

AIM V.I. Dynamics Fund	04	2005	8.179	8.916	1,094
AIM V.I. Dynamics Fund	04	2004	7.330	8.179	402
AIM V.I. Dynamics Fund	04	2003	5.402	7.330	403
AIM V.I. Dynamics Fund	04	2002	8.058	5.402	404
AIM V.I. Dynamics Fund	04	2001	10.000	8.058	534

AIM V.I. Dynamics Fund	05	2005	8.149	8.874	3,188
AIM V.I. Dynamics Fund	05	2004	7.311	8.149	3,377
AIM V.I. Dynamics Fund	05	2003	5.393	7.311	4,477
AIM V.I. Dynamics Fund	05	2002	8.052	5.393	2,642
AIM V.I. Dynamics Fund	05	2001	10.000	8.052	10,117

AIM V.I. Dynamics Fund	06	2005	8.103	8.811	409
AIM V.I. Dynamics Fund	06	2004	7.281	8.103	447
AIM V.I. Dynamics Fund	06	2003	5.379	7.281	488
AIM V.I. Dynamics Fund	06	2002	8.044	5.379	562
AIM V.I. Dynamics Fund	06	2001	10.000	8.044	0

AIM V.I. Growth	01	2005	4.331	4.601	0
AIM V.I. Growth	01	2004	4.048	4.331	0
AIM V.I. Growth	01	2003	3.120	4.048	0
AIM V.I. Growth	01	2002	4.573	3.120	0
AIM V.I. Growth	01	2001	6.998	4.573	0
AIM V.I. Growth	01	2000	10.000	6.998	0

AIM V.I. Growth	02	2005	4.301	4.563	0
AIM V.I. Growth	02	2004	4.027	4.301	0
AIM V.I. Growth	02	2003	3.109	4.027	0
AIM V.I. Growth	02	2002	4.563	3.109	0
AIM V.I. Growth	02	2001	6.993	4.563	0
AIM V.I. Growth	02	2000	10.000	6.993	0

AIM V.I. Growth	03	2005	4.282	4.538	48,529
AIM V.I. Growth	03	2004	4.013	4.282	63,679
AIM V.I. Growth	03	2003	3.101	4.013	76,659
AIM V.I. Growth	03	2002	4.556	3.101	84,542
AIM V.I. Growth	03	2001	6.990	4.556	77,656
AIM V.I. Growth	03	2000	10.000	6.990	23,682

AIM V.I. Growth	04	2005	4.253	4.500	43,020
AIM V.I. Growth	04	2004	3.992	4.253	71,840
AIM V.I. Growth	04	2003	3.089	3.992	86,424
AIM V.I. Growth	04	2002	4.546	3.089	100,560
AIM V.I. Growth	04	2001	6.985	4.546	99,329
AIM V.I. Growth	04	2000	10.000	6.985	39,136

AIM V.I. Growth	05	2005	4.234	4.476	81,600
AIM V.I. Growth	05	2004	3.978	4.234	106,446
AIM V.I. Growth	05	2003	3.082	3.978	115,406
AIM V.I. Growth	05	2002	4.539	3.082	146,031
AIM V.I. Growth	05	2001	6.982	4.539	89,100
AIM V.I. Growth	05	2000	10.000	6.982	30,284

AIM V.I. Growth	06	2005	4.205	4.438	4,109
AIM V.I. Growth	06	2004	3.957	4.205	7,081
AIM V.I. Growth	06	2003	3.070	3.957	7,156
AIM V.I. Growth	06	2002	4.529	3.070	11,235
AIM V.I. Growth	06	2001	6.977	4.529	6,310
AIM V.I. Growth	06	2000	10.000	6.977	2,647

AIM V.I. International Growth Fund	01	2005	7.727	9.008	24,298
AIM V.I. International Growth Fund	01	2004	6.304	7.727	25,765
AIM V.I. International Growth Fund	01	2003	4.941	6.304	27,213
AIM V.I. International Growth Fund	01	2002	5.928	4.941	27,186
AIM V.I. International Growth Fund	01	2001	7.843	5.928	0
AIM V.I. International Growth Fund	01	2000	10.000	7.843	0

AIM V.I. International Growth Fund	02	2005	7.675	8.934	0
AIM V.I. International Growth Fund	02	2004	6.271	7.675	0
AIM V.I. International Growth Fund	02	2003	4.923	6.271	0
AIM V.I. International Growth Fund	02	2002	5.915	4.923	0
AIM V.I. International Growth Fund	02	2001	7.838	5.915	0
AIM V.I. International Growth Fund	02	2000	10.000	7.838	0

AIM V.I. International Growth Fund	03	2005	7.641	8.885	21,688
AIM V.I. International Growth Fund	03	2004	6.249	7.641	31,531
AIM V.I. International Growth Fund	03	2003	4.911	6.249	35,971
AIM V.I. International Growth Fund	03	2002	5.906	4.911	43,076
AIM V.I. International Growth Fund	03	2001	7.834	5.906	135,117
AIM V.I. International Growth Fund	03	2000	10.000	7.834	35,001

AIM V.I. International Growth Fund	04	2005	7.589	8.811	29,761
AIM V.I. International Growth Fund	04	2004	6.216	7.589	43,770
AIM V.I. International Growth Fund	04	2003	4.892	6.216	44,491
AIM V.I. International Growth Fund	04	2002	5.893	4.892	68,378
AIM V.I. International Growth Fund	04	2001	7.829	5.893	223,459
AIM V.I. International Growth Fund	04	2000	10.000	7.829	39,366

AIM V.I. International Growth Fund	05	2005	7.555	8.762	38,772
AIM V.I. International Growth Fund	05	2004	6.195	7.555	36,930
AIM V.I. International Growth Fund	05	2003	4.880	6.195	41,085
AIM V.I. International Growth Fund	05	2002	5.884	4.880	60,861
AIM V.I. International Growth Fund	05	2001	7.825	5.884	105,820
AIM V.I. International Growth Fund	05	2000	10.000	7.825	33,055

AIM V.I. International Growth Fund	06	2005	7.503	8.690	15,317
AIM V.I. International Growth Fund	06	2004	6.162	7.503	16,605
AIM V.I. International Growth Fund	06	2003	4.862	6.162	17,689
AIM V.I. International Growth Fund	06	2002	5.871	4.862	20,464
AIM V.I. International Growth Fund	06	2001	7.820	5.871	10,194
AIM V.I. International Growth Fund	06	2000	10.000	7.820	962

AIM V.I. Premier Equity	01	2005	7.900	8.251	0
AIM V.I. Premier Equity	01	2004	7.556	7.900	0
AIM V.I. Premier Equity	01	2003	6.111	7.556	0
AIM V.I. Premier Equity	01	2002	8.865	6.111	0
AIM V.I. Premier Equity	01	2001	10.000	8.865	12,556

AIM V.I. Premier Equity	02	2005	7.856	8.193	0
AIM V.I. Premier Equity	02	2004	7.525	7.856	0
AIM V.I. Premier Equity	02	2003	6.096	7.525	0
AIM V.I. Premier Equity	02	2002	8.856	6.096	0
AIM V.I. Premier Equity	02	2001	10.000	8.856	0

AIM V.I. Premier Equity	03	2005	7.827	8.154	3,440
AIM V.I. Premier Equity	03	2004	7.505	7.827	7,894
AIM V.I. Premier Equity	03	2003	6.085	7.505	17,786
AIM V.I. Premier Equity	03	2002	8.850	6.085	22,915
AIM V.I. Premier Equity	03	2001	10.000	8.850	20,398

AIM V.I. Premier Equity	04	2005	7.783	8.096	14,382
AIM V.I. Premier Equity	04	2004	7.474	7.783	14,417
AIM V.I. Premier Equity	04	2003	6.070	7.474	4,022
AIM V.I. Premier Equity	04	2002	8.841	6.070	4,347
AIM V.I. Premier Equity	04	2001	10.000	8.841	4,960

AIM V.I. Premier Equity	05	2005	7.754	8.058	2,770
AIM V.I. Premier Equity	05	2004	7.454	7.754	14,681
AIM V.I. Premier Equity	05	2003	6.059	7.454	22,838
AIM V.I. Premier Equity	05	2002	8.835	6.059	16,006
AIM V.I. Premier Equity	05	2001	10.000	8.835	7,542

AIM V.I. Premier Equity	06	2005	7.711	8.001	5,128
AIM V.I. Premier Equity	06	2004	7.424	7.711	5,580
AIM V.I. Premier Equity	06	2003	6.044	7.424	15,399
AIM V.I. Premier Equity	06	2002	8.825	6.044	22,544
AIM V.I. Premier Equity	06	2001	10.000	8.825	15,557

AIM V.I. Small Company Growth Fund	01	2005	8.951	9.308	8,114
AIM V.I. Small Company Growth Fund	01	2004	7.950	8.951	7,737
AIM V.I. Small Company Growth Fund	01	2003	6.028	7.950	0
AIM V.I. Small Company Growth Fund	01	2002	8.852	6.028	0
AIM V.I. Small Company Growth Fund	01	2001	10.000	8.852	0

AIM V.I. Small Company Growth Fund	02	2005	8.901	9.242	0
AIM V.I. Small Company Growth Fund	02	2004	7.918	8.901	0
AIM V.I. Small Company Growth Fund	02	2003	6.012	7.918	0
AIM V.I. Small Company Growth Fund	02	2002	8.843	6.012	0
AIM V.I. Small Company Growth Fund	02	2001	10.000	8.843	0

AIM V.I. Small Company Growth Fund	03	2005	8.868	9.198	12,423
AIM V.I. Small Company Growth Fund	03	2004	7.897	8.868	13,374
AIM V.I. Small Company Growth Fund	03	2003	6.002	7.897	16,184
AIM V.I. Small Company Growth Fund	03	2002	8.837	6.002	14,321
AIM V.I. Small Company Growth Fund	03	2001	10.000	8.837	12,335

AIM V.I. Small Company Growth Fund	04	2005	8.818	9.133	6,908
AIM V.I. Small Company Growth Fund	04	2004	7.865	8.818	9,119
AIM V.I. Small Company Growth Fund	04	2003	5.987	7.865	6,152
AIM V.I. Small Company Growth Fund	04	2002	8.828	5.987	3,317
AIM V.I. Small Company Growth Fund	04	2001	10.000	8.828	2,804

AIM V.I. Small Company Growth Fund	05	2005	8.786	9.090	4,207
AIM V.I. Small Company Growth Fund	05	2004	7.844	8.786	3,437
AIM V.I. Small Company Growth Fund	05	2003	5.977	7.844	3,539
AIM V.I. Small Company Growth Fund	05	2002	8.822	5.977	3,540
AIM V.I. Small Company Growth Fund	05	2001	10.000	8.822	3,111

AIM V.I. Small Company Growth Fund	06	2005	8.737	9.025	3,216
AIM V.I. Small Company Growth Fund	06	2004	7.812	8.737	853
AIM V.I. Small Company Growth Fund	06	2003	5.962	7.812	858
AIM V.I. Small Company Growth Fund	06	2002	8.813	5.962	914
AIM V.I. Small Company Growth Fund	06	2001	10.000	8.813	608

Alger Amercian Growth	01	2005	6.241	6.912	8,292
Alger Amercian Growth	01	2004	5.985	6.241	8,292
Alger Amercian Growth	01	2003	4.479	5.985	8,292
Alger Amercian Growth	01	2002	6.762	4.479	8,292
Alger Amercian Growth	01	2001	7.758	6.762	0
Alger Amercian Growth	01	2000	10.000	7.758	0

Alger Amercian Growth	02	2005	6.199	6.855	0
Alger Amercian Growth	02	2004	5.953	6.199	0
Alger Amercian Growth	02	2003	4.462	5.953	0
Alger Amercian Growth	02	2002	6.747	4.462	0
Alger Amercian Growth	02	2001	7.753	6.747	0
Alger Amercian Growth	02	2000	10.000	7.753	0

Alger Amercian Growth	03	2005	6.171	6.817	45,115
Alger Amercian Growth	03	2004	5.932	6.171	49,444
Alger Amercian Growth	03	2003	4.451	5.932	62,429
Alger Amercian Growth	03	2002	6.737	4.451	71,808
Alger Amercian Growth	03	2001	7.749	6.737	93,640
Alger Amercian Growth	03	2000	10.000	7.749	4,172

Alger Amercian Growth	04	2005	6.129	6.760	6,003
Alger Amercian Growth	04	2004	5.901	6.129	9,886
Alger Amercian Growth	04	2003	4.435	5.901	15,179
Alger Amercian Growth	04	2002	6.723	4.435	16,310
Alger Amercian Growth	04	2001	7.744	6.723	22,845
Alger Amercian Growth	04	2000	10.000	7.744	7,657

Alger Amercian Growth	05	2005	6.101	6.723	17,637
Alger Amercian Growth	05	2004	5.880	6.101	22,207
Alger Amercian Growth	05	2003	4.424	5.880	27,288
Alger Amercian Growth	05	2002	6.713	4.424	30,214
Alger Amercian Growth	05	2001	7.741	6.713	51,587
Alger Amercian Growth	05	2000	10.000	7.741	16,582

Alger Amercian Growth	06	2005	6.060	6.667	8,128
Alger Amercian Growth	06	2004	5.850	6.060	10,336
Alger Amercian Growth	06	2003	4.407	5.850	14,583
Alger Amercian Growth	06	2002	6.698	4.407	32,641
Alger Amercian Growth	06	2001	7.735	6.698	30,121
Alger Amercian Growth	06	2000	10.000	7.735	1,264

Alger Amercian Income & Growth	01	2005	7.019	7.177	0
Alger Amercian Income & Growth	01	2004	6.584	7.019	0
Alger Amercian Income & Growth	01	2003	5.130	6.584	0
Alger Amercian Income & Growth	01	2002	7.533	5.130	0
Alger Amercian Income & Growth	01	2001	8.895	7.533	12,421
Alger Amercian Income & Growth	01	2000	10.000	8.895	0

Alger Amercian Income & Growth	02	2005	6.972	7.118	0
Alger Amercian Income & Growth	02	2004	6.550	6.972	0
Alger Amercian Income & Growth	02	2003	5.111	6.550	0
Alger Amercian Income & Growth	02	2002	7.516	5.111	0
Alger Amercian Income & Growth	02	2001	8.889	7.516	0
Alger Amercian Income & Growth	02	2000	10.000	8.889	0

Alger Amercian Income & Growth	03	2005	6.940	7.079	35,204
Alger Amercian Income & Growth	03	2004	6.527	6.940	41,175
Alger Amercian Income & Growth	03	2003	5.098	6.527	54,478
Alger Amercian Income & Growth	03	2002	7.505	5.098	70,538
Alger Amercian Income & Growth	03	2001	8.885	7.505	60,765
Alger Amercian Income & Growth	03	2000	10.000	8.885	43,701

Alger Amercian Income & Growth	04	2005	6.893	7.020	2,160
Alger Amercian Income & Growth	04	2004	6.493	6.893	6,259
Alger Amercian Income & Growth	04	2003	5.079	6.493	15,950
Alger Amercian Income & Growth	04	2002	7.488	5.079	24,513
Alger Amercian Income & Growth	04	2001	8.878	7.488	69,424
Alger Amercian Income & Growth	04	2000	10.000	8.878	23,272

Alger Amercian Income & Growth	05	2005	6.862	6.981	14,277
Alger Amercian Income & Growth	05	2004	6.470	6.862	15,080
Alger Amercian Income & Growth	05	2003	5.067	6.470	18,489
Alger Amercian Income & Growth	05	2002	7.477	5.067	23,122
Alger Amercian Income & Growth	05	2001	8.874	7.477	44,664
Alger Amercian Income & Growth	05	2000	10.000	8.874	12,709

Alger Amercian Income & Growth	06	2005	6.815	6.923	10,189
Alger Amercian Income & Growth	06	2004	6.436	6.815	11,732
Alger Amercian Income & Growth	06	2003	5.048	6.436	11,446
Alger Amercian Income & Growth	06	2002	7.460	5.048	25,256
Alger Amercian Income & Growth	06	2001	8.868	7.460	34,299
Alger Amercian Income & Growth	06	2000	10.000	8.868	284

Alger Amercian Small Capitalization	01	2005	5.748	6.641	0
Alger Amercian Small Capitalization	01	2004	4.988	5.748	0
Alger Amercian Small Capitalization	01	2003	3.545	4.988	0
Alger Amercian Small Capitalization	01	2002	4.861	3.545	0
Alger Amercian Small Capitalization	01	2001	6.977	4.861	9,522
Alger Amercian Small Capitalization	01	2000	10.000	6.977	0

Alger Amercian Small Capitalization	02	2005	5.709	6.586	0
Alger Amercian Small Capitalization	02	2004	4.962	5.709	0
Alger Amercian Small Capitalization	02	2003	3.532	4.962	0
Alger Amercian Small Capitalization	02	2002	4.850	3.532	0
Alger Amercian Small Capitalization	02	2001	6.973	4.850	0
Alger Amercian Small Capitalization	02	2000	10.000	6.973	0

Alger Amercian Small Capitalization	03	2005	5.683	6.550	2,799
Alger Amercian Small Capitalization	03	2004	4.945	5.683	3,297
Alger Amercian Small Capitalization	03	2003	3.523	4.945	6,348
Alger Amercian Small Capitalization	03	2002	4.843	3.523	11,886
Alger Amercian Small Capitalization	03	2001	6.969	4.843	16,454
Alger Amercian Small Capitalization	03	2000	10.000	6.969	639

Alger Amercian Small Capitalization	04	2005	5.645	6.495	0
Alger Amercian Small Capitalization	04	2004	4.919	5.645	0
Alger Amercian Small Capitalization	04	2003	3.510	4.919	5,094
Alger Amercian Small Capitalization	04	2002	4.832	3.510	7,014
Alger Amercian Small Capitalization	04	2001	6.964	4.832	7,261
Alger Amercian Small Capitalization	04	2000	10.000	6.964	4,184

Alger Amercian Small Capitalization	05	2005	5.619	6.460	4,414
Alger Amercian Small Capitalization	05	2004	4.901	5.619	7,718
Alger Amercian Small Capitalization	05	2003	3.501	4.901	7,997
Alger Amercian Small Capitalization	05	2002	4.825	3.501	9,233
Alger Amercian Small Capitalization	05	2001	6.961	4.825	13,641
Alger Amercian Small Capitalization	05	2000	10.000	6.961	5,985

Alger Amercian Small Capitalization	06	2005	5.581	6.406	672
Alger Amercian Small Capitalization	06	2004	4.876	5.581	674
Alger Amercian Small Capitalization	06	2003	3.488	4.876	929
Alger Amercian Small Capitalization	06	2002	4.814	3.488	1,098
Alger Amercian Small Capitalization	06	2001	6.956	4.814	0
Alger Amercian Small Capitalization	06	2000	10.000	6.956	0

Alliance Bernstein Global Technology Portfolio	01	2005	6.867	7.036	7,173
Alliance Bernstein Global Technology Portfolio	01	2004	6.611	6.867	6,879
Alliance Bernstein Global Technology Portfolio	01	2003	4.651	6.611	6,730
Alliance Bernstein Global Technology Portfolio	01	2002	8.085	4.651	7,882
Alliance Bernstein Global Technology Portfolio	01	2001	10.000	8.085	0

Alliance Bernstein Global Technology Portfolio	02	2005	6.829	6.986	0
Alliance Bernstein Global Technology Portfolio	02	2004	6.584	6.829	0
Alliance Bernstein Global Technology Portfolio	02	2003	4.639	6.584	0
Alliance Bernstein Global Technology Portfolio	02	2002	8.077	4.639	0
Alliance Bernstein Global Technology Portfolio	02	2001	10.000	8.077	0

Alliance Bernstein Global Technology Portfolio	03	2005	6.803	6.953	1,232
Alliance Bernstein Global Technology Portfolio	03	2004	6.566	6.803	1,234
Alliance Bernstein Global Technology Portfolio	03	2003	4.631	6.566	2,412
Alliance Bernstein Global Technology Portfolio	03	2002	8.072	4.631	5,090
Alliance Bernstein Global Technology Portfolio	03	2001	10.000	8.072	11,035

Alliance Bernstein Global Technology Portfolio	04	2005	6.765	6.904	10,722
Alliance Bernstein Global Technology Portfolio	04	2004	6.539	6.765	16,730
Alliance Bernstein Global Technology Portfolio	04	2003	4.619	6.539	19,756
Alliance Bernstein Global Technology Portfolio	04	2002	8.064	4.619	20,703
Alliance Bernstein Global Technology Portfolio	04	2001	10.000	8.064	11,277

Alliance Bernstein Global Technology Portfolio	05	2005	6.740	6.871	1,044
Alliance Bernstein Global Technology Portfolio	05	2004	6.522	6.740	2,170
Alliance Bernstein Global Technology Portfolio	05	2003	4.612	6.522	4,775
Alliance Bernstein Global Technology Portfolio	05	2002	8.058	4.612	7,069
Alliance Bernstein Global Technology Portfolio	05	2001	10.000	8.058	6,525

Alliance Bernstein Global Technology Portfolio	06	2005	6.702	6.822	2,449
Alliance Bernstein Global Technology Portfolio	06	2004	6.495	6.702	2,494
Alliance Bernstein Global Technology Portfolio	06	2003	4.600	6.495	2,987
Alliance Bernstein Global Technology Portfolio	06	2002	8.050	4.600	3,075
Alliance Bernstein Global Technology Portfolio	06	2001	10.000	8.050	1,155

Alliance Bernstein Large Cap Growth Portfolio	01	2005	7.648	8.683	0
Alliance Bernstein Large Cap Growth Portfolio	01	2004	7.142	7.648	0
Alliance Bernstein Large Cap Growth Portfolio	01	2003	5.856	7.142	0
Alliance Bernstein Large Cap Growth Portfolio	01	2002	8.567	5.856	0
Alliance Bernstein Large Cap Growth Portfolio	01	2001	10.000	8.567	14,108

Alliance Bernstein Large Cap Growth Portfolio	02	2005	7.606	8.622	0
Alliance Bernstein Large Cap Growth Portfolio	02	2004	7.113	7.606	0
Alliance Bernstein Large Cap Growth Portfolio	02	2003	5.841	7.113	0
Alliance Bernstein Large Cap Growth Portfolio	02	2002	8.558	5.841	0
Alliance Bernstein Large Cap Growth Portfolio	02	2001	10.000	8.558	0

Alliance Bernstein Large Cap Growth Portfolio	03	2005	7.578	8.581	19,778
Alliance Bernstein Large Cap Growth Portfolio	03	2004	7.094	7.578	19,813
Alliance Bernstein Large Cap Growth Portfolio	03	2003	5.832	7.094	23,020
Alliance Bernstein Large Cap Growth Portfolio	03	2002	8.552	5.832	23,362
Alliance Bernstein Large Cap Growth Portfolio	03	2001	10.000	8.552	13,422

Alliance Bernstein Large Cap Growth Portfolio	04	2005	7.535	8.520	14,743
Alliance Bernstein Large Cap Growth Portfolio	04	2004	7.065	7.535	17,566
Alliance Bernstein Large Cap Growth Portfolio	04	2003	5.817	7.065	16,218
Alliance Bernstein Large Cap Growth Portfolio	04	2002	8.543	5.817	15,753
Alliance Bernstein Large Cap Growth Portfolio	04	2001	10.000	8.543	10,054

Alliance Bernstein Large Cap Growth Portfolio	05	2005	7.507	8.480	29,117
Alliance Bernstein Large Cap Growth Portfolio	05	2004	7.046	7.507	37,944
Alliance Bernstein Large Cap Growth Portfolio	05	2003	5.807	7.046	40,497
Alliance Bernstein Large Cap Growth Portfolio	05	2002	8.537	5.807	30,642
Alliance Bernstein Large Cap Growth Portfolio	05	2001	10.000	8.537	13,210

Alliance Bernstein Large Cap Growth Portfolio	06	2005	7.465	8.420	17,553
Alliance Bernstein Large Cap Growth Portfolio	06	2004	7.017	7.465	26,348
Alliance Bernstein Large Cap Growth Portfolio	06	2003	5.792	7.017	34,910
Alliance Bernstein Large Cap Growth Portfolio	06	2002	8.529	5.792	30,303
Alliance Bernstein Large Cap Growth Portfolio	06	2001	10.000	8.529	15,159

Alliance Bernstein VP Growth and Income Portfolio	01	2005	10.237	10.585	30,211
Alliance Bernstein VP Growth and Income Portfolio	01	2004	9.312	10.237	28,456
Alliance Bernstein VP Growth and Income Portfolio	01	2003	7.126	9.312	47,292
Alliance Bernstein VP Growth and Income Portfolio	01	2002	9.274	7.126	6,799
Alliance Bernstein VP Growth and Income Portfolio	01	2001	10.000	9.274	0

Alliance Bernstein VP Growth and Income Portfolio	02	2005	10.180	10.510	0
Alliance Bernstein VP Growth and Income Portfolio	02	2004	9.274	10.180	0
Alliance Bernstein VP Growth and Income Portfolio	02	2003	7.108	9.274	0
Alliance Bernstein VP Growth and Income Portfolio	02	2002	9.265	7.108	0
Alliance Bernstein VP Growth and Income Portfolio	02	2001	10.000	9.265	0

Alliance Bernstein VP Growth and Income Portfolio	03	2005	10.142	10.460	57,047
Alliance Bernstein VP Growth and Income Portfolio	03	2004	9.249	10.142	50,730
Alliance Bernstein VP Growth and Income Portfolio	03	2003	7.096	9.249	53,019
Alliance Bernstein VP Growth and Income Portfolio	03	2002	9.259	7.096	71,952
Alliance Bernstein VP Growth and Income Portfolio	03	2001	10.000	9.259	30,309

Alliance Bernstein VP Growth and Income Portfolio	04	2005	10.086	10.386	50,955
Alliance Bernstein VP Growth and Income Portfolio	04	2004	9.211	10.086	52,532
Alliance Bernstein VP Growth and Income Portfolio	04	2003	7.078	9.211	49,572
Alliance Bernstein VP Growth and Income Portfolio	04	2002	9.249	7.078	44,430
Alliance Bernstein VP Growth and Income Portfolio	04	2001	10.000	9.249	22,803

Alliance Bernstein VP Growth and Income Portfolio	05	2005	10.048	10.337	58,110
Alliance Bernstein VP Growth and Income Portfolio	05	2004	9.186	10.048	79,871
Alliance Bernstein VP Growth and Income Portfolio	05	2003	7.066	9.186	91,745
Alliance Bernstein VP Growth and Income Portfolio	05	2002	9.243	7.066	68,237
Alliance Bernstein VP Growth and Income Portfolio	05	2001	10.000	9.243	40,619

Alliance Bernstein VP Growth and Income Portfolio	06	2005	9.992	10.264	39,753
Alliance Bernstein VP Growth and Income Portfolio	06	2004	9.149	9.992	44,021
Alliance Bernstein VP Growth and Income Portfolio	06	2003	7.048	9.149	45,681
Alliance Bernstein VP Growth and Income Portfolio	06	2002	9.233	7.048	49,778
Alliance Bernstein VP Growth and Income Portfolio	06	2001	10.000	9.233	35,567

Alliance Bernstein VP Small Cap Growth Portfolio	01	2005	10.511	10.896	6,193
Alliance Bernstein VP Small Cap Growth Portfolio	01	2004	9.297	10.511	5,750
Alliance Bernstein VP Small Cap Growth Portfolio	01	2003	6.326	9.297	10,557
Alliance Bernstein VP Small Cap Growth Portfolio	01	2002	9.420	6.326	0
Alliance Bernstein VP Small Cap Growth Portfolio	01	2001	10.000	9.420	0

Alliance Bernstein VP Small Cap Growth Portfolio	02	2005	10.453	10.819	0
Alliance Bernstein VP Small Cap Growth Portfolio	02	2004	9.259	10.453	0
Alliance Bernstein VP Small Cap Growth Portfolio	02	2003	6.310	9.259	0
Alliance Bernstein VP Small Cap Growth Portfolio	02	2002	9.410	6.310	0
Alliance Bernstein VP Small Cap Growth Portfolio	02	2001	10.000	9.410	0

Alliance Bernstein VP Small Cap Growth Portfolio	03	2005	10.414	10.767	0
Alliance Bernstein VP Small Cap Growth Portfolio	03	2004	9.234	10.414	0
Alliance Bernstein VP Small Cap Growth Portfolio	03	2003	6.299	9.234	2,935
Alliance Bernstein VP Small Cap Growth Portfolio	03	2002	9.404	6.299	0
Alliance Bernstein VP Small Cap Growth Portfolio	03	2001	10.000	9.404	0

Alliance Bernstein VP Small Cap Growth Portfolio	04	2005	10.356	10.691	3,038
Alliance Bernstein VP Small Cap Growth Portfolio	04	2004	9.197	10.356	3,376
Alliance Bernstein VP Small Cap Growth Portfolio	04	2003	6.283	9.197	4,317
Alliance Bernstein VP Small Cap Growth Portfolio	04	2002	9.394	6.283	1,875
Alliance Bernstein VP Small Cap Growth Portfolio	04	2001	10.000	9.394	1,896

Alliance Bernstein VP Small Cap Growth Portfolio	05	2005	10.317	10.641	1,011
Alliance Bernstein VP Small Cap Growth Portfolio	05	2004	9.172	10.317	966
Alliance Bernstein VP Small Cap Growth Portfolio	05	2003	6.272	9.172	2,143
Alliance Bernstein VP Small Cap Growth Portfolio	05	2002	9.388	6.272	0
Alliance Bernstein VP Small Cap Growth Portfolio	05	2001	10.000	9.388	0

Alliance Bernstein VP Small Cap Growth Portfolio	06	2005	10.260	10.565	384
Alliance Bernstein VP Small Cap Growth Portfolio	06	2004	9.134	10.260	863
Alliance Bernstein VP Small Cap Growth Portfolio	06	2003	6.256	9.134	866
Alliance Bernstein VP Small Cap Growth Portfolio	06	2002	9.378	6.256	6,484
Alliance Bernstein VP Small Cap Growth Portfolio	06	2001	10.000	9.378	340

Alliance Bernstein VP Worldwide Privatization Portfolio	01	2005	14.038	16.729	0
Alliance Bernstein VP Worldwide Privatization Portfolio	01	2004	11.456	14.038	0
Alliance Bernstein VP Worldwide Privatization Portfolio	01	2003	8.100	11.456	0
Alliance Bernstein VP Worldwide Privatization Portfolio	01	2002	8.559	8.100	13,331
Alliance Bernstein VP Worldwide Privatization Portfolio	01	2001	10.000	8.559	0

Alliance Bernstein VP Worldwide Privatization Portfolio	02	2005	13.960	16.611	0
Alliance Bernstein VP Worldwide Privatization Portfolio	02	2004	11.409	13.960	0
Alliance Bernstein VP Worldwide Privatization Portfolio	02	2003	8.080	11.409	0
Alliance Bernstein VP Worldwide Privatization Portfolio	02	2002	8.550	8.080	0
Alliance Bernstein VP Worldwide Privatization Portfolio	02	2001	10.000	8.550	0

Alliance Bernstein VP Worldwide Privatization Portfolio	03	2005	13.908	16.533	12,188
Alliance Bernstein VP Worldwide Privatization Portfolio	03	2004	11.378	13.908	12,224
Alliance Bernstein VP Worldwide Privatization Portfolio	03	2003	8.066	11.378	5,425
Alliance Bernstein VP Worldwide Privatization Portfolio	03	2002	8.545	8.066	11,351
Alliance Bernstein VP Worldwide Privatization Portfolio	03	2001	10.000	8.545	1,432

Alliance Bernstein VP Worldwide Privatization Portfolio	04	2005	13.831	16.416	2,921
Alliance Bernstein VP Worldwide Privatization Portfolio	04	2004	11.332	13.831	531
Alliance Bernstein VP Worldwide Privatization Portfolio	04	2003	8.045	11.332	998
Alliance Bernstein VP Worldwide Privatization Portfolio	04	2002	8.536	8.045	1,277
Alliance Bernstein VP Worldwide Privatization Portfolio	04	2001	10.000	8.536	0

Alliance Bernstein VP Worldwide Privatization Portfolio	05	2005	13.779	16.338	10,285
Alliance Bernstein VP Worldwide Privatization Portfolio	05	2004	11.302	13.779	6,888
Alliance Bernstein VP Worldwide Privatization Portfolio	05	2003	8.032	11.302	2,817
Alliance Bernstein VP Worldwide Privatization Portfolio	05	2002	8.530	8.032	2,982
Alliance Bernstein VP Worldwide Privatization Portfolio	05	2001	10.000	8.530	3,251

Alliance Bernstein VP Worldwide Privatization Portfolio	06	2005	13.702	16.222	6,647
Alliance Bernstein VP Worldwide Privatization Portfolio	06	2004	11.256	13.702	7,008
Alliance Bernstein VP Worldwide Privatization Portfolio	06	2003	8.011	11.256	1,315
Alliance Bernstein VP Worldwide Privatization Portfolio	06	2002	8.521	8.011	1,317
Alliance Bernstein VP Worldwide Privatization Portfolio	06	2001	10.000	8.521	0

Fidelity VIP Contrafund Portfolio	01	2005	12.216	14.086	25,202
Fidelity VIP Contrafund Portfolio	01	2004	10.732	12.216	26,343
Fidelity VIP Contrafund Portfolio	01	2003	8.469	10.732	13,436
Fidelity VIP Contrafund Portfolio	01	2002	9.477	8.469	25,615
Fidelity VIP Contrafund Portfolio	01	2001	10.000	9.477	0

Fidelity VIP Contrafund Portfolio	02	2005	12.148	13.987	0
Fidelity VIP Contrafund Portfolio	02	2004	10.688	12.148	0
Fidelity VIP Contrafund Portfolio	02	2003	8.447	10.688	0
Fidelity VIP Contrafund Portfolio	02	2002	9.468	8.447	0
Fidelity VIP Contrafund Portfolio	02	2001	10.000	9.468	0

Fidelity VIP Contrafund Portfolio	03	2005	12.103	13.921	39,440
Fidelity VIP Contrafund Portfolio	03	2004	10.659	12.103	36,242
Fidelity VIP Contrafund Portfolio	03	2003	8.433	10.659	41,798
Fidelity VIP Contrafund Portfolio	03	2002	9.461	8.433	36,584
Fidelity VIP Contrafund Portfolio	03	2001	10.000	9.461	15,807

Fidelity VIP Contrafund Portfolio	04	2005	12.035	13.822	37,189
Fidelity VIP Contrafund Portfolio	04	2004	10.616	12.035	39,989
Fidelity VIP Contrafund Portfolio	04	2003	8.411	10.616	40,127
Fidelity VIP Contrafund Portfolio	04	2002	9.452	8.411	30,917
Fidelity VIP Contrafund Portfolio	04	2001	10.000	9.452	11,436

Fidelity VIP Contrafund Portfolio	05	2005	11.991	13.757	38,567
Fidelity VIP Contrafund Portfolio	05	2004	10.587	11.991	42,046
Fidelity VIP Contrafund Portfolio	05	2003	8.397	10.587	45,929
Fidelity VIP Contrafund Portfolio	05	2002	9.445	8.397	27,804
Fidelity VIP Contrafund Portfolio	05	2001	10.000	9.445	6,224

Fidelity VIP Contrafund Portfolio	06	2005	11.924	13.659	23,256
Fidelity VIP Contrafund Portfolio	06	2004	10.544	11.924	25,996
Fidelity VIP Contrafund Portfolio	06	2003	8.376	10.544	24,145
Fidelity VIP Contrafund Portfolio	06	2002	9.436	8.376	15,227
Fidelity VIP Contrafund Portfolio	06	2001	10.000	9.436	4,091

Fidelity VIP Growth Portfolio	01	2005	7.998	8.342	45,770
Fidelity VIP Growth Portfolio	01	2004	7.847	7.998	43,639
Fidelity VIP Growth Portfolio	01	2003	5.989	7.847	21,125
Fidelity VIP Growth Portfolio	01	2002	8.692	5.989	21,151
Fidelity VIP Growth Portfolio	01	2001	10.000	8.692	0

Fidelity VIP Growth Portfolio	02	2005	7.954	8.283	0
Fidelity VIP Growth Portfolio	02	2004	7.815	7.954	0
Fidelity VIP Growth Portfolio	02	2003	5.974	7.815	0
Fidelity VIP Growth Portfolio	02	2002	8.683	5.974	0
Fidelity VIP Growth Portfolio	02	2001	10.000	8.683	0

Fidelity VIP Growth Portfolio	03	2005	7.924	8.244	142,951
Fidelity VIP Growth Portfolio	03	2004	7.794	7.924	122,445
Fidelity VIP Growth Portfolio	03	2003	5.964	7.794	107,399
Fidelity VIP Growth Portfolio	03	2002	8.677	5.964	101,866
Fidelity VIP Growth Portfolio	03	2001	10.000	8.677	88,470

Fidelity VIP Growth Portfolio	04	2005	7.880	8.185	97,225
Fidelity VIP Growth Portfolio	04	2004	7.762	7.880	109,300
Fidelity VIP Growth Portfolio	04	2003	5.949	7.762	104,491
Fidelity VIP Growth Portfolio	04	2002	8.669	5.949	73,685
Fidelity VIP Growth Portfolio	04	2001	10.000	8.669	94,540

Fidelity VIP Growth Portfolio	05	2005	7.851	8.147	62,288
Fidelity VIP Growth Portfolio	05	2004	7.741	7.851	70,925
Fidelity VIP Growth Portfolio	05	2003	5.938	7.741	58,606
Fidelity VIP Growth Portfolio	05	2002	8.663	5.938	40,855
Fidelity VIP Growth Portfolio	05	2001	10.000	8.663	42,308

Fidelity VIP Growth Portfolio	06	2005	7.807	8.089	78,141
Fidelity VIP Growth Portfolio	06	2004	7.710	7.807	84,226
Fidelity VIP Growth Portfolio	06	2003	5.923	7.710	67,665
Fidelity VIP Growth Portfolio	06	2002	8.654	5.923	40,853
Fidelity VIP Growth Portfolio	06	2001	10.000	8.654	17,028

Fidelity VIP Overseas Portfolio	01	2005	10.032	11.779	0
Fidelity VIP Overseas Portfolio	01	2004	8.956	10.032	0
Fidelity VIP Overseas Portfolio	01	2003	6.334	8.956	0
Fidelity VIP Overseas Portfolio	01	2002	8.056	6.334	0
Fidelity VIP Overseas Portfolio	01	2001	10.000	8.056	5,532

Fidelity VIP Overseas Portfolio	02	2005	9.976	11.696	0
Fidelity VIP Overseas Portfolio	02	2004	8.920	9.976	0
Fidelity VIP Overseas Portfolio	02	2003	6.318	8.920	0
Fidelity VIP Overseas Portfolio	02	2002	8.048	6.318	0
Fidelity VIP Overseas Portfolio	02	2001	10.000	8.048	0

Fidelity VIP Overseas Portfolio	03	2005	9.939	11.641	31,172
Fidelity VIP Overseas Portfolio	03	2004	8.896	9.939	36,722
Fidelity VIP Overseas Portfolio	03	2003	6.308	8.896	38,079
Fidelity VIP Overseas Portfolio	03	2002	8.042	6.308	34,858
Fidelity VIP Overseas Portfolio	03	2001	10.000	8.042	77,992

Fidelity VIP Overseas Portfolio	04	2005	9.883	11.558	10,783
Fidelity VIP Overseas Portfolio	04	2004	8.860	9.883	16,100
Fidelity VIP Overseas Portfolio	04	2003	6.291	8.860	17,121
Fidelity VIP Overseas Portfolio	04	2002	8.034	6.291	16,046
Fidelity VIP Overseas Portfolio	04	2001	10.000	8.034	33,963

Fidelity VIP Overseas Portfolio	05	2005	9.847	11.504	7,139
Fidelity VIP Overseas Portfolio	05	2004	8.836	9.847	7,815
Fidelity VIP Overseas Portfolio	05	2003	6.281	8.836	10,251
Fidelity VIP Overseas Portfolio	05	2002	8.029	6.281	10,990
Fidelity VIP Overseas Portfolio	05	2001	10.000	8.029	44,127

Fidelity VIP Overseas Portfolio	06	2005	9.792	11.422	8,377
Fidelity VIP Overseas Portfolio	06	2004	8.800	9.792	10,148
Fidelity VIP Overseas Portfolio	06	2003	6.265	8.800	11,102
Fidelity VIP Overseas Portfolio	06	2002	8.020	6.265	10,644
Fidelity VIP Overseas Portfolio	06	2001	10.000	8.020	21,749

First Eagle VFT Overseas Variable Series	01	2005	20.975	25.183	0
First Eagle VFT Overseas Variable Series	01	2004	16.650	20.975	0
First Eagle VFT Overseas Variable Series	01	2003	11.149	16.650	0
First Eagle VFT Overseas Variable Series	01	2002	10.000	11.149	0

First Eagle VFT Overseas Variable Series	02	2005	20.903	25.059	0
First Eagle VFT Overseas Variable Series	02	2004	16.619	20.903	0
First Eagle VFT Overseas Variable Series	02	2003	11.145	16.619	0
First Eagle VFT Overseas Variable Series	02	2002	10.000	11.145	0

First Eagle VFT Overseas Variable Series	03	2005	20.855	24.977	70,214
First Eagle VFT Overseas Variable Series	03	2004	16.597	20.855	75,630
First Eagle VFT Overseas Variable Series	03	2003	11.142	16.597	80,330
First Eagle VFT Overseas Variable Series	03	2002	10.000	11.142	85,698

First Eagle VFT Overseas Variable Series	04	2005	20.784	24.853	77,369
First Eagle VFT Overseas Variable Series	04	2004	16.566	20.784	90,127
First Eagle VFT Overseas Variable Series	04	2003	11.138	16.566	92,187
First Eagle VFT Overseas Variable Series	04	2002	10.000	11.138	70,890

First Eagle VFT Overseas Variable Series	05	2005	20.737	24.772	58,938
First Eagle VFT Overseas Variable Series	05	2004	16.545	20.737	53,333
First Eagle VFT Overseas Variable Series	05	2003	11.135	16.545	49,364
First Eagle VFT Overseas Variable Series	05	2002	10.000	11.135	41,737

First Eagle VFT Overseas Variable Series	06	2005	20.665	24.649	53,299
First Eagle VFT Overseas Variable Series	06	2004	16.513	20.665	55,339
First Eagle VFT Overseas Variable Series	06	2003	11.130	16.513	49,985
First Eagle VFT Overseas Variable Series	06	2002	10.000	11.130	34,646

Goldman Sachs V.I.T. Core International Equity Fund	01	2005	8.031	9.027	0
Goldman Sachs V.I.T. Core International Equity Fund	01	2004	7.160	8.031	0
Goldman Sachs V.I.T. Core International Equity Fund	01	2003	5.346	7.160	0
Goldman Sachs V.I.T. Core International Equity Fund	01	2002	6.622	5.346	0
Goldman Sachs V.I.T. Core International Equity Fund	01	2001	8.618	6.622	0
Goldman Sachs V.I.T. Core International Equity Fund	01	2000	10.000	8.618	0

Goldman Sachs V.I.T. Core International Equity Fund	02	2005	7.977	8.953	0
Goldman Sachs V.I.T. Core International Equity Fund	02	2004	7.122	7.977	0
Goldman Sachs V.I.T. Core International Equity Fund	02	2003	5.326	7.122	0
Goldman Sachs V.I.T. Core International Equity Fund	02	2002	6.607	5.326	0
Goldman Sachs V.I.T. Core International Equity Fund	02	2001	8.612	6.607	0
Goldman Sachs V.I.T. Core International Equity Fund	02	2000	10.000	8.612	0

Goldman Sachs V.I.T. Core International Equity Fund	03	2005	7.941	8.903	3,100
Goldman Sachs V.I.T. Core International Equity Fund	03	2004	7.097	7.941	9,156
Goldman Sachs V.I.T. Core International Equity Fund	03	2003	5.312	7.097	8,986
Goldman Sachs V.I.T. Core International Equity Fund	03	2002	6.598	5.312	8,951
Goldman Sachs V.I.T. Core International Equity Fund	03	2001	8.608	6.598	18,034
Goldman Sachs V.I.T. Core International Equity Fund	03	2000	10.000	8.608	3,059

Goldman Sachs V.I.T. Core International Equity Fund	04	2005	7.887	8.829	13,601
Goldman Sachs V.I.T. Core International Equity Fund	04	2004	7.060	7.887	16,420
Goldman Sachs V.I.T. Core International Equity Fund	04	2003	5.293	7.060	17,766
Goldman Sachs V.I.T. Core International Equity Fund	04	2002	6.583	5.293	25,465
Goldman Sachs V.I.T. Core International Equity Fund	04	2001	8.602	6.583	25,892
Goldman Sachs V.I.T. Core International Equity Fund	04	2000	10.000	8.602	7,107

Goldman Sachs V.I.T. Core International Equity Fund	05	2005	7.852	8.781	2,153
Goldman Sachs V.I.T. Core International Equity Fund	05	2004	7.035	7.852	2,984
Goldman Sachs V.I.T. Core International Equity Fund	05	2003	5.279	7.035	3,436
Goldman Sachs V.I.T. Core International Equity Fund	05	2002	6.573	5.279	3,254
Goldman Sachs V.I.T. Core International Equity Fund	05	2001	8.598	6.573	8,477
Goldman Sachs V.I.T. Core International Equity Fund	05	2000	10.000	8.598	6,111

Goldman Sachs V.I.T. Core International Equity Fund	06	2005	7.798	8.708	339
Goldman Sachs V.I.T. Core International Equity Fund	06	2004	6.998	7.798	658
Goldman Sachs V.I.T. Core International Equity Fund	06	2003	5.260	6.998	663
Goldman Sachs V.I.T. Core International Equity Fund	06	2002	6.559	5.260	5,934
Goldman Sachs V.I.T. Core International Equity Fund	06	2001	8.592	6.559	7,130
Goldman Sachs V.I.T. Core International Equity Fund	06	2000	10.000	8.592	299

Goldman Sachs V.I.T. Core Large Cap Growth Fund	01	2005	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	01	2004	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	01	2003	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	01	2002	5.542	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	01	2001	7.076	5.542	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	01	2000	10.000	7.076	0

Goldman Sachs V.I.T. Core Large Cap Growth Fund	02	2005	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	02	2004	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	02	2003	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	02	2002	5.529	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	02	2001	7.071	5.529	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	02	2000	10.000	7.071	0

Goldman Sachs V.I.T. Core Large Cap Growth Fund	03	2005	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	03	2004	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	03	2003	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	03	2002	5.521	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	03	2001	7.068	5.521	15,816
Goldman Sachs V.I.T. Core Large Cap Growth Fund	03	2000	10.000	7.068	1,316

Goldman Sachs V.I.T. Core Large Cap Growth Fund	04	2005	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	04	2004	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	04	2003	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	04	2002	5.509	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	04	2001	7.063	5.509	25,427
Goldman Sachs V.I.T. Core Large Cap Growth Fund	04	2000	10.000	7.063	973

Goldman Sachs V.I.T. Core Large Cap Growth Fund	05	2005	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	05	2004	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	05	2003	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	05	2002	5.501	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	05	2001	7.060	5.501	51,656
Goldman Sachs V.I.T. Core Large Cap Growth Fund	05	2000	10.000	7.060	1,615

Goldman Sachs V.I.T. Core Large Cap Growth Fund	06	2005	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	06	2004	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	06	2003	10.000	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	06	2002	5.489	10.000	0
Goldman Sachs V.I.T. Core Large Cap Growth Fund	06	2001	7.055	5.489	2,361
Goldman Sachs V.I.T. Core Large Cap Growth Fund	06	2000	10.000	7.055	0

Goldman Sachs V.I.T. Core Small Cap Equity Fund	01	2005	13.412	14.063	0
Goldman Sachs V.I.T. Core Small Cap Equity Fund	01	2004	11.664	13.412	0
Goldman Sachs V.I.T. Core Small Cap Equity Fund	01	2003	8.081	11.664	0
Goldman Sachs V.I.T. Core Small Cap Equity Fund	01	2002	9.615	8.081	0
Goldman Sachs V.I.T. Core Small Cap Equity Fund	01	2001	9.306	9.615	0
Goldman Sachs V.I.T. Core Small Cap Equity Fund	01	2000	10.000	9.306	0

Goldman Sachs V.I.T. Core Small Cap Equity Fund	02	2005	13.321	13.946	0
Goldman Sachs V.I.T. Core Small Cap Equity Fund	02	2004	11.603	13.321	0
Goldman Sachs V.I.T. Core Small Cap Equity Fund	02	2003	8.051	11.603	0
Goldman Sachs V.I.T. Core Small Cap Equity Fund	02	2002	9.593	8.051	0
Goldman Sachs V.I.T. Core Small Cap Equity Fund	02	2001	9.299	9.593	0
Goldman Sachs V.I.T. Core Small Cap Equity Fund	02	2000	10.000	9.299	0

Goldman Sachs V.I.T. Core Small Cap Equity Fund	03	2005	13.261	13.869	3,939
Goldman Sachs V.I.T. Core Small Cap Equity Fund	03	2004	11.562	13.261	7,959
Goldman Sachs V.I.T. Core Small Cap Equity Fund	03	2003	8.031	11.562	10,382
Goldman Sachs V.I.T. Core Small Cap Equity Fund	03	2002	9.579	8.031	10,481
Goldman Sachs V.I.T. Core Small Cap Equity Fund	03	2001	9.295	9.579	10,409
Goldman Sachs V.I.T. Core Small Cap Equity Fund	03	2000	10.000	9.295	942

Goldman Sachs V.I.T. Core Small Cap Equity Fund	04	2005	13.171	13.755	1,850
Goldman Sachs V.I.T. Core Small Cap Equity Fund	04	2004	11.501	13.171	757
Goldman Sachs V.I.T. Core Small Cap Equity Fund	04	2003	8.001	11.501	5,335
Goldman Sachs V.I.T. Core Small Cap Equity Fund	04	2002	9.558	8.001	5,422
Goldman Sachs V.I.T. Core Small Cap Equity Fund	04	2001	9.289	9.558	5,528
Goldman Sachs V.I.T. Core Small Cap Equity Fund	04	2000	10.000	9.289	2,231

Goldman Sachs V.I.T. Core Small Cap Equity Fund	05	2005	13.112	13.679	3,626
Goldman Sachs V.I.T. Core Small Cap Equity Fund	05	2004	11.461	13.112	3,680
Goldman Sachs V.I.T. Core Small Cap Equity Fund	05	2003	7.981	11.461	4,537
Goldman Sachs V.I.T. Core Small Cap Equity Fund	05	2002	9.544	7.981	9,653
Goldman Sachs V.I.T. Core Small Cap Equity Fund	05	2001	9.284	9.544	12,639
Goldman Sachs V.I.T. Core Small Cap Equity Fund	05	2000	10.000	9.284	632

Goldman Sachs V.I.T. Core Small Cap Equity Fund	06	2005	13.023	13.565	928
Goldman Sachs V.I.T. Core Small Cap Equity Fund	06	2004	11.401	13.023	0
Goldman Sachs V.I.T. Core Small Cap Equity Fund	06	2003	7.951	11.401	0
Goldman Sachs V.I.T. Core Small Cap Equity Fund	06	2002	9.523	7.951	232
Goldman Sachs V.I.T. Core Small Cap Equity Fund	06	2001	9.278	9.523	0
Goldman Sachs V.I.T. Core Small Cap Equity Fund	06	2000	10.000	9.278	0

Goldman Sachs V.I.T. Core U.S. Equity Fund	01	2005	8.518	8.968	0
Goldman Sachs V.I.T. Core U.S. Equity Fund	01	2004	7.497	8.518	0
Goldman Sachs V.I.T. Core U.S. Equity Fund	01	2003	5.858	7.497	0
Goldman Sachs V.I.T. Core U.S. Equity Fund	01	2002	7.587	5.858	0
Goldman Sachs V.I.T. Core U.S. Equity Fund	01	2001	8.717	7.587	0
Goldman Sachs V.I.T. Core U.S. Equity Fund	01	2000	10.000	8.717	0

Goldman Sachs V.I.T. Core U.S. Equity Fund	02	2005	8.460	8.894	0
Goldman Sachs V.I.T. Core U.S. Equity Fund	02	2004	7.458	8.460	0
Goldman Sachs V.I.T. Core U.S. Equity Fund	02	2003	5.836	7.458	0
Goldman Sachs V.I.T. Core U.S. Equity Fund	02	2002	7.570	5.836	0
Goldman Sachs V.I.T. Core U.S. Equity Fund	02	2001	8.711	7.570	0
Goldman Sachs V.I.T. Core U.S. Equity Fund	02	2000	10.000	8.711	0

Goldman Sachs V.I.T. Core U.S. Equity Fund	03	2005	8.422	8.845	5,813
Goldman Sachs V.I.T. Core U.S. Equity Fund	03	2004	7.432	8.422	9,984
Goldman Sachs V.I.T. Core U.S. Equity Fund	03	2003	5.821	7.432	15,698
Goldman Sachs V.I.T. Core U.S. Equity Fund	03	2002	7.559	5.821	15,970
Goldman Sachs V.I.T. Core U.S. Equity Fund	03	2001	8.707	7.559	11,328
Goldman Sachs V.I.T. Core U.S. Equity Fund	03	2000	10.000	8.707	1,227

Goldman Sachs V.I.T. Core U.S. Equity Fund	04	2005	8.365	8.772	26,074
Goldman Sachs V.I.T. Core U.S. Equity Fund	04	2004	7.393	8.365	28,573
Goldman Sachs V.I.T. Core U.S. Equity Fund	04	2003	5.799	7.393	37,265
Goldman Sachs V.I.T. Core U.S. Equity Fund	04	2002	7.542	5.799	36,942
Goldman Sachs V.I.T. Core U.S. Equity Fund	04	2001	8.701	7.542	15,509
Goldman Sachs V.I.T. Core U.S. Equity Fund	04	2000	10.000	8.701	1,690

Goldman Sachs V.I.T. Core U.S. Equity Fund	05	2005	8.327	8.723	5,828
Goldman Sachs V.I.T. Core U.S. Equity Fund	05	2004	7.367	8.327	7,560
Goldman Sachs V.I.T. Core U.S. Equity Fund	05	2003	5.785	7.367	7,859
Goldman Sachs V.I.T. Core U.S. Equity Fund	05	2002	7.531	5.785	8,067
Goldman Sachs V.I.T. Core U.S. Equity Fund	05	2001	8.697	7.531	8,308
Goldman Sachs V.I.T. Core U.S. Equity Fund	05	2000	10.000	8.697	0

Goldman Sachs V.I.T. Core U.S. Equity Fund	06	2005	8.271	8.651	4,776
Goldman Sachs V.I.T. Core U.S. Equity Fund	06	2004	7.328	8.271	4,203
Goldman Sachs V.I.T. Core U.S. Equity Fund	06	2003	5.763	7.328	6,642
Goldman Sachs V.I.T. Core U.S. Equity Fund	06	2002	7.514	5.763	3,400
Goldman Sachs V.I.T. Core U.S. Equity Fund	06	2001	8.691	7.514	717
Goldman Sachs V.I.T. Core U.S. Equity Fund	06	2000	10.000	8.691	0

Goldman Sachs V.I.T. Growth and Income Fund	01	2005	10.305	10.587	0
Goldman Sachs V.I.T. Growth and Income Fund	01	2004	8.775	10.305	0
Goldman Sachs V.I.T. Growth and Income Fund	01	2003	7.139	8.775	0
Goldman Sachs V.I.T. Growth and Income Fund	01	2002	8.145	7.139	0
Goldman Sachs V.I.T. Growth and Income Fund	01	2001	9.089	8.145	0
Goldman Sachs V.I.T. Growth and Income Fund	01	2000	10.000	9.089	0

Goldman Sachs V.I.T. Growth and Income Fund	02	2005	10.235	10.500	0
Goldman Sachs V.I.T. Growth and Income Fund	02	2004	8.730	10.235	0
Goldman Sachs V.I.T. Growth and Income Fund	02	2003	7.112	8.730	0
Goldman Sachs V.I.T. Growth and Income Fund	02	2002	8.127	7.112	0
Goldman Sachs V.I.T. Growth and Income Fund	02	2001	9.083	8.127	0
Goldman Sachs V.I.T. Growth and Income Fund	02	2000	10.000	9.083	0

Goldman Sachs V.I.T. Growth and Income Fund	03	2005	10.189	10.442	6,505
Goldman Sachs V.I.T. Growth and Income Fund	03	2004	8.699	10.189	6,841
Goldman Sachs V.I.T. Growth and Income Fund	03	2003	7.094	8.699	10,730
Goldman Sachs V.I.T. Growth and Income Fund	03	2002	8.115	7.094	10,736
Goldman Sachs V.I.T. Growth and Income Fund	03	2001	9.079	8.115	10,740
Goldman Sachs V.I.T. Growth and Income Fund	03	2000	10.000	9.079	5,495

Goldman Sachs V.I.T. Growth and Income Fund	04	2005	10.120	10.355	3,521
Goldman Sachs V.I.T. Growth and Income Fund	04	2004	8.653	10.120	2,152
Goldman Sachs V.I.T. Growth and Income Fund	04	2003	7.068	8.653	1,487
Goldman Sachs V.I.T. Growth and Income Fund	04	2002	8.097	7.068	1,512
Goldman Sachs V.I.T. Growth and Income Fund	04	2001	9.073	8.097	3,641
Goldman Sachs V.I.T. Growth and Income Fund	04	2000	10.000	9.073	931

Goldman Sachs V.I.T. Growth and Income Fund	05	2005	10.074	10.298	16,269
Goldman Sachs V.I.T. Growth and Income Fund	05	2004	8.623	10.074	15,739
Goldman Sachs V.I.T. Growth and Income Fund	05	2003	7.050	8.623	16,473
Goldman Sachs V.I.T. Growth and Income Fund	05	2002	8.085	7.050	15,374
Goldman Sachs V.I.T. Growth and Income Fund	05	2001	9.068	8.085	15,838
Goldman Sachs V.I.T. Growth and Income Fund	05	2000	10.000	9.068	0

Goldman Sachs V.I.T. Growth and Income Fund	06	2005	10.006	10.213	0
Goldman Sachs V.I.T. Growth and Income Fund	06	2004	8.578	10.006	0
Goldman Sachs V.I.T. Growth and Income Fund	06	2003	7.024	8.578	0
Goldman Sachs V.I.T. Growth and Income Fund	06	2002	8.067	7.024	0
Goldman Sachs V.I.T. Growth and Income Fund	06	2001	9.062	8.067	0
Goldman Sachs V.I.T. Growth and Income Fund	06	2000	10.000	9.062	0

Goldman Sachs VIT Capital Growth Fund	01	2005	8.712	8.866	0
Goldman Sachs VIT Capital Growth Fund	01	2004	8.080	8.712	0
Goldman Sachs VIT Capital Growth Fund	01	2003	6.605	8.080	0
Goldman Sachs VIT Capital Growth Fund	01	2002	8.831	6.605	0
Goldman Sachs VIT Capital Growth Fund	01	2001	10.000	8.831	0

Goldman Sachs VIT Capital Growth Fund	02	2005	8.664	8.803	0
Goldman Sachs VIT Capital Growth Fund	02	2004	8.047	8.664	0
Goldman Sachs VIT Capital Growth Fund	02	2003	6.589	8.047	0
Goldman Sachs VIT Capital Growth Fund	02	2002	8.822	6.589	0
Goldman Sachs VIT Capital Growth Fund	02	2001	10.000	8.822	0

Goldman Sachs VIT Capital Growth Fund	03	2005	8.631	8.761	1,806
Goldman Sachs VIT Capital Growth Fund	03	2004	8.025	8.631	1,727
Goldman Sachs VIT Capital Growth Fund	03	2003	6.578	8.025	4,264
Goldman Sachs VIT Capital Growth Fund	03	2002	8.816	6.578	334
Goldman Sachs VIT Capital Growth Fund	03	2001	10.000	8.816	322

Goldman Sachs VIT Capital Growth Fund	04	2005	8.583	8.699	1,056
Goldman Sachs VIT Capital Growth Fund	04	2004	7.992	8.583	6,001
Goldman Sachs VIT Capital Growth Fund	04	2003	6.561	7.992	6,143
Goldman Sachs VIT Capital Growth Fund	04	2002	8.807	6.561	5,368
Goldman Sachs VIT Capital Growth Fund	04	2001	10.000	8.807	714

Goldman Sachs VIT Capital Growth Fund	05	2005	8.551	8.658	8,149
Goldman Sachs VIT Capital Growth Fund	05	2004	7.971	8.551	8,860
Goldman Sachs VIT Capital Growth Fund	05	2003	6.550	7.971	13,316
Goldman Sachs VIT Capital Growth Fund	05	2002	8.801	6.550	4,990
Goldman Sachs VIT Capital Growth Fund	05	2001	10.000	8.801	0

Goldman Sachs VIT Capital Growth Fund	06	2005	8.504	8.597	1,540
Goldman Sachs VIT Capital Growth Fund	06	2004	7.938	8.504	1,541
Goldman Sachs VIT Capital Growth Fund	06	2003	6.533	7.938	8,086
Goldman Sachs VIT Capital Growth Fund	06	2002	8.792	6.533	8,086
Goldman Sachs VIT Capital Growth Fund	06	2001	10.000	8.792	8,088

J.P. Morgan International Opp	01	2005	8.475	9.274	0
J.P. Morgan International Opp	01	2004	7.243	8.475	0
J.P. Morgan International Opp	01	2003	5.532	7.243	0
J.P. Morgan International Opp	01	2002	6.851	5.532	0
J.P. Morgan International Opp	01	2001	8.572	6.851	0
J.P. Morgan International Opp	01	2000	10.000	8.572	0

J.P. Morgan International Opp	02	2005	8.418	9.197	0
J.P. Morgan International Opp	02	2004	7.205	8.418	0
J.P. Morgan International Opp	02	2003	5.512	7.205	0
J.P. Morgan International Opp	02	2002	6.836	5.512	0
J.P. Morgan International Opp	02	2001	8.566	6.836	0
J.P. Morgan International Opp	02	2000	10.000	8.566	0

J.P. Morgan International Opp	03	2005	8.380	9.146	12,178
J.P. Morgan International Opp	03	2004	7.180	8.380	11,824
J.P. Morgan International Opp	03	2003	5.498	7.180	16,331
J.P. Morgan International Opp	03	2002	6.826	5.498	19,939
J.P. Morgan International Opp	03	2001	8.562	6.826	23,562
J.P. Morgan International Opp	03	2000	10.000	8.562	3,573

J.P. Morgan International Opp	04	2005	8.323	9.071	11,386
J.P. Morgan International Opp	04	2004	7.142	8.323	14,496
J.P. Morgan International Opp	04	2003	5.478	7.142	16,293
J.P. Morgan International Opp	04	2002	6.811	5.478	17,729
J.P. Morgan International Opp	04	2001	8.557	6.811	18,554
J.P. Morgan International Opp	04	2000	10.000	8.557	746

J.P. Morgan International Opp	05	2005	8.285	9.020	3,623
J.P. Morgan International Opp	05	2004	7.117	8.285	3,797
J.P. Morgan International Opp	05	2003	5.464	7.117	4,443
J.P. Morgan International Opp	05	2002	6.801	5.464	8,240
J.P. Morgan International Opp	05	2001	8.553	6.801	8,420
J.P. Morgan International Opp	05	2000	10.000	8.553	0

J.P. Morgan International Opp	06	2005	8.229	8.946	0
J.P. Morgan International Opp	06	2004	7.080	8.229	0
J.P. Morgan International Opp	06	2003	5.443	7.080	0
J.P. Morgan International Opp	06	2002	6.786	5.443	0
J.P. Morgan International Opp	06	2001	8.547	6.786	0
J.P. Morgan International Opp	06	2000	10.000	8.547	0

J.P. Morgan Small Company	01	2005	10.145	10.372	0
J.P. Morgan Small Company	01	2004	8.071	10.145	0
J.P. Morgan Small Company	01	2003	6.004	8.071	0
J.P. Morgan Small Company	01	2002	7.753	6.004	0
J.P. Morgan Small Company	01	2001	8.529	7.753	0
J.P. Morgan Small Company	01	2000	10.000	8.529	0

J.P. Morgan Small Company	02	2005	10.077	10.286	0
J.P. Morgan Small Company	02	2004	8.029	10.077	0
J.P. Morgan Small Company	02	2003	5.982	8.029	0
J.P. Morgan Small Company	02	2002	7.736	5.982	0
J.P. Morgan Small Company	02	2001	8.523	7.736	0
J.P. Morgan Small Company	02	2000	10.000	8.523	0

J.P. Morgan Small Company	03	2005	10.031	10.229	1,714
J.P. Morgan Small Company	03	2004	8.000	10.031	3,969
J.P. Morgan Small Company	03	2003	5.967	8.000	4,591
J.P. Morgan Small Company	03	2002	7.724	5.967	6,276
J.P. Morgan Small Company	03	2001	8.519	7.724	9,390
J.P. Morgan Small Company	03	2000	10.000	8.519	8,958

J.P. Morgan Small Company	04	2005	9.964	10.145	4,288
J.P. Morgan Small Company	04	2004	7.958	9.964	6,712
J.P. Morgan Small Company	04	2003	5.945	7.958	7,356
J.P. Morgan Small Company	04	2002	7.707	5.945	9,032
J.P. Morgan Small Company	04	2001	8.513	7.707	9,738
J.P. Morgan Small Company	04	2000	10.000	8.513	0

J.P. Morgan Small Company	05	2005	9.918	10.089	835
J.P. Morgan Small Company	05	2004	7.931	9.918	775
J.P. Morgan Small Company	05	2003	5.930	7.931	1,249
J.P. Morgan Small Company	05	2002	7.696	5.930	1,092
J.P. Morgan Small Company	05	2001	8.509	7.696	1,412
J.P. Morgan Small Company	05	2000	10.000	8.509	520

J.P. Morgan Small Company	06	2005	9.851	10.005	0
J.P. Morgan Small Company	06	2004	7.889	9.851	0
J.P. Morgan Small Company	06	2003	5.908	7.889	0
J.P. Morgan Small Company	06	2002	7.679	5.908	0
J.P. Morgan Small Company	06	2001	8.503	7.679	0
J.P. Morgan Small Company	06	2000	10.000	8.503	0

JP Morgan US Large Core Equity	01	2005	7.655	7.670	0
JP Morgan US Large Core Equity	01	2004	7.073	7.655	0
JP Morgan US Large Core Equity	01	2003	5.584	7.073	0
JP Morgan US Large Core Equity	01	2002	7.495	5.584	0
JP Morgan US Large Core Equity	01	2001	8.608	7.495	0
JP Morgan US Large Core Equity	01	2000	10.000	8.608	0

JP Morgan US Large Core Equity	02	2005	7.604	7.606	0
JP Morgan US Large Core Equity	02	2004	7.036	7.604	0
JP Morgan US Large Core Equity	02	2003	5.564	7.036	0
JP Morgan US Large Core Equity	02	2002	7.478	5.564	0
JP Morgan US Large Core Equity	02	2001	8.602	7.478	0
JP Morgan US Large Core Equity	02	2000	10.000	8.602	0

JP Morgan US Large Core Equity	03	2005	7.569	7.564	0
JP Morgan US Large Core Equity	03	2004	7.012	7.569	0
JP Morgan US Large Core Equity	03	2003	5.550	7.012	1,895
JP Morgan US Large Core Equity	03	2002	7.467	5.550	1,895
JP Morgan US Large Core Equity	03	2001	8.598	7.467	1,896
JP Morgan US Large Core Equity	03	2000	10.000	8.598	0

JP Morgan US Large Core Equity	04	2005	7.518	7.502	2,690
JP Morgan US Large Core Equity	04	2004	6.975	7.518	2,714
JP Morgan US Large Core Equity	04	2003	5.529	6.975	2,948
JP Morgan US Large Core Equity	04	2002	7.451	5.529	3,203
JP Morgan US Large Core Equity	04	2001	8.592	7.451	3,198
JP Morgan US Large Core Equity	04	2000	10.000	8.592	0

JP Morgan US Large Core Equity	05	2005	7.484	7.460	20,836
JP Morgan US Large Core Equity	05	2004	6.950	7.484	23,635
JP Morgan US Large Core Equity	05	2003	5.515	6.950	23,766
JP Morgan US Large Core Equity	05	2002	7.440	5.515	23,839
JP Morgan US Large Core Equity	05	2001	8.588	7.440	23,952
JP Morgan US Large Core Equity	05	2000	10.000	8.588	5,189

JP Morgan US Large Core Equity	06	2005	7.433	7.398	7,363
JP Morgan US Large Core Equity	06	2004	6.914	7.433	7,666
JP Morgan US Large Core Equity	06	2003	5.494	6.914	7,688
JP Morgan US Large Core Equity	06	2002	7.423	5.494	7,712
JP Morgan US Large Core Equity	06	2001	8.582	7.423	26,958
JP Morgan US Large Core Equity	06	2000	10.000	8.582	5,271

Lord Abbett Series Fund Growth and Income	01	2005	12.308	12.562	0
Lord Abbett Series Fund Growth and Income	01	2004	11.053	12.308	0
Lord Abbett Series Fund Growth and Income	01	2003	8.535	11.053	0
Lord Abbett Series Fund Growth and Income	01	2002	10.534	8.535	0
Lord Abbett Series Fund Growth and Income	01	2001	11.425	10.534	0
Lord Abbett Series Fund Growth and Income	01	2000	10.000	11.425	0

Lord Abbett Series Fund Growth and Income	02	2005	12.225	12.458	0
Lord Abbett Series Fund Growth and Income	02	2004	10.995	12.225	0
Lord Abbett Series Fund Growth and Income	02	2003	8.503	10.995	0
Lord Abbett Series Fund Growth and Income	02	2002	10.511	8.503	0
Lord Abbett Series Fund Growth and Income	02	2001	11.417	10.511	0
Lord Abbett Series Fund Growth and Income	02	2000	10.000	11.417	0

Lord Abbett Series Fund Growth and Income	03	2005	12.170	12.390	223,296
Lord Abbett Series Fund Growth and Income	03	2004	10.957	12.170	240,080
Lord Abbett Series Fund Growth and Income	03	2003	8.482	10.957	242,387
Lord Abbett Series Fund Growth and Income	03	2002	10.495	8.482	236,842
Lord Abbett Series Fund Growth and Income	03	2001	11.412	10.495	164,404
Lord Abbett Series Fund Growth and Income	03	2000	10.000	11.412	1,348

Lord Abbett Series Fund Growth and Income	04	2005	12.087	12.287	144,891
Lord Abbett Series Fund Growth and Income	04	2004	10.899	12.087	167,170
Lord Abbett Series Fund Growth and Income	04	2003	8.450	10.899	138,866
Lord Abbett Series Fund Growth and Income	04	2002	10.472	8.450	124,320
Lord Abbett Series Fund Growth and Income	04	2001	11.404	10.472	148,325
Lord Abbett Series Fund Growth and Income	04	2000	10.000	11.404	7,187

Lord Abbett Series Fund Growth and Income	05	2005	12.033	12.219	164,058
Lord Abbett Series Fund Growth and Income	05	2004	10.861	12.033	181,229
Lord Abbett Series Fund Growth and Income	05	2003	8.429	10.861	161,795
Lord Abbett Series Fund Growth and Income	05	2002	10.456	8.429	153,067
Lord Abbett Series Fund Growth and Income	05	2001	11.398	10.456	102,079
Lord Abbett Series Fund Growth and Income	05	2000	10.000	11.398	10,161

Lord Abbett Series Fund Growth and Income	06	2005	11.951	12.118	106,332
Lord Abbett Series Fund Growth and Income	06	2004	10.804	11.951	101,963
Lord Abbett Series Fund Growth and Income	06	2003	8.397	10.804	99,074
Lord Abbett Series Fund Growth and Income	06	2002	10.433	8.397	105,403
Lord Abbett Series Fund Growth and Income	06	2001	11.391	10.433	66,401
Lord Abbett Series Fund Growth and Income	06	2000	10.000	11.391	1,126

Lord Abbett Series Fund International	01	2005	10.690	13.382	0
Lord Abbett Series Fund International	01	2004	8.960	10.690	0
Lord Abbett Series Fund International	01	2003	6.417	8.960	15,035
Lord Abbett Series Fund International	01	2002	7.888	6.417	0
Lord Abbett Series Fund International	01	2001	10.000	7.888	0

Lord Abbett Series Fund International	02	2005	10.631	13.288	0
Lord Abbett Series Fund International	02	2004	8.924	10.631	0
Lord Abbett Series Fund International	02	2003	6.401	8.924	0
Lord Abbett Series Fund International	02	2002	7.880	6.401	0
Lord Abbett Series Fund International	02	2001	10.000	7.880	0

Lord Abbett Series Fund International	03	2005	10.591	13.225	4,880
Lord Abbett Series Fund International	03	2004	8.899	10.591	4,000
Lord Abbett Series Fund International	03	2003	6.390	8.899	6,390
Lord Abbett Series Fund International	03	2002	7.875	6.390	2,716
Lord Abbett Series Fund International	03	2001	10.000	7.875	112

Lord Abbett Series Fund International	04	2005	10.532	13.131	2,568
Lord Abbett Series Fund International	04	2004	8.863	10.532	4,071
Lord Abbett Series Fund International	04	2003	6.373	8.863	892
Lord Abbett Series Fund International	04	2002	7.867	6.373	717
Lord Abbett Series Fund International	04	2001	10.000	7.867	0

Lord Abbett Series Fund International	05	2005	10.493	13.069	8,703
Lord Abbett Series Fund International	05	2004	8.839	10.493	7,209
Lord Abbett Series Fund International	05	2003	6.363	8.839	2,683
Lord Abbett Series Fund International	05	2002	7.861	6.363	2,685
Lord Abbett Series Fund International	05	2001	10.000	7.861	0

Lord Abbett Series Fund International	06	2005	10.435	12.976	3,071
Lord Abbett Series Fund International	06	2004	8.803	10.435	0
Lord Abbett Series Fund International	06	2003	6.346	8.803	0
Lord Abbett Series Fund International	06	2002	7.853	6.346	3,185
Lord Abbett Series Fund International	06	2001	10.000	7.853	2,991

Lord Abbett Series Fund Mid Cap Value	01	2005	14.010	14.988	8,897
Lord Abbett Series Fund Mid Cap Value	01	2004	11.426	14.010	8,626
Lord Abbett Series Fund Mid Cap Value	01	2003	9.265	11.426	9,142
Lord Abbett Series Fund Mid Cap Value	01	2002	10.390	9.265	8,668
Lord Abbett Series Fund Mid Cap Value	01	2001	10.000	10.390	10,072

Lord Abbett Series Fund Mid Cap Value	02	2005	13.932	14.882	0
Lord Abbett Series Fund Mid Cap Value	02	2004	11.380	13.932	0
Lord Abbett Series Fund Mid Cap Value	02	2003	9.242	11.380	0
Lord Abbett Series Fund Mid Cap Value	02	2002	10.379	9.242	0
Lord Abbett Series Fund Mid Cap Value	02	2001	10.000	10.379	0

Lord Abbett Series Fund Mid Cap Value	03	2005	13.880	14.811	102,347
Lord Abbett Series Fund Mid Cap Value	03	2004	11.349	13.880	113,826
Lord Abbett Series Fund Mid Cap Value	03	2003	9.226	11.349	112,407
Lord Abbett Series Fund Mid Cap Value	03	2002	10.372	9.226	102,100
Lord Abbett Series Fund Mid Cap Value	03	2001	10.000	10.372	45,063

Lord Abbett Series Fund Mid Cap Value	04	2005	13.803	14.707	95,170
Lord Abbett Series Fund Mid Cap Value	04	2004	11.303	13.803	100,516
Lord Abbett Series Fund Mid Cap Value	04	2003	9.203	11.303	97,355
Lord Abbett Series Fund Mid Cap Value	04	2002	10.361	9.203	76,718
Lord Abbett Series Fund Mid Cap Value	04	2001	10.000	10.361	38,247

Lord Abbett Series Fund Mid Cap Value	05	2005	13.751	14.637	82,796
Lord Abbett Series Fund Mid Cap Value	05	2004	11.272	13.751	94,200
Lord Abbett Series Fund Mid Cap Value	05	2003	9.187	11.272	98,175
Lord Abbett Series Fund Mid Cap Value	05	2002	10.354	9.187	84,297
Lord Abbett Series Fund Mid Cap Value	05	2001	10.000	10.354	32,749

Lord Abbett Series Fund Mid Cap Value	06	2005	13.674	14.533	68,965
Lord Abbett Series Fund Mid Cap Value	06	2004	11.227	13.674	69,345
Lord Abbett Series Fund Mid Cap Value	06	2003	9.164	11.227	68,409
Lord Abbett Series Fund Mid Cap Value	06	2002	10.344	9.164	55,964
Lord Abbett Series Fund Mid Cap Value	06	2001	10.000	10.344	17,653

MFS Capital Appreciation	01	2005	5.354	5.341	0
MFS Capital Appreciation	01	2004	4.879	5.354	0
MFS Capital Appreciation	01	2003	3.835	4.879	0
MFS Capital Appreciation	01	2002	5.738	3.835	0
MFS Capital Appreciation	01	2001	7.772	5.738	0
MFS Capital Appreciation	01	2000	10.000	7.772	0

MFS Capital Appreciation	02	2005	5.318	5.297	0
MFS Capital Appreciation	02	2004	4.853	5.318	0
MFS Capital Appreciation	02	2003	3.820	4.853	0
MFS Capital Appreciation	02	2002	5.725	3.820	0
MFS Capital Appreciation	02	2001	7.767	5.725	0
MFS Capital Appreciation	02	2000	10.000	7.767	0

MFS Capital Appreciation	03	2005	5.294	5.268	2,768
MFS Capital Appreciation	03	2004	4.836	5.294	3,844
MFS Capital Appreciation	03	2003	3.811	4.836	5,094
MFS Capital Appreciation	03	2002	5.716	3.811	4,714
MFS Capital Appreciation	03	2001	7.764	5.716	19,638
MFS Capital Appreciation	03	2000	10.000	7.764	4,444

MFS Capital Appreciation	04	2005	5.258	5.224	8,422
MFS Capital Appreciation	04	2004	4.811	5.258	16,621
MFS Capital Appreciation	04	2003	3.797	4.811	18,479
MFS Capital Appreciation	04	2002	5.704	3.797	20,322
MFS Capital Appreciation	04	2001	7.758	5.704	23,553
MFS Capital Appreciation	04	2000	10.000	7.758	8,012

MFS Capital Appreciation	05	2005	5.234	5.195	18,052
MFS Capital Appreciation	05	2004	4.794	5.234	27,705
MFS Capital Appreciation	05	2003	3.787	4.794	29,490
MFS Capital Appreciation	05	2002	5.695	3.787	27,653
MFS Capital Appreciation	05	2001	7.755	5.695	51,845
MFS Capital Appreciation	05	2000	10.000	7.755	31,397

MFS Capital Appreciation	06	2005	5.199	5.152	76
MFS Capital Appreciation	06	2004	4.769	5.199	77
MFS Capital Appreciation	06	2003	3.773	4.769	78
MFS Capital Appreciation	06	2002	5.683	3.773	2,363
MFS Capital Appreciation	06	2001	7.749	5.683	2,729
MFS Capital Appreciation	06	2000	10.000	7.749	638

MFS Emerging Growth	01	2005	4.754	5.129	0
MFS Emerging Growth	01	2004	4.247	4.754	0
MFS Emerging Growth	01	2003	3.268	4.247	0
MFS Emerging Growth	01	2002	5.022	3.268	0
MFS Emerging Growth	01	2001	7.767	5.022	17,562
MFS Emerging Growth	01	2000	10.000	7.767	0

MFS Emerging Growth	02	2005	4.722	5.087	0
MFS Emerging Growth	02	2004	4.225	4.722	0
MFS Emerging Growth	02	2003	3.255	4.225	0
MFS Emerging Growth	02	2002	5.011	3.255	0
MFS Emerging Growth	02	2001	7.761	5.011	0
MFS Emerging Growth	02	2000	10.000	7.761	0

MFS Emerging Growth	03	2005	4.701	5.059	54,293
MFS Emerging Growth	03	2004	4.210	4.701	65,121
MFS Emerging Growth	03	2003	3.247	4.210	65,079
MFS Emerging Growth	03	2002	5.003	3.247	62,855
MFS Emerging Growth	03	2001	7.758	5.003	87,104
MFS Emerging Growth	03	2000	10.000	7.758	12,704

MFS Emerging Growth	04	2005	4.669	5.017	10,470
MFS Emerging Growth	04	2004	4.188	4.669	20,619
MFS Emerging Growth	04	2003	3.235	4.188	35,718
MFS Emerging Growth	04	2002	4.992	3.235	52,612
MFS Emerging Growth	04	2001	7.752	4.992	63,115
MFS Emerging Growth	04	2000	10.000	7.752	39,716

MFS Emerging Growth	05	2005	4.648	4.989	5,919
MFS Emerging Growth	05	2004	4.174	4.648	8,560
MFS Emerging Growth	05	2003	3.227	4.174	15,994
MFS Emerging Growth	05	2002	4.985	3.227	34,019
MFS Emerging Growth	05	2001	7.749	4.985	46,771
MFS Emerging Growth	05	2000	10.000	7.749	26,653

MFS Emerging Growth	06	2005	4.616	4.948	2,634
MFS Emerging Growth	06	2004	4.152	4.616	3,614
MFS Emerging Growth	06	2003	3.215	4.152	3,620
MFS Emerging Growth	06	2002	4.974	3.215	3,641
MFS Emerging Growth	06	2001	7.743	4.974	3,799
MFS Emerging Growth	06	2000	10.000	7.743	3,923

MFS Government Securities	01	2005	12.779	12.923	0
MFS Government Securities	01	2004	12.459	12.779	0
MFS Government Securities	01	2003	12.339	12.459	0
MFS Government Securities	01	2002	11.368	12.339	0
MFS Government Securities	01	2001	10.704	11.368	8,152
MFS Government Securities	01	2000	10.000	10.704	0

MFS Government Securities	02	2005	12.693	12.817	0
MFS Government Securities	02	2004	12.394	12.693	0
MFS Government Securities	02	2003	12.293	12.394	0
MFS Government Securities	02	2002	11.343	12.293	0
MFS Government Securities	02	2001	10.696	11.343	0
MFS Government Securities	02	2000	10.000	10.696	0

MFS Government Securities	03	2005	12.635	12.746	29,570
MFS Government Securities	03	2004	12.351	12.635	32,214
MFS Government Securities	03	2003	12.263	12.351	138,993
MFS Government Securities	03	2002	11.326	12.263	170,941
MFS Government Securities	03	2001	10.691	11.326	174,779
MFS Government Securities	03	2000	10.000	10.691	9,542

MFS Government Securities	04	2005	12.550	12.640	10,937
MFS Government Securities	04	2004	12.286	12.550	11,019
MFS Government Securities	04	2003	12.217	12.286	23,596
MFS Government Securities	04	2002	11.301	12.217	35,024
MFS Government Securities	04	2001	10.684	11.301	28,241
MFS Government Securities	04	2000	10.000	10.684	564

MFS Government Securities	05	2005	12.493	12.571	18,310
MFS Government Securities	05	2004	12.243	12.493	22,050
MFS Government Securities	05	2003	12.186	12.243	40,097
MFS Government Securities	05	2002	11.285	12.186	130,449
MFS Government Securities	05	2001	10.679	11.285	82,096
MFS Government Securities	05	2000	10.000	10.679	236

MFS Government Securities	06	2005	12.408	12.466	11,455
MFS Government Securities	06	2004	12.178	12.408	12,796
MFS Government Securities	06	2003	12.141	12.178	24,719
MFS Government Securities	06	2002	11.260	12.141	75,190
MFS Government Securities	06	2001	10.672	11.260	32,571
MFS Government Securities	06	2000	10.000	10.672	0

MFS High Yield	01	2005	12.207	12.332	0
MFS High Yield	01	2004	11.273	12.207	0
MFS High Yield	01	2003	9.391	11.273	0
MFS High Yield	01	2002	9.250	9.391	0
MFS High Yield	01	2001	9.197	9.250	10,750
MFS High Yield	01	2000	10.000	9.197	0

MFS High Yield	02	2005	12.124	12.230	0
MFS High Yield	02	2004	11.214	12.124	0
MFS High Yield	02	2003	9.356	11.214	0
MFS High Yield	02	2002	9.230	9.356	0
MFS High Yield	02	2001	9.191	9.230	0
MFS High Yield	02	2000	10.000	9.191	0

MFS High Yield	03	2005	12.070	12.162	41,749
MFS High Yield	03	2004	11.175	12.070	56,552
MFS High Yield	03	2003	9.333	11.175	65,866
MFS High Yield	03	2002	9.216	9.333	54,998
MFS High Yield	03	2001	9.187	9.216	100,248
MFS High Yield	03	2000	10.000	9.187	13,536

MFS High Yield	04	2005	11.988	12.062	11,529
MFS High Yield	04	2004	11.116	11.988	19,426
MFS High Yield	04	2003	9.298	11.116	32,334
MFS High Yield	04	2002	9.196	9.298	24,115
MFS High Yield	04	2001	9.180	9.196	69,904
MFS High Yield	04	2000	10.000	9.180	11,258

MFS High Yield	05	2005	11.934	11.995	23,484
MFS High Yield	05	2004	11.077	11.934	34,505
MFS High Yield	05	2003	9.275	11.077	39,050
MFS High Yield	05	2002	9.182	9.275	24,562
MFS High Yield	05	2001	9.176	9.182	50,371
MFS High Yield	05	2000	10.000	9.176	10,690

MFS High Yield	06	2005	11.853	11.896	3,474
MFS High Yield	06	2004	11.019	11.853	6,358
MFS High Yield	06	2003	9.240	11.019	8,217
MFS High Yield	06	2002	9.162	9.240	7,431
MFS High Yield	06	2001	9.170	9.162	11,367
MFS High Yield	06	2000	10.000	9.170	0

MFS Utilities	01	2005	9.473	10.984	0
MFS Utilities	01	2004	7.351	9.473	0
MFS Utilities	01	2003	5.458	7.351	0
MFS Utilities	01	2002	7.251	5.458	0
MFS Utilities	01	2001	9.692	7.251	0
MFS Utilities	01	2000	10.000	9.692	0

MFS Utilities	02	2005	9.409	10.893	0
MFS Utilities	02	2004	7.313	9.409	0
MFS Utilities	02	2003	5.437	7.313	0
MFS Utilities	02	2002	7.235	5.437	0
MFS Utilities	02	2001	9.685	7.235	0
MFS Utilities	02	2000	10.000	9.685	0

MFS Utilities	03	2005	9.367	10.833	15,790
MFS Utilities	03	2004	7.287	9.367	11,412
MFS Utilities	03	2003	5.424	7.287	19,582
MFS Utilities	03	2002	7.224	5.424	19,525
MFS Utilities	03	2001	9.681	7.224	33,575
MFS Utilities	03	2000	10.000	9.681	17,805

MFS Utilities	04	2005	9.304	10.744	16,033
MFS Utilities	04	2004	7.249	9.304	17,286
MFS Utilities	04	2003	5.404	7.249	21,402
MFS Utilities	04	2002	7.208	5.404	24,367
MFS Utilities	04	2001	9.674	7.208	68,619
MFS Utilities	04	2000	10.000	9.674	19,589

MFS Utilities	05	2005	9.261	10.684	18,875
MFS Utilities	05	2004	7.223	9.261	19,133
MFS Utilities	05	2003	5.390	7.223	17,706
MFS Utilities	05	2002	7.197	5.390	17,221
MFS Utilities	05	2001	9.670	7.197	32,504
MFS Utilities	05	2000	10.000	9.670	6,770

MFS Utilities	06	2005	9.199	10.596	8,819
MFS Utilities	06	2004	7.185	9.199	7,495
MFS Utilities	06	2003	5.370	7.185	7,501
MFS Utilities	06	2002	7.181	5.370	15,428
MFS Utilities	06	2001	9.663	7.181	23,747
MFS Utilities	06	2000	10.000	9.663	3,284

MFS/Sun Life Capital Appreciation Series S Class	01	2005	9.007	8.960	0
MFS/Sun Life Capital Appreciation Series S Class	01	2004	8.225	9.007	0
MFS/Sun Life Capital Appreciation Series S Class	01	2003	6.483	8.225	0
MFS/Sun Life Capital Appreciation Series S Class	01	2002	9.725	6.483	0
MFS/Sun Life Capital Appreciation Series S Class	01	2001	10.000	9.725	0

MFS/Sun Life Capital Appreciation Series S Class	02	2005	8.961	8.901	0
MFS/Sun Life Capital Appreciation Series S Class	02	2004	8.196	8.961	0
MFS/Sun Life Capital Appreciation Series S Class	02	2003	6.470	8.196	0
MFS/Sun Life Capital Appreciation Series S Class	02	2002	9.720	6.470	0
MFS/Sun Life Capital Appreciation Series S Class	02	2001	10.000	9.720	0

MFS/Sun Life Capital Appreciation Series S Class	03	2005	8.931	8.862	1,010
MFS/Sun Life Capital Appreciation Series S Class	03	2004	8.177	8.931	2,030
MFS/Sun Life Capital Appreciation Series S Class	03	2003	6.461	8.177	6,626
MFS/Sun Life Capital Appreciation Series S Class	03	2002	9.716	6.461	1,525
MFS/Sun Life Capital Appreciation Series S Class	03	2001	10.000	9.716	5,885

MFS/Sun Life Capital Appreciation Series S Class	04	2005	8.886	8.804	1,576
MFS/Sun Life Capital Appreciation Series S Class	04	2004	8.147	8.886	1,477
MFS/Sun Life Capital Appreciation Series S Class	04	2003	6.448	8.147	1,335
MFS/Sun Life Capital Appreciation Series S Class	04	2002	9.711	6.448	232
MFS/Sun Life Capital Appreciation Series S Class	04	2001	10.000	9.711	0

MFS/Sun Life Capital Appreciation Series S Class	05	2005	8.855	8.765	2,420
MFS/Sun Life Capital Appreciation Series S Class	05	2004	8.128	8.855	2,348
MFS/Sun Life Capital Appreciation Series S Class	05	2003	6.439	8.128	2,231
MFS/Sun Life Capital Appreciation Series S Class	05	2002	9.708	6.439	2,233
MFS/Sun Life Capital Appreciation Series S Class	05	2001	10.000	9.708	932

MFS/Sun Life Capital Appreciation Series S Class	06	2005	8.810	8.707	0
MFS/Sun Life Capital Appreciation Series S Class	06	2004	8.099	8.810	0
MFS/Sun Life Capital Appreciation Series S Class	06	2003	6.426	8.099	0
MFS/Sun Life Capital Appreciation Series S Class	06	2002	9.703	6.426	0
MFS/Sun Life Capital Appreciation Series S Class	06	2001	10.000	9.703	0

MFS/Sun Life Emerging Growth Series S Class	01	2005	9.127	9.826	0
MFS/Sun Life Emerging Growth Series S Class	01	2004	8.174	9.127	0
MFS/Sun Life Emerging Growth Series S Class	01	2003	6.306	8.174	0
MFS/Sun Life Emerging Growth Series S Class	01	2002	9.717	6.306	0
MFS/Sun Life Emerging Growth Series S Class	01	2001	10.000	9.717	0

MFS/Sun Life Emerging Growth Series S Class	02	2005	9.081	9.761	0
MFS/Sun Life Emerging Growth Series S Class	02	2004	8.145	9.081	0
MFS/Sun Life Emerging Growth Series S Class	02	2003	6.293	8.145	0
MFS/Sun Life Emerging Growth Series S Class	02	2002	9.712	6.293	0
MFS/Sun Life Emerging Growth Series S Class	02	2001	10.000	9.712	0

MFS/Sun Life Emerging Growth Series S Class	03	2005	9.050	9.718	1,372
MFS/Sun Life Emerging Growth Series S Class	03	2004	8.126	9.050	1,474
MFS/Sun Life Emerging Growth Series S Class	03	2003	6.284	8.126	1,377
MFS/Sun Life Emerging Growth Series S Class	03	2002	9.709	6.284	6,515
MFS/Sun Life Emerging Growth Series S Class	03	2001	10.000	9.709	8,923

MFS/Sun Life Emerging Growth Series S Class	04	2005	9.004	9.654	695
MFS/Sun Life Emerging Growth Series S Class	04	2004	8.097	9.004	4,575
MFS/Sun Life Emerging Growth Series S Class	04	2003	6.271	8.097	2,076
MFS/Sun Life Emerging Growth Series S Class	04	2002	9.704	6.271	2,080
MFS/Sun Life Emerging Growth Series S Class	04	2001	10.000	9.704	3,114

MFS/Sun Life Emerging Growth Series S Class	05	2005	8.974	9.611	950
MFS/Sun Life Emerging Growth Series S Class	05	2004	8.077	8.974	1,690
MFS/Sun Life Emerging Growth Series S Class	05	2003	6.263	8.077	3,990
MFS/Sun Life Emerging Growth Series S Class	05	2002	9.700	6.263	2,167
MFS/Sun Life Emerging Growth Series S Class	05	2001	10.000	9.700	2,169

MFS/Sun Life Emerging Growth Series S Class	06	2005	8.928	9.548	2,476
MFS/Sun Life Emerging Growth Series S Class	06	2004	8.049	8.928	2,479
MFS/Sun Life Emerging Growth Series S Class	06	2003	6.250	8.049	2,481
MFS/Sun Life Emerging Growth Series S Class	06	2002	9.695	6.250	2,485
MFS/Sun Life Emerging Growth Series S Class	06	2001	10.000	9.695	125

MFS/Sun Life Government Securities Series S Class	01	2005	11.296	11.390	0
MFS/Sun Life Government Securities Series S Class	01	2004	11.036	11.296	0
MFS/Sun Life Government Securities Series S Class	01	2003	10.959	11.036	0
MFS/Sun Life Government Securities Series S Class	01	2002	10.124	10.959	0
MFS/Sun Life Government Securities Series S Class	01	2001	10.000	10.124	0

MFS/Sun Life Government Securities Series S Class	02	2005	11.239	11.316	0
MFS/Sun Life Government Securities Series S Class	02	2004	10.997	11.239	0
MFS/Sun Life Government Securities Series S Class	02	2003	10.937	10.997	0
MFS/Sun Life Government Securities Series S Class	02	2002	10.118	10.937	0
MFS/Sun Life Government Securities Series S Class	02	2001	10.000	10.118	0

MFS/Sun Life Government Securities Series S Class	03	2005	11.201	11.266	47,148
MFS/Sun Life Government Securities Series S Class	03	2004	10.971	11.201	65,805
MFS/Sun Life Government Securities Series S Class	03	2003	10.922	10.971	148,287
MFS/Sun Life Government Securities Series S Class	03	2002	10.115	10.922	187,668
MFS/Sun Life Government Securities Series S Class	03	2001	10.000	10.115	23,000

MFS/Sun Life Government Securities Series S Class	04	2005	11.144	11.192	29,661
MFS/Sun Life Government Securities Series S Class	04	2004	10.931	11.144	22,315
MFS/Sun Life Government Securities Series S Class	04	2003	10.900	10.931	35,713
MFS/Sun Life Government Securities Series S Class	04	2002	10.110	10.900	81,523
MFS/Sun Life Government Securities Series S Class	04	2001	10.000	10.110	9,048

MFS/Sun Life Government Securities Series S Class	05	2005	11.106	11.142	16,379
MFS/Sun Life Government Securities Series S Class	05	2004	10.905	11.106	14,710
MFS/Sun Life Government Securities Series S Class	05	2003	10.885	10.905	116,133
MFS/Sun Life Government Securities Series S Class	05	2002	10.106	10.885	164,624
MFS/Sun Life Government Securities Series S Class	05	2001	10.000	10.106	125,529

MFS/Sun Life Government Securities Series S Class	06	2005	11.049	11.069	23,064
MFS/Sun Life Government Securities Series S Class	06	2004	10.866	11.049	32,241
MFS/Sun Life Government Securities Series S Class	06	2003	10.863	10.866	36,584
MFS/Sun Life Government Securities Series S Class	06	2002	10.101	10.863	67,620
MFS/Sun Life Government Securities Series S Class	06	2001	10.000	10.101	10,442

MFS/Sun Life High Yield Series S Class	01	2005	12.957	13.056	0
MFS/Sun Life High Yield Series S Class	01	2004	11.985	12.957	0
MFS/Sun Life High Yield Series S Class	01	2003	10.003	11.985	10,714
MFS/Sun Life High Yield Series S Class	01	2002	9.891	10.003	21,901
MFS/Sun Life High Yield Series S Class	01	2001	10.000	9.891	0

MFS/Sun Life High Yield Series S Class	02	2005	12.892	12.971	0
MFS/Sun Life High Yield Series S Class	02	2004	11.943	12.892	0
MFS/Sun Life High Yield Series S Class	02	2003	9.983	11.943	0
MFS/Sun Life High Yield Series S Class	02	2002	9.886	9.983	0
MFS/Sun Life High Yield Series S Class	02	2001	10.000	9.886	0

MFS/Sun Life High Yield Series S Class	03	2005	12.848	12.914	46,585
MFS/Sun Life High Yield Series S Class	03	2004	11.914	12.848	42,365
MFS/Sun Life High Yield Series S Class	03	2003	9.969	11.914	60,188
MFS/Sun Life High Yield Series S Class	03	2002	9.882	9.969	61,875
MFS/Sun Life High Yield Series S Class	03	2001	10.000	9.882	13,504

MFS/Sun Life High Yield Series S Class	04	2005	12.783	12.828	10,149
MFS/Sun Life High Yield Series S Class	04	2004	11.872	12.783	6,771
MFS/Sun Life High Yield Series S Class	04	2003	9.949	11.872	8,195
MFS/Sun Life High Yield Series S Class	04	2002	9.877	9.949	5,738
MFS/Sun Life High Yield Series S Class	04	2001	10.000	9.877	3,663

MFS/Sun Life High Yield Series S Class	05	2005	12.739	12.772	10,884
MFS/Sun Life High Yield Series S Class	05	2004	11.844	12.739	10,274
MFS/Sun Life High Yield Series S Class	05	2003	9.935	11.844	12,864
MFS/Sun Life High Yield Series S Class	05	2002	9.873	9.935	15,701
MFS/Sun Life High Yield Series S Class	05	2001	10.000	9.873	3,348

MFS/Sun Life High Yield Series S Class	06	2005	12.674	12.688	30,407
MFS/Sun Life High Yield Series S Class	06	2004	11.801	12.674	30,303
MFS/Sun Life High Yield Series S Class	06	2003	9.915	11.801	34,336
MFS/Sun Life High Yield Series S Class	06	2002	9.868	9.915	30,719
MFS/Sun Life High Yield Series S Class	06	2001	10.000	9.868	9,483

MFS/Sun Life Massachusetts Investors Growth Series	01	2005	5.982	6.172	0
MFS/Sun Life Massachusetts Investors Growth Series	01	2004	5.521	5.982	0
MFS/Sun Life Massachusetts Investors Growth Series	01	2003	4.526	5.521	0
MFS/Sun Life Massachusetts Investors Growth Series	01	2002	6.365	4.526	0
MFS/Sun Life Massachusetts Investors Growth Series	01	2001	8.574	6.365	0
MFS/Sun Life Massachusetts Investors Growth Series	01	2000	10.000	8.574	0

MFS/Sun Life Massachusetts Investors Growth Series	02	2005	5.941	6.121	0
MFS/Sun Life Massachusetts Investors Growth Series	02	2004	5.492	5.941	0
MFS/Sun Life Massachusetts Investors Growth Series	02	2003	4.510	5.492	0
MFS/Sun Life Massachusetts Investors Growth Series	02	2002	6.351	4.510	0
MFS/Sun Life Massachusetts Investors Growth Series	02	2001	8.568	6.351	0
MFS/Sun Life Massachusetts Investors Growth Series	02	2000	10.000	8.568	0

MFS/Sun Life Massachusetts Investors Growth Series	03	2005	5.914	6.087	22,574
MFS/Sun Life Massachusetts Investors Growth Series	03	2004	5.473	5.914	37,914
MFS/Sun Life Massachusetts Investors Growth Series	03	2003	4.498	5.473	54,334
MFS/Sun Life Massachusetts Investors Growth Series	03	2002	6.341	4.498	57,267
MFS/Sun Life Massachusetts Investors Growth Series	03	2001	8.564	6.341	85,239
MFS/Sun Life Massachusetts Investors Growth Series	03	2000	10.000	8.564	21,599

MFS/Sun Life Massachusetts Investors Growth Series	04	2005	5.874	6.036	19,182
MFS/Sun Life Massachusetts Investors Growth Series	04	2004	5.444	5.874	28,389
MFS/Sun Life Massachusetts Investors Growth Series	04	2003	4.481	5.444	36,646
MFS/Sun Life Massachusetts Investors Growth Series	04	2002	6.327	4.481	50,725
MFS/Sun Life Massachusetts Investors Growth Series	04	2001	8.558	6.327	60,475
MFS/Sun Life Massachusetts Investors Growth Series	04	2000	10.000	8.558	26,970

MFS/Sun Life Massachusetts Investors Growth Series	05	2005	5.848	6.003	35,319
MFS/Sun Life Massachusetts Investors Growth Series	05	2004	5.425	5.848	43,170
MFS/Sun Life Massachusetts Investors Growth Series	05	2003	4.470	5.425	55,635
MFS/Sun Life Massachusetts Investors Growth Series	05	2002	6.318	4.470	74,198
MFS/Sun Life Massachusetts Investors Growth Series	05	2001	8.554	6.318	87,458
MFS/Sun Life Massachusetts Investors Growth Series	05	2000	10.000	8.554	23,606

MFS/Sun Life Massachusetts Investors Growth Series	06	2005	5.808	5.953	7,229
MFS/Sun Life Massachusetts Investors Growth Series	06	2004	5.396	5.808	7,426
MFS/Sun Life Massachusetts Investors Growth Series	06	2003	4.454	5.396	8,415
MFS/Sun Life Massachusetts Investors Growth Series	06	2002	6.304	4.454	11,418
MFS/Sun Life Massachusetts Investors Growth Series	06	2001	8.548	6.304	12,145
MFS/Sun Life Massachusetts Investors Growth Series	06	2000	10.000	8.548	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2005	9.121	9.391	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2004	8.438	9.121	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2003	6.949	8.438	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2002	9.779	6.949	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2001	10.000	9.779	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2005	9.075	9.329	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2004	8.408	9.075	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2003	6.934	8.408	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2002	9.774	6.934	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2001	10.000	9.774	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2005	9.044	9.288	9,097
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2004	8.388	9.044	19,011
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2003	6.925	8.388	20,965
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2002	9.770	6.925	16,550
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2001	10.000	9.770	10,907

MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2005	8.998	9.227	16,875
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2004	8.358	8.998	20,248
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2003	6.911	8.358	18,646
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2002	9.765	6.911	19,866
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2001	10.000	9.765	15,020

MFS/Sun Life Massachusetts Investors Growth Series S Class	05	2005	8.967	9.186	11,382
MFS/Sun Life Massachusetts Investors Growth Series S Class	05	2004	8.338	8.967	12,824
MFS/Sun Life Massachusetts Investors Growth Series S Class	05	2003	6.901	8.338	14,505
MFS/Sun Life Massachusetts Investors Growth Series S Class	05	2002	9.762	6.901	15,529
MFS/Sun Life Massachusetts Investors Growth Series S Class	05	2001	10.000	9.762	2,767

MFS/Sun Life Massachusetts Investors Growth Series S Class	06	2005	8.922	9.126	23,412
MFS/Sun Life Massachusetts Investors Growth Series S Class	06	2004	8.308	8.922	23,778
MFS/Sun Life Massachusetts Investors Growth Series S Class	06	2003	6.887	8.308	27,723
MFS/Sun Life Massachusetts Investors Growth Series S Class	06	2002	9.757	6.887	30,029
MFS/Sun Life Massachusetts Investors Growth Series S Class	06	2001	10.000	9.757	9,793

MFS/Sun Life Massachusetts Investors Trust Series	01	2005	8.364	8.905	0
MFS/Sun Life Massachusetts Investors Trust Series	01	2004	7.556	8.364	0
MFS/Sun Life Massachusetts Investors Trust Series	01	2003	6.223	7.556	0
MFS/Sun Life Massachusetts Investors Trust Series	01	2002	7.992	6.223	0
MFS/Sun Life Massachusetts Investors Trust Series	01	2001	9.595	7.992	0
MFS/Sun Life Massachusetts Investors Trust Series	01	2000	10.000	9.595	0

MFS/Sun Life Massachusetts Investors Trust Series	02	2005	8.308	8.832	0
MFS/Sun Life Massachusetts Investors Trust Series	02	2004	7.517	8.308	0
MFS/Sun Life Massachusetts Investors Trust Series	02	2003	6.200	7.517	0
MFS/Sun Life Massachusetts Investors Trust Series	02	2002	7.974	6.200	0
MFS/Sun Life Massachusetts Investors Trust Series	02	2001	9.588	7.974	0
MFS/Sun Life Massachusetts Investors Trust Series	02	2000	10.000	9.588	0

MFS/Sun Life Massachusetts Investors Trust Series	03	2005	8.270	8.783	23,379
MFS/Sun Life Massachusetts Investors Trust Series	03	2004	7.490	8.270	37,334
MFS/Sun Life Massachusetts Investors Trust Series	03	2003	6.184	7.490	37,368
MFS/Sun Life Massachusetts Investors Trust Series	03	2002	7.962	6.184	41,912
MFS/Sun Life Massachusetts Investors Trust Series	03	2001	9.584	7.962	60,134
MFS/Sun Life Massachusetts Investors Trust Series	03	2000	10.000	9.584	15,447

MFS/Sun Life Massachusetts Investors Trust Series	04	2005	8.214	8.711	25,170
MFS/Sun Life Massachusetts Investors Trust Series	04	2004	7.451	8.214	32,700
MFS/Sun Life Massachusetts Investors Trust Series	04	2003	6.161	7.451	39,674
MFS/Sun Life Massachusetts Investors Trust Series	04	2002	7.945	6.161	60,899
MFS/Sun Life Massachusetts Investors Trust Series	04	2001	9.577	7.945	74,097
MFS/Sun Life Massachusetts Investors Trust Series	04	2000	10.000	9.577	7,517

MFS/Sun Life Massachusetts Investors Trust Series	05	2005	8.177	8.662	27,809
MFS/Sun Life Massachusetts Investors Trust Series	05	2004	7.425	8.177	29,162
MFS/Sun Life Massachusetts Investors Trust Series	05	2003	6.146	7.425	40,776
MFS/Sun Life Massachusetts Investors Trust Series	05	2002	7.933	6.146	38,370
MFS/Sun Life Massachusetts Investors Trust Series	05	2001	9.573	7.933	47,197
MFS/Sun Life Massachusetts Investors Trust Series	05	2000	10.000	9.573	1,955

MFS/Sun Life Massachusetts Investors Trust Series	06	2005	8.122	8.591	2,169
MFS/Sun Life Massachusetts Investors Trust Series	06	2004	7.386	8.122	2,694
MFS/Sun Life Massachusetts Investors Trust Series	06	2003	6.123	7.386	2,699
MFS/Sun Life Massachusetts Investors Trust Series	06	2002	7.915	6.123	2,741
MFS/Sun Life Massachusetts Investors Trust Series	06	2001	9.566	7.915	3,505
MFS/Sun Life Massachusetts Investors Trust Series	06	2000	10.000	9.566	1,307

MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2005	10.050	10.672	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2004	9.099	10.050	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2003	7.517	9.099	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2002	9.674	7.517	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2001	10.000	9.674	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2005	9.999	10.601	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2004	9.066	9.999	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2003	7.502	9.066	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2002	9.669	7.502	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2001	10.000	9.669	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2005	9.965	10.555	23,053
MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2004	9.045	9.965	24,461
MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2003	7.491	9.045	27,215
MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2002	9.666	7.491	27,864
MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2001	10.000	9.666	22,336

MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2005	9.914	10.485	14,880
MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2004	9.013	9.914	17,737
MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2003	7.476	9.013	16,766
MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2002	9.661	7.476	17,974
MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2001	10.000	9.661	11,335

MFS/Sun Life Massachusetts Investors Trust Series S Class	05	2005	9.881	10.439	5,870
MFS/Sun Life Massachusetts Investors Trust Series S Class	05	2004	8.991	9.881	10,572
MFS/Sun Life Massachusetts Investors Trust Series S Class	05	2003	7.466	8.991	12,416
MFS/Sun Life Massachusetts Investors Trust Series S Class	05	2002	9.657	7.466	13,372
MFS/Sun Life Massachusetts Investors Trust Series S Class	05	2001	10.000	9.657	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	06	2005	9.830	10.370	2,585
MFS/Sun Life Massachusetts Investors Trust Series S Class	06	2004	8.959	9.830	2,850
MFS/Sun Life Massachusetts Investors Trust Series S Class	06	2003	7.451	8.959	2,841
MFS/Sun Life Massachusetts Investors Trust Series S Class	06	2002	9.652	7.451	6,574
MFS/Sun Life Massachusetts Investors Trust Series S Class	06	2001	10.000	9.652	4,443

MFS/Sun Life New Discovery Series S Class	01	2005	9.564	9.923	1,602
MFS/Sun Life New Discovery Series S Class	01	2004	9.025	9.564	1,543
MFS/Sun Life New Discovery Series S Class	01	2003	6.762	9.025	1,483
MFS/Sun Life New Discovery Series S Class	01	2002	10.312	6.762	1,656
MFS/Sun Life New Discovery Series S Class	01	2001	10.000	10.312	0

MFS/Sun Life New Discovery Series S Class	02	2005	9.516	9.858	0
MFS/Sun Life New Discovery Series S Class	02	2004	8.993	9.516	0
MFS/Sun Life New Discovery Series S Class	02	2003	6.748	8.993	0
MFS/Sun Life New Discovery Series S Class	02	2002	10.306	6.748	0
MFS/Sun Life New Discovery Series S Class	02	2001	10.000	10.306	0

MFS/Sun Life New Discovery Series S Class	03	2005	9.484	9.815	45,151
MFS/Sun Life New Discovery Series S Class	03	2004	8.971	9.484	62,446
MFS/Sun Life New Discovery Series S Class	03	2003	6.739	8.971	65,585
MFS/Sun Life New Discovery Series S Class	03	2002	10.303	6.739	44,997
MFS/Sun Life New Discovery Series S Class	03	2001	10.000	10.303	5,480

MFS/Sun Life New Discovery Series S Class	04	2005	9.435	9.750	36,083
MFS/Sun Life New Discovery Series S Class	04	2004	8.939	9.435	37,552
MFS/Sun Life New Discovery Series S Class	04	2003	6.725	8.939	41,555
MFS/Sun Life New Discovery Series S Class	04	2002	10.297	6.725	25,085
MFS/Sun Life New Discovery Series S Class	04	2001	10.000	10.297	3,219

MFS/Sun Life New Discovery Series S Class	05	2005	9.403	9.707	20,917
MFS/Sun Life New Discovery Series S Class	05	2004	8.918	9.403	25,358
MFS/Sun Life New Discovery Series S Class	05	2003	6.716	8.918	26,706
MFS/Sun Life New Discovery Series S Class	05	2002	10.294	6.716	21,237
MFS/Sun Life New Discovery Series S Class	05	2001	10.000	10.294	3,235

MFS/Sun Life New Discovery Series S Class	06	2005	9.355	9.643	60,989
MFS/Sun Life New Discovery Series S Class	06	2004	8.886	9.355	58,716
MFS/Sun Life New Discovery Series S Class	06	2003	6.702	8.886	54,260
MFS/Sun Life New Discovery Series S Class	06	2002	10.288	6.702	42,157
MFS/Sun Life New Discovery Series S Class	06	2001	10.000	10.288	2,613

MFS/Sun Life Series Trust New Discovery Series	01	2005	7.532	7.833	0
MFS/Sun Life Series Trust New Discovery Series	01	2004	7.089	7.532	0
MFS/Sun Life Series Trust New Discovery Series	01	2003	5.301	7.089	0
MFS/Sun Life Series Trust New Discovery Series	01	2002	8.059	5.301	0
MFS/Sun Life Series Trust New Discovery Series	01	2001	8.593	8.059	6,179
MFS/Sun Life Series Trust New Discovery Series	01	2000	10.000	8.593	0

MFS/Sun Life Series Trust New Discovery Series	02	2005	7.481	7.768	0
MFS/Sun Life Series Trust New Discovery Series	02	2004	7.052	7.481	0
MFS/Sun Life Series Trust New Discovery Series	02	2003	5.281	7.052	0
MFS/Sun Life Series Trust New Discovery Series	02	2002	8.041	5.281	0
MFS/Sun Life Series Trust New Discovery Series	02	2001	8.587	8.041	0
MFS/Sun Life Series Trust New Discovery Series	02	2000	10.000	8.587	0

MFS/Sun Life Series Trust New Discovery Series	03	2005	7.447	7.725	64,648
MFS/Sun Life Series Trust New Discovery Series	03	2004	7.027	7.447	87,304
MFS/Sun Life Series Trust New Discovery Series	03	2003	5.268	7.027	90,724
MFS/Sun Life Series Trust New Discovery Series	03	2002	8.029	5.268	93,458
MFS/Sun Life Series Trust New Discovery Series	03	2001	8.583	8.029	50,322
MFS/Sun Life Series Trust New Discovery Series	03	2000	10.000	8.583	17,598

MFS/Sun Life Series Trust New Discovery Series	04	2005	7.397	7.661	79,281
MFS/Sun Life Series Trust New Discovery Series	04	2004	6.990	7.397	99,845
MFS/Sun Life Series Trust New Discovery Series	04	2003	5.248	6.990	94,555
MFS/Sun Life Series Trust New Discovery Series	04	2002	8.011	5.248	96,377
MFS/Sun Life Series Trust New Discovery Series	04	2001	8.577	8.011	41,379
MFS/Sun Life Series Trust New Discovery Series	04	2000	10.000	8.577	21,078

MFS/Sun Life Series Trust New Discovery Series	05	2005	7.363	7.619	57,661
MFS/Sun Life Series Trust New Discovery Series	05	2004	6.966	7.363	67,971
MFS/Sun Life Series Trust New Discovery Series	05	2003	5.235	6.966	64,448
MFS/Sun Life Series Trust New Discovery Series	05	2002	8.000	5.235	59,442
MFS/Sun Life Series Trust New Discovery Series	05	2001	8.573	8.000	48,492
MFS/Sun Life Series Trust New Discovery Series	05	2000	10.000	8.573	16,271

MFS/Sun Life Series Trust New Discovery Series	06	2005	7.313	7.556	24,843
MFS/Sun Life Series Trust New Discovery Series	06	2004	6.929	7.313	31,277
MFS/Sun Life Series Trust New Discovery Series	06	2003	5.215	6.929	23,328
MFS/Sun Life Series Trust New Discovery Series	06	2002	7.982	5.215	19,981
MFS/Sun Life Series Trust New Discovery Series	06	2001	8.567	7.982	12,102
MFS/Sun Life Series Trust New Discovery Series	06	2000	10.000	8.567	312

MFS/Sun Life Series Trust Total Return Series	01	2005	13.198	13.441	0
MFS/Sun Life Series Trust Total Return Series	01	2004	11.978	13.198	0
MFS/Sun Life Series Trust Total Return Series	01	2003	10.343	11.978	0
MFS/Sun Life Series Trust Total Return Series	01	2002	11.098	10.343	0
MFS/Sun Life Series Trust Total Return Series	01	2001	11.170	11.098	0
MFS/Sun Life Series Trust Total Return Series	01	2000	10.000	11.170	0

MFS/Sun Life Series Trust Total Return Series	02	2005	13.109	13.330	0
MFS/Sun Life Series Trust Total Return Series	02	2004	11.915	13.109	0
MFS/Sun Life Series Trust Total Return Series	02	2003	10.305	11.915	0
MFS/Sun Life Series Trust Total Return Series	02	2002	11.073	10.305	0
MFS/Sun Life Series Trust Total Return Series	02	2001	11.163	11.073	0
MFS/Sun Life Series Trust Total Return Series	02	2000	10.000	11.163	0

MFS/Sun Life Series Trust Total Return Series	03	2005	13.049	13.256	21,095
MFS/Sun Life Series Trust Total Return Series	03	2004	11.873	13.049	27,417
MFS/Sun Life Series Trust Total Return Series	03	2003	10.279	11.873	29,136
MFS/Sun Life Series Trust Total Return Series	03	2002	11.057	10.279	32,352
MFS/Sun Life Series Trust Total Return Series	03	2001	11.158	11.057	46,689
MFS/Sun Life Series Trust Total Return Series	03	2000	10.000	11.158	3,383

MFS/Sun Life Series Trust Total Return Series	04	2005	12.961	13.147	28,908
MFS/Sun Life Series Trust Total Return Series	04	2004	11.811	12.961	29,782
MFS/Sun Life Series Trust Total Return Series	04	2003	10.241	11.811	31,322
MFS/Sun Life Series Trust Total Return Series	04	2002	11.032	10.241	36,722
MFS/Sun Life Series Trust Total Return Series	04	2001	11.150	11.032	36,822
MFS/Sun Life Series Trust Total Return Series	04	2000	10.000	11.150	5,632

MFS/Sun Life Series Trust Total Return Series	05	2005	12.903	13.074	25,926
MFS/Sun Life Series Trust Total Return Series	05	2004	11.770	12.903	35,435
MFS/Sun Life Series Trust Total Return Series	05	2003	10.215	11.770	43,181
MFS/Sun Life Series Trust Total Return Series	05	2002	11.016	10.215	41,104
MFS/Sun Life Series Trust Total Return Series	05	2001	11.145	11.016	53,754
MFS/Sun Life Series Trust Total Return Series	05	2000	10.000	11.145	3,645

MFS/Sun Life Series Trust Total Return Series	06	2005	12.815	12.966	9,434
MFS/Sun Life Series Trust Total Return Series	06	2004	11.708	12.815	12,581
MFS/Sun Life Series Trust Total Return Series	06	2003	10.177	11.708	33,907
MFS/Sun Life Series Trust Total Return Series	06	2002	10.992	10.177	22,015
MFS/Sun Life Series Trust Total Return Series	06	2001	11.137	10.992	35,109
MFS/Sun Life Series Trust Total Return Series	06	2000	10.000	11.137	0

MFS/Sun Life Total Return Series S Class	01	2005	11.770	11.962	0
MFS/Sun Life Total Return Series S Class	01	2004	10.714	11.770	0
MFS/Sun Life Total Return Series S Class	01	2003	9.277	10.714	0
MFS/Sun Life Total Return Series S Class	01	2002	9.971	9.277	0
MFS/Sun Life Total Return Series S Class	01	2001	10.000	9.971	0

MFS/Sun Life Total Return Series S Class	02	2005	11.710	11.884	0
MFS/Sun Life Total Return Series S Class	02	2004	10.675	11.710	0
MFS/Sun Life Total Return Series S Class	02	2003	9.258	10.675	0
MFS/Sun Life Total Return Series S Class	02	2002	9.966	9.258	0
MFS/Sun Life Total Return Series S Class	02	2001	10.000	9.966	0

MFS/Sun Life Total Return Series S Class	03	2005	11.671	11.831	122,399
MFS/Sun Life Total Return Series S Class	03	2004	10.650	11.671	153,471
MFS/Sun Life Total Return Series S Class	03	2003	9.245	10.650	166,972
MFS/Sun Life Total Return Series S Class	03	2002	9.963	9.245	176,717
MFS/Sun Life Total Return Series S Class	03	2001	10.000	9.963	32,892

MFS/Sun Life Total Return Series S Class	04	2005	11.611	11.753	72,827
MFS/Sun Life Total Return Series S Class	04	2004	10.612	11.611	88,027
MFS/Sun Life Total Return Series S Class	04	2003	9.226	10.612	81,465
MFS/Sun Life Total Return Series S Class	04	2002	9.957	9.226	88,115
MFS/Sun Life Total Return Series S Class	04	2001	10.000	9.957	20,710

MFS/Sun Life Total Return Series S Class	05	2005	11.572	11.702	28,407
MFS/Sun Life Total Return Series S Class	05	2004	10.587	11.572	34,063
MFS/Sun Life Total Return Series S Class	05	2003	9.214	10.587	48,958
MFS/Sun Life Total Return Series S Class	05	2002	9.954	9.214	43,837
MFS/Sun Life Total Return Series S Class	05	2001	10.000	9.954	8,577

MFS/Sun Life Total Return Series S Class	06	2005	11.513	11.624	34,953
MFS/Sun Life Total Return Series S Class	06	2004	10.549	11.513	36,762
MFS/Sun Life Total Return Series S Class	06	2003	9.195	10.549	45,394
MFS/Sun Life Total Return Series S Class	06	2002	9.949	9.195	57,008
MFS/Sun Life Total Return Series S Class	06	2001	10.000	9.949	47,839

MFS/Sun Life Utilities Series S Class	01	2005	11.574	13.383	0
MFS/Sun Life Utilities Series S Class	01	2004	9.006	11.574	0
MFS/Sun Life Utilities Series S Class	01	2003	6.698	9.006	0
MFS/Sun Life Utilities Series S Class	01	2002	8.933	6.698	0
MFS/Sun Life Utilities Series S Class	01	2001	10.000	8.933	0

MFS/Sun Life Utilities Series S Class	02	2005	11.516	13.295	0
MFS/Sun Life Utilities Series S Class	02	2004	8.974	11.516	0
MFS/Sun Life Utilities Series S Class	02	2003	6.684	8.974	0
MFS/Sun Life Utilities Series S Class	02	2002	8.928	6.684	0
MFS/Sun Life Utilities Series S Class	02	2001	10.000	8.928	0

MFS/Sun Life Utilities Series S Class	03	2005	11.476	13.237	13,796
MFS/Sun Life Utilities Series S Class	03	2004	8.953	11.476	13,261
MFS/Sun Life Utilities Series S Class	03	2003	6.675	8.953	16,082
MFS/Sun Life Utilities Series S Class	03	2002	8.925	6.675	18,476
MFS/Sun Life Utilities Series S Class	03	2001	10.000	8.925	11,344

MFS/Sun Life Utilities Series S Class	04	2005	11.418	13.150	2,743
MFS/Sun Life Utilities Series S Class	04	2004	8.921	11.418	1,464
MFS/Sun Life Utilities Series S Class	04	2003	6.661	8.921	1,241
MFS/Sun Life Utilities Series S Class	04	2002	8.920	6.661	305
MFS/Sun Life Utilities Series S Class	04	2001	10.000	8.920	542

MFS/Sun Life Utilities Series S Class	05	2005	11.379	13.092	880
MFS/Sun Life Utilities Series S Class	05	2004	8.900	11.379	840
MFS/Sun Life Utilities Series S Class	05	2003	6.652	8.900	915
MFS/Sun Life Utilities Series S Class	05	2002	8.917	6.652	1,138
MFS/Sun Life Utilities Series S Class	05	2001	10.000	8.917	0

MFS/Sun Life Utilities Series S Class	06	2005	11.321	13.005	9,449
MFS/Sun Life Utilities Series S Class	06	2004	8.868	11.321	8,232
MFS/Sun Life Utilities Series S Class	06	2003	6.638	8.868	9,456
MFS/Sun Life Utilities Series S Class	06	2002	8.913	6.638	10,996
MFS/Sun Life Utilities Series S Class	06	2001	10.000	8.913	1,652

PIMCO Emerging Markets Bond Portfolio	01	2005	16.788	18.385	0
PIMCO Emerging Markets Bond Portfolio	01	2004	15.147	16.788	0
PIMCO Emerging Markets Bond Portfolio	01	2003	11.636	15.147	0
PIMCO Emerging Markets Bond Portfolio	01	2002	10.000	11.636	0

PIMCO Emerging Markets Bond Portfolio	02	2005	16.731	18.294	0
PIMCO Emerging Markets Bond Portfolio	02	2004	15.119	16.731	0
PIMCO Emerging Markets Bond Portfolio	02	2003	11.632	15.119	0
PIMCO Emerging Markets Bond Portfolio	02	2002	10.000	11.632	0

PIMCO Emerging Markets Bond Portfolio	03	2005	16.692	18.234	45,226
PIMCO Emerging Markets Bond Portfolio	03	2004	15.100	16.692	45,383
PIMCO Emerging Markets Bond Portfolio	03	2003	11.629	15.100	44,722
PIMCO Emerging Markets Bond Portfolio	03	2002	10.000	11.629	64,740

PIMCO Emerging Markets Bond Portfolio	04	2005	16.635	18.144	44,201
PIMCO Emerging Markets Bond Portfolio	04	2004	15.071	16.635	42,678
PIMCO Emerging Markets Bond Portfolio	04	2003	11.624	15.071	42,770
PIMCO Emerging Markets Bond Portfolio	04	2002	10.000	11.624	39,146

PIMCO Emerging Markets Bond Portfolio	05	2005	16.597	18.084	26,670
PIMCO Emerging Markets Bond Portfolio	05	2004	15.052	16.597	22,659
PIMCO Emerging Markets Bond Portfolio	05	2003	11.621	15.052	22,603
PIMCO Emerging Markets Bond Portfolio	05	2002	10.000	11.621	24,847

PIMCO Emerging Markets Bond Portfolio	06	2005	16.540	17.995	35,549
PIMCO Emerging Markets Bond Portfolio	06	2004	15.023	16.540	36,069
PIMCO Emerging Markets Bond Portfolio	06	2003	11.617	15.023	29,505
PIMCO Emerging Markets Bond Portfolio	06	2002	10.000	11.617	24,911

PIMCO High Yield Portfolio	01	2005	14.265	14.683	0
PIMCO High Yield Portfolio	01	2004	13.172	14.265	0
PIMCO High Yield Portfolio	01	2003	10.841	13.172	0
PIMCO High Yield Portfolio	01	2002	10.000	10.841	0

PIMCO High Yield Portfolio	02	2005	14.216	14.611	0
PIMCO High Yield Portfolio	02	2004	13.147	14.216	0
PIMCO High Yield Portfolio	02	2003	10.837	13.147	0
PIMCO High Yield Portfolio	02	2002	10.000	10.837	0

PIMCO High Yield Portfolio	03	2005	14.184	14.563	69,753
PIMCO High Yield Portfolio	03	2004	13.130	14.184	78,475
PIMCO High Yield Portfolio	03	2003	10.834	13.130	90,115
PIMCO High Yield Portfolio	03	2002	10.000	10.834	63,998

PIMCO High Yield Portfolio	04	2005	14.135	14.491	76,850
PIMCO High Yield Portfolio	04	2004	13.105	14.135	74,974
PIMCO High Yield Portfolio	04	2003	10.830	13.105	67,455
PIMCO High Yield Portfolio	04	2002	10.000	10.830	44,071

PIMCO High Yield Portfolio	05	2005	14.103	14.443	49,762
PIMCO High Yield Portfolio	05	2004	13.088	14.103	41,036
PIMCO High Yield Portfolio	05	2003	10.827	13.088	36,441
PIMCO High Yield Portfolio	05	2002	10.000	10.827	26,697

PIMCO High Yield Portfolio	06	2005	14.054	14.372	55,085
PIMCO High Yield Portfolio	06	2004	13.063	14.054	52,263
PIMCO High Yield Portfolio	06	2003	10.823	13.063	41,553
PIMCO High Yield Portfolio	06	2002	10.000	10.823	24,619

PIMCO Real Return Portfolio	01	2005	11.688	11.796	0
PIMCO Real Return Portfolio	01	2004	10.856	11.688	0
PIMCO Real Return Portfolio	01	2003	10.089	10.856	0
PIMCO Real Return Portfolio	01	2002	10.000	10.089	0

PIMCO Real Return Portfolio	02	2005	11.648	11.738	0
PIMCO Real Return Portfolio	02	2004	10.835	11.648	0
PIMCO Real Return Portfolio	02	2003	10.085	10.835	0
PIMCO Real Return Portfolio	02	2002	10.000	10.085	0

PIMCO Real Return Portfolio	03	2005	11.621	11.700	70,908
PIMCO Real Return Portfolio	03	2004	10.822	11.621	65,153
PIMCO Real Return Portfolio	03	2003	10.083	10.822	26,094
PIMCO Real Return Portfolio	03	2002	10.000	10.083	6,862

PIMCO Real Return Portfolio	04	2005	11.582	11.642	19,300
PIMCO Real Return Portfolio	04	2004	10.801	11.582	22,952
PIMCO Real Return Portfolio	04	2003	10.079	10.801	5,926
PIMCO Real Return Portfolio	04	2002	10.000	10.079	2,495

PIMCO Real Return Portfolio	05	2005	11.555	11.603	46,389
PIMCO Real Return Portfolio	05	2004	10.787	11.555	42,761
PIMCO Real Return Portfolio	05	2003	10.076	10.787	23,028
PIMCO Real Return Portfolio	05	2002	10.000	10.076	8,332

PIMCO Real Return Portfolio	06	2005	11.515	11.546	1,998
PIMCO Real Return Portfolio	06	2004	10.767	11.515	2,015
PIMCO Real Return Portfolio	06	2003	10.072	10.767	0
PIMCO Real Return Portfolio	06	2002	10.000	10.072	0

PIMCO Total Return Portfolio	01	2005	11.005	11.146	0
PIMCO Total Return Portfolio	01	2004	10.614	11.005	0
PIMCO Total Return Portfolio	01	2003	10.222	10.614	9,491
PIMCO Total Return Portfolio	01	2002	10.000	10.222	0

PIMCO Total Return Portfolio	02	2005	10.968	11.091	0
PIMCO Total Return Portfolio	02	2004	10.594	10.968	0
PIMCO Total Return Portfolio	02	2003	10.218	10.594	0
PIMCO Total Return Portfolio	02	2002	10.000	10.218	0

PIMCO Total Return Portfolio	03	2005	10.943	11.055	140,948
PIMCO Total Return Portfolio	03	2004	10.581	10.943	150,420
PIMCO Total Return Portfolio	03	2003	10.216	10.581	134,913
PIMCO Total Return Portfolio	03	2002	10.000	10.216	120,624

PIMCO Total Return Portfolio	04	2005	10.905	11.000	89,158
PIMCO Total Return Portfolio	04	2004	10.561	10.905	86,749
PIMCO Total Return Portfolio	04	2003	10.212	10.561	74,146
PIMCO Total Return Portfolio	04	2002	10.000	10.212	53,247

PIMCO Total Return Portfolio	05	2005	10.880	10.964	59,830
PIMCO Total Return Portfolio	05	2004	10.547	10.880	62,946
PIMCO Total Return Portfolio	05	2003	10.209	10.547	59,533
PIMCO Total Return Portfolio	05	2002	10.000	10.209	38,464

PIMCO Total Return Portfolio	06	2005	10.843	10.909	85,650
PIMCO Total Return Portfolio	06	2004	10.527	10.843	89,181
PIMCO Total Return Portfolio	06	2003	10.205	10.527	72,302
PIMCO Total Return Portfolio	06	2002	10.000	10.205	31,705

Rydex VT Nova Fund	01	2005	8.195	8.422	0
Rydex VT Nova Fund	01	2004	7.233	8.195	0
Rydex VT Nova Fund	01	2003	5.257	7.233	0
Rydex VT Nova Fund	01	2002	8.274	5.257	0
Rydex VT Nova Fund	01	2001	10.000	8.274	0

Rydex VT Nova Fund	02	2005	8.150	8.363	0
Rydex VT Nova Fund	02	2004	7.204	8.150	0
Rydex VT Nova Fund	02	2003	5.244	7.204	0
Rydex VT Nova Fund	02	2002	8.266	5.244	0
Rydex VT Nova Fund	02	2001	10.000	8.266	0

Rydex VT Nova Fund	03	2005	8.119	8.323	0
Rydex VT Nova Fund	03	2004	7.184	8.119	3,229
Rydex VT Nova Fund	03	2003	5.235	7.184	3,229
Rydex VT Nova Fund	03	2002	8.260	5.235	0
Rydex VT Nova Fund	03	2001	10.000	8.260	0

Rydex VT Nova Fund	04	2005	8.074	8.264	1,969
Rydex VT Nova Fund	04	2004	7.155	8.074	4,086
Rydex VT Nova Fund	04	2003	5.221	7.155	3,861
Rydex VT Nova Fund	04	2002	8.252	5.221	3,920
Rydex VT Nova Fund	04	2001	10.000	8.252	2,502

Rydex VT Nova Fund	05	2005	8.044	8.225	0
Rydex VT Nova Fund	05	2004	7.136	8.044	0
Rydex VT Nova Fund	05	2003	5.212	7.136	0
Rydex VT Nova Fund	05	2002	8.246	5.212	0
Rydex VT Nova Fund	05	2001	10.000	8.246	3,387

Rydex VT Nova Fund	06	2005	7.999	8.167	3,356
Rydex VT Nova Fund	06	2004	7.107	7.999	3,356
Rydex VT Nova Fund	06	2003	5.199	7.107	3,356
Rydex VT Nova Fund	06	2002	8.238	5.199	0
Rydex VT Nova Fund	06	2001	10.000	8.238	0

Rydex VT OTC Fund	01	2005	7.467	7.463	0
Rydex VT OTC Fund	01	2004	6.908	7.467	0
Rydex VT OTC Fund	01	2003	4.806	6.908	0
Rydex VT OTC Fund	01	2002	7.951	4.806	0
Rydex VT OTC Fund	01	2001	10.000	7.951	0

Rydex VT OTC Fund	02	2005	7.425	7.411	0
Rydex VT OTC Fund	02	2004	6.880	7.425	0
Rydex VT OTC Fund	02	2003	4.794	6.880	0
Rydex VT OTC Fund	02	2002	7.943	4.794	0
Rydex VT OTC Fund	02	2001	10.000	7.943	0

Rydex VT OTC Fund	03	2005	7.398	7.375	0
Rydex VT OTC Fund	03	2004	6.862	7.398	3,396
Rydex VT OTC Fund	03	2003	4.786	6.862	3,396
Rydex VT OTC Fund	03	2002	7.937	4.786	1,199
Rydex VT OTC Fund	03	2001	10.000	7.937	1,867

Rydex VT OTC Fund	04	2005	7.356	7.323	2,762
Rydex VT OTC Fund	04	2004	6.834	7.356	3,570
Rydex VT OTC Fund	04	2003	4.773	6.834	5,593
Rydex VT OTC Fund	04	2002	7.929	4.773	1,134
Rydex VT OTC Fund	04	2001	10.000	7.929	0

Rydex VT OTC Fund	05	2005	7.329	7.289	0
Rydex VT OTC Fund	05	2004	6.815	7.329	0
Rydex VT OTC Fund	05	2003	4.765	6.815	1,939
Rydex VT OTC Fund	05	2002	7.924	4.765	0
Rydex VT OTC Fund	05	2001	10.000	7.924	12,512

Rydex VT OTC Fund	06	2005	7.288	7.237	721
Rydex VT OTC Fund	06	2004	6.788	7.288	1,443
Rydex VT OTC Fund	06	2003	4.753	6.788	3,703
Rydex VT OTC Fund	06	2002	7.916	4.753	756
Rydex VT OTC Fund	06	2001	10.000	7.916	190

Sun Cap Value Small Cap Portfolio	01	2005	16.787	17.314	7,130
Sun Cap Value Small Cap Portfolio	01	2004	14.340	16.787	6,625
Sun Cap Value Small Cap Portfolio	01	2003	10.244	14.340	1,914
Sun Cap Value Small Cap Portfolio	01	2002	13.055	10.244	2,194
Sun Cap Value Small Cap Portfolio	01	2001	12.126	13.055	0
Sun Cap Value Small Cap Portfolio	01	2000	10.000	12.126	0

Sun Cap Value Small Cap Portfolio	02	2005	16.674	17.171	0
Sun Cap Value Small Cap Portfolio	02	2004	14.265	16.674	0
Sun Cap Value Small Cap Portfolio	02	2003	10.205	14.265	0
Sun Cap Value Small Cap Portfolio	02	2002	13.026	10.205	0
Sun Cap Value Small Cap Portfolio	02	2001	12.118	13.026	0
Sun Cap Value Small Cap Portfolio	02	2000	10.000	12.118	0

Sun Cap Value Small Cap Portfolio	03	2005	16.599	17.076	61,391
Sun Cap Value Small Cap Portfolio	03	2004	14.215	16.599	64,348
Sun Cap Value Small Cap Portfolio	03	2003	10.180	14.215	70,347
Sun Cap Value Small Cap Portfolio	03	2002	13.007	10.180	90,231
Sun Cap Value Small Cap Portfolio	03	2001	12.112	13.007	32,884
Sun Cap Value Small Cap Portfolio	03	2000	10.000	12.112	3,866

Sun Cap Value Small Cap Portfolio	04	2005	16.487	16.935	72,702
Sun Cap Value Small Cap Portfolio	04	2004	14.141	16.487	78,729
Sun Cap Value Small Cap Portfolio	04	2003	10.142	14.141	75,599
Sun Cap Value Small Cap Portfolio	04	2002	12.978	10.142	67,473
Sun Cap Value Small Cap Portfolio	04	2001	12.104	12.978	35,891
Sun Cap Value Small Cap Portfolio	04	2000	10.000	12.104	4,740

Sun Cap Value Small Cap Portfolio	05	2005	16.412	16.841	44,798
Sun Cap Value Small Cap Portfolio	05	2004	14.091	16.412	44,133
Sun Cap Value Small Cap Portfolio	05	2003	10.117	14.091	43,680
Sun Cap Value Small Cap Portfolio	05	2002	12.959	10.117	46,290
Sun Cap Value Small Cap Portfolio	05	2001	12.098	12.959	23,112
Sun Cap Value Small Cap Portfolio	05	2000	10.000	12.098	3,067

Sun Cap Value Small Cap Portfolio	06	2005	16.301	16.702	58,042
Sun Cap Value Small Cap Portfolio	06	2004	14.017	16.301	55,917
Sun Cap Value Small Cap Portfolio	06	2003	10.079	14.017	52,295
Sun Cap Value Small Cap Portfolio	06	2002	12.930	10.079	50,380
Sun Cap Value Small Cap Portfolio	06	2001	12.090	12.930	22,072
Sun Cap Value Small Cap Portfolio	06	2000	10.000	12.090	0

Sun Capital All Cap Fund	01	2005	13.487	13.237	0
Sun Capital All Cap Fund	01	2004	11.333	13.487	0
Sun Capital All Cap Fund	01	2003	7.499	11.333	0
Sun Capital All Cap Fund	01	2002	10.000	7.499	0

Sun Capital All Cap Fund	02	2005	13.432	13.163	0
Sun Capital All Cap Fund	02	2004	11.304	13.432	0
Sun Capital All Cap Fund	02	2003	7.491	11.304	0
Sun Capital All Cap Fund	02	2002	10.000	7.491	0

Sun Capital All Cap Fund	03	2005	13.395	13.114	1,286
Sun Capital All Cap Fund	03	2004	11.285	13.395	0
Sun Capital All Cap Fund	03	2003	7.486	11.285	0
Sun Capital All Cap Fund	03	2002	10.000	7.486	0

Sun Capital All Cap Fund	04	2005	13.341	13.041	806
Sun Capital All Cap Fund	04	2004	11.257	13.341	1,798
Sun Capital All Cap Fund	04	2003	7.478	11.257	0
Sun Capital All Cap Fund	04	2002	10.000	7.478	0

Sun Capital All Cap Fund	05	2005	13.305	12.992	1,334
Sun Capital All Cap Fund	05	2004	11.238	13.305	1,398
Sun Capital All Cap Fund	05	2003	7.473	11.238	0
Sun Capital All Cap Fund	05	2002	10.000	7.473	0

Sun Capital All Cap Fund	06	2005	13.251	12.920	0
Sun Capital All Cap Fund	06	2004	11.209	13.251	0
Sun Capital All Cap Fund	06	2003	7.466	11.209	1,636
Sun Capital All Cap Fund	06	2002	10.000	7.466	0

Sun Capital Blue Chip Mid	01	2005	11.916	13.736	16,020
Sun Capital Blue Chip Mid	01	2004	10.379	11.916	16,679
Sun Capital Blue Chip Mid	01	2003	7.715	10.379	8,787
Sun Capital Blue Chip Mid	01	2002	9.172	7.715	19,600
Sun Capital Blue Chip Mid	01	2001	9.592	9.172	0
Sun Capital Blue Chip Mid	01	2000	10.000	9.592	0

Sun Capital Blue Chip Mid	02	2005	11.835	13.622	0
Sun Capital Blue Chip Mid	02	2004	10.325	11.835	0
Sun Capital Blue Chip Mid	02	2003	7.686	10.325	0
Sun Capital Blue Chip Mid	02	2002	9.151	7.686	0
Sun Capital Blue Chip Mid	02	2001	9.585	9.151	0
Sun Capital Blue Chip Mid	02	2000	10.000	9.585	0

Sun Capital Blue Chip Mid	03	2005	11.782	13.547	90,184
Sun Capital Blue Chip Mid	03	2004	10.289	11.782	101,694
Sun Capital Blue Chip Mid	03	2003	7.667	10.289	103,620
Sun Capital Blue Chip Mid	03	2002	9.138	7.667	128,366
Sun Capital Blue Chip Mid	03	2001	9.581	9.138	116,418
Sun Capital Blue Chip Mid	03	2000	10.000	9.581	22,357

Sun Capital Blue Chip Mid	04	2005	11.702	13.435	87,777
Sun Capital Blue Chip Mid	04	2004	10.235	11.702	109,189
Sun Capital Blue Chip Mid	04	2003	7.638	10.235	111,285
Sun Capital Blue Chip Mid	04	2002	9.117	7.638	104,858
Sun Capital Blue Chip Mid	04	2001	9.574	9.117	120,165
Sun Capital Blue Chip Mid	04	2000	10.000	9.574	40,675

Sun Capital Blue Chip Mid	05	2005	11.649	13.361	74,038
Sun Capital Blue Chip Mid	05	2004	10.199	11.649	89,542
Sun Capital Blue Chip Mid	05	2003	7.619	10.199	89,497
Sun Capital Blue Chip Mid	05	2002	9.104	7.619	81,161
Sun Capital Blue Chip Mid	05	2001	9.570	9.104	68,862
Sun Capital Blue Chip Mid	05	2000	10.000	9.570	24,375

Sun Capital Blue Chip Mid	06	2005	11.570	13.250	40,221
Sun Capital Blue Chip Mid	06	2004	10.145	11.570	38,836
Sun Capital Blue Chip Mid	06	2003	7.591	10.145	37,062
Sun Capital Blue Chip Mid	06	2002	9.084	7.591	46,034
Sun Capital Blue Chip Mid	06	2001	9.563	9.084	33,449
Sun Capital Blue Chip Mid	06	2000	10.000	9.563	765

Sun Capital Davis Venture Value Fund	01	2005	10.283	11.154	45,092
Sun Capital Davis Venture Value Fund	01	2004	9.251	10.283	44,496
Sun Capital Davis Venture Value Fund	01	2003	7.171	9.251	49,769
Sun Capital Davis Venture Value Fund	01	2002	8.663	7.171	45,603
Sun Capital Davis Venture Value Fund	01	2001	9.804	8.663	0
Sun Capital Davis Venture Value Fund	01	2000	10.000	9.804	0

Sun Capital Davis Venture Value Fund	02	2005	10.213	11.062	0
Sun Capital Davis Venture Value Fund	02	2004	9.202	10.213	0
Sun Capital Davis Venture Value Fund	02	2003	7.144	9.202	0
Sun Capital Davis Venture Value Fund	02	2002	8.644	7.144	0
Sun Capital Davis Venture Value Fund	02	2001	9.798	8.644	0
Sun Capital Davis Venture Value Fund	02	2000	10.000	9.798	0

Sun Capital Davis Venture Value Fund	03	2005	10.167	11.001	62,961
Sun Capital Davis Venture Value Fund	03	2004	9.170	10.167	78,863
Sun Capital Davis Venture Value Fund	03	2003	7.126	9.170	73,697
Sun Capital Davis Venture Value Fund	03	2002	8.631	7.126	85,400
Sun Capital Davis Venture Value Fund	03	2001	9.793	8.631	105,248
Sun Capital Davis Venture Value Fund	03	2000	10.000	9.793	33,676

Sun Capital Davis Venture Value Fund	04	2005	10.099	10.910	132,185
Sun Capital Davis Venture Value Fund	04	2004	9.122	10.099	138,982
Sun Capital Davis Venture Value Fund	04	2003	7.100	9.122	122,215
Sun Capital Davis Venture Value Fund	04	2002	8.612	7.100	123,929
Sun Capital Davis Venture Value Fund	04	2001	9.787	8.612	88,360
Sun Capital Davis Venture Value Fund	04	2000	10.000	9.787	39,604

Sun Capital Davis Venture Value Fund	05	2005	10.053	10.849	80,535
Sun Capital Davis Venture Value Fund	05	2004	9.090	10.053	110,283
Sun Capital Davis Venture Value Fund	05	2003	7.082	9.090	101,432
Sun Capital Davis Venture Value Fund	05	2002	8.599	7.082	101,607
Sun Capital Davis Venture Value Fund	05	2001	9.782	8.599	113,694
Sun Capital Davis Venture Value Fund	05	2000	10.000	9.782	23,923

Sun Capital Davis Venture Value Fund	06	2005	9.985	10.759	30,668
Sun Capital Davis Venture Value Fund	06	2004	9.042	9.985	25,773
Sun Capital Davis Venture Value Fund	06	2003	7.056	9.042	30,579
Sun Capital Davis Venture Value Fund	06	2002	8.580	7.056	48,973
Sun Capital Davis Venture Value Fund	06	2001	9.775	8.580	34,041
Sun Capital Davis Venture Value Fund	06	2000	10.000	9.775	0

Sun Capital Investment Grade Bond Fund	01	2005	13.292	13.398	0
Sun Capital Investment Grade Bond Fund	01	2004	12.636	13.292	0
Sun Capital Investment Grade Bond Fund	01	2003	11.658	12.636	0
Sun Capital Investment Grade Bond Fund	01	2002	11.211	11.658	0
Sun Capital Investment Grade Bond Fund	01	2001	10.576	11.211	10,010
Sun Capital Investment Grade Bond Fund	01	2000	10.000	10.576	0

Sun Capital Investment Grade Bond Fund	02	2005	13.203	13.287	0
Sun Capital Investment Grade Bond Fund	02	2004	12.570	13.203	0
Sun Capital Investment Grade Bond Fund	02	2003	11.614	12.570	0
Sun Capital Investment Grade Bond Fund	02	2002	11.186	11.614	0
Sun Capital Investment Grade Bond Fund	02	2001	10.569	11.186	0
Sun Capital Investment Grade Bond Fund	02	2000	10.000	10.569	0

Sun Capital Investment Grade Bond Fund	03	2005	13.143	13.214	96,071
Sun Capital Investment Grade Bond Fund	03	2004	12.526	13.143	97,259
Sun Capital Investment Grade Bond Fund	03	2003	11.585	12.526	126,405
Sun Capital Investment Grade Bond Fund	03	2002	11.169	11.585	145,416
Sun Capital Investment Grade Bond Fund	03	2001	10.564	11.169	143,772
Sun Capital Investment Grade Bond Fund	03	2000	10.000	10.564	21,076

Sun Capital Investment Grade Bond Fund	04	2005	13.054	13.105	80,502
Sun Capital Investment Grade Bond Fund	04	2004	12.460	13.054	83,109
Sun Capital Investment Grade Bond Fund	04	2003	11.542	12.460	108,605
Sun Capital Investment Grade Bond Fund	04	2002	11.145	11.542	129,919
Sun Capital Investment Grade Bond Fund	04	2001	10.557	11.145	103,825
Sun Capital Investment Grade Bond Fund	04	2000	10.000	10.557	21,444

Sun Capital Investment Grade Bond Fund	05	2005	12.995	13.032	39,192
Sun Capital Investment Grade Bond Fund	05	2004	12.416	12.995	56,824
Sun Capital Investment Grade Bond Fund	05	2003	11.514	12.416	55,820
Sun Capital Investment Grade Bond Fund	05	2002	11.128	11.514	90,312
Sun Capital Investment Grade Bond Fund	05	2001	10.552	11.128	123,731
Sun Capital Investment Grade Bond Fund	05	2000	10.000	10.552	18,283

Sun Capital Investment Grade Bond Fund	06	2005	12.907	12.924	46,083
Sun Capital Investment Grade Bond Fund	06	2004	12.351	12.907	48,542
Sun Capital Investment Grade Bond Fund	06	2003	11.470	12.351	57,595
Sun Capital Investment Grade Bond Fund	06	2002	11.103	11.470	68,437
Sun Capital Investment Grade Bond Fund	06	2001	10.545	11.103	51,212
Sun Capital Investment Grade Bond Fund	06	2000	10.000	10.545	0

Sun Capital Money Market Fund	01	2005	10.357	10.520	715
Sun Capital Money Market Fund	01	2004	10.401	10.357	346
Sun Capital Money Market Fund	01	2003	10.465	10.401	0
Sun Capital Money Market Fund	01	2002	10.469	10.465	14,737
Sun Capital Money Market Fund	01	2001	10.224	10.469	0
Sun Capital Money Market Fund	01	2000	10.000	10.224	0

Sun Capital Money Market Fund	02	2005	10.287	10.434	0
Sun Capital Money Market Fund	02	2004	10.347	10.287	0
Sun Capital Money Market Fund	02	2003	10.426	10.347	0
Sun Capital Money Market Fund	02	2002	10.445	10.426	0
Sun Capital Money Market Fund	02	2001	10.217	10.445	0
Sun Capital Money Market Fund	02	2000	10.000	10.217	0

Sun Capital Money Market Fund	03	2005	10.241	10.376	326,012
Sun Capital Money Market Fund	03	2004	10.310	10.241	140,166
Sun Capital Money Market Fund	03	2003	10.400	10.310	204,904
Sun Capital Money Market Fund	03	2002	10.430	10.400	606,811
Sun Capital Money Market Fund	03	2001	10.212	10.430	232,559
Sun Capital Money Market Fund	03	2000	10.000	10.212	15,253

Sun Capital Money Market Fund	04	2005	10.171	10.290	99,582
Sun Capital Money Market Fund	04	2004	10.256	10.171	84,842
Sun Capital Money Market Fund	04	2003	10.361	10.256	82,723
Sun Capital Money Market Fund	04	2002	10.407	10.361	108,915
Sun Capital Money Market Fund	04	2001	10.205	10.407	126,486
Sun Capital Money Market Fund	04	2000	10.000	10.205	3,343

Sun Capital Money Market Fund	05	2005	10.125	10.233	62,752
Sun Capital Money Market Fund	05	2004	10.220	10.125	92,554
Sun Capital Money Market Fund	05	2003	10.335	10.220	75,484
Sun Capital Money Market Fund	05	2002	10.392	10.335	169,390
Sun Capital Money Market Fund	05	2001	10.201	10.392	73,000
Sun Capital Money Market Fund	05	2000	10.000	10.201	16,375

Sun Capital Money Market Fund	06	2005	10.057	10.149	101,486
Sun Capital Money Market Fund	06	2004	10.167	10.057	72,355
Sun Capital Money Market Fund	06	2003	10.296	10.167	56,483
Sun Capital Money Market Fund	06	2002	10.368	10.296	95,436
Sun Capital Money Market Fund	06	2001	10.194	10.368	31,416
Sun Capital Money Market Fund	06	2000	10.000	10.194	32,607

Sun Capital Real Estate Fund	01	2005	21.762	23.593	7,131
Sun Capital Real Estate Fund	01	2004	16.514	21.762	6,966
Sun Capital Real Estate Fund	01	2003	12.288	16.514	7,842
Sun Capital Real Estate Fund	01	2002	11.942	12.288	10,911
Sun Capital Real Estate Fund	01	2001	10.734	11.942	0
Sun Capital Real Estate Fund	01	2000	10.000	10.734	0

Sun Capital Real Estate Fund	02	2005	21.615	23.398	0
Sun Capital Real Estate Fund	02	2004	16.427	21.615	0
Sun Capital Real Estate Fund	02	2003	12.243	16.427	0
Sun Capital Real Estate Fund	02	2002	11.916	12.243	0
Sun Capital Real Estate Fund	02	2001	10.726	11.916	0
Sun Capital Real Estate Fund	02	2000	10.000	10.726	0

Sun Capital Real Estate Fund	03	2005	21.518	23.269	43,945
Sun Capital Real Estate Fund	03	2004	16.370	21.518	46,903
Sun Capital Real Estate Fund	03	2003	12.212	16.370	55,169
Sun Capital Real Estate Fund	03	2002	11.898	12.212	59,999
Sun Capital Real Estate Fund	03	2001	10.721	11.898	30,738
Sun Capital Real Estate Fund	03	2000	10.000	10.721	8,477

Sun Capital Real Estate Fund	04	2005	21.372	23.077	38,495
Sun Capital Real Estate Fund	04	2004	16.284	21.372	51,471
Sun Capital Real Estate Fund	04	2003	12.167	16.284	72,944
Sun Capital Real Estate Fund	04	2002	11.872	12.167	64,026
Sun Capital Real Estate Fund	04	2001	10.714	11.872	30,122
Sun Capital Real Estate Fund	04	2000	10.000	10.714	9,628

Sun Capital Real Estate Fund	05	2005	21.276	22.949	24,900
Sun Capital Real Estate Fund	05	2004	16.227	21.276	30,591
Sun Capital Real Estate Fund	05	2003	12.136	16.227	32,595
Sun Capital Real Estate Fund	05	2002	11.854	12.136	32,919
Sun Capital Real Estate Fund	05	2001	10.709	11.854	17,128
Sun Capital Real Estate Fund	05	2000	10.000	10.709	8,288

Sun Capital Real Estate Fund	06	2005	21.132	22.759	36,062
Sun Capital Real Estate Fund	06	2004	16.142	21.132	39,188
Sun Capital Real Estate Fund	06	2003	12.091	16.142	39,359
Sun Capital Real Estate Fund	06	2002	11.828	12.091	31,655
Sun Capital Real Estate Fund	06	2001	10.702	11.828	12,582
Sun Capital Real Estate Fund	06	2000	10.000	10.702	0

Templeton Foreign Securities Fund Class 2	01	2005	16.016	17.442	0
Templeton Foreign Securities Fund Class 2	01	2004	13.670	16.016	0
Templeton Foreign Securities Fund Class 2	01	2003	10.459	13.670	0
Templeton Foreign Securities Fund Class 2	01	2002	10.000	10.459	0

Templeton Foreign Securities Fund Class 2	02	2005	15.961	17.356	0
Templeton Foreign Securities Fund Class 2	02	2004	13.644	15.961	0
Templeton Foreign Securities Fund Class 2	02	2003	10.455	13.644	0
Templeton Foreign Securities Fund Class 2	02	2002	10.000	10.455	0

Templeton Foreign Securities Fund Class 2	03	2005	15.925	17.299	1,525
Templeton Foreign Securities Fund Class 2	03	2004	13.627	15.925	4,335
Templeton Foreign Securities Fund Class 2	03	2003	10.453	13.627	4,545
Templeton Foreign Securities Fund Class 2	03	2002	10.000	10.453	0

Templeton Foreign Securities Fund Class 2	04	2005	15.870	17.214	7,957
Templeton Foreign Securities Fund Class 2	04	2004	13.601	15.870	6,629
Templeton Foreign Securities Fund Class 2	04	2003	10.449	13.601	4,223
Templeton Foreign Securities Fund Class 2	04	2002	10.000	10.449	0

Templeton Foreign Securities Fund Class 2	05	2005	15.834	17.157	1,025
Templeton Foreign Securities Fund Class 2	05	2004	13.583	15.834	1,370
Templeton Foreign Securities Fund Class 2	05	2003	10.446	13.583	1,097
Templeton Foreign Securities Fund Class 2	05	2002	10.000	10.446	0

Templeton Foreign Securities Fund Class 2	06	2005	15.780	17.072	831
Templeton Foreign Securities Fund Class 2	06	2004	13.558	15.780	618
Templeton Foreign Securities Fund Class 2	06	2003	10.442	13.558	859
Templeton Foreign Securities Fund Class 2	06	2002	10.000	10.442	0

Templeton Growth Securities Fund Class 2	01	2005	15.878	17.087	0
Templeton Growth Securities Fund Class 2	01	2004	13.845	15.878	0
Templeton Growth Securities Fund Class 2	01	2003	10.599	13.845	0
Templeton Growth Securities Fund Class 2	01	2002	10.000	10.599	0

Templeton Growth Securities Fund Class 2	02	2005	15.824	17.003	0
Templeton Growth Securities Fund Class 2	02	2004	13.818	15.824	0
Templeton Growth Securities Fund Class 2	02	2003	10.595	13.818	0
Templeton Growth Securities Fund Class 2	02	2002	10.000	10.595	0

Templeton Growth Securities Fund Class 2	03	2005	15.788	16.947	1,287
Templeton Growth Securities Fund Class 2	03	2004	13.801	15.788	1,087
Templeton Growth Securities Fund Class 2	03	2003	10.593	13.801	497
Templeton Growth Securities Fund Class 2	03	2002	10.000	10.593	47

Templeton Growth Securities Fund Class 2	04	2005	15.734	16.864	960
Templeton Growth Securities Fund Class 2	04	2004	13.775	15.734	815
Templeton Growth Securities Fund Class 2	04	2003	10.589	13.775	817
Templeton Growth Securities Fund Class 2	04	2002	10.000	10.589	0

Templeton Growth Securities Fund Class 2	05	2005	15.698	16.808	3,811
Templeton Growth Securities Fund Class 2	05	2004	13.757	15.698	3,813
Templeton Growth Securities Fund Class 2	05	2003	10.586	13.757	0
Templeton Growth Securities Fund Class 2	05	2002	10.000	10.586	0

Templeton Growth Securities Fund Class 2	06	2005	15.644	16.725	0
Templeton Growth Securities Fund Class 2	06	2004	13.731	15.644	0
Templeton Growth Securities Fund Class 2	06	2003	10.582	13.731	0
Templeton Growth Securities Fund Class 2	06	2002	10.000	10.582	0

                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                    P.O. Box 9133

                    Wellesley Hills, Massachusetts 02481

                    TELEPHONE:

                    Toll Free (800) 752 7215

                    GENERAL DISTRIBUTOR

                    Clarendon Insurance Agency, Inc.

                    One Sun Life Executive Park

                    Wellesley Hills, Massachusetts 02481

PART B

MAY 1, 2006

FUTURITY FOCUS II

AND

MFS REGATTA ACCESS

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Sun Life Assurance Company of Canada (U.S.)
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Independent Registered Public Accounting Firm
Financial Statements

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Futurity Focus II Variable and Fixed Annuity Contract and the MFS Regatta Access Variable and Fixed Annuity Contract (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the corresponding Prospectus dated May 1, 2006. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (888)-786-2435 for the Futurity Contracts or (800) 752-7215 for the MFS Regatta Contracts.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening companies: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.
	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:
-	The assumed rate of earnings will be realistic.
-	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
-	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
-	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00004976 (the daily equivalent of the current maximum charge of 1.80% on an annual basis) gives a net investment factor of 1.00322535. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6115430 (14.5645672 X 1.00322535).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3846325 (12.3456789 X 1.00323648 (the Net Investment Factor) based on the daily equivalent of the maximum annuity phase charge of 1.40% on an annual basis) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846325. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 X 12.3846325).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 2.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.50% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates."

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing therein (which report, dated March 23, 2006, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph relating to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises of Certain Nontraditional Long-Duration Contracts and for Separate Accounts, effective January 1, 2004, the adoption of provisions of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, and the adoption of provisions of FASB Interpretation No 46R, Consolidation of Variable Interest Entities, effective December 31, 2003 as described in Note 1), and have been included on their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life of Canada (U.S.) Variable Account F that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their reports appearing therein (which reports dated April 7, 2006 accompanying the financial statements of Sun Life of Canada (U.S.) Variable Account F express an unqualified opinion) and have been included on their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF INCOME

(in thousands)

For the years ended December 31,

	2005	2004	2003

Revenues:
Premiums and annuity considerations	$ 51,982	$ 58,820	$ 60,518
Net investment income	1,112,529	1,134,257	1,208,750
Net derivative income (loss)	16,474	(98,419)	(203,200)
Net realized investment gains	16,925	96,074	134,085
Fee and other income	362,275	357,011	319,596

Total revenues	1,560,185	1,547,743	1,519,749

Benefits and expenses:
Interest credited	637,502	673,442	783,999
Interest expense	123,279	128,522	120,905
Policyowner benefits	187,013	141,377	201,248
Amortization of deferred acquisition costs ("DAC") and value of business acquired ("VOBA")	243,821	82,876	98,398
Other operating expenses	196,543	214,495	184,472

Total benefits and expenses	1,388,158	1,240,712	1,389,022

Income before income tax expense, minority interest and cumulative effect of change in accounting principle	172,027	307,031	130,727

Income tax expense (benefit):
Federal	40,091	71,352	27,366
State	(2)	(98)	823
Income tax expense	40,089	71,254	28,189

Income before minority interest and cumulative
effect of change in accounting principles	131,938	235,777	102,538

Minority interest share of (loss) income	(1,214)	5,561	-

Income before cumulative effect of change in accounting principles	133,152	230,216	102,538

Cumulative effect of change in accounting principles, net of tax benefit of $4,814 and $4,064 in 2004 and 2003, respectively	-	(8,940)	(7,547)

Net income	$ 133,152	$ 221,276	$ 94,991

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

December 31,

ASSETS	2005	2004
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $15,620,827 and $16,207,312 in 2005 and 2004, respectively)	$ 15,677,148	$ 16,692,987
Trading fixed maturities at fair value (amortized cost of $1,982,762 and $1,408,618 in 2005 and 2004, respectively)	1,984,848	1,491,028
Subordinated note from affiliate held-to-maturity (fair value of $645,755 and $689,132 in 2005 and 2004, respectively)	600,000	600,000
Short-term investments	-	23,957
Mortgage loans	1,739,370	1,465,896
Derivative instruments - receivable	487,947	566,401
Limited partnerships	222,148	304,809
Real estate	170,510	168,139
Policy loans	701,769	696,305
Other invested assets	554,917	791,541
Cash and cash equivalents	347,654	552,949
Total investments	22,486,311	23,354,012

Accrued investment income	261,507	279,679
Deferred policy acquisition costs	1,341,377	1,147,181
Value of business acquired	53,670	24,130
Deferred federal income taxes	4,360	-
Goodwill	701,451	701,451
Receivable for investments sold	79,860	21,213
Reinsurance receivable	1,860,680	1,928,365
Other assets	122,239	111,131
Separate account assets	19,095,391	19,120,381

Total assets	$ 46,006,846	$ 46,687,543

LIABILITIES

Contractholder deposit funds and other policy liabilities	$ 18,668,578	$ 18,846,238
Future contract and policy benefits	768,297	721,135
Payable for investments purchased	248,733	284,511
Accrued expenses and taxes	150,318	95,655
Deferred federal income taxes	-	64,610
Long-term debt	-	33,500
Debt payable to affiliates	1,125,000	1,025,000
Partnership capital securities	607,826	607,826
Reinsurance payable to affiliate	1,652,517	1,697,348
Derivative instruments - payable	197,765	228,774
Other liabilities	766,657	1,010,006
Separate account liabilities	19,095,391	19,120,381

Total liabilities	43,281,082	43,734,984

Commitments and contingencies - Note 19
Minority interest	-	5,561

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2005 and 2004	$ 6,437	$ 6,437
Additional paid-in capital	2,138,880	2,131,888
Accumulated other comprehensive income	19,260	180,638
Retained earnings	561,187	628,035

Total stockholder's equity	2,725,764	2,946,998

Total liabilities and stockholder's equity	$ 46,006,846	$ 46,687,543

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2005	2004	2003

Net income	$ 133,152	$ 221,276	$ 94,991
Other comprehensive income (loss)
Net change in unrealized holding (losses) gains on
available-for-sale securities, net of tax and policyholder amounts	(79,814)	23,103	158,442
Minimum pension liability adjustment, net of tax	(1,842)	-	-
Reclassification adjustments of realized investment gains into net income	(79,722)	(70,146)	(179,672)

Other comprehensive loss	(161,378)	(47,043)	(21,230)

Comprehensive (loss) income	$ (28,226)	$ 174,233	$ 73,761

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2002 - Restated	$ 6,437	$ 2,071,888	$ 248,911	$ 468,344	$ 2,795,580

Net income	-	-	-	94,991	94,991
Other comprehensive loss	-	-	(21,230)	-	(21,230)

Balance at December 31, 2003	$ 6,437	$ 2,071,888	$ 227,681	$ 563,335	$ 2,869,341

Net income	-	-	-	221,276	221,276
Additional paid-in-capital	-	60,000	-	-	60,000
Dividends	-	-	-	(156,576)	(156,576)
Other comprehensive loss	-	-	(47,043)	-	(47,043)

Balance at December 31, 2004	$ 6,437	$ 2,131,888	$ 180,638	$ 628,035	$ 2,946,998

Net income	-	-	-	133,152	133,152
Additional paid-in-capital	-	6,992	-	-	6,992
Dividends	-	-	-	(200,000)	(200,000)
Other comprehensive loss	-	-	(161,378)	-	(161,378)

Balance at December 31, 2005	$ 6,437	$ 2,138,880	$ 19,260	$ 561,187	$ 2,725,764

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2005	2004	2003

Cash Flows From Operating Activities:
Net income from operations	$ 133,152	$ 221,276	$ 94,991
Adjustments to reconcile net income to net cash provided
by (used in) operating activities:
Minority interest share	(1,214)	5,561	-
Amortization (accretion) of discount and premiums	60,195	82,123	112,761
Amortization of DAC and VOBA	243,821	82,876	98,398
Depreciation and amortization	3,985	3,025	1,730
Non cash derivative activity	(93,478)	(18,690)	144,091
Net realized gains on investments	(16,925)	(96,074)	(134,085)
Net losses (gains) on trading investments	80,324	7,237	(63,573)
Net change in unrealized and undistributed (gains) losses in private equity limited partnerships	(48,244)	(58,981)	15,789
Interest credited to contractholder deposits	637,502	671,101	781,834
Deferred federal income taxes	22,047	72,648	43,029
Cumulative effect of change in accounting principles, net of tax	-	8,940	7,547
Changes in assets and liabilities:
Deferred acquisition costs	(261,917)	(346,996)	(263,762)
Accrued investment income	17,916	5,545	(28,655)
Future contract and policy benefits	25,123	(42,530)	(854)
Other, net	155,865	211,882	127,056
Net sales (purchases) of trading fixed maturities	(651,921)	27,801	(60,321)
Net cash provided by operating activities	306,231	836,744	875,976

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	5,685,008	10,472,377	13,004,400
Net cash from sale of subsidiary	17,040	39,687	1,500
Other invested assets	483,700	144,145	127,944
Mortgage loans	117,438	205,740	339,735
Real estate	947	-	14,275
Purchases of:
Available-for-sale fixed maturities	(5,269,211)	(10,367,260)	(13,414,490)
Other invested assets	(171,539)	(910,784)	(4,926)
Mortgage loans	(390,376)	(698,776)	(338,627)
Real estate	(6,648)	(86,743)	(16,153)
Changes due to other investments, net	(239,910)	728,637	5,100
Net change in policy loans	(5,464)	(3,418)	(10,858)
Net change in short-term investments	(4,576)	705	153,355

Net cash provided by (used in) investing activities	$ 216,409	$ (475,690)	$ (138,745)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2005	2004	2003

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	$ 2,720,141	$ 2,552,431	$ 2,461,677
Withdrawals from contractholder deposit funds	(3,404,468)	(2,867,815)	(3,411,004)
Net cash of Sun Capital Advisers, Inc	-	(2,910)	-
Issuance of debt	100,000	-	-
Dividends paid to stockholder	(150,600)	(150,000)	-
Additional capital contributed	-	60,000	-
Other, net	6,992	42,004	(145,258)
Net cash used in financing activities	(727,935)	(366,290)	(1,094,585)

Net change in cash and cash equivalents	(205,295)	(5,236)	(357,354)

Cash and cash equivalents, beginning of year	552,949	558,185	915,539

Cash and cash equivalents, end of year	$ 347,654	$ 552,949	$ 558,185

Supplemental Cash Flow Information
Interest paid	$ 122,474	$ 120,195	$ 118,302

Supplemental Schedule of non-cash investing and financing activities

In 2005, the Company declared and paid a $200.0 million dividend to its direct parent, Sun Life of Canada (U.S.) Holdings, Inc., consisting of $150.6 million in cash and $49.4 million in notes. In 2004, the Company declared and paid cash dividends in the amount of $150.0 million and transferred via dividend its ownership of SCA valued at $6.6 million to its parent, SLC - U.S. Ops Holdings. The Company did not make any dividend payments in 2003.

On April 19, 2005, the Company sold its interest in a consolidated variable interest entity ("VIE"). As a result of the sale, bonds decreased by $42.5 million, short-term investments decreased by $28.5 million, investment income due and accrued decreased by $0.3 million, other invested assets decreased by $3.2 million, other liabilities decreased by $26.1 million, deferred tax liability decreased by $3.9 million, and notes payable decreased by $33.5 million.

On December 31, 2004, the Company distributed through a dividend to its parent, Sun Life of Canada (U.S.) Holdings, Inc., its interest in Sun Capital Advisers, Inc. As a result of the dividend, other assets decreased by $5.2 million, other liabilities decreased by $0.9 million, and accrued expenses and taxes decreased by $0.6 million in a non-cash transaction.

On June 30, 2004, the Company sold its interest in another consolidated VIE. As a result of the sale, bonds decreased by $51.0 million, other liabilities decreased by $11.1 million, deferred tax liability decreased by $3.8 million, notes payable decreased by $7.0 million, and other invested assets decreased by $0.6 million.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is a stock life insurance company incorporated under the laws of Delaware. The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934. SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."

The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual universal life insurance, individual and group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICs"), group life, group disability, and group stop loss insurance. These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax qualified and non-tax-qualified markets. The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. In addition, the Company's wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York ("SLNY"), is authorized to transact business in the State of New York.

As of December 31, 2004, SLC - U.S. Ops Holdings, was a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"), 150 King Street West, Toronto, Ontario, Canada. SLOC is a life insurance company incorporated in 1865. As of December 31, 2005, SLOC transacted business directly or through its subsidiaries and joint ventures in all of the Canadian provinces and territories, all of the United States, the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda, Barbados, Philippines, Indonesia, China and India. SLOC is a direct wholly-owned subsidiary of SLF.

On January 4, 2005, a reorganization was completed under which most of SLOC's asset management businesses in Canada and the United States were transferred to Sun Life Financial Corp., a newly incorporated wholly-owned subsidiary of SLF. After this reorganization, the operations remaining in SLOC consist primarily of Sun Life Financial's life, health and annuities businesses in Canada, most of its life and health businesses in the United States, and all of its operations in the United Kingdom and Asia. SLOC continues to be a direct wholly-owned subsidiary of SLF. The Company and its subsidiaries are now indirect wholly-owned subsidiaries of Sun Life Financial Corp., and continue to be indirect wholly-owned subsidiaries of SLF.

On December 31, 2004, Sun Capital Advisers, Inc. ("SCA"), a registered investment adviser, was distributed in the form of a dividend to the Company's parent and became a consolidated subsidiary of the SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004, SCA's total assets were $8.1 million. SCA's net income was $1.9 million and $0.7 million for the years ended December 31, 2004 and 2003, respectively.

On April 19, 2005, the Company sold its interest in a consolidated VIE and recognized a gain of $6.1 million. The Company received net cash proceeds of $17.0 million and reduced consolidated assets and liabilities by $74.5 million and $63.6 million, respectively. The Company's net income for the year ended December 31, 2005 included a net loss of $0.8 million related to this VIE.

On June 30, 2004, the Company sold its interest in another consolidated VIE and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 million and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income related to this VIE for the year ended December 31, 2004, excluding the gain on the sale, was $7.1 million.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GENERAL (CONTINUED)

On December 31, 2003, Keyport Life Insurance Company ("Keyport") was merged with and into the Company with the Company as the surviving entity. Prior to the merger, the Company and Keyport were both indirect wholly-owned subsidiaries of SLC - U.S. Ops Holdings. The merger had no effect on the existing rights and benefits of policyholders and contractholders from either company. The Company is licensed and authorized to write all business that was previously written by the Keyport.

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the predecessor companies came under common control.

The following summarizes the results of operations and total assets as of and for the year ended December 31, 2003 (in 000's):
	Keyport	SLUS	Surviving Entity
Total revenues	$ 893,846	$ 625,903	$ 1,519,749
Total expenditures	764,596	624,426	1,389,022
Pre-tax income	129,250	1,477	130,727

Net income	$ 76,452	$ 18,539	$ 94,991

Total Assets	$ 21,132,604	$ 22,541,772	$ 43,674,376

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2005, the Company owned all of the outstanding shares of SLNY, Sun Life of Canada (U.S.) SPE 97-I, Inc. ("SPE 97-I"), Clarendon Insurance Agency, Inc. ("Clarendon"), SLF Private Placement Investment Company I, LLC ("Private Placement I"), Sun Parkaire Landing LLC ("Sun Parkaire"), 7101 France Avenue Manager, LLC ("France Avenue"), Independence Life and Annuity Company ("Independence Life"), and Sun Life of Canada (U.S.) Holdings General Partner LLC (the "General Partner"). During 2005, Sun Benefit Services Company, Inc., an inactive subsidiary, was dissolved.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The General Partner is the sole general partner in Sun Life of Canada (U.S.) Limited Partnership I (the "Partnership") and, as a result, the Partnership is consolidated with the results of the Company. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLC - U.S. Ops Holdings, and to issue partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I (the "Capital Trust").

In addition, the Company had consolidated a certain interest in a VIE. The consolidation of the VIE required the Company to report its minority interest relating to the equity ownership not controlled by the Company. The Company's interest in the VIE was sold on April 19, 2005.

All significant intercompany transactions have been eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, goodwill, DAC, VOBA, the liabilities for future contract and policyholder benefits and other-than-temporary impairments of investments. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, fixed maturity investments, mortgage loans, equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent as either held-to-maturity, trading or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale. Included with available for sale fixed maturities are mortgage backed securities in the To Be Announced form, ('TBA'). The Company records these purchases on trade date and the corresponding payable is recorded as an outstanding liability in the payable for investments purchased until the settlement date of the transaction. Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company will be unable to recover all amounts due under the contractual obligation of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary. Other-than-temporary impairments are reported as a component of net realized investment gains (losses).

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or are held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance. Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Investments in private equity limited partnerships are accounted for on either the cost or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

The Company uses derivative financial instruments including swaps, options and futures as a means of hedging exposure to interest rate, currency and equity price risk. Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method. When an impairment of a specific investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and GICs, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively when the Company revises actual profits and its estimate of future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

DAC is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). DAC was reduced by $12.8 million and $172.9 million at December 31, 2005 and 2004, respectively, to reflect unrealized gains and losses.

VALUE OF BUSINESS ACQUIRED

VOBA represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits.

VOBA is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). VOBA was decreased by $1.2 million and $48.2 million at December 31, 2005 and 2004, respectively, to account for unrealized investment gains and losses.

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of Keyport on November 1, 2001. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2005 and concluded that these assets were not impaired.

During 2004, the Company finalized tax periods that predated the acquisition of Keyport. In accordance with the Emerging Issues Task Force ("EITF") Issue No. 93-7, "Uncertainties Related to Income Taxes in a Purchase Business Combinations," adjustments upon resolution of income tax uncertainties that predate or result from a purchase business combination should be recorded as an increase or decrease to goodwill regardless of the time that has elapsed since the acquisition date. The Company reduced goodwill by $8.7 million in 2004 to record the difference between the estimated tax liability at the acquisition date and the final tax liability for closed tax years that predated the acquisition.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

OTHER ASSETS (CONTINUED)

Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Intangible assets are also included in other assets.

Intangible assets acquired primarily consist of state insurance licenses that are not subject to amortization and of intangible assets related to product rights that have a weighted-average useful life of 7 years.

POLICY LIABILITIES AND ACCRUALS

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies ("SPWL") and GICs. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments and withdrawals. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Future contract and policy benefits are liabilities for traditional life, health and stop loss products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

The fair values of S&P 500 Index and other equity linked embedded derivatives are produced using standard derivative valuation techniques.

Guaranteed minimum accumulation benefits or withdrawal benefits are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recorded at fair value through earnings. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a 50 year projection. Policyholder assumptions are based on experience studies and industry standards.

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered earned revenue when due. Premiums related to group life, stop loss and group disability insurance are recognized as earned revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAXES

For the years ended December 31, 2005 and 2004, the Company participated in a consolidated federal income tax return with SLC - US Ops Holdings and other affiliates. For the 2003 tax year, as in prior years, the Company participated in the consolidated federal income tax return with SLC - U.S. Ops Holdings and other affiliates. For 2003, Keyport filed a separate consolidated return with an affiliate, Independence Life.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts. The activity of the separate accounts is not reflected in the financial statements except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to the guaranteed minimum death benefit ('GMDB'), guaranteed minimum income benefit ('GMIB'), guaranteed minimum accumulation benefit ('GMAB') and guaranteed minimum withdrawal benefit ('GMWB') are reflected in the Company's consolidated financial statements.

ACCOUNTING PRONOUNCEMENTS

New Accounting Pronouncements

In November of 2005, the FASB issued FASB Staff Position ("FSP") 115-1 and 124-1 "The Meaning of Other-Than-Temporary Impairments and its Application to Certain Investments." This FSP is effective for reporting periods beginning after December 15, 2005. The FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of the impairment loss. The statement also includes accounting guidance for periods subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. Adoption of this FSP will not impact the methodology used by the Company to determine and measure impaired investments. See disclosure in Note 4.

In September of 2005, AICPA issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." This SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is in the process of evaluating the provisions of the proposed SOP and its impact on the Company's financial position and results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In May of 2005, the Financial Accounting Standards Board (the "FASB") issued FASB Statement 154 "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3." This statement is effective for fiscal years beginning after December 15, 2005. This statement changes the requirements for the accounting and reporting of a change in accounting principle and applies to all voluntary changes in accounting principle. The statement eliminates the requirement in APB 20 to include the cumulative effect of a change in accounting in the income statement in the period of change and requires retrospective applications to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the specific period effects or the cumulative effect of the change. This statement applies to changes required by new accounting pronouncements only when the pronouncement does not include specific transition guidance. The Company will adopt this statement as required in 2006 and report any changes in accounting principle to be implemented in accordance with the requirements of the this pronouncement.

Other Accounting Pronouncements

On January 1, 2004, the Company adopted the American Institute of Certified Public Accountants' (the "AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). The major provisions of SOP 03-1 that affect the Company require:

●	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
●	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
●	Reporting and measuring the Company's interest in its separate accounts as investments.

See Footnote 12 for additional information regarding the impact of adoption.

Effective December 31, 2003, the Company adopted the disclosure requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." As a result, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. EITF No. 03-1 also requires certain qualitative disclosures about holdings with unrealized losses in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN No. 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN No. 46 and FIN 46R in the fourth quarter of 2003. Implementation of FIN No. 46 and FIN 46R resulted in the consolidation of two VIEs and increased total consolidated assets by $67.8 million at December 31, 2003. As required by FIN No. 46 and FIN 46R, the difference between the carrying amount of the assets and the fair value of the VIEs resulted in a cumulative effect of change in accounting principles, net of tax, of $7.5 million as of the date of adoption.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The Company has a greater than or equal to 20% involvement in eight VIEs at December 31, 2005. The Company is a creditor in five trusts, two limited liability companies and one special purpose entity that were used to finance commercial mortgages, franchise receivables, auto receivables and equipment used in utility generation. The Company's maximum exposure to loss related to all of these VIEs is the investments' carrying value, which was $40.2 million and $62.8 million at December 31, 2005 and 2004, respectively. The notes mature between February 2006 and December 2035. See Note 4 for additional information with respect to leveraged leases which is not included above.

Consolidated VIE's increased total consolidated assets by $64.3 million at December 31, 2004. The liabilities included a $33.5 million note issued in June 2000. The note will mature on June 1, 2012. The interest rate on the note is the three-month LIBOR plus 1.75% for the period from June 23, 2000 to December 1, 2005 and LIBOR for the period from December 1, 2005 to June 1, 2012. The Company's interests in the VIEs were sold on April 19, 2005 and June 30, 2004. Refer to disclosures in footnote 2 for further discussion on the sale of the VIE's.

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On April 19, 2005, the Company sold its interest in a consolidated VIE and recognized a gain of $6.1 million. The Company received net cash proceeds of $17.0 million and reduced consolidated assets and liabilities by $74.5 million and $63.6 million, respectively. The Company's net income for the year ended December 31, 2005 includes a net loss of $0.8 million related to this VIE.

On December 31, 2004, SCA, a registered investment adviser and a wholly-owned subsidiary of the Company, was distributed in the form of a dividend to the Company's parent and became a consolidated subsidiary of SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004 and 2003, SCA's net assets were $8.1 million and $5.1 million, respectively. SCA's net income for the years ended December 31, 2004 and 2003, was $1.9 million and $0.7 million, respectively.

On June 30, 2004, the Company sold its interest in another consolidated VIE and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income for the year ended December 31, 2004 includes net income of $7.1 million related to this VIE.

On December 31, 2003, Clarendon merged with an affiliate, Keyport Financial Services Corp ("KFSC")., with Clarendon as the surviving entity. KFSC was a wholly-owned subsidiary of Keyport.

On November 18, 2003, the Company sold its interest in its wholly-owned subsidiary, Vision Financial Corporation, for $1.5 million. A loss of approximately $1.0 million was realized on this transaction.

On April 1, 2003, Sun Life Financial Services Limited ("SLFSL"), a wholly-owned subsidiary of the Company, ceased operations and was liquidated during the fourth quarter of 2003. SLFSL served as marketing administrator for the distribution of offshore products offered by SLOC, an affiliate of the Company.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

Below is a summary of the affiliated transactions for those affiliates that are not consolidated within the Company.

The Company and its subsidiaries have management services agreements with SLOC which provides that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $11.3 million in 2005, $24.4 million in 2004, and $73.3 million in 2003.

In accordance with a management service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested. Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $170.4 million, $136.8 million and $152.2 million for the years ended December 31, 2005, 2004 and 2003, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has an administrative services agreement with SLC - U.S. Ops Holdings under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which an affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company. Amounts received under this agreement amounted to approximately $23.4 million, $22.8 million and $21.3 million for the years ended December 31, 2005, 2004 and 2003, respectively.

The Company leases office space to SLOC under lease agreements with terms expiring in December 31, 2009 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term, which is ending. Rent received by the Company under the leases amounted to approximately $10.6 million, $11.8 million, and $11.8 million in 2005, 2004 and 2003, respectively. Rental income is reported as a component of net investment income.

As more fully described in Note 8, the Company has been involved in several reinsurance transactions with SLOC.

In 2005, the Company declared and paid a $200.0 million dividend to its direct parent, Sun Life of Canada (U.S.) Holdings, Inc., consisting of $150.6 million in cash and $49.4 million in notes. In 2004, the Company declared and paid cash dividends in the amount of $150.0 million and transferred via dividend its ownership of SCA valued at $6.6 million to its parent, SLC - U.S. Ops Holdings. The Company did not make any dividend payments in 2003.

On December 31, 2004, the Company received a $60.0 million capital contribution from its parent, SLC - U.S. Ops Holdings.

In 2004, the employees of the Company became participants in a restricted share unit ("RSU") plan with its indirect parent, SLF. Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair market value of a common share of SLF stock on the date of grant. RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock. The redemption value, upon vesting, is the fair market value of an equal number of common shares of SLF stock. The Company incurred expenses of $7.0 million and $4.1 million relating to RSUs for the years ended December 31, 2005 and 2004, respectively.

In 2004, the employees of the Company became participants in a performance share unit ("PSU") plan with its indirect parent, SLF. Under the PSU plan, participants are granted units that are the equivalent to one SLF common share and have a fair market value of a SLF common share on the date of grant. PSUs earn dividend equivalents in the form of additional PSUs at the same rate as the dividends on SLF's common shares. No PSUs will vest or become payable unless SLF meets certain threshold targets with respect to specified performance targets. The plan provides for an enhanced payout if SLF achieves superior levels of performance to motivate participants to achieve a higher return for shareholders. Payments to participants are based on the number of PSUs earned multiplied by the market value of SLF's common shares at the end of a three-year performance period. The Company incurred expenses of $0.7 million and $0.3 million relating to PSUs for the years ended December 31, 2005 and 2004, respectively.

In 2005, the Company recorded a tax benefit of $7.0 million through paid-in-capital for stock options issued to employees of the Company during 2001 through 2005. The $7.0 million tax benefit is comprised of a $2.5 million tax benefit on expenses accrued at its indirect parent, SLF, and a $4.5 million adjustment to record the excess tax benefit over the recorded book expense for stock options exercised.

In 2003, the Company sold a $100.0 million note from MFS, an affiliate, to another affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) LLC"), for approximately $109.1 million. The note was sold at a gain of $9.1 million.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On July 25, 2002, the Company issued a $380.0 million promissory note at 5.76% and an $80 million promissory note at 5.71%, both maturing June 30, 2012 to an affiliate, Sun Life (Hungary) LLC. The Company pays interest semi-annually to Sun Life (Hungary) LLC. The Company expensed $26.5 million for interest on these promissory notes for each of the years ended December 31, 2005, 2004 and 2003, respectively. The proceeds of the notes were used to purchase fixed rate government and corporate bonds.

At December 31, 2005 and 2004, the Company had $565.0 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company. The Company expensed $42.6 million for interest on these surplus notes for each of the years ended December 31, 2005, 2004 and 2003, respectively.

At December 31, 2005 and 2004 the Company, through the Partnership, had $600 million of 8.526% partnership capital securities issued to the Capital Trust. The Company expensed $51.2 million for interest on these partnership capital securities for each of the years ended December 31, 2005, 2004 and 2003, respectively.

At December 31, 2005 and 2004 the Company, through the Partnership, owned $600 million of 8.526% subordinated notes issued by its parent, Sun Life of Canada (U.S.) Holdings, Inc. Interest earned on these notes was $51.2 million for each of the years ended December 31, 2005, 2004 and 2003, respectively.

In 2004 and 2003, the Company purchased a total of $140.0 million in promissory notes from MFS. The interest rates on these notes range from 2.988% to 3.512% and the terms are from 3-5 years. Interest earned for the years ended December 31, 2005, 2004 and 2003 was $4.2 million, $4.0 million and $0.6 million, respectively. As of December 31, 2005, the Company sold and transferred these notes to affiliates. On December 31, 2005, the Company sold notes with a par value of $90.0 million to an affiliate, Sun Life (Hungary) LLC, and recognized a loss of $3.3 million. On September 23, 2005, the Company transferred notes with a par value of $50.0 million to the Company's direct parent, Sun Life of Canada (U.S.) Holdings, Inc. as a dividend. The Company recognized a loss of $0.6 million on the transfer of the notes to Sun Life of Canada (U.S.) Holdings, Inc.

During the years ended December 31, 2005, 2004 and 2003, the Company paid $23.2 million, $35.0 million and $14.6 million, respectively, in commission fees to an affiliate, Sun Life Financial Distributors, Inc., ("SLFD"). In addition, the Company received fee income for administrative services provided to SLFD of $7.1 million, $5.9 million and $3.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.

During the years ended December 31, 2005, 2004 and 2003, the Company paid $25.1 million, $45.1 million and $64.5 million, respectively, in commission fees to Independence Financial Marketing Group, Inc. ("IFMG"), an affiliate.

The Company has an administrative services agreement with SCA under which the Company provides administrative services with respect to certain open-end management investment companies for which SCA serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable contracts issued by the Company. Amounts received under this agreement amounted to approximately $2.4 million for the year ended December 31, 2005. SCA was no longer a consolidated entity in 2005.

The Company paid $16.4 million for the year ended December 31, 2005, in investment management services fees to SCA, an affiliate and registered investment adviser, on a cost-reimbursement basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On June 3, 2005, the Company entered into a Terms Agreement (the "Terms Agreement") with its affiliates Sun Life Financial Global Funding, L.P. (the "Issuer"), Sun Life Financial Global Funding, U.L.C. (the "ULC") and Sun Life Financial Global Funding, L.L.C. (the "LLC"), and with Citigroup Global Markets, Inc. ("Citigroup"), Morgan Stanley & Co. Incorporated ("Morgan Stanley"), Banc of America Securities LLC, Credit Suisse First Boston LLC, J.P. Morgan Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and RBC Capital Markets Corporation (each, an "Initial Purchaser" and collectively, the "Initial Purchasers"), in connection with the offer and sale by the Issuer of $600.0 million of Series 2005-1 Floating Rate Notes due 2010 (the "First Tranche Notes"). The payment obligations of the Issuer under the First Tranche Notes are unconditionally guaranteed by the LLC pursuant to a guarantee (the "Secured Guarantee") dated as of June 10, 2005, and the obligations of the LLC under the Secured Guarantee are secured by a floating rate funding agreement issued by the Company to the LLC on the same date. In addition, the Company issued a $100.0 million floating rate demand note payable to the LLC on the same date. The Terms Agreement incorporates by reference the provisions of a Purchase Agreement dated as of November 11, 2004 (the "Purchase Agreement") by and among the Issuer, the ULC, the LLC, the Company and all of the Initial Purchasers. Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify each Initial Purchaser against certain securities law liabilities related to the offering of the First Tranche Notes. The Company expensed $2.3 million for interest on the demand note for the year ended December 31, 2005.

On June 29, 2005, the Company entered into a Second Terms Agreement (the "Second Terms Agreement") with the Issuer, the ULC, the LLC, Citigroup and Morgan Stanley, in connection with the offer and sale by the Issuer of $300.0 million of Series 2005-1-2 Floating Rate Notes due 2010 (the "Second Tranche Notes"). The payment obligations of the Issuer under the Second Tranche Notes are unconditionally guaranteed by the LLC pursuant to the Secured Guarantee, and the obligations of the LLC under the Secured Guarantee with respect to the Second Tranche Notes are secured by a floating rate funding agreement issued by the Company to the LLC on July 5, 2005. The Second Terms Agreement incorporates by reference the provisions of the Purchase Agreement. Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify Citigroup and Morgan Stanley, against certain securities law liabilities related to the offering of the Second Tranche Notes.

The Company has entered into two interest rate swap agreements with the LLC with an aggregate notional amount of $900.0 million that effectively convert the floating rate payment obligations under the funding agreement to fixed rate obligations.

Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

The following table lists the details of notes due to affiliates at December 31, 2005 (in 000's):

Payees	Type	Rate	Maturity	Principal	Interest Expense

Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/27	$ 250,000	$ 21,563
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/27	150,000	9,225
Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.250%	12/15/15	150,000	10,875
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.125%	12/15/15	7,500	459
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/27	7,500	461
Sun Life (Hungary) LLC	Promissory	5.760%	06/30/12	380,000	21,888
Sun Life (Hungary) LLC	Promissory	5.710%	06/30/12	80,000	4,568
Sun Life Financial Global Funding, L.L.C.	Demand	LIBOR plus 35		100,000	2,279

				$ 1,125,000	$ 71,318

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of fixed maturities at December 31, 2005, was as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 5,234,792	$ 40,958	$ (74,124)	$ 5,201,626
Foreign Government & Agency Securities	86,360	2,965	(64)	89,261
States & Political Subdivisions	742	24	-	766
U.S. Treasury & Agency Securities	449,877	4,773	(4,286)	450,364

Corporate securities:
Basic Industry	228,782	6,192	(3,384)	231,590
Capital Goods	602,974	20,310	(4,507)	618,777
Communications	1,285,638	32,582	(24,476)	1,293,744
Consumer Cyclical	1,321,417	16,741	(62,470)	1,275,687
Consumer Noncyclical	548,636	16,985	(6,206)	559,415
Energy	445,207	15,281	(2,225)	458,264
Finance	3,167,168	50,719	(28,844)	3,189,043
Industrial Other	246,421	9,913	(1,029)	255,305
Technology	49,288	853	(1,127)	49,014
Transportation	409,812	17,786	(7,739)	419,859
Utilities	1,543,713	54,264	(13,544)	1,584,433
Total Corporate	9,849,056	241,626	(155,551)	9,935,131

Total available-for-sale fixed maturities	$ 15,620,827	$ 290,346	$ (234,025)	$ 15,677,148

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 45,755	$ -	$ 645,755

Total held-to-maturity fixed maturities	$ 600,000	$ 45,755	$ -	$ 645,755

	Amortized	Gross	Gross	Estimated
	Cost	Gains	Losses	Fair Values
Trading fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 209,548	$ 1,915	$ (3,776)	$ 207,687
Foreign Government & Agency Securities	19,516	-	(136)	19,380

Corporate securities:
Basic Industry	8,649	783	-	9,432
Capital Goods	15,651	751	-	16,402
Communications	343,647	3,607	(8,542)	338,712
Consumer Cyclical	246,522	2,615	(6,160)	242,977
Consumer Noncyclical	84,411	712	(2,370)	82,753
Energy	27,675	3,187	-	30,862
Finance	713,043	13,996	(8,285)	718,754
Industrial Other	47,464	798	(928)	47,334
Technology	3,801	82	-	3,883
Transportation	60,950	2,588	(4,696)	58,842
Utilities	201,885	8,244	(2,299)	207,830
Total Corporate	1,753,698	37,363	(33,280)	1,757,781

Total trading fixed maturities	$ 1,982,762	$ 39,278	$ (37,192)	$ 1,984,848

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

The amortized cost and fair value of fixed maturities at December 31, 2004, was as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 5,250,374	$ 106,024	$ (33,560)	$ 5,322,838
Foreign Government & Agency Securities	99,771	4,789	(21)	104,539
States & Political Subdivisions	1,212	50	-	1,262
U.S. Treasury & Agency Securities	573,446	12,539	(1,174)	584,811
Subordinated notes from affiliate	140,000	-	-	140,000

Corporate securities:
Basic Industry	298,352	16,577	(1,649)	313,280
Capital Goods	667,459	38,995	(1,429)	705,025
Communications	1,428,598	61,135	(7,811)	1,481,922
Consumer Cyclical	1,341,480	51,605	(2,935)	1,390,150
Consumer Noncyclical	512,153	30,345	(367)	542,131
Energy	527,782	27,370	(711)	554,441
Finance	2,979,627	92,043	(14,145)	3,057,525
Industrial Other	311,829	11,198	(1,522)	321,505
Technology	57,867	2,774	(569)	60,072
Transportation	526,567	25,104	(9,549)	542,122
Utilities	1,490,795	83,231	(2,662)	1,571,364
Total Corporate	10,142,509	440,377	(43,349)	10,539,537

Total available-for-sale fixed maturities	$ 16,207,312	$ 563,779	$ (78,104)	$16,692,987

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 89,132	$ -	$ 689,132

Total held-to-maturity fixed maturities	$ 600,000	$ 89,132	$ -	$ 689,132

	Amortized	Gross	Gross	Estimated
	Cost	Gains	Losses	Fair Values
Trading fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 121,729	$ 4,427	$ (1,051)	$ 125,105
Foreign Government & Agency Securities	6,313	711	(11)	7,013

Corporate securities:
Basic Industry	31,844	2,363	-	34,207
Capital Goods	48,839	2,939	-	51,778
Communications	177,288	10,753	(300)	187,741
Consumer Cyclical	198,733	10,684	(159)	209,258
Consumer Noncyclical	23,344	1,209	(13)	24,540
Energy	35,714	4,987	-	40,701
Finance	453,387	25,198	(973)	477,612
Industrial Other	46,089	3,034	(189)	48,934
Technology	3,802	302	-	4,104
Transportation	63,291	5,453	(3,107)	65,637
Utilities	198,245	16,154	(1)	214,398
Total Corporate	1,280,576	83,076	(4,742)	1,358,910

Total trading fixed maturities	$ 1,408,618	$ 88,214	$ (5,804)	$ 1,491,028

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below. Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2005
	Amortized Cost	Estimated Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$ 453,294	$ 453,070
Due after one year through five years	2,529,687	2,535,451
Due after five years through ten years	4,333,947	4,350,783
Due after ten years	3,069,107	3,136,218
Subtotal - Maturities available-for-sale	10,386,035	10,475,522
Asset-backed securities	5,234,792	5,201,626
Total Available-for-sale	$ 15,620,827	$ 15,667,148

Maturities of trading fixed securities:
Due in one year or less	$ 89,749	$ 90,981
Due after one year through five years	503,839	505,854
Due after five years through ten years	994,999	984,407
Due after ten years	184,627	195,920
Subtotal - Maturities of trading	1,773,214	1,777,162
Asset-backed securities	209,548	207,686
Total Trading	$ 1,982,762	$ 1,984,848

Maturities of held-to-maturity fixed securities:
Due after ten years	$ 600,000	$ 645,755

Gross gains of $61.0 million, $152.5 million and $196.4 million and gross losses of $38.9 million, $45.4 million and $44.9 million were realized on the voluntary sale of fixed maturities for the years ended December 31, 2005, 2004 and 2003, respectively.

Fixed maturities with an amortized cost of approximately $10.9 million and $10.9 million at December 31, 2005 and 2004, respectively, were on deposit with federal and state governmental authorities as required by law.

The Company had unfunded commitments with respect to funding of limited partnerships of approximately $71.3 million and $91.1 million at December 31, 2005 and 2004, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

As of December 31, 2005 and 2004, 94.7% and 95.7%, respectively, of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized statistical rating organizations. During 2005, 2004 and 2003, the Company incurred realized losses totaling $29.7 million, $32.5 million and $62.8 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.

The Company has discontinued accruing income on several of its holdings for issuers that are in default. The termination of accrual accounting on these holdings reduced previously accrued income by $1.7 million, $7.0 million and $10.1 million for the years ended December 31, 2005, 2004 and 2003, respectively. The fair market value of these investments was $24.4 million, $29.8 million and $80.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

The following table provides the fair value and gross unrealized losses of the Company's available-for-sale fixed maturities investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector and length of time that individual securities have been in an unrealized loss position, at December 31, 2005:
	Less Than Twelve Months		Twelve Months Or More	Total
Corporate Securities
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Basic Industry	$ 62,351	$ (1,334)	$ 47,710	$ (2,050)	$ 110,061	$ (3,384)
Capital Goods	37,622	(476)	172,069	(4,031)	209,691	(4,507)
Communications	207,469	(12,291)	284,749	(12,185)	492,218	(24,476)
Consumer Cyclical	475,628	(31,554)	352,308	(30,916)	827,936	(62,470)
Consumer Noncyclical	82,655	(3,602)	116,271	(2,604)	198,926	(6,206)
Energy	44,087	(739)	56,103	(1,486)	100,190	(2,225)
Finance	754,646	(13,576)	685,785	(15,268)	1,440,431	(28,844)
Industrial Other	12,450	(535)	17,657	(494)	30,107	(1,029)
Technology	18,971	(829)	6,703	(298)	25,674	(1,127)
Transportation	64,664	(2,987)	95,889	(4,752)	160,553	(7,739)
Utilities	138,031	(3,438)	444,299	(10,106)	582,330	(13,544)

Total Corporate	1,898,574	(71,361)	2,279,543	(84,190)	4,178,117	(155,551)

Non-Corporate
Asset Backed and Mortgage Backed Securities	1,965,773	(43,011)	1,240,823	(31,113)	3,206,596	(74,124)
Foreign Government & Agency Securities	1,002	(3)	19,118	(61)	20,120	(64)
U.S. Treasury & Agency Securities	56,051	(633)	216,469	(3,653)	272,520	(4,286)

Total Non-Corporate	2,022,826	(43,647)	1,476,410	(34,827)	3,499,236	(78,474)

Grand Total	$ 3,921,400	$ (115,008)	$ 3,755,953	$ (119,017)	$ 7,677,353	$ (234,025)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

The following table provides the fair value and gross unrealized losses of the Company's available-for-sale fixed maturities investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector and length of time that individual securities have been in an unrealized loss position, at December 31, 2004:
	Less Than Twelve Months		Twelve Months Or More	Total
Corporate Securities
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Basic Industry	$ 30,787	$ (461)	$ 23,104	$ (1,188)	$ 53,891	$ (1,649)
Capital Goods	119,885	(938)	14,733	(491)	134,618	(1,429)
Communications	196,250	(4,153)	83,702	(3,658)	279,952	(7,811)
Consumer Cyclical	221,428	(2,478)	10,620	(457)	232,048	(2,935)
Consumer Noncyclical	60,192	(367)	-	-	60,192	(367)
Energy	26,575	(372)	7,100	(339)	33,675	(711)
Finance	693,913	(8,606)	146,825	(5,539)	840,738	(14,145)
Industrial Other	95,881	(938)	20,346	(584)	116,227	(1,522)
Technology	25,431	(569)	-	-	25,431	(569)
Transportation	39,596	(367)	95,630	(9,182)	135,226	(9,549)
Utilities	209,995	(1,965)	33,919	(697)	243,914	(2,662)

Total Corporate	1,719,933	(21,214)	435,979	(22,135)	2,155,912	(43,349)

Non-Corporate
Asset Backed and Mortgage Backed Securities	1,358,934	(11,026)	283,699	(22,534)	1,642,633	(33,560)
Foreign Government & Agency Securities	2,459	(21)	-	-	2,459	(21)
U.S. Treasury & Agency Securities	233,308	(1,174)	-	-	233,308	(1,174)

Total Non-Corporate	1,594,701	(12,221)	283,699	(22,534)	1,878,400	(34,755)

Grand Total	$ 3,314,634	$ (33,435)	$ 719,678	$ (44,669)	$ 4,034,312	$ (78,104)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with an unrealized loss for more than six months are reviewed. An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions. Any deterioration in operating performance is assessed relative to the impact on financial ratios including leverage and coverage measures specific to an industry and relative to any investment covenants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

The Company's analysis also assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been in an unrealized loss position, rating agency actions, and any other key developments as well as the Company's intention, if any, to dispose of its position. The Company has a Credit Committee that includes members from its investment, finance and actuarial functions. The committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2005 (not in thousands):
	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities
Corporate Securities

Basic Industry	17	7	24
Capital Goods	6	18	24
Communications	46	44	90
Consumer Cyclical	71	40	111
Consumer Noncyclical	23	18	41
Energy	9	14	23
Finance	113	81	194
Industrial Other	1	6	7
Technology	2	1	3
Transportation	17	43	60
Utilities	32	42	74

Total Corporate	337	314	651

Non-Corporate
Asset Backed and Mortgage Backed Securities	696	353	1,049
Foreign Government & Agency Securities	1	2	3
U.S. Treasury & Agency Securities	16	32	48

Total Non-Corporate	713	387	1,100

Grand Total	1,050	701	1,751

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2004 (not in thousands):
	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities
Corporate Securities

Basic Industry	6	2	8
Capital Goods	6	6	12
Communications	18	11	29
Consumer Cyclical	20	1	21
Consumer Noncyclical	8	0	8
Energy	4	2	6
Finance	62	14	76
Industrial Other	5	3	8
Technology	1	0	1
Transportation	36	31	67
Utilities	15	7	22

Total Corporate	181	77	258

Non-Corporate
Asset Backed and Mortgage Backed Securities	278	91	369
Foreign Government & Agency Securities	2	0	2
U.S. Treasury & Agency Securities	27	0	27

Total Non-Corporate	307	91	398

Grand Total	488	168	656

Mortgage Loans and Real Estate

The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

Mortgage Loans and Real Estate (continued)

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

	December 31,
	2005	2004

Total mortgage loans	$ 1,739,370	$ 1,465,896

Real estate:
Held-for-sale	-	628
Held for production of income	170,510	167,511
Total real estate	$ 170,510	$ 168,139

Accumulated depreciation on real estate was $23.0 million and $19.1 million at December 31, 2005 and 2004, respectively.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made. The Company has restructured mortgage loans, impaired mortgage loans and impaired-but-performing mortgage loans totaling $12.6 million and $16.5 million at December 31, 2005 and 2004, respectively, against which there are allowances for losses of $6.3 million and $7.6 million, respectively.

Activity for the investment valuation allowances was as follows:

	Balance at			Balance at
	January 1,	Additions	Subtractions	December 31,
2005
Mortgage loans	$ 7,646	$ 800	$ (2,174)	$ 6,272

2004
Mortgage loans	$ 6,365	$ 1,530	$ (249)	$ 7,646

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

	2005	2004
Property Type:
Office building	$ 703,927	$ 620,273
Residential	87,874	89,831
Retail	751,041	619,021
Industrial/warehouse	264,567	237,020
Other	108,743	75,536
Valuation allowances	(6,272)	(7,646)
Total	$ 1,909,880	$ 1,634,035

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

	2005	2004
Geographic region:

Alabama	$ 8,070	$ 408
Arizona	48,113	45,753
California	144,829	137,387
Colorado	33,238	33,096
Connecticut	30,026	32,973
Delaware	15,194	15,847
Florida	140,592	116,327
Georgia	80,802	78,360
Illinois	23,118	10,473
Indiana	19,950	16,203
Kentucky	25,623	15,015
Louisiana	32,186	21,531
Maryland	64,724	57,323
Massachusetts	142,421	137,535
Michigan	6,799	8,719
Minnesota	53,157	46,341
Missouri	34,567	32,323
Nebraska	7,948	5,368
Nevada	7,509	8,055
New Jersey	36,042	31,943
New Mexico	7,386	7,633
New York	240,390	232,312
North Carolina	43,111	39,831
Ohio	128,525	93,896
Oregon	11,968	6,391
Pennsylvania	118,709	102,767
Tennessee	32,430	26,714
Texas	211,889	136,237
Utah	29,718	28,528
Virginia	17,386	18,378
Washington	73,326	68,389
Wisconsin	19,494	4,658
All other	26,912	24,967
Valuation allowances	(6,272)	(7,646)
Total	$ 1,909,880	$ 1,634,035

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

At December 31, 2005, scheduled mortgage loan maturities were as follows:

2006	$ 11,745
2007	52,697
2008	45,809
2009	42,455
2010	72,676
Thereafter	1,513,988
Total	$ 1,739,370

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $115.8 million and $54.0 million at December 31, 2005 and 2004, respectively.

During 2004 and 2003, the Company sold commercial mortgage loans in securitization transactions. The mortgages were primarily sold to qualified special purpose entities that were established for the purpose of purchasing the assets and issuing trust certificates. In these transactions, the Company retained investment tranches, which are considered available-for-sale securities, in addition to servicing rights. The securitizations are structured so that investors have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interests are subject to credit and interest rate risk on the transferred financial assets. The Company recognized pre-tax gains of $3.0 million and $24.6 million for its 2004 and 2003 securitization transactions, respectively. The Company did not sell any commercial mortgage loans in securitization transactions in 2005.

The tranches retained through the 2004 securitization, were considered interest only strips ("I/O"). Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2004 were as follows:

	Exeter I/O	Fairfield I/O

Prepayment speed	-	-
Weighted average life in years	5.72-5.92	2.89-8.74
Expected credit losses	-	-
Residual cash flows discount rate	4.80%-4.84%	4.43%-5.28%
Treasury rate interpolated for average life	3.35%-3.39%	3.18%-4.03%
Spread over treasuries	1.45%	1.25%
Duration in years	6.64-10.14	1.45-4.92

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2005 were as follows:

	Exeter I/O	Fairfield I/O
Amortized cost of retained
Interests	$ 775	$ 719
Fair value of retained interests	841	674
Weighted average life in years	2.32-2.96	1.00-4.36

Expected Credit Losses
Fair value of retained interest as a result of a .20% of adverse change	785	621
Fair value of retained interest as a result of a .30% of adverse change	757	595

Residual Cash flows Discount Rate
Fair value of retained interest as a result of a 10% of adverse change	839	672
Fair value of retained interest as a result of a 20% of adverse change	837	670

The outstanding principal amount of the securitized commercial mortgage loans was $873.2 million at December 31, 2005, none of which were 60 days or more past due. There were no net credit losses incurred relating to the securitized commercial mortgage loans at the dates of securitization through December 31, 2005.

The tranches retained through the 2003 securitization were subordinated secured notes. Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2003 were as follows:

Commercial Mortgages

Prepayment speed	-
Weighted average life in years	14.123-14.84
Expected credit losses	-
Residual cash flows discount rate	5.65%-5.92%
Treasury rate interpolated for average life	4.37%-4.40%
Spread over treasuries	1.28%-1.52%
Duration in years	20.46-20.66

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2005 were as follows:

Commercial Mortgages
Amortized cost of retained
Interests	$ 15,511
Fair value of retained interests	17,538
Weighted average life in years	13.69-14.10

Expected Credit Losses
Fair value of retained interest as a result of a .20% of adverse change	17,528
Fair value of retained interest as a result of a .30% of adverse change	17,522

Residual Cash flows Discount Rate
Fair value of retained interest as a result of a 10% of adverse change	16,868
Fair value of retained interest as a result of a 20% of adverse change	16,231

The outstanding principal amount of the securitized commercial mortgage loans was $363.9 million at December 31, 2005, none of which were 60 days or more past due. There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization through December 31, 2005.

Securities Lending

The Company is engaged in certain securities lending transactions, which require the borrower to provide collateral on a daily basis, in amounts in excess of 102% of the fair value of the applicable securities loaned. The Company maintains effective control over all loaned securities and, therefore, continues to report such loaned securities as fixed maturities in its consolidated balance sheet.

Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $495.7 million and $735.7 million at December 31, 2005 and 2004, respectively.

Leveraged Leases

The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years. During 2001, the lease term was extended until 2010. The Company's equity investment in this VIE represented 8.33% of the partnership that provided 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment. The leveraged lease is included as a part of other invested assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

The Company's net investment in the leveraged lease is composed of the following elements:

	Year ended December 31,
	2005	2004
Lease contract receivable	$ 25,914	$ 31,803
Less: non-recourse debt	(1,410)	(1,415)
Net Receivable	24,504	30,388
Estimated value of leased assets	21,420	21,420
Less: unearned and deferred income	(9,178)	(11,928)
Investment in leveraged leases	36,746	39,880
Less: fees	(138)	(138)
Net investment in leveraged leases	$ 36,608	$ 39,742

Derivatives

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements. Interest rate swap agreements are agreements to exchange with a counter-party interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) as an economic hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counter-party credit risk is the difference in payments exchanged. The fair value of swap agreements is included with derivative instruments - receivable (positive position) or derivative instruments - payable (negative position) in the accompanying balance sheet.

The Company utilizes payer swaptions to hedge exposure to interest rate risk. Swaptions give the buyer the option to enter into an interest rate swap per the terms of the original swaption agreement. A premium is paid on settlement date and no further cash transactions occur until the positions expire. The swaptions have a physical settlement at expiration for which an interest rate swap becomes effective. Swaptions are carried at fair value which is included in derivative instruments - receivable (positive position) in the accompanying balance sheet and the change in value is offset to derivative income.

The Company utilizes over-the-counter ("OTC") put options and exchange traded futures on the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") ("S&P", "S&P 500", and "Standard & Poor's" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by the Company) and other indexes to hedge against stock market exposure inherent in the mortality and expense risk charges and GMDB and living benefit features of the Company's variable annuities. The Company also purchases OTC call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts. Options are carried at fair value and are included with derivative instruments - receivable in the Company's balance sheet.

Standard & Poor's indexed futures contracts are entered into for purposes of hedging equity-indexed products. The interest credited on these 1, 5, 7 and 10 year term products is based on the changes in the S&P 500 Index. On trade date, an initial cash margin is exchanged. Daily cash is exchanged to settle the daily variation margin and the offset is recorded in derivative income.

The Company issued annuity contracts and GICs that contain a derivative instrument that is "embedded" in the contract. Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or GIC) and is carried at fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

From the second quarter in 2000 until the second quarter in 2002, the Company marketed GICs to unrelated third parties. Each transaction is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps. The combination of the currency swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

Included in derivative gains (losses) are gains on the translation of foreign currency denominated GIC liabilities of $197.1 million for the year ended December 31, 2005, and losses of ($83.3) million and ($158.6) million for the years ended December 31, 2004 and 2003, respectively.

Beginning in the second quarter 2005, the Company marketed GICs to unrelated third parties and entered into funding agreements and interest rate swaps as part of this guaranteed investment program. The interest rate swaps allow the Company to lock in U.S. dollar fixed rate payments for the life of the contracts.

The Company does not employ hedge accounting. The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, "Accounting for Derivative Instruments," is not justified. As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative income (loss) for the years ended December 31 consisted of the following:
	2005	2004	2003
Net expense on swap agreements	$ (64,915)	$ (62,514)	$ (87,721)
Change in fair value of swap agreements (interest rate, currency, and equity)	101,320	(43,977)	197,506
Change in fair value of options, futures and embedded derivatives	(19,931)	8,072	(312,985)
Total derivative income (losses)	$ 16,474	$ (98,419)	$ (203,200)

The Company is required to pledge and receive collateral for open derivative contracts. The amount of collateral required is determined by agreed upon thresholds with the counter-parties. The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement. At December 31, 2005 and 2004, $35.6 million and $33.6 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows for the years ended December 31:

	2005
	Notional	Fair Value
	Principal	Asset (Liability)
	Amounts

Interest rate swaps	$ 6,764,984	$ (115,333)
Currency swaps	534,916	116,070
Equity swaps	181,334	29,463
Currency forwards	2,571	(2,079)
Credit Default Swaps	10,000	(3)
Futures	745,009	(1,724)
Swaptions	2,500,000	8,979
S&P 500 index call options	3,410,279	225,243
S&P 500 index put options	1,160,202	29,566

Total	$ 15,309,295	$ 290,182

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

	2004
	Notional	Fair Value
	Principal	Asset (Liability)
	Amounts

Interest rate swaps	$ 5,948,576	$ (212,661)
Currency swaps	805,849	290,776
Equity swaps	250,207	28,254
Currency forwards	1,547	(81)
S&P 500 index call options	2,986,757	188,481
S&P 500 index put options	1,217,980	42,858

Total	$ 11,210,916	$ 337,627

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) arose from sale of the following security types for the years ended December 31:

	2005	2004	2003

Fixed maturities	$ 21,873	$ 108,603	$ 159,474
Equity securities	(6)	3,375	(1,465)
Mortgage and other loans	614	858	25,528
Real estate	318	-	3,862
Other invested assets	12,741	(1,601)	4,800
Other than temporary declines	(29,707)	(32,494)	(62,834)
Gains on impaired assets	11,092	17,333	4,720

Total	$ 16,925	$ 96,074	$ 134,085

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

	2005	2004	2003

Fixed maturities	$ 921,803	$ 1,030,973	$ 1,114,949
Mortgage and other loans	103,253	83,986	76,259
Real estate	11,047	11,615	6,952
Policy loans	37,595	42,821	43,335
Other	55,245	(19,715)	(20,364)
Gross investment income	1,128,943	1,149,680	1,221,131
Less: Investment expenses	16,414	15,423	12,381
Net investment income	$ 1,112,529	$ 1,134,257	$ 1,208,750

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company. Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

	2005		2004
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 347,654	$ 347,654	$ 552,949	$ 552,949
Fixed maturities	18,261,996	18,307,751	18,784,015	18,873,147
Equity securities	15,427	15,427	1,006	1,006
Short-term investments	-	-	23,957	23,957
Mortgages	1,739,370	1,790,629	1,465,896	1,546,834
Derivatives instruments -receivables	487,947	487,947	566,401	566,401
Policy loans	701,769	701,769	696,305	696,305
Separate accounts	19,095,391	19,095,391	19,120,381	19,120,381

Financial liabilities:
Policy liabilities	18,668,578	17,449,961	18,846,238	17,677,082
Derivative instruments - payables	197,765	197,765	228,774	228,774
Long-term debt	-	-	33,500	33,500
Long-term debt to affiliates	1,125,000	1,178,918	1,025,000	1,100,501
Partnership capital securities	607,826	645,755	607,826	689,132
Separate accounts	19,095,391	19,095,391	19,120,381	19,120,381

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Interest receivable on the above financial instruments is stated at carrying value which approximates fair value.

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments, and equity securities: The fair values of short-term bonds are estimated to be amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair value of equity securities are based on quoted market prices.

Mortgage loans: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives: The fair values of swaps are based on current settlement values. The current settlement values are based on dealer quotes and market prices. Fair values for options and futures are based on dealer quotes and market prices.

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value. The fair values of other deposits with future maturity dates are estimated using discounted cash flows. The fair values of S&P 500 Index and other equity linked embedded derivatives are produced using standard derivative valuation techniques. GMABs or GMWBs are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are included in contractholder deposit funds. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a 50 year projection. Policyholder assumptions are based on experience studies and industry standards.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company periodically evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability from this contingency is unlikely. A brief discussion of the Company's reinsurance agreements by segment follows.

Wealth Management Segment

The Wealth Management Segment manages a closed block of single premium whole life ("SPWL") insurance policies, a retirement-oriented tax-advantaged life insurance product. The Company discontinued sales of SPWL's in response to certain tax law changes in the 1980s. The Company had SPWL policyholder balances of approximately $1.7 billion and $1.7 billion as of December 31, 2005 and 2004, respectively. On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliated company.

By reinsuring the SPWL policies, the Company reduced net investment income by $82.7 million and $91.2 million for the years ended December 31, 2005 and 2004, respectively. The Company also reduced interest credited by $57.5 million and $79.6 million for the years ended December 31, 2005 and 2004, respectively. In addition, the Company also increased net investment income, relating to an experience rating refund under the reinsurance agreement with SLOC, by $13.1 and $13.6 million for the years ended December 31, 2005 and 2004, respectively. The liability for the SPWL policies is included in contractholder deposit funds and other policy liabilities.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, individual private placement variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis. Fee income was reduced by $33.3 million, $28.7 million and $23.4 million for the years ended December 31, 2005, 2004 and 2003, respectively, to account for these agreements.

Effective October 1, 2004, the Company no longer acts as the reinsurer of risk under the lapse protection benefit for certain universal life contracts issued by SLOC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

8. REINSURANCE (CONTINUED)

Group Protection Segment

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured the mortality risks of SLNY's group life insurance contracts. Under this agreement, certain death benefits were reinsured on a yearly renewable term basis. The agreement provided that SLOC would reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY. The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of SLNY's group long-term disability contracts. The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company's group life contracts. Under this agreement, certain group life mortality benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $700,000 per claim for group life contracts ceded by the Company.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts. Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1.0 million per claim for stop loss contracts ceded by SLNY.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

	For the Years Ended December 31,
	2005	2004	2003

Insurance premiums:
Direct	$ 54,915	$ 62,939	$ 67,959
Ceded	2,933	4,119	7,441
Net premiums	$ 51,982	$ 58,820	$ 60,518

Insurance and other individual policy benefits and claims:
Direct	$ 225,936	$ 170,381	$ 230,384
Ceded	38,923	29,004	29,136
Net policy benefits and claims	$ 187,013	$ 141,377	$ 201,248

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS

The Company sponsors two non-contributory defined benefit pension plans for its employees and certain affiliated employees. Expenses are allocated to participating companies based in a manner consistent with the allocation of employee compensation expenses. The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"). Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

On September 21, 2005, the Board of Directors of the Company approved amendments pertaining to the two non-contributory defined benefit pension plans including the following:

(a) To provide that no one shall become a participant in the plan after December 31, 2005;

(b) To freeze accruals under the plan as of December 31, 2005 for all participants except (i) those participants (x) who are at least age 50 and whose age plus service on January 1, 2006 equals or exceeds 60 and (y) who in 2005 choose to continue their participation in the plan (the "Grandfathered Participants"), (ii) those participants who are receiving on December 31, 2005 severance or termination payments and (iii) those participants who are receiving on December 31, 2005 amounts paid under the Long Term Disability plan sponsored by the Company;

Due to the pension plan changes, a $1.9 million curtailment charge was recognized.

Other post retirement benefit plans have been amended as follows:

a) To provide retiree medical coverage where the retiree pays the entire cost of coverage equal to the cost paid by active employees unless the participant is a retiree as of 12/31/05, a "grandfathered employee" or a "Rule 75 employee".

A grandfathered employee shall mean an active employee (i) who retires on or after January 1,2006 and (ii) who as of January 1,2006 is at least age 55 with 15 or more years or service and whose age plus service is at least 75.

A rule 75 employee shall mean active employees (i) who are not Grandfathered employees, ii) who retire on or after January 1, 2006, and (iii) who when they retire are at least age 55 with 15 or more years or service and whose age plus service is at least 75.

For grandfathered and rule of 75 employees retiree medical coverage is provided at reduced cost.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the change in the pension plans' (retirement plan and agent pension plan) projected benefit obligations and assets, as well as the plans' funded status at December 31:

	2005	2004
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 215,439	$ 191,689
Service cost	10,948	9,873
Interest cost	13,839	12,118
Actuarial loss (gain)	17,780	7,039
Benefits paid	(6,105)	(5,280)
Plan amendments	2,344	-
Curtailment loss (gain)	(24,700)	-
Projected benefit obligation at end of year	$ 229,545	$ 215,439

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 233,551	$ 205,737
Other	(1,250)	(1,050)
Actual return on plan assets	25,900	34,144
Benefits paid	(6,105)	(5,280)
Fair value of plan assets at end of year	$ 252,096	$ 233,551
Information on the funded status of the plan:
Funded status	$ 22,551	$ 18,112
Unrecognized net actuarial loss	7,802	19,339
Unrecognized transition obligation	(10,392)	(13,443)
Unrecognized prior service cost	3,945	7,421
4th quarter contribution	(1,550)	(1,250)
Prepaid benefit cost	$ 22,356	$ 30,179

The accumulated benefit obligation for the retirement plan and agent pension plan at December 31, 2005 and 2004 was $222.4 million and $188.9 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS (CONTINUED)

The agent plan is overfunded and the funded status of the employee retirement plan was as follows:

	2005	2004

Plan assets	$ 211,612	$ 195,332
Projected benefit obligations	(219,802)	(206,748)
Funded status	$ (8,190)	$ (11,416)

Accumulated benefit obligation	$ 212,630	$ 180,201

The following table sets forth the components of the net periodic benefit cost, and the Company's share of net periodic benefit costs for the years ended December 31:

	2005	2004	2003

Components of net periodic benefit cost:
Service cost	$ 10,948	$ 9,873	$ 8,954
Interest cost	13,839	12,118	10,494
Expected return on plan assets	(20,092)	(17,704)	(14,358)
Amortization of transition obligation asset	(3,051)	(3,051)	(3,051)
Amortization of prior service cost	855	855	855
Curtailment loss (gain)	1,856	-	-
Recognized net actuarial loss	1,918	3,140	4,215
Net periodic benefit cost (benefit)	$ 6,273	$ 5,231	$ 7,109
The Company's share of net periodic benefit cost	$ 4,116	$ 4,272	$ 5,522

In addition to its share of net periodic benefit cost, the Company incurred $2.9 million, $1.9 million and $3.5 million for the years ended December 31, 2005, 2004 and 2003, respectively, in expense for an uninsured benefit plan, for which the Company is not the plan sponsor.

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

	Pension Benefits
	2005	2004	2003
Discount rate	5.8%	6.2%	6.1%
Rate of compensation increase	4.0%	4.0%	4.0%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS (CONTINUED)

Weighted average assumptions used to determine net benefit cost were as follows:

	Pension Benefits
	2005	2004	2003

Discount rate	6.2%	6.1%	6.75%
Expected long term return on plan assets	8.75%	8.75%	8.75%
Rate of compensation increase	4.0%	4.0%	4.0%

The Company relies on historical market returns from Ibbotson Associates (1926-2002) to determine its overall long term rate of return on asset assumption. Applying Ibbotson's annualized market returns of 12% stock, 5.8% bonds and 3.8% cash to the Company's target allocation results in an expected return consistent with the one used by the Company for purposes of determining the benefit obligation.

Plan Assets

The asset allocation for the Company's pension plan assets for 2005 and 2004 measurement, and the target allocation for 2006, by asset category, are as follows:
	Target Allocation	Percentage of Plan Assets
Asset Category	2006	2005	2004

Equity Securities	60%	61%	61%
Debt Securities	25%	30%	27%
Commercial Mortgages	15%	9%	10%
Other	-%	-%	2%
Total	100%	100%	100%

The target allocations were established to reflect the Company's investment risk posture and to achieve the desired level of return commensurate with the needs of the fund. The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:
1)	exceeds the assumed actuarial rate;
2)	exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and
3)	generates a real rate of return of at least 3% after inflation, and sufficient income or liquidity to pay retirement benefits on a timely basis.

Equity securities include SLF common stock in the amount of $4.2 million at December 31, 2004. Equity securities did not include any SLF common stock at December 31, 2005.

Cash Flow

Due to the over funded status of the agent defined benefit plan, the Company will not be making contributions to the plan in 2006.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS (CONTINUED)

The Company has estimated the following future benefit payments for the years 2006 through 2015:
Pension Benefits
2006	$ 6,352
2007	6,680
2008	6,949
2009	7,299
2010	7,624
2011 to 2015	45,646

401(k) Savings Plan

The Company sponsors and participates in a 401(k) savings plan (the "401(k) Plan") for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the 401(k) Plan, the Company matches, up to specified amounts, the employees' contributions to the plan.

On September 21, 2005, the Board of Directors of the Company approved amendments pertaining to the 401(k) Plan including the following.

(a) Beginning January 1, 2006, Eligible Participants shall receive a basic employer contribution which shall be a percentage of the participant's eligible compensation determined under the following chart based on the sum of the participant's age and service on January 1 of the applicable plan year -

Age Plus Service	Employer Contribution
Less than 40	3%
At least 40 but less than 55	5%
At least 55	7%

(b) In addition to the basic employer contribution beginning January 1, 2006, Eligible Participants who did not become participants in the United States Employees' Retirement Income Plan before January 1, 2006 and who remain employed by a participating employer on January 1, 2006 shall be entitled to receive a supplemental basic employer contribution in January 2006 based on their applicable basic employer contribution percentage as of January 1, 2006 and their eligible compensation paid during the period beginning on their hire date and ending on December 31, 2005.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS (CONTINUED)

(c) To provide for a transition employer contribution effective January 1, 2006 to Eligible Participants who are at least age 40 on January 1, 2006 and whose age plus service on January 1, 2006 equals or exceeds 45 (such Eligible Participants are referred to as "Transition Participants");

(d) For January 1, 2006 through December 31, 2015, Transition Participants shall receive transition employer contributions which shall be a percentage of the Transition Participant's eligible compensation determined under the following chart based on the participant's age and service on January 1, 2006 -

	Service
Age	Less than 5 years	5 or more years
At least 40 but less than 43	3.0%	5.0%
At least 43 but less than 45	3.5%	5.5%
At least 45	4.5%	6.5%

The amount of the 2005 employer contributions under 401(k) Plan sponsorship for the Company and its affiliates was $6.1 million. Amounts are allocated to affiliates based on their respective employees' contributions. The Company's portion of the expense was $4.6 million, $2.8 million and $0.9 million for the years ended December 31, 2005, 2004 and 2003, respectively. The Company's contribution includes a $1.6 million accrued retroactive adjustment related to the board approved amendments to the 401(k) Plan. This retroactive adjustment will be funded in 2006.

Other Post-Retirement Benefit Plans

The Company sponsors a post-retirement benefit pension plan for its employees and certain affiliates employees providing certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents (the "Retirement Plan"). Expenses are allocated to participating companies based on the number of participants. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the change in the Retirement Plan's obligations and assets, as well as the plans' funded status at December 31:

Change in benefit obligation:	2005	2004

Benefit obligation at beginning of year	$ 48,453	$ 51,278
Service cost	1,333	1,233
Interest cost	2,994	2,957
Actuarial (gain) loss	4,596	(4,583)
Benefits paid	(2,884)	(2,432)
Plan Amendments	(3,192)	-
Benefit obligation at end of year	$ 51,300	$ 48,453

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ -	$ -
Employer contributions	2,884	2,432
Benefits paid	(2,884)	(2,432)
Fair value of plan assets at end of year	$ -	$ -

Information on the funded status of the plan:
Funded Status	$ (51,301)	$ (48,453)
Unrecognized net actuarial loss	22,741	19,556
4th quarter contribution	686	628
Unrecognized prior service cost	(5,609)	(2,657)
Accrued benefit cost	$ (33,483)	$ (30,926)

The following table sets forth the components of the net periodic post-retirement benefit costs and the Company's allocated share for the year ended December 31:

	2005	2004
Components of net periodic benefit cost
Service cost	$ 1,333	$ 1,233
Interest cost	2,994	2,957
Amortization of prior service cost	(241)	(241)
Recognized net actuarial loss	1,273	1,384
Net periodic benefit cost	$ 5,359	$ 5,333

The Company's share of net periodic benefit cost	$ 4,947	$ 4,180

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS (CONTINUED)

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:
	Other Benefits
	2005	2004	2003
Discount Rate	5.8%	6.2%	6.1%
Rate of Compensation increase	4.0%	4.0%	4.0%

Weighted average assumptions used to determine net cost for the years ended December 31 were as follows:
	Other Benefits
	2005	2004	2003
Discount rate	6.2%	6.1%	6.75%
Rate of compensation increase	4.0%	4.0%	4.0%

In order to measure the post-retirement benefit obligation for 2005, the Company assumed a 10% annual rate of increase in the per capita cost of covered health care benefits. In addition, medical cost inflation is assumed to be 10% in 2006 and assumed to decrease gradually to 5.00% for 2011 and remain at that level thereafter. Assumed healthcare cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effect:
	1- Percentage-Point	1- Percentage-Point
	Increase	Decrease
Effect on Post retirement benefit obligation	$ 5,541	$ (4,571)

Effect on total of service and interest cost	$ 756	$ (596)

The Company has estimated the following future benefit payments for the years 2006 through 2015:
Other Benefits
2006	$ 3,413
2007	3,546
2008	3,666
2009	3,757
2010	3,807
2011 to 2015	19,859

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

10. FEDERAL INCOME TAXES

The Company will file a consolidated return with SLC -U.S. Ops Holdings for the year ended December 31, 2005 as the Company did for the year ended December 31, 2004. The Company filed a consolidated federal income tax return with SLC - U.S. Ops Holdings and Keyport filed a return with its subsidiary, Independence Life, for the year ended December 31, 2003. A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 is as follows:

	2005	2004	2003
Federal income tax expense (benefit):
Current	$ 11,239	$ (5,331)	$ (29,240)
Deferred	28,852	76,683	56,606

Total	$ 40,091	$ 71,352	$ 27,366

Federal income taxes attributable to the Company's consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate at 35%. The Company's effective rate differed from the federal income tax rate as follows:

	2005	2004	2003

Expected federal income tax expense (benefit)	$ 60,210	$ 107,446	$ 44,251
Low income housing credit	(5,947)	(6,021)	(6,026)
Separate account dividend received deduction	(10,150)	(10,500)	(5,600)
Prior year settlements	(2,802)	(17,351)	(6,518)
Other items	(1,220)	(2,222)	1,259

Federal income tax expense (benefit)	$ 40,091	$ 71,352	$ 27,366

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

	2005	2004
Deferred tax assets:
Actuarial liabilities	$ 250,818	$ 391,780
Net operating loss	-	4,444
Other	281	(8,340)
Total deferred tax assets	251,099	387,884

Deferred tax liabilities:
Deferred policy acquisition costs	(287,605)	(185,715)
Investments, net	40,866	(266,779)
Total deferred tax liabilities	(246,739)	(452,494)

Net deferred tax asset (liability)	$ 4,360	$ (64,610)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under certain tax sharing agreements as if it were filing as a separate company. The Company received income tax refunds of $32.0 million in 2005 and $17.1 million in 2003. The Company did not have any net income tax payments for 2004. At December 31, 2005, the Company did not have any operating loss carryforwards remaining.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 2001 and 2002. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life, group disability and stop loss products is summarized below:

	2005	2004

Balance at January 1	$ 32,571	$ 31,337
Less reinsurance recoverable	(6,381)	(9,146)
Net balance at January 1	26,190	22,191
Incurred related to:
Current year	23,881	20,889
Prior years	(3,143)	910
Total incurred	20,738	21,799
Paid losses related to:
Current year	(13,860)	(12,009)
Prior years	(5,813)	(5,791)
Total paid	(19,673)	(17,800)

Balance at December 31	33,141	32,571
Less reinsurance recoverable	(5,886)	(6,381)

Net balance at December 31	$ 27,255	$ 26,190

The incurred losses and loss adjustment expenses relating to insured events in prior years changed as a result of reassessment of the estimates of the settlement costs on certain claims outstanding due to factors that emerged in the current year.

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

12. LIABILITIES FOR CONTRACT GUARANTEES

On January 1, 2004, the Company adopted the American Institute of Certified Public Accountants' (the "AICPA") SOP 03-1. The major provisions of SOP 03-1 that affect the Company require:

●	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
●	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
●	Reporting and measuring the Company's interest in its separate accounts as investments.

The cumulative effect, reported after tax and net of related effects on DAC, upon adoption of SOP 03-1 at January 1, 2004, decreased net income and stockholder's equity by $8.9 million and reduced accumulated other comprehensive income by $2.1 million. The decrease in net income was comprised of an increase in future contract and policy benefits (primarily for variable annuity contracts) of $46.7 million, pretax, an increase in DAC of $29.5 million, pretax, and the recognition of the unrealized gain on investments in separate accounts of $3.5 million, pretax.

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2005:

Benefit Type	Account Balance	Net Amount at Risk 1	Average Attained Age
Minimum Death	$ 16,316,183	$ 2,126,214	66.1
Minimum Income	$ 385,378	$ 68,802	59.3
Minimum Accumulation or Withdrawal	$ 1,669,284	$ 182	61.2

The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2004:

Benefit Type	Account Balance	Net Amount at Risk 1	Average Attained Age
Minimum Death	$ 16,894,237	$ 2,423,320	65.7
Minimum Income	$ 386,407	$ 63,851	59.8
Minimum Accumulation or Withdrawal	$ 884,843	$ -	61.4

1 Net amount at risk represents the difference between guaranteed benefits and account balance.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

12. LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

The following summarizes the reserve for the GMDB and GMIB at December 31, 2005:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at December 31, 2004	$ 28,313	$ 2,422	$ 30,735

Benefit Ratio Change / Assumption Changes	15,205	(172)	15,033
Incurred guaranteed benefits	35,559	560	36,119
Paid guaranteed benefits	(39,308)	-	(39,308)
Interest	1,980	190	2,170

Balance at December 31, 2005	$ 41,749	$ 3,000	$ 44,749

The following summarizes the reserve for the GMDB and GMIB at December 31, 2004:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2004	$ 45,250	$ 1,457	$ 46,707

Incurred guaranteed benefits	32,103	832	32,935
Paid guaranteed benefits	(50,502)	-	(50,502)
Interest	1,462	132	1,594

Balance at December 31, 2004	$ 28,313	$ 2,422	$ 30,735

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

12. LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest and less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The benefit ratio may be in excess of 100%. For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance. For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant's attained age.

The liability for guarantees is re-evaluated regularly and adjustments are made to the liability balance through a charge or credit to policyowner benefits.

GMABs or GMWBs are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recorded at fair value through earnings. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a 50 year projection. Policyholder assumptions are based on experience studies and industry standards. The GMAB or GMWB constituted an asset of $0.2 million and $2.8 million at December 31, 2005 and 2004, respectively.

Interest in Separate Accounts

At December 31, 2003, the Company had $11.7 million representing unconsolidated interests in its own separate accounts. These interests were recorded as separate account assets, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified these interests to investments as a component of other invested assets.

Sales Inducements

The Company currently offers enhanced or bonus crediting rates to policyholders on certain of its annuity products. Through December 31, 2003, the expenses associated with certain of these bonuses were deferred and amortized. Others were expensed as incurred. Effective January 1, 2004, upon adoption of SOP 03-1, the expenses associated with offering a bonus are deferred and amortized over the life of the related contract in a pattern consistent with the amortization of DAC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

13. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

	2005	2004
Balance at January 1	$ 1,147,181	$ 889,601
Acquisition costs deferred	261,058	346,764
Amortized to expense during the year	(226,355)	(48,562)
Adjustment for unrealized investment gains (losses) during the year	159,493	(40,622)
Balance at December 31	$ 1,341,377	$ 1,147,181

14. VALUE OF BUSINESS ACQUIRED (VOBA)

The changes in VOBA for the years ended December 31 were as follows:

	2005	2004
Balance at January 1	$ 24,130	$ 22,391
Amortized to expense during the year	(17,467)	(4,819)
Adjustment for unrealized investment gains (losses) during the year	47,007	6,558
Balance at December 31	$ 53,670	$ 24,130

15. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, funding agreements, retirement plan services, and life insurance on an individual and group basis, as well as disability and stop-loss insurance on a group basis. As described below, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities. Each segment is defined consistently with the way results are evaluated by the chief operating decision-maker.

Net investment income is allocated based on segmented assets by line of business. Allocations of operating expenses among segments are made using both standard rates and actual expenses incurred. Management evaluates the results of the operating segments on an after-tax basis. The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

Wealth Management

The Wealth Management Segment markets, sells and administers individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products. These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies. The Company uses derivative instruments to manage the risks inherent in the contract options.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

15. SEGMENT INFORMATION (CONTINUED)

Individual Protection

The Individual Protection Segment markets, sells and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

Group Protection

The Group Protection Segment markets, sells and administers group life, long-term disability, short-term disability and stop loss insurance to small and mid-size employers in the State of New York.

Corporate

The Corporate Segment includes the unallocated capital of the Company, its debt financing, its consolidated investments in VIEs, and items not otherwise attributable to the other segments.

The following amounts pertain to the various business segments:

	Year ended December 31, 2005

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total Revenues	$ 1,342,509	$ 74,535	$ 32,604	$ 110,537	$ 1,560,185
Total Expenditures	1,220,198	70,991	32,333	64,636	1,388,158
Income before income tax expense, minority interest and cumulative effect of change in accounting principle	122,311	3,544	271	45,901	172,027

Net Income	93,570	2,443	176	36,963	133,152

Total Assets	$ 38,631,963	$ 6,005,424	$ 55,319	$1,314,140	$ 46,006,846

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

15. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the various business segments:

	Year ended December 31, 2004

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total Revenues	$ 1,284,873	$ 65,366	$ 34,908	$ 162,596	$ 1,547,743
Total Expenditures	1,054,852	60,785	31,605	93,470	1,240,712
Income before income tax expense, minority interest and cumulative effect of change in accounting principle	230,021	4,581	3,303	69,126	307,031

Net Income	166,309	3,118	2,147	49,702	221,276

Total Assets	$ 40,961,145	$ 4,111,638	$ 53,131	$1,561,629	$ 46,687,543

	Year ended December 31, 2003

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total Revenues	$ 1,409,642	$ 49,357	$ 26,609	$ 34,141	$ 1,519,749
Total Expenditures	1,247,670	53,848	25,712	61,792	1,389,022
Income (loss) before income tax expense, minority interest and cumulative effect of change in accounting principle	161,972	(4,491)	897	(27,651)	130,727

Net Income (Loss)	106,655	(2,331)	608	(9,941)	94,991

Total Assets	$ 39,814,262	$ 2,973,014	$ 46,535	$ 840,565	$ 43,674,376

74

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

16. REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities. Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently. The Company's statutory financials are not prepared on a consolidated basis.

At December 31, the Company and its insurance subsidiaries combined statutory surplus and net income were as follows:

	Unaudited for the Years ended December 31,
	2005	2004	2003

Statutory surplus and capital	$ 1,778,241	$ 1,822,812	$ 1,685,356
Statutory net income	140,827	249,010	224,284

17. DIVIDEND RESTRICTIONS

The Company's and its insurance company subsidiaries' ability to pay dividends is subject to certain statutory restrictions. Delaware, New York, and Rhode Island have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) ten percent of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year. Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance. The Company is permitted to pay dividends up to a maximum of $154.3 million in 2006 without prior approval from the Delaware Commissioner of Insurance.

In 2005, the Company's board of directors approved and the Company paid a $200.0 million dividend to its direct parent, Sun Life of Canada (U.S.) Holdings, Inc., consisting of $150.6 million in cash and $49.4 million in notes. In 2004, the Company's board of Directors approved and the Company paid $150.0 million of cash dividends to its direct parent. On December 31, 2004, SCA was distributed in the form of a dividend of $6.6 million to the Company's direct parent and became a consolidated subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. The Company did not pay any dividends in 2003.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. No dividends were paid by SLNY during 2005, 2004 or 2003.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve-month period would exceed the lesser of (i) ten percent of the insurance company's surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company's own securities. No dividends were paid by Independence Life during 2005, 2004 or 2003.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

18. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31 were as follows:
	2005	2004	2003
Unrealized gains on available-for-sale securities	$ 56,493	$ 485,553	$ 520,173
Reserve allocation	(22,039)	-	-
Minimum pension liability adjustment	(2,834)	-	-
DAC allocation	(12,842)	(172,945)	(132,323)
VOBA allocation	(1,201)	(48,208)	(54,766)
Tax effect and other	1,683	(83,762)	(105,403)

Accumulated Other Comprehensive Income	$ 19,260	$ 180,638	$ 227,681

19. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

19. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements. The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws. The Company believes any potential liability under these agreements is neither probable nor estimatable. Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to six years. As of December 31, 2005, minimum future lease payments under such leases were as follows:

2006	$ 6,029
2007	4,778
2008	1,477
2009	374
2010	39
Total	$ 12,697

Total rental expense for the years ended December 31, 2005, 2004 and 2003 was $8.5 million, $16.3 million and $23.6 million, respectively.

The Company has four noncancelable sublease agreements that expire on March 31, 2008. As of December 31, 2005, the minimum future lease payments under the sublease agreements were as follows:

2006	$ 1,140
2007	1,174
2008	293
Total	$ 2,607

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Sun Life Assurance Company of Canada (U.S.)
Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and consolidated financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2004, the Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." As discussed in Note 1 to the consolidated financial statements, effective December 31, 2003, the Company adopted the provisions of FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51" and FASB Interpretation No. 46R, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51" (Revised).

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 23, 2006

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2005
Assets:
Investment in	Shares	Cost	Value
Fidelity Variable Insurance Products Funds
VIP Freedom 2010 Portfolio (F10)	22,636	$245,142	$243,563
VIP Freedom 2015 Portfolio (F15)	24,547	270,258	268,544
VIP Freedom 2020 Portfolio (F20)	9,760	108,400	107,943
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund (FMS)	1,539,845	24,673,642	27,978,984
Templeton Developing Markets Securities Fund (TDM)	84,847	895,279	924,837
Templeton Growth Securities Fund Class 2 (FTG)	612,697	7,872,508	8,461,348
Templeton International Securities Fund (FTI)	15,166,884	206,788,728	236,906,725
Franklin Value Securities Fund (FVS)	1,109,181	15,977,035	18,623,157
Liberty Variable Investment Trust
Colonial Small Cap Variable Series (CSC)	348	6,180	6,200
Wanger Select Fund (WTF)	18,466	384,967	418,444
Wanger U.S. Small Cap Fund (USC)	222	7,716	7,735
Lord Abbett Series Fund, Inc.
All Value Portfolio (LAV)	562,105	7,553,343	8,330,401
Growth & Income Portfolio (LA1)	6,661,294	172,410,288	174,259,456
Growth Opportunities Portfolio (LA9)	2,237,175	28,518,763	30,716,412
Mid-Cap Value (LA2)	2,161,495	43,664,502	45,585,928
MFS/Sun Life Series Trust
Bond S Class (MF7)	6,623,817	78,123,610	75,047,842
Bond Series (BDS)	12,399,799	144,270,337	141,357,713
Capital Appreciation S Class (MFD)	1,698,462	27,879,613	32,542,530
Capital Appreciation Series (CAS)	28,452,425	587,150,700	549,416,331
Capital Opportunities S Class (CO1)	1,124,885	12,825,460	14,994,717
Capital Opportunities Series (COS)	14,502,009	240,716,598	194,181,905
Emerging Growth S Class (MFF)	1,096,474	14,301,168	18,519,452
Emerging Growth Series (EGS)	18,480,067	360,698,876	315,639,547
Emerging Markets Equity S Class (EM1)	476,866	6,981,137	10,352,754
Emerging Markets Equity Series (EME)	3,725,140	50,494,805	81,357,063
Global Governments S Class (GG1)	414,202	4,779,610	4,233,144
Global Governments Series (GGS)	4,266,192	49,299,680	43,899,111
Global Growth S Class (GG2)	562,598	5,510,227	7,538,817
Global Growth Series (GGR)	10,828,682	118,446,205	145,970,637
Global Total Return S Class (GT2)	996,329	14,880,335	16,499,208
Global Total Return Series (GTR)	9,386,271	138,028,012	156,281,411
Government Securities S Class (MFK)	16,076,378	211,015,156	205,295,344
Government Securities Series (GSS)	26,780,805	356,775,017	343,865,538
High Yield S Class (MFC)	14,016,094	95,464,832	95,169,280
High Yield Series (HYS)	31,496,276	210,732,671	215,119,566
International Growth S Class (IG1)	1,188,044	12,082,051	18,248,353
International Growth Series (IGS)	7,741,399	82,612,194	119,372,367
International Investors Trust S Class (MI1)	627,811	8,526,825	10,873,687
International Investors Trust Series (MII)	6,043,418	78,819,975	105,095,045
Managed Sectors S Class (MS1)
Managed Sectors Series (MSS)
Massachusetts Investors Growth Stock S Class (M1B)	8,100,891	67,958,362	78,659,648
Massachusetts Investors Growth Stock Series (MIS)	37,391,536	426,949,361	365,689,222
Massachusetts Investors Trust S Class (MFL)	6,176,818	164,844,855	185,057,480
Massachusetts Investors Trust Series (MIT)	28,486,760	906,178,241	858,875,810
Mid Cap Growth S Class (MC1)	6,822,787	32,829,355	40,390,896
Mid Cap Growth Series (MCS)	11,482,592	56,991,682	68,665,902
Mid Cap Value S Class (MCV)	2,191,200	23,122,175	25,549,393
Money Market S Class (MM1)	117,199,138	117,199,138	117,199,138

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2005 - continued
Investment in
MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Money Market Series (MMS)	192,370,348	$192,370,348	$192,370,348
New Discovery S Class (M1A)	5,795,785	71,233,312	82,242,184
New Discovery Series (NWD)	9,583,536	121,224,159	137,523,743
Research S Class (RE1)	1,620,358	22,617,573	27,432,658
Research Series (RES)	20,711,227	380,530,685	353,126,414
Research Growth and Income S Class (RG1)	659,501	7,725,948	9,951,870
Research Growth and Income Series (RGS)	5,161,431	65,326,948	78,195,680
Research International S Class (RI1)	5,251,775	68,741,783	87,231,983
Research International Series (RIS)	5,483,471	64,521,251	91,793,304
Strategic Growth S Class (SG1)	5,092,164	35,521,814	39,158,744
Strategic Growth Series (SGS)	4,668,058	33,644,416	36,177,453
Strategic Income S Class (SI1)	2,113,602	22,358,488	22,488,727
Strategic Income Series (SIS)	5,417,547	57,142,007	58,021,924
Strategic Value S Class (SVS)	1,035,529	9,956,817	10,531,335
Technology S Class (TE1)	767,536	2,887,913	3,377,159
Technology Series (TEC)	4,258,008	17,296,208	18,990,716
Total Return S Class (MFJ)	33,183,817	601,230,331	629,497,005
Total Return Series (TRS)	64,408,029	1,144,725,977	1,230,193,330
Utilities S Class (MFE)	2,089,093	28,252,190	37,624,567
Utilities Series (UTS)	16,519,537	250,999,836	299,334,009
Value S Class (MV1)	7,705,278	101,779,515	124,902,560
Value Series (MVS)	19,134,454	246,729,229	311,891,604
Nations Marsico
Nations Marsico 21st Century Portfolio (NMT)	464	5,228	5,204
Nations Marsico Growth Portfolio (NNG)	2,814	47,838	50,336
Nations Marsico International Opportunities Portfolio (NMI)	841	14,240	15,506
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	887,204	30,343,253	33,917,823
Global Securities Fund (OGG)	409,770	11,692,409	13,587,975
Main St. Growth and Income Fund (OMG)	11,412,409	228,843,369	246,850,398
Main St. Small Cap Growth Fund (OMS)	626,873	9,102,414	10,694,455
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio (PMB)	376,413	5,013,872	5,141,808
Low Duration Portfolio (PLD)	23,242,525	238,074,229	234,517,073
Real Return Bond Portfolio (PRR)	2,572,756	32,842,104	32,648,274
Total Return Bond Portfolio (PTR)	5,606,638	58,544,692	57,411,976
VIT All Asset Portfolio (PRA)	16,227	193,340	191,646
VIT Commodity Real Return Strategy Portfolio (PCR)	41,184	507,975	504,509
Sun Capital Advisers Trust
All Cap S Class (SSA)	147,908	1,785,958	1,582,621
Investment Grade Bond S Class (IGB)	358,641	3,576,459	3,511,097
Real Estate Fund S Class (SRE)	2,399,905	44,591,789	47,926,097
Real Estate Fund (SC3)	971,112	15,141,988	18,256,904
Sun Capital Money Market S Class (CMM)	490,142	490,142	490,142
		$9,443,493,061	$9,803,159,689
Liability:
Payable to Sponsor			(3,636,817)
Net Assets			$9,799,522,872

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2005 - continued
	Applicable to Owners of			Reserve for
	Deferred Variable Annuity Contracts			Variable
	Units	Value		Annuities	Total
MFS Consolidated Regatta Contracts:
Fidelity Variable Insurance Products Funds
F10	23,605	$243,563	$		$243,563
F15	25,858	268,544			268,544
F20	10,353	107,943			107,943
Franklin Templeton Variable Insurance Products Trust
FMS	1,886,907	27,963,658		14,756	27,978,414
TDM	82,552	924,837			924,837
FTG	518,022	8,461,348			8,461,348
FTI	15,021,292	236,836,347		68,960	236,905,307
FVS	1,065,024	18,607,025		15,486	18,622,511
Liberty Variable Investment Trust
CSC	583	6,200			6,200
WTF	36,338	418,444			418,444
USC	699	7,735			7,735
Lord Abbett Series Fund, Inc.
LAV	673,060	8,330,401			8,330,401
LA1	11,563,674	174,119,686		137,965	174,257,651
LA9	2,675,259	30,712,830		3,529	30,716,359
LA2	2,743,587	45,553,915		31,207	45,585,122
MFS/Sun Life Series Trust:
MF7	6,270,011	75,037,572		9,618	75,047,190
BDS	9,925,405	140,927,389		486,476	141,413,865
MFD	3,518,217	32,528,455		12,423	32,540,878
CAS	41,628,520	545,319,392		3,379,509	548,698,901
CO1	1,483,374	14,953,845		38,308	14,992,153
COS	21,130,668	193,958,627		148,358	194,106,985
MFF	1,747,003	18,519,056		396	18,519,452
EGS	30,633,904	314,780,134		789,301	315,569,435
EM1	441,657	10,352,754			10,352,754
EME	3,923,235	80,958,806		302,127	81,260,933
GG1	327,850	4,222,501		9,968	4,232,469
GGS	2,809,654	43,654,143		222,121	43,876,264
GG2	552,979	7,524,239		13,994	7,538,233
GGR	8,221,692	145,240,462		688,021	145,928,483
GT2	1,195,804	16,484,931		13,753	16,498,684
GTR	8,201,461	155,061,116		988,139	156,049,255
MFK	19,255,861	205,068,963		222,992	205,291,955
GSS	22,849,712	342,759,124		1,283,457	344,042,581
MFC	7,227,900	95,080,311		87,217	95,167,528
HYS	14,094,783	214,074,891		723,852	214,798,743
IG1	1,221,898	18,247,713			18,247,713
IGS	8,840,529	119,045,335		289,240	119,334,575
MI1	661,889	10,873,687			10,873,687
MII	5,984,457	104,778,110		284,719	105,062,829
MS1
MSS
M1B	7,285,892	78,649,897		9,393	78,659,290
MIS	43,809,878	365,149,870		516,382	365,666,252
MFL	14,452,676	185,015,685		39,274	185,054,959
MIT	59,467,044	855,728,838		2,871,330	858,600,168
MC1	3,978,465	40,381,076		8,760	40,389,836

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2005 - continued
	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
MFS/Sun Life Series Trust - continued
MCS	12,048,420	$68,455,528	$195,902	$68,651,430
MCV	1,682,084	25,548,286	1,065	25,549,351
MM1	11,958,338	117,042,328	157,248	117,199,576
MMS	15,938,732	190,278,804	1,648,563	191,927,367
M1A	6,422,025	82,198,512	41,067	82,239,579
NWD	12,797,342	137,240,557	261,370	137,501,927
RE1	2,260,668	27,421,632	10,326	27,431,958
RES	23,187,138	351,617,350	1,333,346	352,950,696
RG1	870,283	9,951,870		9,951,870
RGS	6,688,530	77,979,761	210,943	78,190,704
RI1	5,123,155	87,223,901	7,975	87,231,876
RIS	6,756,158	91,695,723	133,970	91,829,693
SG1	3,249,303	39,157,002	1,677	39,158,679
SGS	5,803,755	36,134,431	35,478	36,169,909
SI1	1,805,113	22,467,805	19,953	22,487,758
SIS	4,397,877	57,914,142	104,666	58,018,808
SVS	796,494	10,531,335		10,531,335
TE1	419,282	3,377,159		3,377,159
TEC	5,244,561	18,970,572	17,992	18,988,564
MFJ	49,480,358	629,140,842	351,986	629,492,828
TRS	61,210,836	1,223,073,606	6,023,829	1,229,097,435
MFE	2,310,367	37,600,635	22,446	37,623,081
UTS	16,956,503	298,594,373	610,654	299,205,027
MV1	9,478,274	124,869,947	30,873	124,900,820
MVS	20,463,991	311,156,391	712,275	311,868,666
Nations Marsico
NMT	462	5,204		5,204
NNG	4,598	50,336		50,336
NMI	1,299	15,506		15,506
Oppenheimer Variable Account Fund
OCA	2,328,976	33,902,215	15,027	33,917,242
OGG	991,457	13,587,975		13,587,975
OMG	17,938,766	246,780,635	68,343	246,848,978
OMS	595,796	10,694,455		10,694,455
PIMCO Variable Insurance Trust
PMB	290,180	5,141,808		5,141,808
PLD	23,604,352	234,327,110	185,931	234,513,041
PRR	2,712,386	32,648,274		32,648,274
PTR	5,192,072	57,352,929	58,053	57,410,982
PRA	18,761	191,646		191,646
PCR	49,012	504,509		504,509
Sun Capital Advisers Trust
SSA	146,395	1,582,621		1,582,621
IGB	340,324	3,511,097		3,511,097
SRE	3,596,058	47,919,939	6,067	47,926,006
SC3	967,700	18,246,716	9,809	18,256,525
CMM	48,728	490,142		490,142
Net Assets		$9,773,535,007	$25,987,865	$9,799,522,872

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005

	F10 Sub- Account (f)	F15 Sub- Account (f)	F20 Sub- Account (f)	FMS Sub- Account

Income and Expenses:
Dividend income	$1,059	$1,108	$446	$175,688
Mortality and expense risk charges	(18)	(212)	(100)	(325,170)
Distribution and administrative expense charges	-	-	-	(39,020)
Net investment income (loss)	$1,041	$896	$346	$(188,502)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$-	$1	$-	$432,805
Realized gain distributions	-	-	-	65,810
Net realized gains (losses)	$-	$1	$-	$498,615

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,579)	$(1,714)	$(457)	$3,305,342
Beginning of year	-	-	-	1,771,523
Change in unrealized appreciation (depreciation)	$(1,579)	$(1,714)	$(457)	$1,533,819

Realized and unrealized gains (losses)	$(1,579)	$(1,713)	$(457)	$2,032,434
Increase (Decrease) in net assets from operations	$(538)	$(817)	$(111)	$1,843,932

	TDM Sub-Account (f)	FTG Sub- Account	FTI Sub- Account	FVS Sub-Account

Income and Expenses:
Dividend income	$	$48,206	$1,899,575	$114,140
Mortality and expense risk charges	(1,130)	(79,655)	(2,788,766)	(247,644)
Distribution and administrative expense charges	-	(9,559)	(334,652)	(29,717)
Net investment income (loss)	$(1,130)	$(41,008)	$(1,223,843)	$(163,221)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$1,823	$92,256	$3,452,096	$795,689
Realized gain distributions	-	-	-	92,326
Net realized gains (losses)	$1,823	$92,256	$3,452,096	$888,015

Net unrealized appreciation (depreciation) on investments:
End of year	$29,558	$588,840	$30,117,997	$2,646,122
Beginning of year	-	227,629	15,859,833	2,376,969
Change in unrealized appreciation (depreciation)	$29,558	$361,211	$14,258,164	$269,153

Realized and unrealized gains (losses)	$31,381	$453,467	$17,710,260	$1,157,168
Increase (Decrease) in net assets from operations	$30,251	$412,459	$16,486,417	$993,947

(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued
	CSC Sub- Account (e)	WTF Sub- Account (e)	USC Sub- Account (e)	LAV Sub- Account

Income and Expenses:
Dividend income	$-	$-	$-	$27,156
Mortality and expense risk charges	(36)	(2,271)	(9)	(100,669)
Distribution and administrative expense charges	(4)	(273)	(1)	(12,080)
Net investment income (loss)	$(40)	$(2,544)	$(10)	$(85,593)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(10)	$1,586	$(8)	$98,803
Realized gain distributions	12	-	-	27,818
Net realized gains (losses)	$2	$1,586	$(8)	$126,621

Net unrealized appreciation (depreciation) on investments:
End of year	$20	$33,477	$19	$777,058
Beginning of year	-	-	-	395,768
Change in unrealized appreciation (depreciation)	$20	$33,477	$19	$381,290

Realized and unrealized gains (losses)	$22	$35,063	$11	$507,911
Increase (Decrease) in net assets from operations	$(18)	$32,519	$1	$422,318

	LA1 Sub-Account	LA9 Sub- Account	LA2 Sub- Account	MF7 Sub-Account

Income and Expenses:
Dividend income	$1,642,448	$-	$189,906	$4,366,582
Mortality and expense risk charges	(2,273,881)	(335,506)	(590,562)	(1,098,520)
Distribution and administrative expense charges	(272,866)	(40,259)	(70,867)	(131,822)
Net investment income (loss)	$(904,299)	$(375,765)	$(471,523)	$3,136,240

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$5,846,429	$101,528	$3,548,231	$(32,222)
Realized gain distributions	10,035,085	399,482	2,594,844	1,275,645
Net realized gains (losses)	$15,881,514	$501,010	$6,143,075	$1,243,423

Net unrealized appreciation (depreciation) on investments:
End of year	$1,849,168	$2,197,649	$1,921,426	$(3,075,768)
Beginning of year	13,066,754	1,300,552	5,170,767	1,361,957
Change in unrealized appreciation (depreciation)	$(11,217,586)	$897,097	$(3,249,341)	$(4,437,725)

Realized and unrealized gains (losses)	$4,663,928	$1,398,107	$2,893,734	$(3,194,302)
Increase (Decrease) in net assets from operations	$3,759,629	$1,022,342	$2,422,211	$(58,062)

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued
	BDS Sub- Account	MFD Sub- Account	CAS Sub- Account	CO1 Sub- Account

Income and Expenses:
Dividend income	$9,261,073	$121,133	$3,588,977	$104,734
Mortality and expense risk charges	(1,915,189)	(444,628)	(7,035,427)	(209,439)
Distribution and administrative expense charges	(229,823)	(53,355)	(844,251)	(25,133)
Net investment income (loss)	$7,116,061	$(376,850)	$(4,290,701)	$(129,838)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$1,164,058	$265,650	$(78,660,688)	$149,765
Realized gain distributions	2,600,465	-	-	-
Net realized gains (losses)	$3,764,523	$265,650	$(78,660,688)	$149,765

Net unrealized appreciation (depreciation) on investments:
End of year	$(2,912,624)	$4,662,917	$(37,734,369)	$2,169,257
Beginning of year	7,512,558	4,709,647	(123,059,722)	2,268,081
Change in unrealized appreciation (depreciation)	$(10,425,182)	$(46,730)	$85,325,353	$(98,824)

Realized and unrealized gains (losses)	$(6,660,659)	$218,920	$6,664,665	$50,941
Increase (Decrease) in net assets from operations	$455,402	$(157,930)	$2,373,964	$(78,897)

	COS Sub-Account	MFF Sub- Account	EGS Sub- Account	EM1 Sub-Account

Income and Expenses:
Dividend income	$2,022,470	$-	$-	$39,153
Mortality and expense risk charges	(2,744,755)	(244,934)	(4,179,263)	(105,685)
Distribution and administrative expense charges	(329,371)	(29,392)	(501,511)	(12,621)
Net investment income (loss)	$(1,051,656)	$(274,326)	$(4,680,774)	$(79,153)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(37,726,309)	$308,993	$(90,895,883)	$732,646
Realized gain distributions	-	-	-	28,688
Net realized gains (losses)	$(37,726,309)	$308,993	$(90,895,883)	$761,334

Net unrealized appreciation (depreciation) on investments:
End of year	$(46,534,693)	$4,218,284	$(45,059,329)	$3,371,617
Beginning of year	(84,456,807)	3,007,167	(162,300,161)	1,689,642
Change in unrealized appreciation (depreciation)	$37,922,114	$1,211,117	$117,240,832	$1,681,975

Realized and unrealized gains (losses)	$195,805	$1,520,110	$26,344,949	$2,443,309
Increase (Decrease) in net assets from operations	$(855,851)	$1,245,784	$21,664,175	$2,364,156

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued
	EME Sub- Account	GG1 Sub- Account	GGS Sub- Account	GG2 Sub- Account

Income and Expenses:
Dividend income	$442,235	$476,618	$5,460,807	$16,733
Mortality and expense risk charges	(828,520)	(61,665)	(644,524)	(104,650)
Distribution and administrative expense charges	(99,422)	(7,400)	(77,343)	(12,558)
Net investment income (loss)	$(485,707)	$407,553	$4,738,940	$(100,475)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$7,803,124	$(110,201)	$199,082	$437,073
Realized gain distributions	239,987	26,941	300,883	-
Net realized gains (losses)	$8,043,111	$(83,260)	$499,965	$437,073

Net unrealized appreciation (depreciation) on investments:
End of year	$30,862,258	$(546,466)	$(5,400,569)	$2,028,590
Beginning of year	18,121,391	206,486	4,435,204	1,806,317
Change in unrealized appreciation (depreciation)	$12,740,867	$(752,952)	$(9,835,773)	$222,273

Realized and unrealized gains (losses)	$20,783,978	$(836,212)	$(9,335,808)	$659,346
Increase (Decrease) in net assets from operations	$20,298,271	$(428,659)	$(4,596,868)	$558,871

	GGR Sub-Account	GT2 Sub- Account	GTR Sub- Account	MFK Sub-Account

Income and Expenses:
Dividend income	$704,651	$577,646	$6,747,087	$8,184,747
Mortality and expense risk charges	(1,881,905)	(203,686)	(1,992,784)	(2,894,341)
Distribution and administrative expense charges	(225,829)	(24,442)	(239,134)	(347,321)
Net investment income (loss)	$(1,403,083)	$349,518	$4,515,169	$4,943,085

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(3,627,490)	$482,394	$4,029,585	$(1,022,090)
Realized gain distributions	-	898,422	9,958,276	-
Net realized gains (losses)	$(3,627,490)	$1,380,816	$13,987,861	$(1,022,090)

Net unrealized appreciation (depreciation) on investments:
End of year	$27,524,432	$1,618,873	$18,253,399	$(5,719,812)
Beginning of year	11,102,317	2,998,921	33,122,672	(2,271,659)
Change in unrealized appreciation (depreciation)	$16,422,115	$(1,380,048)	$(14,869,273)	$(3,448,153)

Realized and unrealized gains (losses)	$12,794,625	$768	$(881,412)	$(4,470,243)
Increase (Decrease) in net assets from operations	$11,391,542	$350,286	$3,633,757	$472,842

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	GSS Sub- Account	MFC Sub- Account	HYS Sub- Account	IG1 Sub- Account

Income and Expenses:
Dividend income	$17,885,215	$6,645,530	$19,927,054	$120,677
Mortality and expense risk charges	(4,749,559)	(1,326,825)	(2,985,661)	(232,244)
Distribution and administrative expense charges	(569,947)	(159,219)	(358,279)	(27,869)
Net investment income (loss)	$12,565,709	$5,159,486	$16,583,114	$(139,436)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(2,015,037)	$438,081	$(608,245)	$1,243,214
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(2,015,037)	$438,081	$(608,245)	$1,243,214

Net unrealized appreciation (depreciation) on investments:
End of year	$(12,909,479)	$(295,552)	$4,386,895	$6,166,302
Beginning of year	(5,700,201)	4,886,347	18,953,246	5,160,036
Change in unrealized appreciation (depreciation)	$(7,209,278)	$(5,181,899)	$(14,566,351)	$1,006,266

Realized and unrealized gains (losses)	$(9,224,315)	$(4,743,818)	$(15,174,596)	$2,249,480
Increase (Decrease) in net assets from operations	$3,341,394	$415,668	$1,408,518	$2,110,044

	IGS Sub-Account	MI1 Sub- Account	MII Sub- Account	MS1 Sub-Account

Income and Expenses:
Dividend income	$1,072,393	$76,896	$1,049,454	$8,446
Mortality and expense risk charges	(1,475,663)	(122,355)	(1,206,831)	(11,508)
Distribution and administrative expense charges	(177,080)	(14,683)	(144,820)	(1,381)
Net investment income (loss)	$(580,350)	$(60,142)	$(302,197)	$(4,443)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$4,193,256	$526,457	$3,587,588	$226,089
Realized gain distributions	-	160,163	1,855,195	-
Net realized gains (losses)	$4,193,256	$686,620	$5,442,783	$226,089

Net unrealized appreciation (depreciation) on investments:
End of year	$36,760,173	$2,346,862	$26,275,070	$-
Beginning of year	26,082,475	1,779,416	19,015,288	443,673
Change in unrealized appreciation (depreciation)	$10,677,698	$567,446	$7,259,782	$(443,673)

Realized and unrealized gains (losses)	$14,870,954	$1,254,066	$12,702,565	$(217,584)
Increase (Decrease) in net assets from operations	$14,290,604	$1,193,924	$12,400,368	$(222,027)

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	MSS Sub- Account	M1B Sub- Account	MIS Sub- Account	MFL Sub- Account

Income and Expenses:
Dividend income	$664,410	$210,925	$1,997,020	$1,150,961
Mortality and expense risk charges	(457,694)	(1,110,985)	(4,960,563)	(2,095,505)
Distribution and administrative expense charges	(54,923)	(133,318)	(595,268)	(251,461)
Net investment income (loss)	$151,793	$(1,033,378)	$(3,558,811)	$(1,196,005)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(77,745,349)	$906,367	$(52,016,751)	$1,694,726
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(77,745,349)	$906,367	$(52,016,751)	$1,694,726

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$10,701,286	$(61,260,139)	$20,212,625
Beginning of year	(68,056,289)	8,654,908	(125,871,549)	11,568,980
Change in unrealized appreciation (depreciation)	$68,056,289	$2,046,378	$64,611,410	$8,643,645

Realized and unrealized gains (losses)	$(9,689,060)	$2,952,745	$12,594,659	$10,338,371
Increase (Decrease) in net assets from operations	$(9,537,267)	$1,919,367	$9,035,848	$9,142,366

	MIT Sub- Account	MC1 Sub- Account	MCS Sub- Account	MCV Sub-Account

Income and Expenses:
Dividend income	$8,757,575	$-	$-	$-
Mortality and expense risk charges	(11,429,165)	(587,365)	(940,018)	(363,509)
Distribution and administrative expense charges	(1,371,500)	(70,484)	(112,802)	(43,621)
Net investment income (loss)	$(4,043,090)	$(657,849)	$(1,052,820)	$(407,130)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(49,530,970)	$1,461,744	$3,972,155	$1,016,956
Realized gain distributions	-	-	-	2,801,901
Net realized gains (losses)	$(49,530,970)	$1,461,744	$3,972,155	$3,818,857

Net unrealized appreciation (depreciation) on investments:
End of year	$(47,302,431)	$7,561,541	$11,674,220	$2,427,218
Beginning of year	(152,571,125)	8,013,801	14,145,504	4,466,583
Change in unrealized appreciation (depreciation)	$105,268,694	$(452,260)	$(2,471,284)	$(2,039,365)

Realized and unrealized gains (losses)	$55,737,724	$1,009,484	$1,500,871	$1,779,492
Increase (Decrease) in net assets from operations	$51,694,634	$351,635	$448,051	$1,372,362

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	MM1 Sub- Account	MMS Sub- Account	M1A Sub- Account	NWD Sub- Account

Income and Expenses:
Dividend income	$2,542,236	$5,613,577	$-	$-
Mortality and expense risk charges	(1,597,088)	(2,660,807)	(981,472)	(1,845,488)
Distribution and administrative expense charges	(191,651)	(319,297)	(117,776)	(221,459)
Net investment income (loss)	$753,497	$2,633,473	$(1,099,248)	$(2,066,947)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$-	$-	$696,265	$(4,566,892)
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$-	$-	$696,265	$(4,566,892)

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$-	$11,008,872	$16,299,584
Beginning of year			6,899,664	5,743,267
Change in unrealized appreciation (depreciation)	$-	$-	$4,109,208	$10,556,317

Realized and unrealized gains (losses)	$-	$-	$4,805,473	$5,989,425
Increase (Decrease) in net assets from operations	$753,497	$2,633,473	$3,706,225	$3,922,478

	RE1 Sub-Account	RES Sub- Account	RG1 Sub- Account	RGS Sub-Account

Income and Expenses:
Dividend income	$94,242	$2,173,742	$42,028	$537,331
Mortality and expense risk charges	(360,403)	(4,698,112)	(127,873)	(996,118)
Distribution and administrative expense charges	(43,248)	(563,773)	(15,345)	(119,534)
Net investment income (loss)	$(309,409)	$(3,088,143)	$(101,190)	$(578,321)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$886,042	$(46,532,878)	$288,429	$1,111,794
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$886,042	$(46,532,878)	$288,429	$1,111,794

Net unrealized appreciation (depreciation) on investments:
End of year	$4,815,085	$(27,404,271)	$2,225,922	$12,868,732
Beginning of year	3,854,339	(99,476,855)	1,977,344	9,625,111
Change in unrealized appreciation (depreciation)	$960,746	$72,072,584	$248,578	$3,243,621

Realized and unrealized gains (losses)	$1,846,788	$25,539,706	$537,007	$4,355,415
Increase (Decrease) in net assets from operations	$1,537,379	$22,451,563	$435,817	$3,777,094

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	RI1 Sub- Account	RIS Sub- Account	SG1 Sub- Account	SGS Sub- Account

Income and Expenses:
Dividend income	$403,851	$675,233	$44,668	$136,129
Mortality and expense risk charges	(1,076,997)	(1,117,771)	(607,205)	(516,393)
Distribution and administrative expense charges	(129,240)	(134,132)	(72,865)	(61,967)
Net investment income (loss)	$(802,386)	$(576,670)	$(635,402)	$(442,231)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$3,963,011	$3,057,266	$837,007	$(2,028,240)
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$3,963,011	$3,057,266	$837,007	$(2,028,240)

Net unrealized appreciation (depreciation) on investments:
End of year	$18,490,200	$27,272,053	$3,636,930	$2,533,037
Beginning of year	11,290,174	17,584,781	4,006,822	318,173
Change in unrealized appreciation (depreciation)	$7,200,026	$9,687,272	$(369,892)	$2,214,864

Realized and unrealized gains (losses)	$11,163,037	$12,744,538	$467,115	$186,624
Increase (Decrease) in net assets from operations	$10,360,651	$12,167,868	$(168,287)	$(255,607)

	SI1 Sub-Account	SIS Sub- Account	SVS Sub- Account	TE1 Sub-Account

Income and Expenses:
Dividend income	$1,539,443	$4,364,946	$80,892	$-
Mortality and expense risk charges	(325,077)	(787,906)	(161,650)	(42,138)
Distribution and administrative expense charges	(39,009)	(94,549)	(19,398)	(5,057)
Net investment income (loss)	$1,175,357	$3,482,491	$(100,156)	$(47,195)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$254,576	$1,227,109	$341,349	$60,025
Realized gain distributions	208,849	569,315	1,103,977	-
Net realized gains (losses)	$463,425	$1,796,424	$1,445,326	$60,025

Net unrealized appreciation (depreciation) on investments:
End of year	$130,239	$879,917	$574,518	$489,246
Beginning of year	1,778,421	5,922,117	2,198,316	385,797
Change in unrealized appreciation (depreciation)	$(1,648,182)	$(5,042,200)	$(1,623,798)	$103,449

Realized and unrealized gains (losses)	$(1,184,757)	$(3,245,776)	$(178,472)	$163,474
Increase (Decrease) in net assets from operations	$(9,400)	$236,715	$(278,628)	$116,279

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	TEC Sub- Account	MFJ Sub- Account	TRS Sub- Account	MFE Sub- Account

Income and Expenses:
Dividend income	$-	$12,449,252	$34,966,202	$228,558
Mortality and expense risk charges	(254,083)	(8,107,708)	(16,426,185)	(429,729)
Distribution and administrative expense charges	(30,490)	(972,925)	(1,971,142)	(51,568)
Net investment income (loss)	$(284,573)	$3,368,619	$16,568,875	$(252,739)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(746,760)	$5,490,612	$(3,515,146)	$1,721,587
Realized gain distributions	-	12,778,940	33,639,928	-
Net realized gains (losses)	$(746,760)	$18,269,552	$30,124,782	$1,721,587

Net unrealized appreciation (depreciation) on investments:
End of year	$1,694,508	$28,266,674	$85,467,353	$9,372,377
Beginning of year	79,297	42,544,683	112,445,560	6,595,668
Change in unrealized appreciation (depreciation)	$1,615,211	$(14,278,009)	$(26,978,207)	$2,776,709

Realized and unrealized gains (losses)	$868,451	$3,991,543	$3,146,575	$4,498,296
Increase (Decrease) in net assets from operations	$583,878	$7,360,162	$19,715,450	$4,245,557

	UTS Sub-Account	MV1 Sub- Account	MVS Sub- Account	NMT Sub-Account (e)

Income and Expenses:
Dividend income	$2,896,609	$1,432,866	$4,522,386	$-
Mortality and expense risk charges	(3,714,272)	(1,766,958)	(4,145,355)	(4)
Distribution and administrative expense charges	(445,713)	(212,035)	(497,443)	(1)
Net investment income (loss)	$(1,263,376)	$(546,127)	$(120,412)	$(5)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(3,823,076)	$3,591,472	$10,526,546	$(1)
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(3,823,076)	$3,591,472	$10,526,546	$(1)

Net unrealized appreciation (depreciation) on investments:
End of year	$48,334,173	$23,123,045	$65,162,375	$(24)
Beginning of year	574,008	20,651,121	59,751,066	-
Change in unrealized appreciation (depreciation)	$47,760,165	$2,471,924	$5,411,309	$(24)

Realized and unrealized gains (losses)	$43,937,089	$6,063,396	$15,937,855	$(25)
Increase (Decrease) in net assets from operations	$42,673,713	$5,517,269	$15,817,443	$(30)

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	NNG Sub- Account (e)	NMI Sub- Account (e)	OCA Sub- Account	OGG Sub- Account

Income and Expenses:
Dividend income	$-	$5	$223,780	$56,476
Mortality and expense risk charges	(247)	(45)	(522,102)	(136,403)
Distribution and administrative expense charges	(30)	(5)	(62,652)	(16,368)
Net investment income (loss)	$(277)	$(45)	$(360,974)	$(96,295)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$194	$2	$621,806	$141,076
Realized gain distributions	-	116	-	-
Net realized gains (losses)	$194	$118	$621,806	$141,076

Net unrealized appreciation (depreciation) on investments:
End of year	$2,498	$1,266	$3,574,570	$1,895,566
Beginning of year	-	-	2,837,374	745,676
Change in unrealized appreciation (depreciation)	$2,498	$1,266	$737,196	$1,149,890

Realized and unrealized gains (losses)	$2,692	$1,384	$1,359,002	$1,290,966
Increase (Decrease) in net assets from operations	$2,415	$1,339	$998,028	$1,194,671

	OMG Sub-Account	OMS Sub- Account	PMB Sub- Account	PLD Sub-Account

Income and Expenses:
Dividend income	$1,583,270	$-	$161,839	$5,007,872
Mortality and expense risk charges	(2,810,799)	(144,781)	(51,250)	(2,816,324)
Distribution and administrative expense charges	(337,296)	(17,374)	(6,150)	(337,959)
Net investment income (loss)	$(1,564,825)	$(162,155)	$104,439	$1,853,589

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$997,053	$455,251	$17,559	$(143,527)
Realized gain distributions	-	217,929	86,615	607,623
Net realized gains (losses)	$997,053	$673,180	$104,174	$464,096

Net unrealized appreciation (depreciation) on investments:
End of year	$18,007,029	$1,592,041	$127,936	$(3,557,156)
Beginning of year	8,055,748	1,356,216	28,734	(99,763)
Change in unrealized appreciation (depreciation)	$9,951,281	$235,825	$99,202	$(3,457,393)

Realized and unrealized gains (losses)	$10,948,334	$909,005	$203,376	$(2,993,297)
Increase (Decrease) in net assets from operations	$9,383,509	$746,850	$307,815	$(1,139,708)

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	PRR Sub- Account	PTR Sub- Account	PRA Sub- Account (f)	PCR Sub- Account (f)

Income and Expenses:
Dividend income	$841,700	$1,868,286	$3,045	$4,489
Mortality and expense risk charges	(485,538)	(899,634)	(187)	(583)
Distribution and administrative expense charges	(58,265)	(107,956)	-	-
Net investment income (loss)	$297,897	$860,696	$2,858	$3,906

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$168,961	$95,490	$1	$1,373
Realized gain distributions	359,432	907,559	469	302
Net realized gains (losses)	$528,393	$1,003,049	$470	$1,675

Net unrealized appreciation (depreciation) on investments:
End of year	$(193,830)	$(1,132,716)	$(1,694)	$(3,466)
Beginning of year	559,598	474,085	-	-
Change in unrealized appreciation (depreciation)	$(753,428)	$(1,606,801)	$(1,694)	$(3,466)

Realized and unrealized gains (losses)	$(225,035)	$(603,752)	$(1,224)	$(1,791)
Increase (Decrease) in net assets from operations	$72,862	$256,944	$1,634	$2,115

	SSA Sub- Account	1GB Sub- Account	SRE Sub- Account	SC3 Sub-Account

Income and Expenses:
Dividend income	$-	$92,975	$448,867	$287,811
Mortality and expense risk charges	(21,781)	(33,577)	(525,663)	(298,687)
Distribution and administrative expense charges	(2,614)	(4,029)	(63,080)	(35,842)
Net investment income (loss)	$(24,395)	$55,369	$(139,876)	$(46,718)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(12,748)	$(10,291)	$772,661	$1,086,835
Realized gain distributions	229,553	25,196	2,919,121	1,548,484
Net realized gains (losses)	$216,805	$14,905	$3,691,782	$2,635,319

Net unrealized appreciation (depreciation) on investments:
End of year	$(203,337)	$(65,362)	$3,334,308	$3,114,916
Beginning of year	22,403	9,833	3,489,553	4,351,180
Change in unrealized appreciation (depreciation)	$(225,740)	$(75,195)	$(155,245)	$(1,236,264)

Realized and unrealized gains (losses)	$(8,935)	$(60,290)	$3,536,537	$1,399,055
Increase (Decrease) in net assets from operations	$(33,330)	$(4,921)	$3,396,661	$1,352,337

(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

CMM Sub- Account (e)

Income and Expenses:
Dividend income	$6,138
Mortality and expense risk charges	(3,135)
Distribution and administrative expense charges	(376)
Net investment income (loss)	$2,627

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$-
Realized gain distributions	-
Net realized gains (losses)	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$-
Beginning of year	-
Change in unrealized appreciation (depreciation)	$-

Realized and unrealized gains (losses)	$-
Increase (Decrease) in net assets from operations	$2,627

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets

	F10		F15		F20		FMS		TDM
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005 (f)	2004	2005 (f)	2004	2005 (f)	2004	2005	2004	2005 (f)	2004
Operations:
Net investment income (loss)	$1,041	$-	$896	$-	$346	$-	$(188,502)	$(115,519)	$(1,130)	$-
Net realized gains (losses)	-	-	1	-	-	-	498,615	216,113	1,823	-
Net unrealized gains (losses)	(1,579)	-	(1,714)	-	(457)	-	1,533,819	1,181,607	29,558	-
Increase (Decrease) in net assets from operations	$(538)	$-	$(817)	$-	$(111)	$-	$1,843,932	$1,282,201	$30,251	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$244,101	$-	$189,687	$-	$66,245	$-	$8,295,868	$7,752,604	$611,398	$-
Net transfers between Sub-Accounts and Fixed Account	-	-	79,831	-	41,878	-	3,315,012	1,265,879	338,537	-
Withdrawals, surrenders, annuitizations and contract charges	-	-	(157)	-	(69)	-	(1,252,638)	(630,766)	(55,349)	-
Net accumulation activity	$244,101	$-	$269,361	$-	$108,054	$-	$10,358,242	$8,387,717	$894,586	$-

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(1,990)	(1,858)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	(285)	(270)	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(2,275)	$(2,128)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$244,101	$-	$269,361	$-	$108,054	$-	$10,355,967	$8,385,589	$894,586	$-

Increase (Decrease) in net assets	$243,563	$-	$268,544	$-	$107,943	$-	$12,199,899	$9,667,790	$924,837	$-

Net Assets:
Beginning of year	$-	$-	$-	$-	$-	$-	$15,778,515	$6,110,725	$-	$-
End of year	$243,563	$-	$268,544	$-	$107,943	$-	$27,978,414	$15,778,515	$924,837	$-

Unit Transactions:
Beginning of year	-	-	-		-	-	1,146,446	489,937		-
Purchased	23,605	-	18,168	-	6,339	-	597,636	613,216	56,369	-
Transferred between Sub-Accounts and Fixed Accumulation Account	-	-	7,705	-	4,021	-	235,512	97,045	31,280	-
Withdrawn, surrendered and Annuitized	-	-	(15)	-	(7)	-	(92,687)	(53,752)	(5,097)	-
End of year	23,605	-	25,858	-	10,353	-	1,886,907	1,146,446	82,552	-

(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	FTG		FT1		FVS		CSC		WTF
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004 (d)	2005	2004	2005	2004	2005 (e)	2004	2005 (e)	2004
Operations:
Net investment income (loss)	$(41,008)	$(6,937)	$(1,223,843)	$(595,614)	$(163,221)	$(148,402)	$(40)	$-	$(2,544)	$-
Net realized gains (losses)	92,256	(13,169)	3,452,096	537,333	888,015	478,861	2	-	1,586	-
Net unrealized gains (losses)	361,211	227,629	14,258,164	13,612,860	269,153	1,618,705	20	-	33,477	-
Increase (Decrease) in net assets from operations	$412,459	$207,523	$16,486,417	$13,554,579	$993,947	$1,949,164	$(18)	$-	$32,519	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$4,090,080	$2,066,842	$94,552,775	$82,454,179	$4,710,851	$4,118,798	$6,218	$-	$339,956	$-
Net transfers between Sub-Accounts and Fixed Account	1,392,994	638,998	14,124,276	5,968,980	740,975	1,979,716	-	-	51,964	-
Withdrawals, surrenders, annuitizations and contract charges	(257,037)	(90,511)	(8,651,998)	(3,411,699)	(719,383)	(611,300)	-	-	(5,995)
Net accumulation activity	$5,226,037	$2,615,329	$100,025,053	$85,011,460	$4,732,443	$5,487,214	$6,218	$-	$385,925	$-

Annuitization Activity:
Annuitizations	$-	$-	$34,094	$25,547	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(8,629)	(2,164)	(2,165)	(1,908)	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(1,204)	(213)	(297)	(300)	-	-	-	-
Net annuitization activity	$-	$-	$24,261	$23,170	$(2,462)	$(2,208)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$5,226,037	$2,615,329	$100,049,314	$85,034,630	$4,729,981	$5,485,006	$6,218	$-	$385,925	$-

Increase (Decrease) in net assets	$5,638,496	$2,822,852	$116,535,731	$98,589,209	$5,723,928	$7,434,170	$6,200	$-	$418,444	$-

Net Assets:
Beginning of year	$2,822,852	$-	$120,369,576	$21,780,367	$12,898,583	$5,464,413	$-	$-	$-	$-
End of year	$8,461,348	$2,822,852	$236,905,307	$120,369,576	$18,622,511	$12,898,583	$6,200	$-	$418,444	$-

Unit Transactions:
Beginning of year	185,270	-	8,240,520	1,734,535	784,791	403,105	-	-	-	-
Purchased	261,472	147,480	6,468,289	6,407,116	284,849	287,770	583	-	32,287	-
Transferred between Sub-Accounts and Fixed Accumulation Account	91,227	44,203	943,675	454,736	39,422	136,422	-	-	4,752	-
Withdrawn, surrendered and Annuitized	(19,947)	(6,413)	(631,192)	(355,867)	(44,038)	(42,506)	-	-	(701)	-
End of year	518,022	185,270	15,021,292	8,240,520	1,065,024	784,791	583	-	36,338	-

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	USC		LAV		LA1		LA9		LA2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Year Ended	Year Ended	Period Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005 (e)	2004	2005	2004 (d)	2005	2004	2005	2004 (d)	2005	2004
Operations:
Net investment income (loss)	$(10)	$-	$(85,593)	$(21,091)	$(904,299)	$(479,330)	$(375,765)	$(105,128)	$(471,523)	$(280,225)
Net realized gains (losses)	(8)	-	126,621	12,691	15,881,514	1,554,227	501,010	(9,833)	6,143,075	907,689
Net unrealized gains (losses)	19	-	381,290	395,768	(11,217,586)	10,146,635	897,097	1,300,552	(3,249,341)	4,546,870
Increase (Decrease) in net assets from operations	$1	$-	$422,318	$387,368	$3,759,629	$11,221,532	$1,022,342	$1,185,591	$2,422,211	$5,174,334

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,181	$-	$3,580,006	$2,989,712	$63,348,297	$85,121,547	$13,940,799	$10,727,145	$16,628,312	$26,550,632
Net transfers between Sub-Accounts and Fixed Account	4,553	-	741,809	867,326	(18,043,881)	8,489,923	3,159,484	1,697,219	(12,208,420)	4,320,114
Withdrawals, surrenders, annuitizations and contract charges	-	-	(476,755)	(181,383)	(8,033,358)	(4,992,764)	(837,860)	(181,547)	(1,887,985)	(1,107,810)
Net accumulation activity	$7,734	$-	$3,845,060	$3,675,655	$37,271,058	$88,618,706	$16,262,423	$12,242,817	$2,531,907	$29,762,936

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$29,764	$106,117	$3,485	$478	$7,205	$8,547
Annuity payments and contract charges	-	-	-	-	(12,131)	(2,512)	(688)	(36)	(4,565)	(2,234)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	(2,347)	544	(50)	(3)	(535)	(256)
Net annuitization activity	$-	$-	$-	$-	$15,286	$104,149	$2,747	$439	$2,105	$6,057
Increase (Decrease) in net assets from contract owner transactions	$7,734	$-	$3,845,060	$3,675,655	$37,286,344	$88,722,855	$16,265,170	$12,243,256	$2,534,012	$29,768,993

Increase (Decrease) in net assets	$7,735	$-	$4,267,378	$4,063,023	$41,045,973	$99,944,387	$17,287,512	$13,428,847	$4,956,223	$34,943,327

Net Assets:
Beginning of year	$-	$-	$4,063,023	$-	$133,211,678	$33,267,291	$13,428,847	$-	$40,628,899	$5,685,572
End of year	$7,735	$-	$8,330,401	$4,063,023	$174,257,651	$133,211,678	$30,716,359	$13,428,847	$45,585,122	$40,628,899

Unit Transactions:
Beginning of year	-	-	344,432	-	8,986,821	2,488,679	1,203,674	-	2,592,930	437,574
Purchased	283	-	308,999	281,264	4,375,897	6,368,915	1,273,976	1,072,772	1,064,983	1,951,989
Transferred between Sub-Accounts and Fixed Accumulation Account	416	-	62,863	81,329	(1,210,470)	597,587	285,478	166,816	(786,503)	308,834
Withdrawn, surrendered and Annuitized	-	-	(43,234)	(18,161)	(588,574)	(468,360)	(87,869)	(35,914)	(127,823)	(105,467)
End of year	699	-	673,060	344,432	11,563,674	8,986,821	2,675,259	1,203,674	2,743,587	2,592,930

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MF7		BDS		MFD		CAS		CO1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$3,136,240	$2,996,785	$7,116,061	$8,312,976	$(376,850)	$(473,624)	$(4,290,701)	$(7,651,506)	$(129,838)	$(191,549)
Net realized gains (losses)	1,243,423	1,707,482	3,764,523	7,049,225	265,650	(205,651)	(78,660,688)	(165,666,238)	149,765	6,214
Net unrealized gains (losses)	(4,437,725)	(1,842,212)	(10,425,182)	(7,587,830)	(46,730)	3,397,839	85,325,353	223,639,150	(98,824)	1,773,528
Increase (Decrease) in net assets from operations	$(58,062)	$2,862,055	$455,402	$7,774,371	$(157,930)	$2,718,564	$2,373,964	$50,321,406	$(78,897)	$1,588,193

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$5,898,613	$14,481,293	$1,640,530	$1,557,179	$358,600	$576,504	$4,595,663	$4,179,630	$732,303	$1,760,316
Net transfers between Sub-Accounts and Fixed Account	2,642,761	(3,853,406)	6,111,732	(13,148,422)	2,271,952	2,412,547	78,736,198	(10,118,032)	(1,257,138)	(436,826)
Withdrawals, surrenders, annuitizations and contract charges	(6,276,972)	(6,439,449)	(28,462,559)	(31,376,197)	(2,901,582)	(2,776,581)	(101,849,234)	(91,167,827)	(1,083,644)	(1,270,623)
Net accumulation activity	$2,264,402	$4,188,438	$(20,710,297)	$(42,967,440)	$(271,030)	$212,470	$(18,517,373)	$(97,106,229)	$(1,608,479)	$52,867

Annuitization Activity:
Annuitizations	$-	$-	$-	$34,585	$-	$-	$419,455	$105,201	$-	$-
Annuity payments and contract charges	(1,785)	(1,744)	(62,907)	(89,607)	(1,863)	(4,070)	(491,722)	(541,413)	(6,723)	(6,541)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(156)	(194)	169,503	1,350	(197)	(1,001)	(40,534)	(83,649)	(612)	(838)
Net annuitization activity	$(1,941)	$(1,938)	$106,596	$(53,672)	$(2,060)	$(5,071)	$(112,801)	$(519,861)	$(7,335)	$(7,379)
Increase (Decrease) in net assets from contract owner transactions	$2,262,461	$4,186,500	$(20,603,701)	$(43,021,112)	$(273,090)	$207,399	$(18,630,174)	$(97,626,090)	$(1,615,814)	$45,488

Increase (Decrease) in net assets	$2,204,399	$7,048,555	$(20,148,299)	$(35,246,741)	$(431,020)	$2,925,963	$(16,256,210)	$(47,304,684)	$(1,694,711)	$1,633,681

Net Assets:
Beginning of year	$72,842,791	$65,794,236	$161,562,164	$196,808,905	$32,971,898	$30,045,935	$564,955,111	$612,259,795	$16,686,864	$15,053,183
End of year	$75,047,190	$72,842,791	$141,413,865	$161,562,164	$32,540,878	$32,971,898	$548,698,901	$564,955,111	$14,992,153	$16,686,864

Unit Transactions:
Beginning of year	6,078,648	5,706,413	11,381,676	14,515,463	3,522,979	3,536,749	41,868,827	47,654,629	1,675,705	1,740,370
Purchased	497,139	1,279,840	112,475	114,441	37,483	51,523	355,788	360,391	57,107	137,008
Transferred between Sub-Accounts and Fixed Accumulation Account	224,489	(344,845)	404,556	(1,018,109)	277,473	256,549	6,072,375	(126,314)	(133,405)	(58,994)
Withdrawn, surrendered and Annuitized	(530,265)	(562,760)	(1,973,302)	(2,230,119)	(319,718)	(321,842)	(6,668,470)	(6,019,879)	(116,033)	(142,679)
End of year	6,270,011	6,078,648	9,925,405	11,381,676	3,518,217	3,522,979	41,628,520	41,868,827	1,483,374	1,675,705

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	COS		MFF		EGS		EM1		EME
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(1,051,656)	$(2,376,246)	$(274,326)	$(252,656)	$(4,680,774)	$(5,388,701)	$(79,153)	$(39,391)	$(485,707)	$(200,763)
Net realized gains (losses)	(37,726,309)	(46,955,978)	308,993	19,709	(90,895,883)	(100,774,380)	761,334	623,182	8,043,111	3,653,013
Net unrealized gains (losses)	37,922,114	74,914,585	1,211,117	2,044,862	117,240,832	146,349,457	1,681,975	683,613	12,740,867	7,939,892
Increase (Decrease) in net assets from operations	$(855,851)	$25,582,361	$1,245,784	$1,811,915	$21,664,175	$40,186,376	$2,364,156	$1,267,404	$20,298,271	$11,392,142

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,399,239	$2,205,376	$816,801	$2,066,059	$2,961,834	$3,115,872	$480,067	$105,775	$284,219	$532,851
Net transfers between Sub-Accounts and Fixed Account	(17,692,371)	(13,087,584)	(406,758)	1,072,544	(26,080,867)	(15,805,939)	1,833,337	546,069	14,209,394	6,290,091
Withdrawals, surrenders, annuitizations and contract charges	(35,142,490)	(35,085,011)	(1,442,541)	(1,161,319)	(58,185,524)	(59,409,865)	(625,877)	(601,684)	(10,511,540)	(7,306,305)
Net accumulation activity	$(50,435,622)	$(45,967,219)	$(1,032,498)	$1,977,284	$(81,304,557)	$(72,099,932)	$1,687,527	$50,160	$3,982,073	$(483,363)

Annuitization Activity:
Annuitizations	$9,372	$12,431	$-	$-	$87,768	$37,732	$-	$-	$7,876	$-
Annuity payments and contract charges	(62,048)	(101,413)	-	(904)	(161,097)	(246,672)	-	-	(24,718)	(32,905)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(11,834)	(16,242)	364	(307)	68,837	(39,518)	-	-	(32,086)	(17,320)
Net annuitization activity	$(64,510)	$(105,224)	$364	$(1,211)	$(4,492)	$(248,458)	$-	$-	$(48,928)	$(50,225)
Increase (Decrease) in net assets from contract owner transactions	$(50,500,132)	$(46,072,443)	$(1,032,134)	$1,976,073	$(81,309,049)	$(72,348,390)	$1,687,527	$50,160	$3,933,145	$(533,588)

Increase (Decrease) in net assets	$(51,355,983)	$(20,490,082)	$213,650	$3,787,988	$(59,644,874)	$(32,162,014)	$4,051,683	$1,317,564	$24,231,416	$10,858,554

Net Assets:
Beginning of year	$245,462,968	$265,953,050	$18,305,802	$14,517,814	$375,214,309	$407,376,323	$6,301,071	$4,983,507	$57,029,517	$46,170,963
End of year	$194,106,985	$245,462,968	$18,519,452	$18,305,802	$315,569,435	$375,214,309	$10,352,754	$6,301,071	$81,260,933	$57,029,517

Unit Transactions:
Beginning of year	26,220,995	31,162,190	1,863,783	1,705,653	37,868,174	44,118,674	340,870	336,533	3,707,620	3,765,936
Purchased	313,249	267,119	64,874	165,073	398,555	377,403	37,143	7,196	13,816	40,463
Transferred between Sub-Accounts and Fixed Accumulation Account	(2,013,497)	(1,692,883)	(35,910)	120,554	(2,730,091)	(1,408,509)	93,800	34,626	786,970	458,009
Withdrawn, surrendered and Annuitized	(3,390,079)	(3,515,431)	(145,744)	(127,497)	(4,902,734)	(5,219,394)	(30,156)	(37,485)	(585,171)	(556,788)
End of year	21,130,668	26,220,995	1,747,003	1,863,783	30,633,904	37,868,174	441,657	340,870	3,923,235	3,707,620

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GG1		GGS		GG2		GGR		GT2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$407,553	$531,725	$4,738,940	$6,342,553	$(100,475)	$(93,132)	$(1,403,083)	$(1,535,251)	$349,518	$102,576
Net realized gains (losses)	(83,260)	81,264	499,965	1,794,247	437,073	197,035	(3,627,490)	(28,027,686)	1,380,816	282,715
Net unrealized gains (losses)	(752,952)	(255,343)	(9,835,773)	(3,749,943)	222,273	799,765	16,422,115	50,415,650	(1,380,048)	1,445,102
Increase (Decrease) in net assets from operations	$(428,659)	$357,646	$(4,596,868)	$4,386,857	$558,871	$903,668	$11,391,542	$20,852,713	$350,286	$1,830,393

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$81,495	$80,546	$389,913	$277,843	$85,123	$341,983	$912,531	$1,142,741	$974,030	$310,222

Net transfers between Sub-Accounts and Fixed Account	208,862	(609,441)	848,113	(574,741)	(144,759)	487,074	(5,293,714)	(2,128,845)	2,400,700	1,550,350

Withdrawals, surrenders, annuitizations and contract charges	(447,370)	(355,915)	(9,303,652)	(9,314,460)	(698,965)	(768,686)	(26,234,722)	(30,248,355)	(1,389,697)	(827,388)
Net accumulation activity	$(157,013)	$(884,810)	$(8,065,626)	$(9,611,358)	$(758,601)	$60,371	$(30,615,905)	$(31,234,459)	$1,985,033	$1,033,184

Annuitization Activity:
Annuitizations	$-	$-	$111,898	$1,469	$-	$-	$-	$44,978	$-	$-

Annuity payments and contract charges	(1,902)	(1,882)	(36,669)	(52,518)	(1,895)	(1,758)	(95,928)	(139,373)	(1,970)	(1,822)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(111)	(233)	2,622	(2,347)	(272)	(265)	396	(26,742)	(218)	(244)
Net annuitization activity	$(2,013)	$(2,115)	$77,851	$(53,396)	$(2,167)	$(2,023)	$(95,532)	$(121,137)	$(2,188)	$(2,066)
Increase (Decrease) in net assets from contract owner transactions	$(159,026)	$(886,925)	$(7,987,775)	$(9,664,754)	$(760,768)	$58,348	$(30,711,437)	$(31,355,596)	$1,982,845	$1,031,118

Increase (Decrease) in net assets	$(587,685)	$(529,279)	$(12,584,643)	$(5,277,897)	$(201,897)	$962,016	$(19,319,895)	$(10,502,883)	$2,333,131	$2,861,511

Net Assets:
Beginning of year	$4,820,154	$5,349,433	$56,460,907	$61,738,804	$7,740,130	$6,778,114	$165,248,378	$175,751,261	$14,165,553	$11,304,042
End of year	$4,232,469	$4,820,154	$43,876,264	$56,460,907	$7,538,233	$7,740,130	$145,928,483	$165,248,378	$16,498,684	$14,165,553

Unit Transactions:
Beginning of year	340,389	408,658	3,280,149	3,854,620	614,351	615,859	9,885,010	11,683,281	1,049,400	965,835
Purchased	5,907	5,691	20,411	19,287	6,426	27,022	54,583	89,520	71,697	25,095
Transferred between Sub-Accounts and Fixed Accumulation Account	14,937	(46,854)	58,577	(40,908)	(9,898)	37,684	(357,428)	(145,802)	179,527	124,124
Withdrawn, surrendered and Annuitized	(33,383)	(27,106)	(549,483)	(552,850)	(57,900)	(66,214)	(1,360,473)	(1,741,989)	(104,820)	(65,654)
End of year	327,850	340,389	2,809,654	3,280,149	552,979	614,351	8,221,692	9,885,010	1,195,804	1,049,400
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GTR		MFK		GSS		MFC		HYS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$4,515,169	$1,639,045	$4,943,085	$5,311,418	$12,565,709	$19,078,939	$5,159,486	$3,821,490	$16,583,114	$17,453,196
Net realized gains (losses)	13,987,861	1,416,394	(1,022,090)	(586,530)	(2,015,037)	1,545,702	438,081	1,891,470	(608,245)	(5,872,320)
Net unrealized gains (losses)	(14,869,273)	18,711,648	(3,448,153)	(1,927,077)	(7,209,278)	(10,575,466)	(5,181,899)	(464,627)	(14,566,351)	8,588,522
Increase (Decrease) in net assets from operations	$3,633,757	$21,767,087	$472,842	$2,797,811	$3,341,394	$10,049,175	$415,668	$5,248,333	$1,408,518	$20,169,398

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,414,997	$1,045,992	$43,461,194	$53,907,297	$4,675,176	$3,471,222	$15,071,601	$21,500,341	$1,877,206	$1,939,363
Net transfers between Sub-Accounts and Fixed Account	18,721,768	13,211,569	10,741,708	(5,035,329)	(368,890)	(46,255,772)	(2,294,866)	(7,931,647)	(10,914,620)	(8,688,779)
Withdrawals, surrenders, annuitizations and contract charges	(28,086,144)	(26,772,989)	(18,447,788)	(14,684,600)	(70,344,240)	(82,006,716)	(10,086,647)	(8,063,717)	(45,388,131)	(48,396,346)
Net accumulation activity	$(7,949,379)	$(12,515,428)	$35,755,114	$34,187,368	$(66,037,954)	$(124,791,266)	$2,690,088	$5,504,977	$(54,425,545)	$(55,145,762)

Annuitization Activity:
Annuitizations	$180,341	$-	$15,734	$197,978	$84,194	$73,126	$3,861	$63,191	$177,130	$31,656

Annuity payments and contract charges	(149,588)	(150,141)	(17,362)	(6,823)	(286,165)	(414,074)	(7,273)	(3,910)	(133,203)	(171,070)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	36,634	(33,290)	(3,811)	1,008	207,911	(7,733)	(1,482)	49	(24,135)	(40,872)
Net annuitization activity	$67,387	$(183,431)	$(5,439)	$192,163	$5,940	$(348,681)	$(4,894)	$59,330	$19,792	$(180,286)
Increase (Decrease) in net assets from contract owner transactions	$(7,881,992)	$(12,698,859)	$35,749,675	$34,379,531	$(66,032,014)	$(125,139,947)	$2,685,194	$5,564,307	$(54,405,753)	$(55,326,048)

Increase (Decrease) in net assets	$(4,248,235)	$9,068,228	$36,222,517	$37,177,342	$(62,690,620)	$(115,090,772)	$3,100,862	$10,812,640	$(52,997,235)	$(35,156,650)

Net Assets:
Beginning of year	$160,297,490	$151,229,262	$169,069,438	$131,892,096	$406,733,201	$521,823,973	$92,066,666	$81,254,026	$267,795,978	$302,952,628
End of year	$156,049,255	$160,297,490	$205,291,955	$169,069,438	$344,042,581	$406,733,201	$95,167,528	$92,066,666	$214,798,743	$267,795,978

Unit Transactions:
Beginning of year	8,363,603	8,836,494	15,785,190	12,383,782	26,991,543	35,262,145	7,034,638	6,699,213	17,473,238	21,115,563
Purchased	78,262	68,033	4,185,925	5,289,019	310,904	240,825	1,148,789	1,727,571	120,125	140,559
Transferred between Sub-Accounts and Fixed Accumulation Account	1,133,661	846,174	1,042,444	(462,085)	20,383	(3,243,824)	(167,745)	(744,562)	(690,416)	(726,598)
Withdrawn, surrendered and Annuitized	(1,374,065)	(1,387,098)	(1,757,698)	(1,425,526)	(4,473,118)	(5,267,603)	(787,782)	(647,584)	(2,808,164)	(3,056,286)
End of year	8,201,461	8,363,603	19,255,861	15,785,190	22,849,712	26,991,543	7,227,900	7,034,638	14,094,783	17,473,238

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	IG1		IGS		MI1		MII		MS1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(139,436)	$(177,660)	$(580,350)	$(958,161)	$(60,142)	$(48,186)	$(302,197)	$(455,787)	$(4,443)	$(43,734)
Net realized gains (losses)	1,243,214	715,708	4,193,256	(141,492)	686,620	460,587	5,442,783	325,828	226,089	(2,317)
Net unrealized gains (losses)	1,006,266	1,975,536	10,677,698	18,815,282	567,446	866,445	7,259,782	16,362,040	(443,673)	178,933
Increase (Decrease) in net assets from operations	$2,110,044	$2,513,584	$14,290,604	$17,715,629	$1,193,924	$1,278,846	$12,400,368	$16,232,081	$(222,027)	$132,882

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$295,725	$455,050	$716,020	$1,483,705	$219,342	$124,724	$778,821	$518,508	$24,982	$80,085
Net transfers between Sub-Accounts and Fixed Account	(114,486)	1,513,874	806,816	7,903,769	3,293,495	1,990,625	24,618,251	18,525,146	(2,578,076)	85,835
Withdrawals, surrenders, annuitizations and contract charges	(1,611,402)	(1,962,055)	(15,624,729)	(14,525,761)	(518,923)	(1,280,420)	(14,876,076)	(11,810,440)	(151,883)	(234,964)
Net accumulation activity	$(1,430,163)	$6,869	$(14,101,893)	$(5,138,287)	$2,993,914	$834,929	$10,520,996	$7,233,214	$(2,704,977)	$(69,044)

Annuitization Activity:
Annuitizations	$-	$-	$10,297	$-	$-	$-	$-	$6,399	$-	$-
Annuity payments and contract charges	-	(1,288)	(24,069)	(28,452)	-	-	(23,404)	(27,301)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(81)	(475)	(5,406)	(13,037)	-	-	14,392	(18,317)	-	-
Net annuitization activity	$(81)	$(1,763)	$(19,178)	$(41,489)	$-	$-	$(9,012)	$(39,219)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(1,430,244)	$5,106	$(14,121,071)	$(5,179,776)	$2,993,914	$834,929	$10,511,984	$7,193,995	$(2,704,977)	$(69,044)

Increase (Decrease) in net assets	$679,800	$2,518,690	$169,533	$12,535,853	$4,187,838	$2,113,775	$22,912,352	$23,426,076	$(2,927,004)	$63,838

Net Assets:
Beginning of year	$17,567,913	$15,049,223	$119,165,042	$106,629,189	$6,685,849	$4,572,074	$82,150,477	$58,724,401	$2,927,004	$2,863,166
End of year	$18,247,713	$17,567,913	$119,334,575	$119,165,042	$10,873,687	$6,685,849	$105,062,829	$82,150,477	$-	$2,927,004

Unit Transactions:
Beginning of year	1,328,474	1,333,889	9,969,224	10,442,087	464,476	399,293	5,206,659	4,579,850	319,540	328,461
Purchased	21,208	36,815	55,567	137,245	13,590	9,215	46,241	37,830	2,842	9,099
Transferred between Sub-Accounts and Fixed Accumulation Account	(9,706)	128,073	65,086	715,755	218,018	162,629	1,586,799	1,368,743	(304,814)	9,019
Withdrawn, surrendered and Annuitized	(118,078)	(170,303)	(1,249,348)	(1,325,863)	(34,195)	(106,661)	(855,242)	(779,764)	(17,568)	(27,039)
End of year	1,221,898	1,328,474	8,840,529	9,969,224	661,889	464,476	5,984,457	5,206,659	-	319,540

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MSS		M1B		MIS		MFL		MIT
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$151,793	$(1,828,981)	$(1,033,378)	$(1,134,440)	$(3,558,811)	$(6,009,977)	$(1,196,005)	$(502,504)	$(4,043,090)	$(3,897,987)
Net realized gains (losses)	(77,745,349)	(45,397,518)	906,367	(52,751)	(52,016,751)	(63,483,654)	1,694,726	(56,806)	(49,530,970)	(71,452,034)
Net unrealized gains (losses)	68,056,289	53,405,003	2,046,378	6,285,095	64,611,410	101,559,961	8,643,645	7,290,563	105,268,694	170,677,886
Increase (Decrease) in net assets from operations	$(9,537,267)	$6,178,504	$1,919,367	$5,097,904	$9,035,848	$32,066,330	$9,142,366	$6,731,253	$51,694,634	$95,327,865

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$679,218	$1,206,380	$6,618,077	$13,376,230	$2,961,399	$3,941,067	$48,524,695	$3,601,180	$7,191,804	$7,187,416
Net transfers between Sub-Accounts and Fixed Account	(114,412,010)	(5,445,466)	(176,125)	1,734,717	(25,634,138)	(14,435,588)	62,520,334	2,622,170	(32,262,023)	(21,218,188)
Withdrawals, surrenders, annuitizations and contract charges	(6,177,608)	(21,409,603)	(5,407,268)	(6,451,654)	(52,665,488)	(54,179,493)	(10,225,205)	(7,706,529)	(161,313,860)	(156,063,459)
Net accumulation activity	$(119,910,400)	$(25,648,689)	$1,034,684	$8,659,293	$(75,338,227)	$(64,674,014)	$100,819,824	$(1,483,179)	$(186,384,079)	$(170,094,231)

Annuitization Activity:
Annuitizations	$-	$10,426	$-	$-	$167,871	$8,462	$9,176	$-	$265,966	$279,385
Annuity payments and contract charges	(26,838)	(92,435)	(1,322)	(1,288)	(96,365)	(152,019)	(3,030)	(5,121)	(584,424)	(756,842)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	70,076	7,519	(150)	(164)	(3,497)	(6,319)	(768)	(1,348)	(37,994)	53,367
Net annuitization activity	$43,238	$(74,490)	$(1,472)	$(1,452)	$68,009	$(149,876)	$5,378	$(6,469)	$(356,452)	$(424,090)
Increase (Decrease) in net assets from contract owner transactions	$(119,867,162)	$(25,723,179)	$1,033,212	$8,657,841	$(75,270,218)	$(64,823,890)	$100,825,202	$(1,489,648)	$(186,740,531)	$(170,518,321)

Increase (Decrease) in net assets	$(129,404,429)	$(19,544,675)	$2,952,579	$13,755,745	$(66,234,370)	$(32,757,560)	$109,967,568	$5,241,605	$(135,045,897)	$(75,190,456)

Net Assets:
Beginning of year	$129,404,429	$148,949,104	$75,706,711	$61,950,966	$431,900,622	$464,658,182	$75,087,391	$69,845,786	$993,646,065	$1,068,836,521
End of year	$-	$129,404,429	$78,659,290	$75,706,711	$365,666,252	$431,900,622	$185,054,959	$75,087,391	$858,600,168	$993,646,065

Unit Transactions:
Beginning of year	10,357,284	12,280,302	7,277,585	6,650,621	52,900,145	61,247,213	7,171,814	7,446,726	71,195,865	82,105,319
Purchased	26,949	123,429	585,724	1,231,656	365,565	505,522	3,620,458	310,603	576,585	657,486
Transferred between Sub-Accounts and Fixed Accumulation Account	(9,942,394)	(470,780)	(16,700)	127,386	(3,254,704)	(2,109,901)	4,587,800	239,035	(2,376,201)	(1,529,257)
Withdrawn, surrendered and Annuitized	(441,839)	(1,575,667)	(560,717)	(732,078)	(6,201,128)	(6,742,689)	(927,396)	(824,550)	(9,929,205)	(10,037,683)
End of year	-	10,357,284	7,285,892	7,277,585	43,809,878	52,900,145	14,452,676	7,171,814	59,467,044	71,195,865

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MC1		MCS		MCV		MM1		MMS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(657,849)	$(674,834)	$(1,052,820)	$(1,181,128)	$(407,130)	$(354,360)	$753,497	$(906,539)	$2,633,473	$(1,758,917)
Net realized gains (losses)	1,461,744	101,715	3,972,155	(5,025,767)	3,818,857	1,407,912	-	-	-	-
Net unrealized gains (losses)	(452,260)	5,202,749	(2,471,284)	15,514,628	(2,039,365)	2,642,854	-	-	-	-
Increase (Decrease) in net assets from operations	$351,635	$4,629,630	$448,051	$9,307,733	$1,372,362	$3,696,406	$753,497	$(906,539)	$2,633,473	$(1,758,917)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,776,762	$5,376,954	$496,352	$621,036	$1,740,028	$4,358,082	$35,338,140	$54,946,373	$10,162,763	$12,705,215
Net transfers between Sub-Accounts and Fixed Account	(2,379,908)	2,442,000	(4,910,417)	9,935,957	272,585	2,713,313	20,039,535	950,350	71,780,580	43,109,993
Withdrawals, surrenders, annuitizations and contract charges	(3,429,952)	(4,601,299)	(11,189,733)	(12,153,940)	(1,811,200)	(2,470,565)	(22,962,808)	(19,325,824)	(121,034,104)	(158,917,830)
Net accumulation activity	$(4,033,098)	$3,217,655	$(15,603,798)	$(1,596,947)	$201,413	$4,600,830	$32,414,867	$36,570,899	$(39,090,761)	$(103,102,622)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$17,988	$74,787	$408,596	$6,154
Annuity payments and contract charges	(1,482)	(2,698)	(16,223)	(17,317)	(144)	(131)	(22,657)	(16,405)	(289,212)	(541,269)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(162)	(596)	(1,687)	(10,171)	(20)	(21)	(2,552)	(1,676)	4,455	(30,445)
Net annuitization activity	$(1,644)	$(3,294)	$(17,910)	$(27,488)	$(164)	$(152)	$(7,221)	$56,706	$123,839	$(565,560)
Increase (Decrease) in net assets from contract owner transactions	$(4,034,742)	$3,214,361	$(15,621,708)	$(1,624,435)	$201,249	$4,600,678	$32,407,646	$36,627,605	$(38,966,922)	$(103,668,182)

Increase (Decrease) in net assets	$(3,683,107)	$7,843,991	$(15,173,657)	$7,683,298	$1,573,611	$8,297,084	$33,161,143	$35,721,066	$(36,333,449)	$(105,427,099)

Net Assets:
Beginning of year	$44,072,943	$36,228,952	$83,825,087	$76,141,789	$23,975,740	$15,678,656	$84,038,433	$48,317,367	$228,260,816	$333,687,915
End of year	$40,389,836	$44,072,943	$68,651,430	$83,825,087	$25,549,351	$23,975,740	$117,199,576	$84,038,433	$191,927,367	$228,260,816

Unit Transactions:
Beginning of year	4,467,480	4,289,811	14,935,080	15,334,959	1,649,863	1,271,769	8,633,307	4,896,722	19,134,186	27,710,277
Purchased	168,616	470,119	91,977	120,668	126,139	342,282	3,695,752	5,763,991	837,549	1,054,843
Transferred between Sub-Accounts and Fixed Accumulation Account	(287,385)	243,001	(937,855)	1,811,054	32,028	247,372	1,491,596	51,736	5,232,383	1,918,766
Withdrawn, Surrendered and Annuitized	(370,246)	(535,451)	(2,040,782)	(2,331,601)	(125,946)	(211,560)	(1,862,317)	(2,079,142)	(9,265,386)	(11,549,700)
End of year	3,978,465	4,467,480	12,048,420	14,935,080	1,682,084	1,649,863	11,958,338	8,633,307	15,938,732	19,134,186

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	M1A		NWD		RE1		RES		RG1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(1,099,248)	$(639,620)	$(2,066,947)	$(2,421,502)	$(309,409)	$(169,946)	$(3,088,143)	$(2,009,526)	$(101,190)	$(96,210)
Net realized gains (losses)	696,265	119,535	(4,566,892)	(8,962,200)	886,042	188,535	(46,532,878)	(53,492,425)	288,429	100,384
Net unrealized gains (losses)	4,109,208	3,796,851	10,556,317	19,818,600	960,746	2,807,892	72,072,584	110,152,682	248,578	1,101,904
Increase (Decrease) in net assets from operations	$3,706,225	$3,276,766	$3,922,478	$8,434,898	$1,537,379	$2,826,481	$22,451,563	$54,650,731	$435,817	$1,106,078

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$24,188,648	$22,076,668	$847,170	$1,686,023	$3,237,528	$6,456,072	$2,711,614	$3,128,492	$30,188	$297,625
Net transfers between Sub-Accounts and Fixed Account	4,241,256	3,800,793	(10,303,966)	791,776	(44,410)	1,182,915	(16,842,629)	(16,034,379)	387,312	201,963
Withdrawals, surrenders, annuitizations and contract charges	(4,050,830)	(3,852,973)	(21,263,992)	(22,935,413)	(2,196,371)	(1,505,345)	(71,202,208)	(74,406,357)	(774,018)	(616,532)
Net accumulation activity	$24,379,074	$22,024,488	$(30,720,788)	$(20,457,614)	$996,747	$6,133,642	$(85,333,223)	$(87,312,244)	$(356,518)	$(116,944)

Annuitization Activity:
Annuitizations	$9,537	$1,806	$44,442	$-	$-	$-	$30,358	$29,105	$-	$-
Annuity payments and contract charges	(6,180)	(6,464)	(49,118)	(77,338)	(1,798)	(1,678)	(264,185)	(358,056)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(753)	(1,059)	(9,087)	(20,610)	(198)	(221)	46,003	(63,835)	-	-
Net annuitization activity	$2,604	$(5,717)	$(13,763)	$(97,948)	$(1,996)	$(1,899)	$(187,824)	$(392,786)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$24,381,678	$22,018,771	$(30,734,551)	$(20,555,562)	$994,751	$6,131,743	$(85,521,047)	$(87,705,030)	$(356,518)	$(116,944)

Increase (Decrease) in net assets	$28,087,903	$25,295,537	$(26,812,073)	$(12,120,664)	$2,532,130	$8,958,224	$(63,069,484)	$(33,054,299)	$79,299	$989,134

Net Assets:
Beginning of year	$54,151,676	$28,856,139	$164,314,000	$176,434,664	$24,899,828	$15,941,604	$416,020,180	$449,074,479	$9,872,571	$8,883,437
End of year	$82,239,579	$54,151,676	$137,501,927	$164,314,000	$27,431,958	$24,899,828	$352,950,696	$416,020,180	$9,951,870	$9,872,571

Unit Transactions:
Beginning of year	4,707,914	3,069,941	15,598,558	17,567,342	2,212,955	1,658,552	28,414,936	34,114,618	905,199	919,450
Purchased	1,817,450	1,751,761	78,127	167,583	266,534	588,220	209,773	261,887	2,824	27,875
Transferred between Sub-Accounts and Fixed Accumulation Account	281,762	329,473	(951,994)	20,443	(16,685)	105,648	(1,185,133)	(1,187,915)	33,373	18,387
Withdrawn, surrendered and Annuitized	(385,101)	(443,261)	(1,927,349)	(2,156,810)	(202,136)	(139,465)	(4,252,438)	(4,773,654)	(71,113)	(60,513)
End of year	6,422,025	4,707,914	12,797,342	15,598,558	2,260,668	2,212,955	23,187,138	28,414,936	870,283	905,199

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	RGS		RI1		RIS		SG1		SGS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(578,321)	$(592,503)	$(802,386)	$(591,548)	$(576,670)	$(744,433)	$(635,402)	$(640,484)	$(442,231)	$(665,050)
Net realized gains (losses)	1,111,794	(146,072)	3,963,011	1,184,242	3,057,266	(263,263)	837,007	341,221	(2,028,240)	(4,127,724)
Net unrealized gains (losses)	3,243,621	10,042,598	7,200,026	7,722,700	9,687,272	14,825,795	(369,892)	2,072,041	2,214,864	6,865,302
Increase (Decrease) in net assets from operations	$3,777,094	$9,304,023	$10,360,651	$8,315,394	$12,167,868	$13,818,099	$(168,287)	$1,772,778	$(255,607)	$2,072,528

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$696,223	$512,063	$21,667,728	$25,144,516	$451,503	$689,518	$3,477,517	$9,815,055	$116,817	$540,893
Net transfers between Sub-Accounts and Fixed Account	5,711,630	4,512,930	(844,724)	1,384,484	5,119,489	6,946,934	(1,313,001)	2,118,549	(3,430,862)	135,787
Withdrawals, surrenders, annuitizations and contract charges	(12,416,009)	(11,303,299)	(3,685,141)	(2,144,942)	(11,179,077)	(9,449,782)	(3,266,776)	(2,567,528)	(5,251,601)	(5,224,190)
Net accumulation activity	$(6,008,156)	$(6,278,306)	$17,137,863	$24,384,058	$(5,608,085)	$(1,813,330)	$(1,102,260)	$9,366,076	$(8,565,646)	$(4,547,510)

Annuitization Activity:
Annuitizations	$14,165	$444	$8,182	$-	$24,750	$-	$-	$-	$-	$32,681
Annuity payments and contract charges	(22,485)	(27,884)	(1,356)	-	(23,151)	(26,630)	(234)	(233)	(17,921)	(19,900)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(7,062)	(8,067)	(107)	-	4,117	(6,715)	(30)	(35)	(499)	(1,117)
Net annuitization activity	$(15,382)	$(35,507)	$6,719	$-	$5,716	$(33,345)	$(264)	$(268)	$(18,420)	$11,664
Increase (Decrease) in net assets from contract owner transactions	$(6,023,538)	$(6,313,813)	$17,144,582	$24,384,058	$(5,602,369)	$(1,846,675)	$(1,102,524)	$9,365,808	$(8,584,066)	$(4,535,846)

Increase (Decrease) in net assets	$(2,246,444)	$2,990,210	$27,505,233	$32,699,452	$6,565,499	$11,971,424	$(1,270,811)	$11,138,586	$(8,839,673)	$(2,463,318)

Net Assets:
Beginning of year	$80,437,148	$77,446,938	$59,726,643	$27,027,191	$85,264,194	$73,292,770	$40,429,490	$29,290,904	$45,009,582	$47,472,900
End of year	$78,190,704	$80,437,148	$87,231,876	$59,726,643	$91,829,693	$85,264,194	$39,158,679	$40,429,490	$36,169,909	$45,009,582

Unit Transactions:
Beginning of year	7,171,116	7,761,504	4,045,282	2,221,110	7,228,881	7,413,002	3,351,218	2,600,189	7,207,008	7,977,749
Purchased	60,784	48,461	1,395,767	1,933,352	34,560	65,123	295,366	827,887	19,799	90,349
Transferred between Sub-Accounts and Fixed Accumulation Account	493,062	403,741	(59,636)	101,497	352,425	625,608	(115,065)	155,498	(602,554)	(2,179)
Withdrawn, surrendered and Annuitized	(1,036,432)	(1,042,590)	(258,258)	(210,677)	(859,708)	(874,852)	(282,216)	(232,356)	(820,498)	(858,911)
End of year	6,688,530	7,171,116	5,123,155	4,045,282	6,756,158	7,228,881	3,249,303	3,351,218	5,803,755	7,207,008

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SI1		SIS		SVS		TE1		TEC
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$1,175,357	$997,670	$3,482,491	$2,176,605	$(100,156)	$(142,279)	$(47,195)	$(57,465)	$(284,573)	$(367,575)
Net realized gains (losses)	463,425	(125,834)	1,796,424	1,549,825	1,445,326	489,287	60,025	34,555	(746,760)	(663,384)
Net unrealized gains (losses)	(1,648,182)	313,853	(5,042,200)	301,180	(1,623,798)	1,158,881	103,449	(15,790)	1,615,211	812,190
Increase (Decrease) in net assets from operations	$(9,400)	$1,185,689	$236,715	$4,027,610	$(278,628)	$1,505,889	$116,279	$(38,700)	$583,878	$(218,769)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$348,779	$1,492,016	$798,330	$560,505	$356,224	$632,783	$198,085	$297,415	$98,390	$289,563
Net transfers between Sub-Accounts and Fixed Account	1,226,603	2,888,470	3,030,381	4,764,398	(444,523)	1,656,063	(242,569)	(424,857)	(2,142,311)	(2,188,011)
Withdrawals, surrenders, annuitizations and contract charges	(3,109,910)	(2,384,491)	(10,732,024)	(10,907,440)	(557,222)	(510,005)	(328,049)	(295,831)	(2,624,210)	(3,152,821)
Net accumulation activity	$(1,534,528)	$1,995,995	$(6,903,313)	$(5,582,537)	$(645,521)	$1,778,841	$(372,533)	$(423,273)	$(4,668,131)	$(5,051,269)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(3,091)	(3,044)	(20,803)	(22,295)	-	-	-	-	(936)	(7,517)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(311)	(374)	(408)	2,339	-	-	-	-	(859)	(106)
Net annuitization activity	$(3,402)	$(3,418)	$(21,211)	$(19,956)	$-	$-	$-	$-	$(1,795)	$(7,623)
Increase (Decrease) in net assets from contract owner transactions	$(1,537,930)	$1,992,577	$(6,924,524)	$(5,602,493)	$(645,521)	$1,778,841	$(372,533)	$(423,273)	$(4,669,926)	$(5,058,892)

Increase (Decrease) in net assets	$(1,547,330)	$3,178,266	$(6,687,809)	$(1,574,883)	$(924,149)	$3,284,730	$(256,254)	$(461,973)	$(4,086,048)	$(5,277,661)

Net Assets:
Beginning of year	$24,035,088	$20,856,822	$64,706,617	$66,281,500	$11,455,484	$8,170,754	$3,633,413	$4,095,386	$23,074,612	$28,352,273
End of year	$22,487,758	$24,035,088	$58,018,808	$64,706,617	$10,531,335	$11,455,484	$3,377,159	$3,633,413	$18,988,564	$23,074,612

Units Transactions:
Beginning of year	1,930,592	1,775,616	4,922,159	5,366,035	847,507	696,940	482,254	547,602	6,675,608	8,298,127
Purchased	28,196	127,100	60,494	43,997	27,522	49,432	15,474	38,276	28,400	88,325
Transferred between Sub-Accounts and Fixed Accumulation Account	95,966	227,333	221,650	354,585	(35,443)	142,960	(34,049)	(63,324)	(666,652)	(766,661)
Withdrawn, surrendered and Annuitized	(249,641)	(199,457)	(806,426)	(842,458)	(43,092)	(41,825)	(44,397)	(40,300)	(792,795)	(944,183)
End of year	1,805,113	1,930,592	4,397,877	4,922,159	796,494	847,507	419,282	482,254	5,244,561	6,675,608

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MFJ		TRS		MFE		UTS		MV1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$3,368,619	$1,531,107	$16,568,875	$15,702,503	$(252,739)	$36,573	$(1,263,376)	$1,354,733	$(546,127)	$(506,469)
Net realized gains (losses)	18,269,552	2,407,433	30,124,782	(20,020,396)	1,721,587	482,410	(3,823,076)	(15,998,478)	3,591,472	1,801,920
Net unrealized gains (losses)	(14,278,009)	28,801,554	(26,978,207)	137,018,543	2,776,709	4,588,617	47,760,165	80,291,938	2,471,924	11,973,853
Increase (Decrease) in net assets from operations	$7,360,162	$32,740,094	$19,715,450	$132,700,650	$4,245,557	$5,107,600	$42,673,713	$65,648,193	$5,517,269	$13,269,304

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$231,095,465	$184,300,712	$11,431,545	$10,312,424	$4,654,664	$2,616,415	$2,792,123	$2,477,340	$11,416,522	$19,812,349
Net transfers between Sub-Accounts and Fixed Account	3,174,435	8,808,295	19,406,341	40,976,217	7,184,490	2,304,956	15,481,759	3,978,397	(841,120)	7,954,183
Withdrawals, surrenders, annuitizations and contract charges	(45,382,250)	(24,356,025)	(238,910,653)	(230,320,844)	(2,704,056)	(1,690,896)	(46,907,679)	(36,593,002)	(8,878,990)	(6,437,809)
Net accumulation activity	$188,887,650	$168,752,982	$(208,072,767)	$(179,032,203)	$9,135,098	$3,230,475	$(28,633,797)	$(30,137,265)	$1,696,412	$21,328,723

Annuitization Activity:
Annuitizations	$72,929	$277,467	$992,727	$401,245	$-	$-	$27,130	$16,580	$-	$8,290
Annuity payments and contract charges	(58,225)	(17,723)	(1,201,542)	(1,803,867)	(3,722)	(2,943)	(164,847)	(156,501)	(5,080)	(4,027)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(3,410)	440	(31,494)	(37,891)	(509)	(496)	(27,203)	(30,370)	(568)	(545)
Net annuitization activity	$11,294	$260,184	$(240,309)	$(1,440,513)	$(4,231)	$(3,439)	$(164,920)	$(170,291)	$(5,648)	$3,718
Increase (Decrease) in net assets from contract owner transactions	$188,898,944	$169,013,166	$(208,313,076)	$(180,472,716)	$9,130,867	$3,227,036	$(28,798,717)	$(30,307,556)	$1,690,764	$21,332,441

Increase (Decrease) in net assets	$196,259,106	$201,753,260	$(188,597,626)	$(47,772,066)	$13,376,424	$8,334,636	$13,874,996	$35,340,637	$7,208,033	$34,601,745

Net Assets:
Beginning of year	$433,233,722	$231,480,462	$1,417,695,061	$1,465,467,127	$24,246,657	$15,912,021	$285,330,031	$249,989,394	$117,692,787	$83,091,042
End of year	$629,492,828	$433,233,722	$1,229,097,435	$1,417,695,061	$37,623,081	$24,246,657	$299,205,027	$285,330,031	$124,900,820	$117,692,787

Unit Transactions:
Beginning of year	35,062,662	21,048,945	70,122,337	77,917,832	1,823,681	1,653,827	18,353,815	20,380,385	9,411,407	7,717,616
Purchased	18,109,710	15,477,966	578,979	537,644	235,372	167,198	154,638	191,990	866,871	1,683,086
Transferred between Sub-Accounts and Fixed Accumulation Account	235,672	726,826	1,293,273	2,361,050	443,312	161,915	938,908	164,852	(72,334)	592,768
Withdrawn, Surrendered and Annuitized	(3,927,686)	(2,191,075)	(10,783,753)	(10,694,189)	(191,998)	(159,259)	(2,490,858)	(2,383,412)	(727,670)	(582,063)
End of year	49,480,358	35,062,662	61,210,836	70,122,337	2,310,367	1,823,681	16,956,503	18,353,815	9,478,274	9,411,407

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MVS		NMT		NNG		NMI		OCA
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005 (e)	2004	2005 (e)	2004	2005 (e)	2004	2005	2004
Operations:
Net investment income (loss)	$(120,412)	$(447,682)	$(5)	$-	$(277)	$-	$(45)	$-	$(360,974)	$(452,641)
Net realized gains (losses)	10,526,546	3,245,993	(1)	-	194	-	118	-	621,806	480,811
Net unrealized gains (losses)	5,411,309	38,044,549	(24)	-	2,498	-	1,266	-	737,196	1,254,974
Increase (Decrease) in net assets from operations	$15,817,443	$40,842,860	$(30)	$-	$2,415	$-	$1,339	$-	$998,028	$1,283,144

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,381,078	$2,448,980	$3,181	$-	$51,066	$-	$10,377	$-	$3,706,640	$8,853,620
Net transfers between Sub-Accounts and Fixed Account	10,371,692	32,140,078	2,053	-	(3,145)	-	3,790	-	469,075	2,120,983
Withdrawals, surrenders, annuitizations and contract charges	(48,991,266)	(47,238,117)	-	-		-		-	(2,060,215)	(1,900,300)
Net accumulation activity	$(36,238,496)	$(12,649,059)	$5,234	$-	$47,921	$-	$14,167	$-	$2,115,500	$9,074,303

Annuitization Activity:
Annuitizations	$146,311	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(111,430)	(109,310)	-	-	-	-	-	-	(2,069)	(2,054)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(5,205)	(24,206)	-	-	-	-	-	-	(275)	(290)
Net annuitization activity	$29,676	$(133,516)	$-	$-	$-	$-	$-	$-	$(2,344)	$(2,344)
Increase (Decrease) in net assets from contract owner transactions	$(36,208,820)	$(12,782,575)	$5,234	$	$47,921	$	$14,167	$	$2,113,156	$9,071,959

Increase (Decrease) in net assets	$(20,391,377)	$28,060,285	$5,204	$-	$50,336	$-	$15,506	$-	$3,111,184	$10,355,103

Net Assets:
Beginning of year	$332,260,043	$304,199,758	$-	$-	$	$-	$-	$-	$30,806,058	$20,450,955
End of year	$311,868,666	$332,260,043	$5,204	$-	$50,336	$-	$15,506	$-	$33,917,242	$30,806,058

Unit Transactions:
Beginning of year	22,855,509	23,811,669	-	-	-	-	-	-	2,178,624	1,528,490
Purchased	159,647	186,359	279	-	4,885	-	958	-	266,327	648,675
Transferred between Sub-Accounts and Fixed Accumulation Account	693,930	2,352,438	183	-	(287)	-	341	-	35,858	148,604
Withdrawn, Surrendered and Annuitized	(3,245,095)	(3,494,957)	-	-	-	-	-	-	(151,833)	(147,145)
End of year	20,463,991	22,855,509	462	-	4,598	-	1,299	-	2,328,976	2,178,624

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	OGG		OMG		OMS		PMB		PLD
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004 (d)	2005	2004	2005	2004	2005	2004 (d)	2005	2004 (d)
Operations:
Net investment income (loss)	$(96,295)	$(41,680)	$(1,564,825)	$(895,481)	$(162,155)	$(103,691)	$104,439	$16,283	$1,853,589	$(270,357)
Net realized gains (losses)	141,076	3,887	997,053	153,319	673,180	284,044	104,174	81,358	464,096	339,862
Net unrealized gains (losses)	1,149,890	745,676	9,951,281	7,428,657	235,825	851,847	99,202	28,734	(3,457,393)	(99,763)
Increase (Decrease) in net assets from operations	$1,194,671	$707,883	$9,383,509	$6,686,495	$746,850	$1,032,200	$307,815	$126,375	$(1,139,708)	$(30,258)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$4,185,665	$2,907,918	$106,531,165	$93,297,844	$1,821,587	$3,144,768	$1,721,604	$931,961	$105,227,960	$108,028,818
Net transfers between Sub-Accounts and Fixed Account	2,233,083	2,754,966	24,493,311	10,840,790	469,482	959,837	1,674,201	680,879	22,745,263	13,722,573
Withdrawals, surrenders, annuitizations and contract charges	(327,334)	(68,877)	(8,390,392)	(2,420,844)	(513,553)	(350,677)	(145,675)	(155,352)	(11,014,261)	(3,210,803)
Net accumulation activity	$6,091,414	$5,594,007	$122,634,084	$101,717,790	$1,777,516	$3,753,928	$3,250,130	$1,457,488	$116,958,962	$118,540,588

Annuitization Activity:
Annuitizations	$-	$-	$41,825	$30,827	$-	$-	$-	$-	$55,158	$158,841
Annuity payments and contract charges	-	-	(8,439)	(1,122)	-	-	-	-	(21,651)	(4,858)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(1,189)	(229)	-	-	-	-	(3,300)	(733)
Net annuitization activity	$-	$-	$32,197	$29,476	$-	$-	$-	$-	$30,207	$153,250
Increase (Decrease) in net assets from contract owner transactions	$6,091,414	$5,594,007	$122,666,281	$101,747,266	$1,777,516	$3,753,928	$3,250,130	$1,457,488	$116,989,169	$118,693,838

Increase (Decrease) in net assets	$7,286,085	$6,301,890	$132,049,790	$108,433,761	$2,524,366	$4,786,128	$3,557,945	$1,583,863	$115,849,461	$118,663,580

Net Assets:
Beginning of year	$6,301,890	$	$114,799,188	$6,365,427	$8,170,089	$3,383,961	$1,583,863	$	$118,663,580	$-
End of year	$13,587,975	$6,301,890	$246,848,978	$114,799,188	$10,694,455	$8,170,089	$5,141,808	$1,583,863	$234,513,041	$118,663,580

Unit Transactions:
Beginning of year	514,788	-	8,686,835	509,155	489,698	236,889	96,856	-	11,851,375	-
Purchased	334,202	268,926	8,106,880	7,638,555	109,464	213,715	103,068	62,430	10,785,554	10,932,711
Transferred between Sub-Accounts and Fixed Accumulation Account	173,897	253,328	1,836,813	855,202	27,867	63,572	99,474	44,630	2,287,480	1,368,992
Withdrawn, Surrendered and Annuitized	(31,430)	(7,466)	(691,762)	(316,077)	(31,233)	(24,478)	(9,218)	(10,204)	(1,320,057)	(450,328)
End of year	991,457	514,788	17,938,766	8,686,835	595,796	489,698	290,180	96,856	23,604,352	11,851,375

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	PRR		PTR		PRA		PCR		SSA
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005 (f)	2004	2005 (f)	2004	2005	2004 (d)
Operations:
Net investment income (loss)	$297,897	$(136,781)	$860,696	$(1,305)	$2,858	$-	$3,906	$-	$(24,395)	$(4,913)
Net realized gains (losses)	528,393	819,357	1,003,049	710,032	470	-	1,675	-	216,805	83,921
Net unrealized gains (losses)	(753,428)	497,969	(1,606,801)	470,014	(1,694)	-	(3,466)	-	(225,740)	22,403
Increase (Decrease) in net assets from operations	$72,862	$1,180,545	$256,944	$1,178,741	$1,634	$-	$2,115	$-	$(33,330)	$101,411

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$9,781,197	$9,651,868	$9,869,887	$13,529,712	$183,341	$-	$402,411	$-	$843,538	$744,980
Net transfers between Sub-Accounts and Fixed Account	2,413,025	2,689,335	2,994,776	2,141,659	6,671	-	123,940	-	(260,265)	279,702
Withdrawals, surrenders, annuitizations and contract charges	(2,986,060)	(1,375,035)	(5,078,576)	(3,581,246)	-	-	(23,957)	-	(78,188)	(15,227)
Net accumulation activity	$9,208,162	$10,966,168	$7,786,087	$12,090,125	$190,012	$-	$502,394	$-	$505,085	$1,009,455

Annuitization Activity:
Annuitizations	$-	$-	$	$43,626	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(4,855)	(3,051)	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(997)	62	-	-	-	-	-	-
Net annuitization activity	$-	$-	$(5,852)	$40,637	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$9,208,162	$10,966,168	$7,780,235	$12,130,762	$190,012	$-	$502,394	$-	$505,085	$1,009,455

Increase (Decrease) in net assets	$9,281,024	$12,146,713	$8,037,179	$13,309,503	$191,646	$-	$504,509	$-	$471,755	$1,110,866

Net Assets:
Beginning of year	$23,367,250	$11,220,537	$49,373,803	$36,064,300	$-	$-	$-	$-	$1,110,866	$-
End of year	$32,648,274	$23,367,250	$57,410,982	$49,373,803	$191,646	$-	$504,509	$-	$1,582,621	$1,110,866

Unit Transactions:
Beginning of year	1,942,972	997,936	4,491,441	3,385,657	-	-	-	-	99,939	-
Purchased	820,258	834,759	901,835	1,272,151	18,109	-	39,388	-	79,732	74,388
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	203,121	232,036	271,940	184,512	652	-	11,915	-	(24,538)	27,622
Withdrawn, Surrendered and Annuitized	(253,965)	(121,759)	(473,144)	(350,879)	-	-	(2,291)	-	(8,738)	(2,071)
End of year	2,712,386	1,942,972	5,192,072	4,491,441	18,761	-	49,012	-	146,395	99,939

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	IGB		SRE		SC3		CMM
	Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004 (d)	2005	2004 (d)	2005	2004	2005 (e)	2004
Operations:
Net investment income (loss)	$55,369	$11,572	$(139,876)	$(162,071)	$(46,718)	$(38,422)	$2,627	$-
Net realized gains (losses)	14,905	(12,804)	3,691,782	117,675	2,635,319	1,458,668	-	-
Net unrealized gains (losses)	(75,195)	9,833	(155,245)	3,489,553	(1,236,264)	3,043,794	-	-
Increase (Decrease) in net assets from operations	$(4,921)	$8,601	$3,396,661	$3,445,157	$1,352,337	$4,464,040	$2,627	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,578,754	$1,333,158	$21,656,624	$17,917,099	$474,467	$2,538,811	$413,721	$-
Net transfers between Sub-Accounts and Fixed Account	1,794,232	(546,352)	3,596,732	198,893	(747,353)	(463,897)	87,375	-
Withdrawals, surrenders, annuitizations and contract charges	(551,094)	(101,281)	(1,722,954)	(567,032)	(1,165,997)	(1,029,732)	(13,581)	-
Net accumulation activity	$2,821,892	$685,525	$23,530,402	$17,548,960	$(1,438,883)	$1,045,182	$487,515	$-

Annuitization Activity:
Annuitizations	$-	$-	$5,387	$737	$-	$-	$-	$-

Annuity payments and contract charges	-	-	(1,152)	(55)	(1,307)	(1,114)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(87)	(4)	(188)	(183)	-	-
Net annuitization activity	$-	$-	$4,148	$678	$(1,495)	$(1,297)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$2,821,892	$685,525	$23,534,550	$17,549,638	$(1,440,378)	$1,043,885	$487,515	$-

Increase (Decrease) in net assets	$2,816,971	$694,126	$26,931,211	$20,994,795	$(88,041)	$5,507,925	$490,142	$-

Net Assets:
Beginning of year	$694,126	$-	$20,994,795	$-	$18,344,566	$12,836,641	$-	$-
End of year	$3,511,097	$694,126	$47,926,006	$20,994,795	$18,256,525	$18,344,566	$490,142	$-

Unit Transactions:
Beginning of year	67,201	-	1,693,151	-	1,046,871	960,307	-	-
Purchased	153,503	135,987	1,766,093	1,758,246	27,704	185,843	41,669	-
Transferred between Sub-Accounts and Fixed Accumulation Account	174,566	(56,028)	284,725	17,681	(40,192)	(28,007)	8,714	-
Withdrawn, surrendered and Annuitized	(54,946)	(12,758)	(147,911)	(82,776)	(66,683)	(71,272)	(1,655)	-
End of year	340,324	67,201	3,596,058	1,693,151	967,700	1,046,871	48,728	-

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts, Regatta Masters Flex contracts, Regatta Masters IV contracts and Regatta Masters VII contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts and the Regatta Choice II contracts, the funds include MFS/Sun Life Series Trust (the "Series Trust"). With respect to the Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts, Regatta Masters Flex contracts, Regatta Masters IV contracts and the Regatta Masters VII contracts, the funds include Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Liberty Variable Investment Trust, Lord Abbett Series Fund, Inc., The "Series Trust", Nations Marsico, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Sun Capital Advisers Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Funds shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8	Level 9

Regatta contracts	1.25%	1.10%
Regatta Gold contracts	1.25%
Regatta Classic contracts	1.00%
Regatta Platinum contracts	1.25%
Regatta Extra contracts	1.30%	1.45%	1.55%	1.70%
Regatta Choice contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Regatta Access contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Regatta Flex 4 contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Regatta Flex II contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Regatta Choice II contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Regatta Masters Extra contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%
Regatta Masters Choice contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Regatta Masters Access contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Regatta Masters Flex contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Regatta Masters IV contracts	1.25%	1.30%	1.35%	1.45%	1.50%	1.55%	1.60%	1.65%	1.75%
Regatta Masters VII contracts	1.00%	1.10%	1.20%	1.25%	1.30%	1.35%	1.40%	1.50%

Each year on the account anniversary, an account administration fee ("Account Fee") equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant's account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant's account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra and Regatta Choice contracts, and $50 in the case of Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts (after account year 5, the Account Fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Massachusetts Financial Services Company is the investment adviser to the Series Trust. Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .57% to 1.74% and 1.25% of the Funds' net assets, respectively.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta Gold, Regatta Platinum and Regatta Flex 4, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Choice, a withdrawal charge of up to 7% and in the case of Regatta, Regatta Extra, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts, a withdrawal charge of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to Regatta, Regatta Gold, Regatta Platinum, Regatta Masters Extra and Regatta Masters Choice and an effective annual rate of 0.20% of the net assets attributable to Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

For the year ended December 31, 2005, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statements of Changes in Net Assets.

	Contract Charges	Surrender Charges
Fidelity Variable Insurance Products Funds
VIP Freedom 2010 Portfolio (F10)	$	$
VIP Freedom 2015 Portfolio (F15)
VIP Freedom 2020 Portfolio (F20)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund (FMS)	4,948	28,987
Templeton Developing Markets Securities Fund (TDM)	8
Templeton Growth Securities Fund Class 2 (FTG)	1,234	5,222
Templeton International Securities Fund (FTI)	28,857	147,363
Franklin Value Securities Fund (FVS)	4,894	13,677
Liberty Variable Investment Trust
Colonial Small Cap Variable Series (CSC)
Wanger Select Fund (WTF)	2	42
Wanger US Small Cap Fund (USC)
Lord Abbett Series Fund, Inc.
All Value Portfolio (LAV)	1,465	12,698
Growth & Income Portfolio (LA1)	29,895	95,087
Growth Opportunities Portfolio (LA9)	14,484	18,970
Mid-Cap Value (LA2)	13,538	31,434
MFS/Sun Life Series Trust:
Bond S Class (MF7)	19,492	124,849
Bond Series (BDS)	47,192	112,932
Capital Appreciation S Class (MFD)	10,248	54,679
Capital Appreciation Series (CAS)	330,484	272,749
Capital Opportunities S Class (CO1)	6,131	25,917
Capital Opportunities Series (COS)	121,226	124,890
Emerging Growth S Class (MFF)	7,334	26,303
Emerging Growth Series (EGS)	233,720	70,991

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
MFS/Sun Life Series Trust - continued
Emerging Markets Equity S Class (EM1)	$ 2,191	$ 14,149
Emerging Markets Equity Series (EME)	25,555	48,708
Global Governments S Class (GG1)	1,417	9,954
Global Governments Series (GGS)	24,120	49,891
Global Growth S Class (GG2)	2,476	9,294
Global Growth Series (GGR)	69,784	106,725
Global Total Return S Class (GT2)	4,090	10,421
Global Total Return Series (GTR)	57,991	49,111
Government Securities S Class (MFK)	46,163	422,284
Government Securities Series (GSS)	141,815	396,744
High Yield S Class (MFC)	36,677	158,585
High Yield Series (HYS)	95,849	178,395
International Growth S Class (IG1)	6,011	18,168
International Growth Series (IGS)	51,659	73,613
International Investors Trust S Class (MI1)	2,238	4,341
International Investors Trust Series (MII)	32,534	10,536
Managed Sectors S Class (MS1)	492	714
Managed Sectors Series (MSS)	23,217	23,897
Massachusetts Investors Growth Stock S Class (M1B)	22,338	106,130
Massachusetts Investors Growth Stock Series (MIS)	202,150	375,872
Massachusetts Investors Trust S Class (MFL)	36,079	217,624
Massachusetts Investors Trust Series (MIT)	424,316	953,460
Mid Cap Growth S Class (MC1)	17,493	53,465
Mid Cap Growth Series (MCS)	30,122	12,231
Mid Cap Value S Class (MCV)	9,410	43,451
Money Market S Class (MM1)	32,659	265,016
Money Market Series (MMS)	124,499	602,613
New Discovery S Class (M1A)	29,326	89,822
New Discovery Series (NWD)	65,285	179,060
Research S Class (RE1)	7,362	49,196
Research Series (RES)	218,043	75,681
Research Growth and Income S Class (RG1)	2,767	14,626
Research Growth and Income Series (RGS)	30,680	43,387
Research International S Class (RI1)	21,118	81,808
Research International Series (RIS)	26,295	122,300
Strategic Growth S Class (SG1)	13,147	76,674
Strategic Growth Series (SGS)	20,716	23,132
Strategic Income S Class (SI1)	6,211	44,353
Strategic Income Series (SIS)	17,524	61,961
Strategic Value S Class (SVS)	2,808	6,205
Technology S Class (TE1)	1,779	7,141
Technology Series (TEC)	13,447	39,193
Total Return S Class (MFJ)	126,634	787,282
Total Return Series (TRS)	479,278	819,735
Utilities S Class (MFE)	7,794	42,781
Utilities Series (UTS)	120,827	292,869
Value S Class (MV1)	28,852	180,817
Value Series (MVS)	95,930	273,637
Nations Marsico
Nations Marsico 21st Century Portfolio (NMT)
Nations Marsico Growth Portfolio (NNG)
Nations Marsico International Opportunities Portfolio (NMI)

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	$ 8,363	$ 40,304
Global Securities Fund (OGG)	914	3,036
Main St. Growth and Income Fund (OMG)	22,662	187,051
Main St. Small Cap Growth Fund (OMS)	2,922	7,808
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio (PMB)	860	3,174
Low Duration Portfolio (PLD)	20,814	247,989
Real Return Bond Portfolio (PRR)	7,281	72,318
Total Return Bond Portfolio (PTR)	12,808	120,000
VIT All Asset Portfolio (PRA)
VIT Commodity Real Return Strategy Portfolio (PCR)
Sun Capital Advisers Trust
All Cap S Class (SSA)	350	3,630
Investment Grade Bond S Class (IGB)	469	30,939
Real Estate Fund S Class (SRE)	15,145	40,718
Real Estate Fund (SC3)	7,714	25,475
Sun Capital Money Market S Class (CMM)

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable if the contract's annuity commencement date is before January 1, 2000. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable if the contract's annuity commencement date is on or after January 1, 2000. Annuity reserves are calculated using the 2000 Annuitant Mortality Table and an assumed rate of 3% for Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Extra, and Regatta Masters Flex. Due to the demographics of Regatta Flex II, Regatta Choice II, Regatta Masters IV and Regatta Masters VII, no reserves were required at year-end. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares of the Funds for each Sub-Account for the year ended December 31, 2005:

	Purchases	Sales
Fidelity Variable Insurance Products Funds
VIP Freedom 2010 Portfolio (F10)	$245,160	$18
VIP Freedom 2015 Portfolio (F15)	270,411	154
VIP Freedom 2020 Portfolio (F20)	108,568	168
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund (FMS)	12,406,391	2,172,831
Templeton Developing Markets Securities Fund (TDM)	952,222	58,766
Templeton Growth Securities Fund Class 2 (FTG)	6,048,725	863,696
Templeton International Securities Fund (FTI)	112,880,272	14,053,596
Franklin Value Securities Fund (FVS)	7,720,722	3,061,338

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
Liberty Variable Investment Trust
Colonial Small Cap Variable Series (CSC)	$6,231	$41
Wanger Select Fund (WTF)	403,752	20,371
Wanger US Small Cap Fund (USC)	7,732	8
Lord Abbett Series Fund, Inc.
All Value Portfolio (LAV)	4,615,161	827,876
Growth & Income Portfolio (LA1)	82,565,435	36,145,957
Growth Opportunities (LA9)	17,754,004	1,465,067
Mid-Cap Value (LA2)	25,432,349	20,774,481
MFS/Sun Life Series Trust:
Bond S Class (MF7)	17,866,194	11,191,692
Bond Series (BDS)	25,750,434	36,807,112
Capital Appreciation S Class (MFD)	7,348,405	7,998,148
Capital Appreciation Series (CAS)	119,645,496	142,525,837
Capital Opportunities S Class (CO1)	1,298,830	3,043,870
Capital Opportunities Series (COS)	5,284,104	56,824,058
Emerging Growth S Class (MFF)	2,017,416	3,324,240
Emerging Growth Series (EGS)	5,215,071	91,273,731
Emerging Markets Equity S Class (EM1)	3,573,824	1,936,762
Emerging Markets Equity Series (EME)	20,560,717	16,841,206
Global Governments S Class (GG1)	1,606,227	1,330,648
Global Governments Series (GGS)	11,915,042	14,865,616
Global Growth S Class (GG2)	753,689	1,614,660
Global Growth Series (GGR)	3,323,498	35,438,414
Global Total Return S Class (GT2)	5,540,252	2,309,249
Global Total Return Series (GTR)	35,261,931	28,707,112
Government Securities S Class (MFK)	68,552,699	27,856,128
Government Securities Series (GSS)	41,233,313	94,907,529
High Yield S Class (MFC)	46,668,882	38,822,720
High Yield Series (HYS)	40,879,883	78,678,387
International Growth S Class (IG1)	2,182,405	3,752,004
International Growth Series (IGS)	10,609,046	25,305,061
International Investors Trust S Class (MI1)	4,419,564	1,325,629
International Investors Trust Series (MII)	29,392,049	17,341,459
Managed Sectors S Class (MS1)	1,516,584	4,226,004
Managed Sectors Series (MSS)	1,273,557	121,059,002
Massachusetts Investors Growth Stock S Class (M1B)	12,276,686	12,276,702
Massachusetts Investors Growth Stock Series (MIS)	10,198,022	89,023,554
Massachusetts Investors Trust S Class (MFL)	114,535,760	14,905,795
Massachusetts Investors Trust Series (MIT)	17,083,512	207,829,139
Mid Cap Growth S Class (MC1)	3,985,431	8,677,860
Mid Cap Growth Series (MCS)	6,596,870	23,269,710
Mid Cap Value S Class (MCV)	8,101,460	5,505,420
Money Market S Class (MM1)	98,535,908	65,372,213
Money Market Series (MMS)	107,122,787	143,460,691
New Discovery S Class (M1A)	32,456,925	9,173,742
New Discovery Series (NWD)	6,890,959	39,683,370
Research S Class (RE1)	5,642,884	4,957,344
Research Series (RES)	6,023,029	94,678,222

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
MFS/Sun Life Series Trust - continued
Research Growth and Income S Class (RG1)	$1,160,244	$1,617,952
Research Growth and Income Series (RGS)	9,725,296	16,320,093
Research International S Class (RI1)	30,003,722	13,661,419
Research International Series (RIS)	10,163,973	16,347,129
Strategic Growth S Class (SG1)	5,954,583	7,692,479
Strategic Growth Series (SGS)	3,146,152	12,171,949
Strategic Income S Class (SI1)	4,812,965	4,966,378
Strategic Income Series (SIS)	11,909,107	14,781,417
Strategic Value S Class (SVS)	2,220,851	1,862,551
Technology S Class (TE1)	303,691	723,419
Technology Series (TEC)	1,786,097	6,739,738
Total Return S Class (MFJ)	271,797,098	66,747,186
Total Return Series (TRS)	95,300,781	253,373,559
Utilities S Class (MFE)	14,016,283	5,137,646
Utilities Series (UTS)	22,043,845	52,078,735
Value S Class (MV1)	19,075,770	17,930,565
Value Series (MVS)	23,603,475	59,927,502
Nations Marsico Fund
Nations Marsico 21st Century Portfolio (NMT)	5,233	4
Nations Marsico Growth Portfolio (NNG)	51,063	3,419
Nations Marsico International Opportunities Portfolio (NMI)	14,353	115
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	6,014,377	4,261,920
Global Securities Fund (OGG)	6,936,824	941,705
Main St. Growth and Income Fund (OMG)	129,308,998	8,206,352
Main St. Small Cap Growth Fund (OMS)	3,574,691	1,741,401
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio (PMB)	4,053,989	612,805
Low Duration Portfolio (PLD)	133,107,656	13,653,976
Real Return Bond Portfolio (PRR)	15,381,242	5,515,751
Total Return Bond Portfolio (PTR)	19,963,136	10,413,649
VIT All Asset Portfolio (PRA)	193,584	245
VIT Commodity Real Return Strategy Portfolio (PCR)	531,376	24,774
Sun Capital Advisers Trust
All Cap S Class (SSA)	1,294,440	584,197
Investment Grade Bond S Class (IGB)	3,656,714	754,257
Real Estate Fund S Class (SRE)	29,947,502	3,633,620
Real Estate Fund (SC3)	3,787,527	3,725,951
Sun Capital Money Market S Class (CMM)	511,685	21,543

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratio's, excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
F10
	December 31, 2005 (f)	23,605	$ 10.32	to	10.32	$243,563	0.87%	1.35	to	1.35%	3.18%
F15
	December 31, 2005 (f)	25,858	10.39	to	10.39	268,544	1.11	1.35	to	1.85	3.85	to	3.94
F20
	December 31, 2005 (f)	10,353	10.43	to	10.43	107,943	0.83	1.35	to	1.90	4.25	to	4.35
FMS
	December 31, 2005	1,886,907	12.03	to	15.18	27,978,414	0.87	1.30	to	2.30	8.02	to	9.12
	December 31, 2004	1,146,446	11.11	to	13.92	15,778,515	0.75	1.25	to	2.30	10.03	to	11.15	(y)
	December 31, 2003	489,937	12.26	to	12.53	6,110,725	0.78	1.35	to	2.30	22.27	to	23.46	(y)
	December 31, 2002 (b)	35,337	10.12	to	10.15	357,959	-	1.35	to	2.30	1.16	to	1.48
TDM
	December 31, 2005 (f)	82,552	11.19	to	11.21	924,837	-	1.35	to	2.30	11.94	to	12.12
FTG
	December 31, 2005	518,022	12.21	to	16.98	8,461,348	0.99	1.30	to	2.30	6.37	to	7.45
	December 31, 2004 (d)	185,270	11.45	to	15.81	2,822,852	1.01	1.25	to	2.30	13.35	to	14.58	(y)
FTI
	December 31, 2005	15,021,292	12.56	to	16.36	236,905,307	1.11	1.30	to	2.55	7.37	to	8.74
	December 31, 2004	8,240,520	11.64	to	15.11	120,369,576	1.01	1.25	to	2.55	15.50	to	16.92	(y)
	December 31, 2003	1,734,535	12.39	to	12.97	21,780,367	0.81	1.35	to	2.55	26.43	to	30.43	(y)
	December 31, 2002 (b)	109,241	9.59	to	9.63	1,049,989	-	1.35	to	2.30	(4.08)	to	(3.72)
FVS
	December 31, 2005	1,065,024	12.66	to	17.87	18,622,511	0.75	1.30	to	2.30	6.27	to	7.36
	December 31, 2004	784,791	11.88	to	16.66	12,898,583	0.18	1.25	to	2.30	18.84	to	22.07	(y)
	December 31, 2003	403,105	13.34	to	13.64	5,464,413	0.16	1.35	to	2.30	29.09	to	30.34	(y)
	December 31, 2002 (b)	20,281	10.44	to	10.47	211,927	-	1.35	to	2.30	4.35	to	4.68
CSC
	December 31, 2005 (e)	583	10.64	to	10.65	6,200	-	1.55	to	1.65	6.38	to	6.46
WTF
	December 31, 2005 (e)	36,338	11.48	to	11.55	418,444	-	1.35	to	2.05	14.82	to	15.46
USC
	December 31, 2005 (e)	699	11.07	to	11.07	7,735	-	1.65	to	1.65	10.71
LAV
	December 31, 2005	673,060	12.18	to	12.52	8,330,401	0.45	1.35	to	2.30	4.50	to	5.51
	December 31, 2004 (d)	344,432	11.63	to	11.86	4,063,023	0.73	1.25	to	2.30	13.04	to	16.27	(y)
LA1
	December 31, 2005	11,563,674	11.57	to	15.69	174,257,651	1.17	1.30	to	2.55	0.62	to	1.91
	December 31, 2004	8,986,821	11.45	to	15.40	133,211,678	1.31	1.25	to	2.55	9.77	to	14.82	(y)
	December 31, 2003	2,488,679	11.91	to	13.86	33,267,291	1.89	1.35	to	2.55	19.13	to	29.25	(y)
	December 31, 2002 (b)	33,508	10.69	to	10.72	358,622	4.77	1.35	to	2.30	6.89	to	7.22
LA9
	December 31, 2005	2,675,259	11.28	to	12.51	30,716,359	-	1.30	to	2.55	1.96	to	3.27
	December 31, 2004 (d)	1,203,674	11.06	to	12.11	13,428,847	-	1.25	to	2.55	8.39	to	21.12	(y)
LA2
	December 31, 2005	2,743,587	12.55	to	17.17	45,585,122	0.51	1.30	to	2.55	5.47	to	6.82
	December 31, 2004	2,592,930	11.83	to	16.08	40,628,899	0.51	1.25	to	2.55	18.32	to	22.36	(y)
	December 31, 2003	437,574	12.45	to	13.14	5,685,572	1.01	1.35	to	2.30	20.80	to	23.07	(y)
	December 31, 2002 (b)	26,664	10.64	to	10.68	284,181	3.92	1.35	to	2.30	6.40	to	6.79
MF7
	December 31, 2005	6,270,011	10.34	to	12.47	75,047,190	5.84	1.00	to	2.55	(0.99)	to	0.58
	December 31, 2004	6,078,648	10.44	to	12.39	72,842,791	5.91	1.00	to	2.55	3.20	to	4.85	(y)
	December 31, 2003	5,706,413	10.12	to	11.82	65,794,236	4.22	1.00	to	2.55	1.15	to	8.34	(y)
	December 31, 2002	3,399,082	10.56	to	10.91	36,841,435	3.50	1.00	to	2.10	5.58	to	8.81
	December 31, 2001 (a)	1,039,445	10.06	to	10.08	10,465,489	-	1.15	to	1.85	0.01	to	0.81

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added the sub-account during the period. See footnote ****

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
BDS
	December 31, 2005	9,925,405	$ 13.32	to	14.60	$141,413,865	6.16%	1.15	to	1.85%	(0.12)	to	0.60%
	December 31, 2004	11,381,676	13.32	to	14.54	161,562,164	6.19	1.15	to	1.85	4.28	to	5.04
	December 31, 2003	14,515,463	12.47	to	13.88	196,808,905	5.07	1.15	to	1.85	7.69	to	8.62 (y)
	December 31, 2002	16,672,091	11.84	to	12.82	209,295,113	3.62	1.00	to	1.85	7.56	to	8.50
	December 31, 2001	14,562,283	10.99	to	11.87	169,138,563	3.26	1.00	to	1.85	5.79	to	6.71
MFD
	December 31, 2005	3,518,217	8.69	to	14.58	32,540,878	0.37	1.00	to	2.30	(1.67)	to	(0.37)
	December 31, 2004	3,522,979	8.80	to	14.66	32,971,898	-	1.00	to	2.10	8.23	to	9.67 (y)
	December 31, 2003	3,536,749	8.09	to	13.40	30,045,935	-	1.00	to	2.30	25.40	to	27.07 (y)
	December 31, 2002	3,163,343	6.42	to	10.56	20,470,534	0.15	1.00	to	2.10	(33.81)	to	5.64
	December 31, 2001 (a)	1,178,384	9.70	to	9.72	11,446,860	-	1.15	to	1.85	(2.99)	to	(2.75)
CAS
	December 31, 2005	41,628,520	5.41	to	27.00	548,698,901	0.64	1.00	to	1.85	(0.95)	to	(0.09)
	December 31, 2004	41,868,827	5.46	to	27.13	564,955,111	0.06	1.00	to	1.85	8.96	to	9.91
	December 31, 2003	47,654,629	5.00	to	24.78	612,259,795	-	1.00	to	1.85	26.33	to	27.42 (y)
	December 31, 2002	53,276,821	3.95	to	19.52	560,298,723	0.17	1.00	to	1.85	(80.74)	to	(33.06)
	December 31, 2001	64,553,284	5.93	to	32.05	1,061,993,683	0.36	1.00	to	1.85	(26.71)	to	(26.07)
CO1
	December 31, 2005	1,483,374	8.93	to	14.96	14,992,153	0.69	1.10	to	2.25	(0.96)	to	0.20
	December 31, 2004	1,675,705	8.98	to	14.94	16,686,864	0.29	1.10	to	2.25	9.93	to	16.04 (y)
	December 31, 2003	1,740,370	8.13	to	13.44	15,053,183	0.14	1.10	to	2.30	25.06	to	26.60 (y)
	December 31, 2002	1,659,796	6.47	to	10.63	10,868,241	0.06	1.10	to	2.30	(31.83)	to	6.30
	December 31, 2001 (a)	707,598	9.50	to	9.52	6,728,752	-	1.10	to	1.85	(5.03)	to	(4.80)
COS
	December 31, 2005	21,130,668	5.83	to	16.85	194,106,985	0.95	1.00	to	1.85	(0.24)	to	0.63
	December 31, 2004	26,220,995	5.83	to	16.81	245,462,968	0.49	1.00	to	1.85	10.70	to	11.67
	December 31, 2003	31,162,190	5.25	to	15.11	265,953,050	0.36	1.00	to	1.85	25.93	to	27.02
	December 31, 2002	36,579,889	4.15	to	11.94	248,530,711	0.09	1.00	to	1.85	(31.68)	to	(31.09)
	December 31, 2001	49,296,039	6.06	to	17.39	494,301,507	-	1.00	to	1.85	(26.32)	to	(25.71)
MFF
	December 31, 2005	1,747,003	9.53	to	16.31	18,519,452	-	1.00	to	2.30	6.40	to	7.81
	December 31, 2004	1,863,783	8.91	to	15.16	18,305,802	-	1.00	to	2.25	10.36	to	11.83 (y)
	December 31, 2003	1,705,653	8.04	to	13.58	14,517,814	-	1.15	to	2.25	28.12	to	29.83 (y)
	December 31, 2002	1,550,123	6.25	to	10.48	9,746,182	-	1.15	to	1.90	(35.57)	to	4.82
	December 31, 2001 (a)	526,836	9.69	to	9.72	5,113,096	-	1.15	to	1.85	(3.06)	to	(2.83)
EGS
	December 31, 2005	30,633,904	4.95	to	20.81	315,569,435	-	1.00	to	1.85	7.12	to	8.05
	December 31, 2004	37,868,174	4.62	to	19.33	375,214,309	-	1.00	to	1.85	11.14	to	12.11
	December 31, 2003	44,118,674	4.15	to	17.31	407,376,323	-	1.00	to	1.85	29.06	to	30.18
	December 31, 2002	50,696,788	3.22	to	13.35	370,438,018	-	1.00	to	1.85	(35.40)	to	(34.83)
	December 31, 2001	65,948,379	4.97	to	20.57	763,479,404	-	1.00	to	1.85	(35.80)	to	(35.24)
EM1
	December 31, 2005	441,657	11.24	to	25.83	10,352,754	0.51	1.15	to	2.25	12.42	to	34.88
	December 31, 2004	340,870	15.44	to	19.16	6,301,071	0.84	1.15	to	1.85	24.28	to	25.42 (y)
	December 31, 2003	336,533	12.42	to	15.28	4,983,507	0.39	1.15	to	2.05	49.01	to	50.38 (y)
	December 31, 2002	204,949	9.90	to	10.16	2,036,932	1.18	1.15	to	1.85	(3.93)	to	1.59
	December 31, 2001 (a)	36,622	10.30	to	10.33	377,616	-	1.15	to	1.85	3.01	to	3.27
EME
	December 31, 2005	3,923,235	19.11	to	22.64	81,260,933	0.68	1.00	to	1.85	34.24	to	35.40
	December 31, 2004	3,707,620	14.24	to	16.78	57,029,517	1.02	1.00	to	1.85	24.82	to	25.91
	December 31, 2003	3,765,936	11.40	to	13.38	46,170,963	0.59	1.00	to	1.85	49.78	to	51.08 (y)
	December 31, 2002	3,685,145	7.61	to	8.89	30,076,632	1.24	1.00	to	1.85	(3.75)	to	(2.92)
	December 31, 2001	3,800,561	7.91	to	9.19	31,963,479	-	1.00	to	1.85	(2.88)	to	(2.03)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
GG1
	December 31, 2005	327,850	$ 11.88	to	13.61	$4,232,469	10.41%	1.15	to	1.85%	(9.20)	to	(8.56	) %
	December 31, 2004	340,389	13.03	to	14.92	4,820,154	12.26	1.15	to	1.85	7.76	to	8.53	(y)
	December 31, 2003	408,658	12.03	to	13.74	5,349,433	5.62	1.15	to	1.85	13.17	to	13.98	(y)
	December 31, 2002	344,004	10.58	to	11.56	3,969,895	-	1.15	to	2.05	5.85	to	18.91
	December 31, 2001 (a)	17,109	9.70	to	9.72	166,093	-	1.15	to	1.85	(3.04)	to	(2.80)
GGS
	December 31, 2005	2,809,654	13.07	to	18.51	43,876,264	10.70	1.00	to	1.85	(8.92)	to	(8.13)
	December 31, 2004	3,280,149	14.35	to	20.22	56,460,907	12.59	1.00	to	1.85	8.02	to	8.96	(y)
	December 31, 2003	3,854,620	12.38	to	18.63	61,738,804	5.37	1.00	to	1.85	13.46	to	14.44	(y)
	December 31, 2002	4,610,834	11.71	to	16.34	64,709,568	-	1.00	to	1.85	18.39	to	19.25
	December 31, 2001	3,647,399	9.88	to	13.74	44,882,046	-	1.15	to	1.85	(3.96)	to	(3.11)
GG2
	December 31, 2005	552,979	12.32	to	16.98	7,538,233	0.23	1.00	to	2.10	7.44	to	8.64
	December 31, 2004	614,351	11.44	to	15.66	7,740,130	0.31	1.00	to	2.10	12.75	to	14.25
	December 31, 2003	615,859	10.10	to	13.74	6,778,114	0.26	1.00	to	2.30	32.02	to	33.78	(y)
	December 31, 2002	468,329	7.62	to	10.28	3,713,489	0.25	1.00	to	1.85	(21.15)	to	2.75
	December 31, 2001 (a)	140,349	9.66	to	9.68	1,357,130	-	1.15	to	1.85	(3.41)	to	(3.18)
GGR
	December 31, 2005	8,221,692	8.55	to	25.99	145,928,483	0.47	1.00	to	1.85	8.00	to	8.94
	December 31, 2004	9,885,010	7.91	to	23.95	165,248,378	0.48	1.00	to	1.85	13.47	to	14.45	(y)
	December 31, 2003	11,683,281	6.97	to	21.01	175,751,261	0.49	1.15	to	1.85	32.94	to	34.09	(y)
	December 31, 2002	13,695,036	5.24	to	15.73	157,722,758	0.28	1.15	to	1.85	(20.86)	to	(20.29)
	December 31, 2001	17,723,668	6.61	to	19.78	260,751,103	0.71	1.15	to	1.85	(21.18)	to	(20.61)
GT2
	December 31, 2005	1,195,804	13.44	to	14.93	16,498,684	3.81	1.00	to	2.05	1.42	to	2.51
	December 31, 2004	1,049,400	13.23	to	14.59	14,165,553	2.33	1.15	to	2.05	14.47	to	15.53	(y)
	December 31, 2003	965,835	11.53	to	12.64	11,304,042	2.14	1.15	to	2.05	20.02	to	21.13	(y)
	December 31, 2002	575,530	9.59	to	9.70	5,544,326	1.70	1.00	to	1.85	(1.45)	to	(0.60)
	December 31, 2001 (a)	151,199	9.73	to	9.75	1,472,798	-	1.15	to	1.85	(2.72)	to	(2.48)
GTR
	December 31, 2005	8,201,461	12.82	to	24.38	156,049,255	4.27	1.15	to	1.85	1.85	to	2.59
	December 31, 2004	8,363,603	12.58	to	23.82	160,297,490	2.50	1.15	to	1.85	14.94	to	15.78
	December 31, 2003	8,836,494	10.94	to	20.63	151,229,262	2.10	1.15	to	1.85	20.70	to	21.58	(y)
	December 31, 2002	5,490,465	9.06	to	17.01	76,987,347	1.91	1.15	to	1.85	(1.26)	to	(0.54)
	December 31, 2001	5,780,805	9.17	to	17.14	84,171,649	4.19	1.15	to	1.85	(7.93)	to	(7.26)
MFK
	December 31, 2005	19,255,861	9.87	to	11.47	205,291,955	4.32	1.00	to	2.55	(0.59)	to	0.99
	December 31, 2004	15,785,190	9.93	to	11.35	169,069,438	5.19	1.00	to	2.55	0.86	to	2.51	(y)
	December 31, 2003	12,383,782	9.84	to	11.05	131,892,096	3.98	1.10	to	2.55	(1.64)	to	0.85	(y)
	December 31, 2002	8,558,119	10.21	to	10.96	93,288,471	3.90	1.00	to	2.30	2.09	to	8.34
	December 31, 2001 (a)	2,355,604	10.10	to	10.12	23,818,975	-	1.15	to	1.85	0.99	to	1.24
GSS
	December 31, 2005	22,849,712	12.14	to	19.27	344,042,581	4.75	1.00	to	1.85	0.42	to	1.28
	December 31, 2004	26,991,543	12.08	to	19.10	406,733,201	5.63	1.00	to	1.85	1.84	to	2.72
	December 31, 2003	35,262,145	11.85	to	18.66	521,823,973	4.70	1.00	to	1.85	0.26	to	1.13
	December 31, 2002	50,577,174	11.80	to	18.52	743,720,269	4.46	1.00	to	1.85	7.77	to	8.71
	December 31, 2001	43,557,072	10.94	to	20.29	595,911,760	5.36	1.00	to	1.85	5.45	to	6.37
MFC
	December 31, 2005	7,227,900	10.62	to	13.73	95,167,528	7.45	1.00	to	2.55	(0.66)	to	0.92
	December 31, 2004	7,034,638	10.65	to	13.63	92,066,666	6.45	1.00	to	2.55	6.49	to	8.27	(y)
	December 31, 2003	6,699,213	10.89	to	12.65	81,254,026	8.01	1.10	to	2.55	8.91	to	20.00	(y)
	December 31, 2002	3,266,770	9.91	to	10.61	32,604,716	9.43	1.00	to	2.25	0.07	to	6.09
	December 31, 2001 (a)	838,150	9.87	to	9.89	8,280,487	-	1.15	to	1.85	(1.34)	to	(1.09)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	Lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
HYS
	December 31, 2005	14,094,783	$11.89	to	23.13	$214,798,743	8.45%	1.00	to	1.85%	0.31	to	1.17%
	December 31, 2004	17,473,238	11.85	to	22.95	267,795,978	7.78	1.00	to	1.85	7.51	to	8.45
	December 31, 2003	21,115,563	11.02	to	21.25	302,952,628	8.99	1.00	to	1.85	19.20	to	20.23
	December 31, 2002	20,985,015	9.24	to	17.74	257,293,833	10.19	1.00	to	1.85	0.80	to	1.67
	December 31, 2001	24,640,912	9.16	to	17.52	301,095,084	9.61	1.00	to	1.85	(0.14)	to	0.73
IG1
	December 31, 2005	1,221,898	14.56	to	18.52	18,247,713	0.70	1.00	to	2.05	12.28	to	13.48
	December 31, 2004	1,328,474	12.95	to	16.35	17,567,913	0.38	1.00	to	2.05	16.14	to	17.39 (y)
	December 31, 2003	1,333,889	11.12	to	13.96	15,049,223	0.54	1.15	to	2.05	35.52	to	36.97 (y)
	December 31, 2002	1,265,240	8.19	to	10.21	10,427,953	0.64	1.15	to	1.85	(14.25)	to	2.09
	December 31, 2001	326,874	9.49	to	9.51	3,104,040		1.15	to	1.85	(5.15)	to	(4.91)
IGS
	December 31, 2005	8,840,529	11.68	to	15.87	119,334,575	0.93	1.00	to	1.85	12.79	to	13.76
	December 31, 2004	9,969,224	10.35	to	13.97	119,165,042	0.56	1.00	to	1.85	16.73	to	17.75
	December 31, 2003	10,442,087	8.86	to	11.88	106,629,189	0.75	1.00	to	1.85	36.10	to	37.28
	December 31, 2002	11,708,342	6.51	to	8.67	87,260,895	0.56	1.00	to	1.85	(13.52)	to	(12.77)
	December 31, 2001	13,618,628	7.52	to	9.95	116,926,690	0.71	1.00	to	1.85	(34.69)	to	(18.28)
MI1
	December 31, 2005	661,889	15.97	to	19.40	10,873,687	0.88	1.15	to	1.85	12.81	to	13.62
	December 31, 2004	464,476	14.15	to	17.08	6,685,849	0.67	1.15	to	1.85	25.37	to	26.27
	December 31, 2003	399,293	11.29	to	13.53	4,572,074	0.68	1.15	to	1.85	30.74	to	31.67 (y)
	December 31, 2002	253,434	8.63	to	10.28	2,198,379	0.97	1.15	to	1.85	(7.70)	to	2.84
	December 31, 2001 (a)	45,114	9.36	to	9.38	422,349		1.15	to	1.85	(6.45)	to	(6.21)
MII
	December 31, 2005	5,984,457	13.81	to	21.64	105,062,829	1.11	1.00	to	1.85	13.09	to	14.07
	December 31, 2004	5,206,659	12.20	to	19.04	82,150,477	0.73	1.00	to	1.85	25.65	to	26.74 (y)
	December 31, 2003	4,579,850	9.71	to	15.08	58,724,401	1.02	1.15	to	1.85	31.16	to	32.29 (y)
	December 31, 2002	4,845,066	7.40	to	11.44	48,423,016	0.81	1.15	to	1.85	(7.68)	to	(7.01)
	December 31, 2001	5,653,736	8.01	to	12.34	61,526,355	1.98	1.15	to	1.85	(14.32)	to	(6.98)
MS1
	December 31, 2005 (z)						0.31	0.33	to	0.62	(7.87)	to	(7.63)
	December 31, 2004	319,540	8.92	to	13.84	2,927,004	-	1.00	to	1.85	4.47	to	5.38
	December 31, 2003	328,461	8.54	to	13.16	2,863,166	-	1.00	to	1.85	22.60	to	23.66 (y)
	December 31, 2002	320,127	6.97	to	10.65	2,241,427	-	1.00	to	1.85	(27.52)	to	6.55
	December 31, 2001 (a)	78,580	9.61	to	9.64	756,187	-	1.15	to	1.85	(3.86)	to	(3.62)
MSS
	December 31, 2005 (z)						0.55	0.38	to	0.62	(7.78)	to	(7.57)
	December 31, 2004	10,357,284	4.90	to	21.94	129,404,429	0.04	1.15	to	1.85	4.71	to	5.48
	December 31, 2003	12,280,302	4.68	to	20.85	148,949,104	-	1.15	to	1.85	22.97	to	23.86
	December 31, 2002	14,253,338	3.80	to	16.88	143,971,087	-	1.15	to	1.85	(77.23)	to	(26.83)
	December 31, 2001	18,605,449	5.24	to	27.47	262,609,717	-	1.15	to	1.85	(36.72)	to	(36.26)
M1B
	December 31, 2005	7,285,892	9.11	to	13.85	78,659,290	0.28	1.00	to	2.55	1.51	to	3.12
	December 31, 2004	7,277,585	8.91	to	13.46	75,706,711	-	1.00	to	2.55	6.56	to	8.26 (y)
	December 31, 2003	6,650,621	8.30	to	12.45	61,950,966	-	1.00	to	2.55	10.66	to	21.62 (y)
	December 31, 2002	4,230,272	6.88	to	10.26	29,392,471	0.12	1.00	to	2.10	(29.45)	to	2.61
	December 31, 2001	1,419,642	9.76	to	9.78	13,864,858	-	1.10	to	1.85	(2.45)	to	(2.21)
MIS
	December 31, 2005	43,809,878	6.05	to	10.75	365,666,252	0.52	1.00	to	1.85	2.45	to	3.33
	December 31, 2004	52,900,145	5.90	to	10.42	431,900,622	0.07	1.00	to	1.85	7.58	to	8.51
	December 31, 2003	61,247,213	5.48	to	9.62	464,658,182	-	1.00	to	1.85	21.11	to	22.15
	December 31, 2002	65,830,913	4.52	to	7.88	411,220,281	0.15	1.00	to	1.85	(29.39)	to	(28.78)
	December 31, 2001	82,854,696	6.40	to	11.08	733,044,616	0.11	1.00	to	1.85	(26.29)	to	(25.65)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

(z) Fund closed during the year

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MFL
	December 31, 2005	14,452,676	$ 10.35	to	14.83	$185,054,959	0.84%	1.00	to	2.55%	4.69	to	6.35%
	December 31, 2004	7,171,814	9.81	to	13.97	75,087,391	0.83	1.00	to	2.25	9.16	to	14.32 (y)
	December 31, 2003	7,446,726	8.95	to	12.66	69,845,786	0.92	1.00	to	2.30	19.64	to	21.23 (y)
	December 31, 2002	6,235,850	7.45	to	10.46	46,842,065	0.95	1.00	to	2.10	(22.85)	to	4.61
	December 31, 2001 (a)	1,960,395	9.65	to	9.68	18,941,390		1.15	to	1.85	(3.49)	to	(3.26)
MIT
	December 31, 2005	59,467,044	8.59	to	30.36	858,600,168	0.97	1.00	to	1.85	5.72	to	6.63
	December 31, 2004	71,195,865	8.12	to	28.58	993,646,065	1.03	1.00	to	1.85	9.91	to	10.86
	December 31, 2003	82,105,319	7.39	to	25.88	1,068,836,521	1.14	1.00	to	1.85	20.56	to	21.61
	December 31, 2002	93,484,847	6.12	to	21.36	1,027,852,421	1.03	1.00	to	1.85	(22.69)	to	(22.01)
	December 31, 2001	114,934,813	7.92	to	27.50	1,672,347,859	0.81	1.00	to	1.85	(17.30)	to	(16.58)
MC1
	December 31, 2005	3,978,465	7.61	to	16.61	40,389,836	-	1.00	to	2.55	0.16	to	1.75
	December 31, 2004	4,467,480	7.55	to	16.36	44,072,943	-	1.00	to	2.55	11.36	to	13.14
	December 31, 2003	4,289,811	6.73	to	14.49	36,228,952	-	1.00	to	2.55	21.51	to	35.96 (y)
	December 31, 2002	2,772,461	4.99	to	10.67	14,018,481	-	1.00	to	2.25	(48.15)	to	6.72
	December 31, 2001 (a)	723,935	9.63	to	9.65	6,977,776	-	1.15	to	1.85	(3.73)	to	(3.50)
MCS
	December 31, 2005	12,048,420	5.37	to	5.78	68,651,430	-	1.15	to	1.85	1.20	to	1.93
	December 31, 2004	14,935,080	5.31	to	5.67	83,825,087	-	1.15	to	1.85	12.50	to	13.32
	December 31, 2003	15,334,959	4.71	to	5.00	76,141,789	-	1.15	to	1.85	35.33	to	36.31
	December 31, 2002	10,939,748	3.48	to	3.67	39,906,465	-	1.15	to	1.85	(48.14)	to	(47.76)
	December 31, 2001	10,773,649	6.70	to	7.02	75,425,977	0.07	1.15	to	1.85	(24.62)	to	(24.06)
MCV
	December 31, 2005	1,682,084	12.68	to	17.29	25,549,351	-	1.15	to	2.55	4.67	to	6.17
	December 31, 2004	1,649,863	12.05	to	16.30	23,975,740	-	1.15	to	2.55	18.64	to	20.35 (y)
	December 31, 2003	1,271,769	10.10	to	13.55	15,678,656	0.03	1.15	to	2.55	22.81	to	30.39 (y)
	December 31, 2002 (c)	86,168	7.83	to	10.40	703,547	-	1.15	to	2.05	(21.69)	to	3.97
MM1
	December 31, 2005	11,958,338	9.59	to	10.10	117,199,576	2.49	1.00	to	2.55	(0.14)	to	1.44
	December 31, 2004	8,633,307	9.58	to	9.99	84,038,433	0.64	1.00	to	2.55	(2.00)	to	(0.11) (y)
	December 31, 2003	4,896,722	9.75	to	9.98	48,317,367	0.38	1.00	to	2.55	(1.93)	to	(0.63) (y)
	December 31, 2002	5,279,063	9.92	to	10.04	52,748,947	1.00	1.00	to	2.10	(0.85)	to	0.01
	December 31, 2001 (a)	2,033,294	10.01	to	10.03	20,484,394	0.52	1.15	to	1.85	0.09	to	0.34
MMS
	December 31, 2005	15,938,732	10.17	to	13.48	191,927,367	2.67	1.00	to	1.85	0.82	to	1.70
	December 31, 2004	19,134,186	10.06	to	13.31	228,260,816	0.80	1.00	to	1.85	(1.04)	to	(0.19)
	December 31, 2003	27,710,277	10.14	to	13.38	333,687,915	0.64	1.00	to	1.85	(1.23)	to	(0.38)
	December 31, 2002	47,957,226	10.25	to	13.48	581,571,010	1.26	1.00	to	1.85	(55.73)	to	0.26
	December 31, 2001	53,824,814	10.28	to	15.07	654,496,482	3.49	1.00	to	1.85	1.85	to	2.74
M1A
	December 31, 2005	6,422,025	9.54	to	15.10	82,239,579	-	1.00	to	2.55	2.29	to	3.91
	December 31, 2004	4,707,914	9.28	to	14.56	54,151,676	-	1.00	to	2.55	4.47	to	26.21 (y)
	December 31, 2003	3,069,941	8.84	to	13.75	28,856,139	-	1.00	to	2.30	22.94	to	33.66 (y)
	December 31, 2002	2,530,871	6.69	to	10.30	17,111,473	-	1.00	to	2.05	(34.89)	to	2.98
	December 31, 2001 (a)	744,162	10.29	to	10.31	7,664,202	-	1.15	to	1.85	2.86	to	3.12
NWD
	December 31, 2005	12,797,342	7.66	to	15.12	137,501,927	-	1.00	to	1.85	3.27	to	4.16
	December 31, 2004	15,598,558	7.40	to	14.53	164,314,000	-	1.00	to	1.85	5.49	to	6.41
	December 31, 2003	17,567,342	6.99	to	13.68	176,434,664	-	1.00	to	1.85	32.79	to	33.94
	December 31, 2002	18,934,627	5.25	to	10.23	142,395,159	-	1.00	to	1.85	(34.69)	to	(34.13)
	December 31, 2001	20,720,859	8.01	to	15.54	238,495,660	-	1.00	to	1.85	(8.76)	to	(6.20)
RE1
	December 31, 2005	2,260,668	10.38	to	15.65	27,431,958	0.37	1.10	to	2.25	5.29	to	6.53
	December 31, 2004	2,212,955	9.82	to	14.71	24,899,828	0.76	1.10	to	2.10	13.05	to	17.40
	December 31, 2003	1,658,552	8.66	to	12.88	15,941,604	0.54	1.10	to	2.15	15.22	to	23.64 (y)
	December 31, 2002	998,378	7.06	to	10.43	7,124,245	0.39	1.10	to	2.05	(26.73)	to	4.31
	December 31, 2001 (a)	322,046	9.63	to	9.66	3,105,571	-	1.10	to	1.85	(3.70)	to	(3.46)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

(y) As revised, to reflect an incorrect assumption in the calculation of total return relating to the start date for new levels added the sub-account during the period. See footnote ****

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	Lowest to highest			Net Assets	Ratio*	Lowest to highest**			Lowest to highest***

RES
	December 31, 2005	23,187,138	$7.18	to	23.63	$352,950,696	0.58%	1.15	to	1.85%	6.02	to	6.78%
	December 31, 2004	28,414,936	6.77	to	22.18	416,020,180	0.93	1.15	to	1.85	13.68	to	14.51
	December 31, 2003	34,114,618	5.95	to	19.42	449,074,479	0.86	1.15	to	1.85	23.00	to	23.89 (y)
	December 31, 2002	40,346,263	4.83	to	15.71	442,075,147	0.42	1.00	to	1.85	(26.53)	to	(25.99)
	December 31, 2001	52,722,243	6.58	to	21.28	797,021,574	0.03	1.15	to	1.85	(22.86)	to	(22.29)
RG1
	December 31, 2005	870,283	11.12	to	15.60	9,951,870	0.44	1.10	to	2.05	4.21	to	5.22
	December 31, 2004	905,199	10.67	to	14.84	9,872,571	0.47	1.10	to	2.05	11.94	to	13.03
	December 31, 2003	919,450	9.53	to	13.15	8,883,437	0.59	1.10	to	2.05	24.88	to	26.09 (y)
	December 31, 2002	836,210	7.62	to	10.44	6,404,569	0.67	1.10	to	1.85	(23.54)	to	4.37
	December 31, 2001 (a)	317,814	9.91	to	9.93	3,151,992		1.10	to	1.85	(0.94)	to	(0.70)
RGS
	December 31, 2005	6,688,530	9.75	to	14.61	78,190,704	0.69	1.00	to	1.85	4.59	to	5.49
	December 31, 2004	7,171,116	9.24	to	13.87	80,437,148	0.67	1.00	to	1.85	12.50	to	13.48 (y)
	December 31, 2003	7,761,504	8.21	to	12.26	77,446,938	0.77	1.15	to	1.85	25.50	to	26.59 (y)
	December 31, 2002	7,794,225	6.53	to	9.72	61,785,510	0.71	1.15	to	1.85	(22.86)	to	(22.30)
	December 31, 2001	8,941,881	8.46	to	12.54	92,120,442	0.43	1.15	to	1.85	(12.56)	to	(11.92)
RI1
	December 31, 2005	5,123,155	13.45	to	18.32	87,231,876	0.59	1.15	to	2.55	13.24	to	14.86
	December 31, 2004	4,045,282	11.81	to	15.96	59,726,643	0.38	1.15	to	2.55	17.87	to	19.57 (y)
	December 31, 2003	2,221,110	10.68	to	13.35	27,027,191	0.26	1.15	to	2.55	25.72	to	31.87 (y)
	December 31, 2002	688,316	8.15	to	10.13	5,755,219	0.28	1.15	to	2.10	(13.67)	to	1.31
	December 31, 2001 (a)	269,147	9.40	to	9.42	2,533,532	-	1.15	to	1.85	(5.99)	to	(5.76)
RIS
	December 31, 2005	6,756,158	11.33	to	19.96	91,829,693	0.79	1.15	to	1.85	14.41	to	15.24
	December 31, 2004	7,228,881	9.88	to	17.32	85,264,194	0.48	1.15	to	1.85	18.95	to	19.82
	December 31, 2003	7,413,002	8.28	to	14.45	73,292,770	0.61	1.15	to	1.85	31.38	to	32.34
	December 31, 2002	8,305,636	6.28	to	10.92	61,819,925	0.26	1.15	to	1.85	(13.12)	to	(12.49)
	December 31, 2001	9,379,991	7.21	to	12.48	79,918,982	0.83	1.15	to	1.85	(19.29)	to	(18.70)
SG1
	December 31, 2005	3,249,303	8.64	to	14.72	39,158,679	0.12	1.15	to	2.55	(1.40)	to	0.01
	December 31, 2004	3,351,218	8.70	to	14.73	40,429,490	-	1.00	to	2.55	3.86	to	5.51
	December 31, 2003	2,600,189	8.31	to	13.98	29,290,904	-	1.00	to	2.55	13.46	to	25.78 (y)
	December 31, 2002	729,461	6.67	to	11.13	4,997,289	-	1.00	to	2.05	(31.44)	to	11.31
	December 31, 2001 (a)	204,017	9.72	to	9.75	1,985,914	-	1.15	to	1.85	(2.76)	to	(2.52)
SGS
	December 31, 2005	5,803,755	5.54	to	7.35	36,169,909	0.34	1.00	to	1.85	(0.47)	to	0.39
	December 31, 2004	7,207,008	5.56	to	7.35	45,009,582	-	1.00	to	1.85	4.84	to	5.75
	December 31, 2003	7,977,749	5.31	to	6.98	47,472,900	-	1.00	to	1.85	25.18	to	26.25
	December 31, 2002	8,056,046	4.24	to	5.55	38,193,061	-	1.00	to	1.85	(31.40)	to	(30.80)
	December 31, 2001	10,790,691	6.17	to	9.73	73,896,639	-	1.00	to	1.85	(26.04)	to	(25.39)
SI1
	December 31, 2005	1,805,113	11.97	to	12.73	22,487,758	6.66	1.15	to	2.30	(0.72)	to	0.44
	December 31, 2004	1,930,592	12.05	to	12.68	24,035,088	5.67	1.15	to	2.25	5.34	to	6.59 (y)
	December 31, 2003	1,775,616	11.45	to	11.89	20,856,822	4.05	1.15	to	2.25	9.89	to	11.18 (y)
	December 31, 2002	1,211,192	10.42	to	10.70	12,904,706	3.83	1.00	to	2.30	4.23	to	6.23
	December 31, 2001 (a)	256,166	10.06	to	10.09	2,581,663	-	1.15	to	1.85	0.64	to	0.89
SIS
	December 31, 2005	4,397,877	12.65	to	13.55	58,018,808	7.12	1.15	to	1.85	0.01	to	0.73
	December 31, 2004	4,922,159	12.64	to	13.45	64,706,617	4.80	1.15	to	1.85	6.04	to	6.81
	December 31, 2003	5,366,035	11.91	to	12.59	66,281,500	4.48	1.15	to	1.85	10.80	to	11.60
	December 31, 2002	5,060,468	10.75	to	11.28	56,213,140	4.38	1.00	to	1.85	5.50	to	6.26
	December 31, 2001	4,516,487	10.18	to	10.62	47,304,649	3.32	1.00	to	1.85	1.43	to	17.49
SVS
	December 31, 2005	796,494	10.87	to	15.59	10,531,335	0.75	1.15	to	2.30	(3.00)	to	(1.86)
	December 31, 2004	847,507	11.18	to	15.90	11,455,484	0.23	1.15	to	2.25	15.05	to	16.41 (y)
	December 31, 2003	696,940	9.69	to	13.66	8,170,754	0.09	1.15	to	2.30	24.10	to	25.56 (y)
	December 31, 2002 (c)	131,129	7.80	to	10.88	1,072,102	-	1.15	to	2.10	(21.99)	to	8.82

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	Lowest to highest			Net Assets	Ratio*	Lowest to highest**			Lowest to highest***

TE1
	December 31, 2005	419,282	$ 7.60	to	16.56	$3,377,159	-%	1.15	to	1.85%	4.07	to	4.81%
	December 31, 2004	482,254	7.30	to	15.81	3,633,413	-	1.15	to	1.85	(0.13)	to	0.79	(y)
	December 31, 2003	547,602	7.30	to	15.69	4,095,386	-	1.15	to	2.05	42.38	to	43.69	(y)
	December 31, 2002	292,860	5.11	to	10.93	1,507,781	-	1.15	to	1.85	(47.37)	to	9.27
	December 31, 2001 (a)	97,036	9.72	to	9.74	943,990	-	1.15	to	1.85	(2.84)	to	(2.60)
TEC
	December 31, 2005	5,244,561	3.40	to	3.82	18,988,564	-	1.15	to	1.85	4.23	to	4.99
	December 31, 2004	6,675,608	3.26	to	3.63	23,074,612	-	1.15	to	1.85	0.54	to	1.27
	December 31, 2003	8,298,127	3.24	to	3.59	28,352,273	-	1.00	to	2.50	42.71	to	43.74	(y)
	December 31, 2002	5,811,547	2.27	to	2.51	14,026,934	-	1.00	to	1.85	(46.99)	to	(46.53)
	December 31, 2001	7,440,220	4.27	to	4.69	33,859,676	0.02	1.00	to	1.85	(40.00)	to	(39.48)
MFJ
	December 31, 2005	49,480,358	10.98	to	13.57	629,492,828	2.32	1.00	to	2.55	0.20	to	1.79
	December 31, 2004	35,062,662	10.90	to	13.35	433,233,722	2.17	1.00	to	2.55	8.30	to	10.03	(y)
	December 31, 2003	21,048,945	10.29	to	12.16	231,480,462	2.74	1.00	to	2.50	9.69	to	15.66	(y)
	December 31, 2002	13,048,289	9.00	to	10.54	120,728,633	2.87	1.00	to	2.30	(9.97)	to	5.36
	December 31, 2001 (a)	3,047,596	9.95	to	9.97	30,354,276	-	1.15	to	1.85	(0.53)	to	(0.29)
TRS
	December 31, 2005	61,210,836	12.11	to	30.74	1,229,097,435	2.66	1.15	to	1.85	1.12	to	1.85
	December 31, 2004	70,122,337	11.96	to	30.25	1,417,695,061	2.52	1.00	to	1.85	9.40	to	10.35
	December 31, 2003	77,917,832	10.92	to	27.52	1,465,467,127	3.35	1.00	to	1.85	14.98	to	15.98
	December 31, 2002	86,032,615	9.49	to	23.82	1,430,271,084	3.22	1.00	to	1.85	(68.81)	to	(6.66)
	December 31, 2001	92,999,406	10.24	to	30.76	1,718,764,462	3.41	1.00	to	1.85	(1.36)	to	(0.64)
MFE
	December 31, 2005	2,310,367	12.98	to	22.13	37,623,081	0.76	1.00	to	2.30	14.35	to	15.81
	December 31, 2004	1,823,681	11.30	to	19.15	24,246,657	1.74	1.00	to	2.25	21.17	to	28.71	(y)
	December 31, 2003	1,653,827	8.86	to	14.91	15,912,021	2.77	1.00	to	2.30	32.90	to	34.67	(y)
	December 31, 2002	1,391,497	6.63	to	11.08	9,331,003	3.74	1.00	to	2.05	(25.56)	to	10.85
	December 31, 2001 (a)	605,177	8.91	to	8.93	5,400,088	-	1.15	to	1.85	(10.89)	to	(10.67)
UTS
	December 31, 2005	16,956,503	10.74	to	33.73	299,205,027	0.99	1.15	to	1.85	15.13	to	15.96
	December 31, 2004	18,353,815	9.30	to	29.16	285,330,031	1.95	1.15	to	1.85	27.96	to	28.89
	December 31, 2003	20,380,385	7.25	to	22.68	249,989,394	3.17	1.15	to	1.85	33.74	to	34.71
	December 31, 2002	22,902,575	5.40	to	16.88	210,814,418	3.79	1.00	to	1.85	(25.26)	to	(24.72)
	December 31, 2001	32,768,627	7.21	to	22.48	406,075,169	3.81	1.00	to	1.85	(25.72)	to	(25.18)
MV1
	December 31, 2005	9,478,274	11.80	to	15.49	124,900,820	1.19	1.00	to	2.55	3.64	to	5.28
	December 31, 2004	9,411,407	11.33	to	14.74	117,692,787	1.14	1.00	to	2.55	12.24	to	14.03	(y)
	December 31, 2003	7,717,616	10.04	to	12.96	83,091,042	1.35	1.00	to	2.55	18.88	to	23.84	(y)
	December 31, 2002	5,567,204	8.21	to	10.48	46,412,389	0.75	1.00	to	2.10	(17.93)	to	4.84
	December 31, 2001 (a)	1,683,747	9.78	to	9.80	16,478,083	-	1.10	to	1.85	(2.24)	to	(1.98)
MVS
	December 31, 2005	20,463,991	11.98	to	16.88	311,868,666	1.40	1.15	to	1.85	4.63	to	5.39
	December 31, 2004	22,855,509	11.43	to	16.02	332,260,043	1.30	1.00	to	1.85	13.38	to	14.36	(y)
	December 31, 2003	23,811,669	10.07	to	14.03	304,199,758	1.63	1.15	to	1.85	23.00	to	24.06	(y)
	December 31, 2002	25,236,732	8.18	to	11.32	261,243,141	0.83	1.00	to	1.85	(15.18)	to	(14.44)
	December 31, 2001	23,493,630	9.64	to	13.25	283,811,117	0.50	1.00	to	1.85	(9.21)	to	8.42
NMT
	December 31, 2005 (e)	462	11.28	to	11.28	5,204	-	1.65	to	1.65	12.79
NNG
	December 31, 2005 (e)	4,598	10.95	to	10.95	50,336	-	1.75	to	1.75	9.47
NMI
	December 31, 2005 (e)	1,299	11.94	to	11.95	15,506	0.08	1.55	to	1.65	19.43	to	19.52
OCA
	December 31, 2005	2,328,976	11.42	to	15.21	33,917,242	0.71	1.30	to	2.55	2.20	to	3.50
	December 31, 2004	2,178,624	12.30	to	14.70	30,806,058	0.22	1.25	to	2.55	3.89	to	5.17	(y)
	December 31, 2003	1,528,490	11.83	to	13.98	20,450,955	0.02	1.35	to	2.55	18.35	to	28.93	(y)
	December 31, 2002 (b)	16,503	10.81	to	10.84	178,514	-	1.35	to	2.05	8.09	to	8.40

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
OGG
	December 31, 2005	991,457	$ 13.57	to	13.89	$13,587,975	0.67%	1.30	to	2.30%	11.44	to	12.58%
	December 31, 2004 (d)	514,788	12.18	to	12.30	6,301,890	0.10	1.25	to	2.30	16.14	to	17.27	(y)
OMG
	December 31, 2005	17,938,766	11.50	to	14.22	246,848,978	0.91	1.30	to	2.55	3.05	to	4.37
	December 31, 2004	8,686,835	11.11	to	13.63	114,799,188	0.25	1.25	to	2.55	6.36	to	11.40	(y)
	December 31, 2003	509,155	11.80	to	12.66	6,365,427	0.19	1.35	to	2.30	16.55	to	24.73	(y)
	December 31, 2002 (b)	17,855	9.56	to	10.15	180,752	-	1.35	to	2.25	(4.42)	to	1.51
OMS
	December 31, 2005	595,796	13.38	to	18.34	10,694,455	-	1.35	to	2.30	7.20	to	8.24
	December 31, 2004	489,698	15.24	to	16.95	8,170,089	-	1.25	to	2.30	16.43	to	17.57	(y)
	December 31, 2003	236,889	13.79	to	14.42	3,383,961	-	1.35	to	2.30	30.85	to	42.30	(y)
	December 31, 2002 (b)	15,242	10.10	to	10.13	154,060	-	1.35	to	2.10	0.99	to	1.30
PMB
	December 31, 2005	290,180	11.87	to	18.26	5,141,808	5.13	1.35	to	2.25	8.30	to	9.29
	December 31, 2004 (d)	96,856	15.84	to	16.71	1,583,863	4.20	1.25	to	2.25	9.59	to	10.61	(y)
PLD
	December 31, 2005	23,604,352	9.77	to	10.02	234,513,041	2.90	1.30	to	2.55	(1.56)	to	(0.30)
	December 31, 2004 (d)	11,851,375	9.93	to	10.06	118,663,580	1.46	1.25	to	2.55	(0.75)	to	0.47	(y)
PRR
	December 31, 2005	2,712,386	10.30	to	12.26	32,648,274	2.84	1.30	to	2.30	(0.24)	to	0.77
	December 31, 2004	1,942,972	10.27	to	12.17	23,367,250	1.04	1.25	to	2.30	2.70	to	7.44	(y)
	December 31, 2003	997,936	11.11	to	11.33	11,220,537	1.66	1.35	to	2.30	6.35	to	7.38	(y)
	December 31, 2002 (b)	48,547	10.52	to	10.55	511,033	3.18	1.35	to	2.10	5.17	to	5.50
PTR
	December 31, 2005	5,192,072	10.16	to	11.27	57,410,982	3.44	1.30	to	2.55	(0.15)	to	1.12
	December 31, 2004	4,491,441	10.14	to	11.15	49,373,803	1.90	1.25	to	2.55	1.45	to	3.47
	December 31, 2003	3,385,657	9.95	to	10.77	36,064,300	2.54	1.35	to	2.55	(0.47)	to	3.63	(y)
	December 31, 2002 (b)	144,063	10.36	to	10.41	1,494,943	3.71	1.35	to	2.25	3.58	to	4.11
PRA
	December 31, 2005 (f)	18,761	10.21	to	10.22	191,646	4.67	1.35	to	2.05	2.12	to	2.24
PCR
	December 31, 2005 (f)	49,012	10.29	to	10.30	504,509	2.08	1.35	to	2.30	2.86	to	3.02
SSA
	December 31, 2005	146,395	10.71	to	11.54	1,582,621	0.00	1.30	to	2.30	(3.25)	to	(2.26)
	December 31, 2004 (d)	99,939	11.07	to	11.17	1,110,866	0.09	1.25	to	2.30	10.73	to	11.71	(y)
IGB
	December 31, 2005	340,324	10.22	to	10.41	3,511,097	4.45	1.30	to	2.30	(0.60)	to	0.41
	December 31, 2004 (d)	67,201	10.23	to	10.37	694,126	4.32	1.25	to	2.30	2.28	to	3.71
SRE
	December 31, 2005	3,596,058	13.13	to	13.44	47,926,006	1.38	1.30	to	2.55	6.58	to	7.95
	December 31, 2004 (d)	1,693,151	12.32	to	12.46	20,994,795	-	1.25	to	2.55	23.19	to	24.58
SC3
	December 31, 2005	967,700	16.85	to	20.05	18,256,525	1.61	1.35	to	2.55	6.88	to	8.19
	December 31, 2004	1,046,871	15.77	to	18.59	18,344,566	1.68	1.25	to	2.55	29.91	to	31.52
	December 31, 2003	960,307	12.14	to	14.19	12,836,641	-	1.35	to	2.55	21.37	to	34.11	(y)
	December 31, 2002 (b)	27,198	10.06	to	10.09	273,956	34.66	1.35	to	2.10	0.60	to	0.91
CMM
	December 31, 2005 (e)	48,728	10.05	to	10.09	490,142	2.24	1.35	to	1.85	0.46	to	0.86

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

**** Amounts below reflect total return as previously reported.
	Total Return			Total Return
	lowest to highest			lowest to highest
	as previously reported			as previously reported
	for the period ended			for the period ended
	December 31, 2004			December 31, 2003

FMS	10.03	to	36.01%	22.52	to	24.84%
FTG	14.49	to	58.06
FTI	15.50	to	49.57	23.88	to	30.42
FVS	18.84	to	61.77	29.35	to	35.96
LAV	16.27	to	18.62
LA1	9.77	to	41.70	19.13	to	38.08
LA9	10.62	to	21.12
LA2	18.32	to	59.07	21.95	to	30.97
MF7	3.20	to	5.01	1.15	to	17.93
BDS				2.20	to	31.19
MFD	8.23	to	43.43	19.28	to	33.68
CAS				(48.81)	to	27.42
CO1	9.98	to	16.04	24.90	to	34.15
MFF	(8.26)	to	48.99	22.48	to	35.52
EM1	24.53	to	25.42	24.20	to	52.82
EME				18.65	to	51.08
GG1	7.76	to	49.25	13.17	to	37.44
GGS	(8.36)	to	8.96	2.95	to	36.10
GG2				5.11	to	37.38
GGR	(13.15)	to	14.29	32.94	to	33.90
GT2	14.47	to	36.33	17.92	to	26.37
GTR				11.31	to	21.58
MFK	0.86	to	13.54	(1.64)	to	10.49
MFC	6.49	to	30.23	8.91	to	26.50
IG1	16.14	to	17.21	16.03	to	39.06
MI1				18.45	to	34.95
MII	25.65	to	27.60	31.16	to	32.11
MS1				(6.68)	to	31.60
M1B	6.56	to	20.35	(12.58)	to	24.09
MFL	9.22	to	38.35	(7.58)	to	26.11
MC1				(23.84)	to	44.89
MCV	18.64	to	58.65	1.04	to	35.01
MM1	(4.20)	to	(0.11)	(2.50)	to	(0.63)
M1A	4.74	to	44.18	(11.64)	to	37.45
RE1				(10.21)	to	28.38
RES				(39.13)	to	23.89
RG1				(4.67)	to	30.72
RGS	(0.74)	to	13.32	25.50	to	26.41
RI1	17.87	to	56.10	12.63	to	33.25
SG1				(10.25)	to	39.84
SI1	5.40	to	23.75	10.17	to	17.28
SVS	13.64	to	57.06	(3.07)	to	36.64
TE1	0.07	to	0.79	(25.82)	to	56.48
TEC				42.71	to	43.74
MFJ	8.36	to	32.09	2.87	to	20.93
MFE	21.17	to	89.62	5.51	to	49.07
MV1	12.24	to	46.02	0.40	to	29.11

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
	Total Return			Total Return
	lowest to highest			lowest to highest
	as previously reported			as previously reported
	for the period ended			for the period ended
	December 31, 2004			December 31, 2003

MVS	13.38	to	35.09%	23.00	to	23.89%
OCA	3.89	to	43.60	18.35	to	39.26
OGG	21.77	to	23.04
OMG	6.63	to	34.84	18.02	to	25.99
OMS	16.49	to	67.01	37.92	to	43.64
PMB	58.43	to	67.11
PLD	(0.74)	to	0.56
PRR	2.70	to	20.98	6.57	to	12.97
PTR				(0.47)	to	7.59
SSA	10.73	to	12.78
SC3				21.37	to	41.88

Report of Independent Registered Public Accounting Firm

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of Fidelity VIP Freedom 2010 Sub-Account, Fidelity VIP Freedom 2015 Sub-Account, Fidelity VIP Freedom 2020 Sub-Account, Franklin Templeton VIP Mutual Shares Securities Sub-Account, Franklin Templeton VIP Developing Markets Securities Sub-Account, Franklin Templeton VIP Growth Securities Fund Class 2 Sub-Account, Franklin Templeton VIP International Securities Sub-Account, Franklin Templeton VIP Value Securities Sub-Account, Liberty Variable Investment Colonial Small Cap Sub-Account, Liberty Variable Investment Wanger Select Sub-Account, Liberty Variable Investment Wanger U.S. Small Cap Sub-Account, Lord Abbett All Value Portfolio Sub-Account, Lord Abbett Growth & Income Portfolio Sub-Account, Lord Abbett Growth Opportunities Portfolio Sub-Account, Lord Abbett Mid Cap Value Sub-Account, MFS/Sun Life Bond S Class Sub-Account, MFS/Sun Life Bond Series Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Capital Opportunities S Class Sub-Account, MFS/Sun Life Capital Opportunities Series Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Emerging Markets Equity S Class Sub-Account, MFS/Sun Life Emerging Markets Equity Series Sub-Account, MFS/Sun Life Global Government S Class Sub-Account, MFS/Sun Life Global Government Series Sub-Account, MFS/Sun Life Global Growth S Class Sub-Account, MFS/Sun Life Global Growth Series Sub-Account, MFS/Sun Life Global Total Return S Class Sub-Account, MFS/Sun Life Global Total Return Series Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Government Securities Series Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life International Growth S Class Sub-Account, MFS/Sun Life International Growth Series Sub-Account, MFS/Sun Life International Investors Trust S Class Sub-Account, MFS/Sun Life International Investors Trust Series Sub-Account, MFS/Sun Life Managed Sectors S Class Sub-Account, MFS/Sun Life Managed Sectors Series Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Series Sub-Account, MFS/Sun Life Investors Trust S Class Sub-Account, MFS/Sun Life Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Mid Cap Growth S Class Sub-Account, MFS/Sun Life Mid Cap Growth Series Sub-Account, MFS/Sun Life Mid Cap Value S Class Sub-Account, MFS/Sun Life Money Market S Class Sub-Account, MFS/Sun Life Money Market Series Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Research S Class Sub-Account, MFS/Sun Life Research Series Sub-Account, MFS/Sun Life Research Growth and Income S Class Sub-Account, MFS/Sun Life Research Growth and Income Series Sub-Account, MFS/Sun Life Research International S Class Sub-Account, MFS/Sun Life Research International Series Sub-Account, MFS/Sun Life Strategic Growth S Class Sub-Account, MFS/Sun Life Strategic Growth Series Sub-Account, MFS/Sun Life Strategic Income S Class Sub-Account, MFS/Sun Life Strategic Income Series Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account, MFS/Sun Life Technology S Class Sub-Account, MFS/Sun Life Technology Series Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Utilities Series Sub-Account, MFS/Sun Life Value S Class Sub-Account, MFS/Sun Life Value Series Sub-Account, Nations Marsico 21st Century Sub-Account, Nations Marsico Growth Sub-Account, Nations Marsico International Opportunities Sub-Account, Oppenheimer Capital Appreciation Sub-Account, Oppenheimer Global Securities Fund Sub-Account, Oppenheimer Main St. Growth and Income Sub-Account, Oppenheimer Main St. Small Cap Growth Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Sub-Account, PIMCO VIT Low Duration Portfolio Sub-Account, PIMCO VIT Real Return Bond Portfolio Sub-Account, PIMCO VIT Total Return Bond Portfolio Sub-Account, PIMCO VIT All Asset Portfolio Sub-Account, PIMCO VIT Commodity Real Return Strategy Portfolio Sub-Account, Sun Capital All Cap S Class Sub-Account, Sun Capital Investment Grade Bond S Class Sub-Account, Sun Capital Real Estate Fund S Class Sub-Account, Sun Capital Real Estate Sub-Account and Sun Capital Money Market S Class Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the "Sub-Accounts"), as of December 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Sub-Accounts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP

Boston, Massachusetts

April 7, 2006

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2005

Assets:
Investment in	Shares	Cost	Value
AIM Variable Insurance Fund, Inc.
V.I. Growth Fund Series 2 (AG2)	55,287	$738,172	$943,757
V.I. Core Equity Fund Series 2 (AG3)	17,227	323,738	401,916
V.I. Capital Appreciation Fund (AI1)	1,109,836	23,219,984	27,390,751
V.I. Growth Fund (AI2)	1,685,830	23,781,391	29,080,574
V.I. Growth and Income Fund (AI3)	1,286,428	28,435,616	30,166,741
V.I. International Equity Fund (AI4)	1,477,721	22,363,717	34,238,786
V.I. Value Fund (AI5)	225,297	4,168,223	5,028,619
V.I. Capital Appreciation Fund Series 2 (AI7)	40,458	789,026	988,379
V.I. International Growth Fund Series 2 (AI8)	39,260	559,762	902,989
V.I. Premier Equity Fund Series 2 (AI9)	9,134	179,046	202,584
Arnhold and S. Bleichroader Advisers, Inc.
First Eagle SoGen Overseas Variable Fund (SGI)	5,465,954	120,587,372	166,547,610
The Alger American Fund
Growth Portfolio (AL1)	881,572	34,611,389	34,601,694
Income and Growth Portfolio (AL2)	2,065,081	22,383,381	21,229,029
Small Capitalization Portfolio (AL3)	303,309	5,211,519	7,182,363
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund (AN1)	467,800	9,702,649	12,415,411
Technology Fund (AN2)	134,566	1,816,474	2,103,260
Growth and Income Fund (AN3)	1,561,647	29,845,268	38,494,592
Worldwide Privatization Fund (AN4)	476,515	8,663,463	11,512,596
Quasar Fund (AN5)	257,964	2,832,039	3,118,785
Credit Suisse Institutional Fund, Inc.
Emerging Markets Portfolio (CS1)	94,290	1,018,022	1,585,964
International Equity Portfolio (CS2)	46,091	450,974	539,269
Global Post-Venture Capital Portfolio (CS3)	34,834	405,408	451,103
Small Company Growth Portfolio (CS4)	115,780	1,539,202	1,723,965
Fidelity Variable Insurance Products Funds
VIP Contrafund (FL1)	1,491,672	33,954,229	45,779,424
VIP Overseas Fund (FL2)	458,510	6,190,725	9,371,943
VIP Growth Fund (FL3)	1,963,980	55,062,494	65,380,910
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2 (FTG)	488,193	5,793,596	6,741,945
Foreign Securities Fund Class 2 (FTI)	405,985	5,343,734	6,341,480
Goldman Sachs Variable Insurance Trust
VIT CORE Small Cap Equity Fund (GS2)	486,562	6,204,513	6,777,809
VIT CORE US Equity Fund (GS3)	1,131,451	12,596,961	14,855,949
VIT Growth and Income Fund (GS4)	557,673	5,718,562	6,675,350
VIT International Equity Fund (GS5)	697,126	6,698,830	8,400,364
VIT Capital Growth Fund (GS7)	283,518	2,620,751	3,027,975
INVESCO Variable Investment Funds, Inc.
Dynamics Fund (IV1)	141,401	1,564,837	2,088,498
Small Company Growth Fund (IV2)	234,301	3,033,342	3,798,024
J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio (JP1)	635,873	9,091,800	8,647,876
International Opportunities Portfolio (JP2)	351,906	3,322,485	4,293,252
Small Company Portfolio (JP3)	374,653	5,179,350	5,964,483
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio (LA1)	6,867,257	157,007,929	179,647,452
Mid Cap Value (LA2)	5,121,673	84,505,013	108,016,076
International Portfolio (LA3)	514,761	4,162,757	5,368,952
MFS/Sun Life Series Trust
Capital Appreciation Series (CAS)	546,862	10,563,363	10,559,911
Emerging Growth Series (EGS)	1,249,739	18,587,215	21,345,542
Government Securities Series (GSS)	2,540,391	34,041,686	32,618,622
High Yield Series (HYS)	2,922,989	19,570,073	19,964,014
New Discovery S Class (M1A)	3,055,606	34,677,385	43,359,053

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2005 - continued

MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Massachusetts Investors Growth Stock S Class (M1B)	993,459	$8,209,896	$9,646,490
High Yield S Class (MFC)	1,978,630	13,208,075	13,434,901
Capital Appreciation S Class (MFD)	78,681	1,355,660	1,507,529
Utilities S Class (MFE)	507,296	6,145,394	9,136,402
Emerging Growth S Class (MFF)	158,566	2,139,385	2,678,183
Total Return S Class (MFJ)	4,010,864	69,974,157	76,086,085
Government Securities S Class (MFK)	1,884,007	25,226,939	24,058,765
Massachusetts Investors Trust S Class (MFL)	218,557	5,501,249	6,547,956
Massachusetts Investors Growth Stock Series (MIS)	2,440,806	22,691,154	23,871,082
Massachusetts Investors Trust Series (MIT)	739,177	20,191,214	22,286,189
Money Market Series (MMS)	2,423,775	2,423,775	2,423,775
New Discovery Series (NWD)	2,490,995	25,965,006	35,745,782
Total Return Series (TRS)	2,525,573	43,097,647	48,238,437
Utilities Series (UTS)	1,852,973	23,271,889	33,575,865
OCC Accumulation Trust
Equity Portfolio (OP1)	129,273	4,408,114	4,961,510
Mid Cap Portfolio (OP2)	568,259	7,665,568	9,052,371
Small Cap Portfolio (OP3)	85,536	2,430,353	2,675,580
Managed Portfolio (OP4)	31,430	1,272,559	1,353,995
PIMCO Variable Insurance Trust
High Yield Portfolio (PHY)	10,023,840	79,252,834	82,095,247
Emerging Markets Bond Portfolio (PMB)	4,868,185	62,941,045	66,499,402
Real Return Portfolio (PRR)	1,606,713	20,176,000	20,389,187
Total Return Portfolio (PTR)	10,220,997	106,503,126	104,663,011
Rydex Variable Trust
Nova Fund (RX1)	135,210	919,173	1,157,400
OTC Fund (RX2)	87,297	1,112,124	1,270,177
Salomon Brothers Variable Series Funds, Inc.
Capital Fund (SB1)	40,026	574,135	694,460
Investors Fund (SB2)	40,079	507,183	582,749
Strategic Bond Fund (SB3)	284,325	3,001,367	2,931,393
Total Return Fund (SB4)	287,496	3,067,958	3,260,201
Sun Capital Advisers Trust
Sun Capital Money Market Fund (SC1)	85,623,259	85,623,259	85,623,259
Sun Capital Investment Grade Bond Fund (SC2)	4,686,865	45,834,892	45,556,329
Sun Capital Real Estate Fund (SC3)	3,956,520	56,606,735	74,382,581
SC Blue Chip Mid Cap Fund (SC5)	4,207,503	57,709,866	86,674,566
SC Davis Venture Value Fund (SC7)	4,428,897	39,110,502	51,198,055
SC Value Small Cap Fund (SCB)	5,957,576	71,607,826	82,154,979
Sun Capital All Cap Fund (SCM)	220,610	2,582,490	2,309,789
		$1,791,426,014	$2,088,599,323
Liability:
Payable to Sponsor			1,327,025
Net Assets			$2,089,926,348

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2005 - continued
Net Assets Applicable to Participants:	Applicable to Participants of		Reserve for
	Deferred Variable Annuity Contracts		Variable
MFS Consolidated Futurity Contracts:	Units	Value	Annuities	Total
AIM Variable Insurance Fund, Inc.
AG2	79,268	$927,657	$15,822	$943,479
AG3	33,532	401,916		401,916
AI1	3,329,705	27,368,639	13,818	27,382,457
AI2	4,786,871	29,005,409	65,189	29,070,598
AI3	3,571,932	30,095,309	67,033	30,162,342
AI4	3,163,208	34,138,697	90,091	34,228,788
AI5	619,108	5,028,619		5,028,619
AI7	80,171	969,351	18,700	988,051
AI8	55,782	902,989		902,989
AI9	16,726	202,584		202,584
Arnhold and S. Bleichroader Advisers, Inc.
SGI	6,745,856	166,413,114	136,882	166,549,996
The Alger American Fund
AL1	4,056,460	34,525,355	117,948	34,643,303
AL2	2,233,544	21,170,246	257,674	21,427,920
AL3	831,703	7,159,548	19,226	7,178,774
Alliance Variable Products Series Fund, Inc.
AN1	1,388,649	12,415,411		12,415,411
AN2	281,537	2,103,260		2,103,260
AN3	3,615,241	38,476,791	12,779	38,489,570
AN4	679,808	11,476,301	35,205	11,511,506
AN5	278,179	3,078,169	45,451	3,123,620
Credit Suisse Institutional Fund, Inc.
CS1	81,847	1,553,055	30,103	1,583,158
CS2	47,318	538,613	570	539,183
CS3	36,326	433,685	14,074	447,759
CS4	159,999	1,721,126	2,488	1,723,614
Fidelity Variable Insurance Products Funds
FL1	3,226,194	45,726,185	51,563	45,777,748
FL2	786,753	9,371,943		9,371,943
FL3	7,227,275	65,321,760	55,224	65,376,984
Franklin Templeton Variable Insurance Products Trust
FTG	400,641	6,728,971	12,857	6,741,828
FTI	369,103	6,341,480		6,341,480
Goldman Sachs Variable Insurance Trust
GS2	412,887	6,747,175	24,711	6,771,886
GS3	1,374,302	14,746,754	216,669	14,963,423
GS4	598,426	6,675,346		6,675,346
GS5	771,158	8,360,419	36,624	8,397,043
GS7	326,430	3,027,975		3,027,975
INVESCO Variable Investment Funds, Inc.
IV1	212,624	2,088,498		2,088,498
IV2	375,781	3,798,024		3,798,024
J.P. Morgan Series Trust II
JP1	940,914	8,582,549	147,960	8,730,509
JP2	400,367	4,276,911	13,934	4,290,845
JP3	458,734	5,962,869		5,962,869
Lord Abbett Series Fund, Inc.
LA1	13,621,201	179,500,788	139,180	179,639,968
LA2	7,264,902	107,923,659	97,445	108,021,104
LA3	389,684	5,316,523	52,196	5,368,719
MFS/Sun Life Series Trust
CAS	1,463,097	10,524,919	49,296	10,574,215
EGS	2,774,869	21,230,454	134,067	21,364,521
GSS	2,528,616	32,551,546	58,774	32,610,320

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2005 - continued
	Applicable to Participants of		Reserve for
	Deferred Variable Annuity Contracts		Variable
MFS/Sun Life Series Trust - continued	Units	Value	Annuities	Total
HYS	1,596,264	$19,874,167	$80,065	$19,954,232
M1A	4,043,848	43,330,472	29,912	43,360,384
M1B	1,009,270	9,646,490		9,646,490
MFC	1,040,497	13,434,901		13,434,901
MFD	159,853	1,507,529		1,507,529
MFE	666,466	9,136,278	113	9,136,391
MFF	256,526	2,678,183		2,678,183
MFJ	6,231,478	75,970,995	106,054	76,077,049
MFK	2,166,389	24,056,641	2,018	24,058,659
MFL	604,951	6,534,481	13,093	6,547,574
MIS	3,336,892	23,791,448	77,746	23,869,194
MIT	2,375,230	22,171,579	90,596	22,262,175
MMS	213,236	2,423,775		2,423,775
NWD	3,540,321	35,731,344	13,626	35,744,970
TRS	3,564,758	48,183,284	46,431	48,229,715
UTS	2,469,647	33,444,025	817,181	34,261,206
OCC Accumulation Trust
OP1	408,070	4,953,599	48,807	5,002,406
OP2	344,254	8,975,459	68,151	9,043,610
OP3	147,235	2,637,279	33,718	2,670,997
OP4	110,184	1,353,995		1,353,995
PIMCO Variable Insurance Trust
PHY	5,685,755	82,052,393	43,964	82,096,357
PMB	3,718,255	66,414,252	84,446	66,498,698
PRR	1,742,533	20,388,201	849	20,389,050
PTR	9,510,770	104,626,334	37,735	104,664,069
Rydex Variable Trust
RX1	133,984	1,157,400		1,157,400
RX2	151,690	1,270,177		1,270,177
Salomon Brothers Variable Series Funds, Inc.
SB1	40,865	694,460		694,460
SB2	42,537	582,749		582,749
SB3	196,147	2,896,001	31,432	2,927,433
SB4	269,408	3,245,658	13,239	3,258,897
Sun Capital Advisers Trust
SC1	8,209,391	85,416,446	569,224	85,985,670
SC2	3,463,625	45,417,313	114,584	45,531,897
SC3	3,158,457	74,315,929	64,577	74,380,506
SC5	5,293,361	86,504,191	149,894	86,654,085
SC7	4,560,454	51,042,100	125,424	51,167,524
SCB	5,183,910	82,024,147	125,862	82,150,009
SCM	162,783	2,284,187	25,600	2,309,787
Net Assets		$2,085,078,454	$4,847,894	$2,089,926,348

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005
	AG2 Sub-Account	AG3 Sub-Account	AI1 Sub-Account	AI2 Sub-Account

Income and Expenses:
Dividend income	$-	$5,014	$16,919	$-
Mortality and expense risk charges	(15,468)	(6,825)	(363,786)	(393,054)
Distribution and administrative expense charges	(1,856)	(819)	(43,654)	(47,166)
Net investment income (loss)	$(17,324)	$(2,630)	$(390,521)	$(440,220)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$19,195	$21,623	$(1,172,331)	$(298,549)
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$19,195	$21,623	$(1,172,331)	$(298,549)

Net unrealized appreciation (depreciation) on investments:
End of year	$205,585	$78,178	$4,170,767	$5,299,183
Beginning of year	160,866	84,073	813,752	2,988,093
Change in unrealized appreciation (depreciation)	$44,719	$(5,895)	$3,357,015	$2,311,090

Realized and unrealized gains (losses)	$63,914	$15,728	$2,184,684	$2,012,541
Increase (Decrease) in net assets from operations	$46,590	$13,098	$1,794,163	$1,572,321

	AI3 Sub-Account	AI4 Sub-Account	AI5 Sub-Account	AI7 Sub-Account

Income and Expenses:
Dividend income	$453,355	$214,940	$41,976	$-
Mortality and expense risk charges	(414,848)	(421,562)	(68,488)	(15,040)
Distribution and administrative expense charges	(49,782)	(50,587)	(8,219)	(1,805)
Net investment income (loss)	$(11,275)	$(257,209)	$(34,731)	$(16,845)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(1,528,253)	$1,899,878	$43,198	$18,439
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(1,528,253)	$1,899,878	$43,198	$18,439

Net unrealized appreciation (depreciation) on investments:
End of year	$1,731,125	$11,875,069	$860,396	$199,353
Beginning of year	(905,731)	8,505,510	672,259	138,607
Change in unrealized appreciation (depreciation)	$2,636,856	$3,369,559	$188,137	$60,746

Realized and unrealized gains (losses)	$1,108,603	$5,269,437	$231,335	$79,185
Increase (Decrease) in net assets from operations	$1,097,328	$5,012,228	$196,604	$62,340

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued
	AI8 Sub-Account	AI9 Sub-Account	SGI Sub-Account	AL1 Sub-Account

Income and Expenses:
Dividend income	$5,160	$1,234	$3,458,284	$83,726
Mortality and expense risk charges	(13,213)	(3,029)	(2,151,094)	(466,345)
Distribution and administrative expense charges	(1,586)	(364)	(258,131)	(55,961)
Net investment income (loss)	$(9,639)	$(2,159)	$1,049,059	$(438,580)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$45,392	$1,817	$16,020,222	$(3,788,943)
Realized gain distributions	-	-	10,844,618	-
Net realized gains (losses)	$45,392	$1,817	$26,864,840	$(3,788,943)

Net unrealized appreciation (depreciation) on investments:
End of year	$343,227	$23,538	$45,960,238	$(9,695)
Beginning of year	252,115	16,455	46,108,200	(7,487,771)
Change in unrealized appreciation (depreciation)	$91,112	$7,083	$(147,962)	$7,478,076

Realized and unrealized gains (losses)	$136,504	$8,900	$26,716,878	$3,689,133
Increase (Decrease) in net assets from operations	$126,865	$6,741	$27,765,937	$3,250,553

	AL2 Sub-Account	AL3 Sub-Account	AN1 Sub-Account	AN2 Sub-Account

Income and Expenses:
Dividend income	$256,809	$-	$-	$-
Mortality and expense risk charges	(304,954)	(93,325)	(146,610)	(26,067)
Distribution and administrative expense charges	(36,595)	(11,199)	(17,593)	(3,128)
Net investment income (loss)	$(84,740)	$(104,524)	$(164,203)	$(29,195)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(1,634,739)	$71,305	$284,147	$24,731
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(1,634,739)	$71,305	$284,147	$24,731

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,154,352)	$1,970,844	$2,712,762	$286,786
Beginning of year	(3,221,263)	923,417	1,463,073	245,366
Change in unrealized appreciation (depreciation)	$2,066,911	$1,047,427	$1,249,689	$41,420

Realized and unrealized gains (losses)	$432,172	$1,118,732	$1,533,836	$66,151
Increase (Decrease) in net assets from operations	$347,432	$1,014,208	$1,369,633	$36,956

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued
	AN3 Sub-Account	AN4 Sub-Account	AN5 Sub-Account	CS1 Sub-Account

Income and Expenses:
Dividend income	$555,278	$28,542	$-	$9,437
Mortality and expense risk charges	(563,126)	(121,843)	(29,190)	(15,606)
Distribution and administrative expense charges	(67,575)	(14,621)	(3,503)	(1,873)
Net investment income (loss)	$(75,423)	$(107,922)	$(32,693)	$(8,042)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$2,802,707	$798,065	$231,019	$69,445
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$2,802,707	$798,065	$231,019	$69,445

Net unrealized appreciation (depreciation) on investments:
End of year	$8,649,324	$2,849,133	$286,746	$567,942
Beginning of year	10,202,190	1,870,299	440,740	315,211
Change in unrealized appreciation (depreciation)	$(1,552,866)	$978,834	$(153,994)	$252,731

Realized and unrealized gains (losses)	$1,249,841	$1,776,899	$77,025	$322,176
Increase (Decrease) in net assets from operations	$1,174,418	$1,668,977	$44,332	$314,134

	CS2 Sub-Account	CS3 Sub-Account	CS4 Sub-Account	FL1 Sub-Account

Income and Expenses:
Dividend income	$4,318	$-	$-	$48,030
Mortality and expense risk charges	(6,386)	(5,151)	(23,715)	(556,292)
Distribution and administrative expense charges	(766)	(618)	(2,846)	(66,755)
Net investment income (loss)	$(2,834)	$(5,769)	$(26,561)	$(575,017)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(39,899)	$(74,226)	$77,368	$2,072,665
Realized gain distributions	-	-	-	6,861
Net realized gains (losses)	$(39,899)	$(74,226)	$77,368	$2,079,526

Net unrealized appreciation (depreciation) on investments:
End of year	$88,295	$45,695	$184,763	$11,825,195
Beginning of year	(30,703)	(88,814)	328,769	7,591,879
Change in unrealized appreciation (depreciation)	$118,998	$134,509	$(144,006)	$4,233,316

Realized and unrealized gains (losses)	$79,099	$60,283	$(66,638)	$6,312,842
Increase (Decrease) in net assets from operations	$76,265	$54,514	$(93,199)	$5,737,825

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued
	FL2 Sub-Account	FL3 Sub-Account	FTG Sub-Account	FTI Sub-Account

Income and Expenses:
Dividend income	$48,846	$182,453	$65,586	$64,234
Mortality and expense risk charges	(123,598)	(919,061)	(86,977)	(75,557)
Distribution and administrative expense charges	(14,832)	(110,287)	(10,437)	(9,067)
Net investment income (loss)	$(89,584)	$(846,895)	$(31,828)	$(20,390)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$883,750	$1,547,373	$198,638	$406,370
Realized gain distributions	48,846	-	-	-
Net realized gains (losses)	$932,596	$1,547,373	$198,638	$406,370

Net unrealized appreciation (depreciation) on investments:
End of year	$3,181,218	$10,318,416	$948,349	$997,746
Beginning of year	2,592,684	8,675,736	666,685	880,268
Change in unrealized appreciation (depreciation)	$588,534	$1,642,680	$281,664	$117,478

Realized and unrealized gains (losses)	$1,521,130	$3,190,053	$480,302	$523,848
Increase (Decrease) in net assets from operations	$1,431,546	$2,343,158	$448,474	$503,458

	GS2 Sub-Account	GS3 Sub-Account	GS4 Sub-Account	GS5 Sub-Account

Income and Expenses:
Dividend income	$16,113	$111,650	$110,543	$25,269
Mortality and expense risk charges	(81,390)	(194,983)	(88,927)	(106,731)
Distribution and administrative expense charges	(9,767)	(23,398)	(10,671)	(12,808)
Net investment income (loss)	$(75,044)	$(106,731)	$10,945	$(94,270)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$449,428	$196,408	$187,446	$8,249
Realized gain distributions	596,592	-	-	-
Net realized gains (losses)	$1,046,020	$196,408	$187,446	$8,249

Net unrealized appreciation (depreciation) on investments:
End of year	$573,296	$2,258,988	$956,788	$1,701,534
Beginning of year	1,281,666	1,687,740	997,656	722,112
Change in unrealized appreciation (depreciation)	$(708,370)	$571,248	$(40,868)	$979,422

Realized and unrealized gains (losses)	$337,650	$767,656	$146,578	$987,671
Increase (Decrease) in net assets from operations	$262,606	$660,925	$157,523	$893,401

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	GS7 Sub-Account	IV1 Sub-Account	IV2 Sub-Account	JP1 Sub-Account
Income and Expenses:
Dividend income	$4,585	$-	$-	$122,758
Mortality and expense risk charges	(42,783)	(27,150)	(50,809)	(121,354)
Distribution and administrative expense charges	(5,134)	(3,258)	(6,097)	(14,562)
Net investment income (loss)	$(43,332)	$(30,408)	$(56,906)	$(13,158)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$195,692	$168,246	$168,053	$(463,620)
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$195,692	$168,246	$168,053	$(463,620)

Net unrealized appreciation (depreciation) on investments:
End of year	$407,224	$523,661	$764,682	$(443,924)
Beginning of year	549,153	481,603	727,197	(877,737)
Change in unrealized appreciation (depreciation)	$(141,929)	$42,058	$37,485	$433,813

Realized and unrealized gains (losses)	$53,763	$210,304	$205,538	$(29,807)
Increase (Decrease) in net assets from operations	$10,431	$179,896	$148,632	$(42,965)

	JP2 Sub-Account	JP3 Sub-Account	LA1 Sub-Account	LA2 Sub-Account

Income and Expenses:
Dividend income	$41,130	$-	$1,726,872	$463,261
Mortality and expense risk charges	(57,900)	(82,018)	(2,465,071)	(1,458,118)
Distribution and administrative expense charges	(6,948)	(9,842)	(295,809)	(174,974)
Net investment income (loss)	$(23,718)	$(91,860)	$(1,034,008)	$(1,169,831)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$55,318	$203,257	$4,195,734	$4,376,654
Realized gain distributions	-	804,663	10,550,890	6,329,951
Net realized gains (losses)	$55,318	$1,007,920	$14,746,624	$10,706,605

Net unrealized appreciation (depreciation) on investments:
End of year	$970,767	$785,133	$22,639,523	$23,511,063
Beginning of year	625,147	1,595,760	33,679,917	26,283,694
Change in unrealized appreciation (depreciation)	$345,620	$(810,627)	$(11,040,394)	$(2,772,631)

Realized and unrealized gains (losses)	$400,938	$197,293	$3,706,230	$7,933,974
Increase (Decrease) in net assets from operations	$377,220	$105,433	$2,672,222	$6,764,143

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	LA3 Sub-Account	CAS Sub-Account	EGS Sub-Account	GSS Sub-Account
Income and Expenses:
Dividend income	$-	$65,742	$-	$1,752,158
Mortality and expense risk charges	(56,037)	(147,290)	(283,217)	(464,538)
Distribution and administrative expense charges	(6,725)	(17,675)	(33,986)	(55,745)
Net investment income (loss)	$(62,762)	$(99,223)	$(317,203)	$1,231,875

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$372,173	$(702,739)	$(687,471)	$(416,442)
Realized gain distributions	197,033	-	-	-
Net realized gains (losses)	$569,206	$(702,739)	$(687,471)	$(416,442)

Net unrealized appreciation (depreciation) on investments:
End of year	$1,206,195	$(3,452)	$2,758,327	$(1,423,064)
Beginning of year	721,846	(645,617)	289,452	(921,032)
Change in unrealized appreciation (depreciation)	$484,349	$642,165	$2,468,875	$(502,032)

Realized and unrealized gains (losses)	$1,053,555	$(60,574)	$1,781,404	$(918,474)
Increase (Decrease) in net assets from operations	$990,793	$(159,797)	$1,464,201	$313,401

	HYS Sub-Account	M1A Sub-Account	M1B Sub-Account	MFC Sub-Account

Income and Expenses:
Dividend income	$1,978,378	$-	$28,403	$1,206,069
Mortality and expense risk charges	(284,554)	(633,436)	(134,726)	(192,991)
Distribution and administrative expense charges	(34,146)	(76,012)	(16,167)	(23,159)
Net investment income (loss)	$1,659,678	$(709,448)	$(122,490)	$989,919

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$432,165	$2,155,270	$104,916	$3,467
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$432,165	$2,155,270	$104,916	$3,467

Net unrealized appreciation (depreciation) on investments:
End of year	$393,941	$8,681,668	$1,436,594	$226,826
Beginning of year	2,386,109	8,787,677	1,187,531	1,236,243
Change in unrealized appreciation (depreciation)	$(1,992,168)	$(106,009)	$249,063	$(1,009,417)

Realized and unrealized gains (losses)	$(1,560,003)	$2,049,261	$353,979	$(1,005,950)
Increase (Decrease) in net assets from operations	$99,675	$1,339,813	$231,489	$(16,031)

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	MFD Sub-Account	MFE Sub-Account	MFF Sub-Account	MFJ Sub-Account
Income and Expenses:
Dividend income	$7,193	$73,285	$-	$1,940,962
Mortality and expense risk charges	(25,965)	(116,831)	(33,674)	(1,207,305)
Distribution and administrative expense charges	(3,116)	(14,020)	(4,041)	(144,877)
Net investment income (loss)	$(21,888)	$(57,566)	$(37,715)	$588,780

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$70,563	$817,705	$105,555	$1,527,351
Realized gain distributions	-	-	-	1,992,364
Net realized gains (losses)	$70,563	$817,705	$105,555	$3,519,715

Net unrealized appreciation (depreciation) on investments:
End of year	$151,869	$2,991,008	$538,798	$6,111,928
Beginning of year	239,022	2,506,444	437,550	9,423,975
Change in unrealized appreciation (depreciation)	$(87,153)	$484,564	$101,248	$(3,312,047)

Realized and unrealized gains (losses)	$(16,590)	$1,302,269	$206,803	$207,668
Increase (Decrease) in net assets from operations	$(38,478)	$1,244,703	$169,088	$796,448

	MFK Sub-Account	MFL Sub-Account	MIS Sub-Account	MIT Sub-Account

Income and Expenses:
Dividend income	$1,167,951	$52,422	$136,170	$225,494
Mortality and expense risk charges	(354,553)	(83,402)	(336,727)	(302,835)
Distribution and administrative expense charges	(42,546)	(10,008)	(40,407)	(36,340)
Net investment income (loss)	$770,852	$(40,988)	$(240,964)	$(113,681)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(349,311)	$159,019	$(1,602,763)	$(694,909)
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(349,311)	$159,019	$(1,602,763)	$(694,909)

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,168,174)	$1,046,707	$1,179,928	$2,094,975
Beginning of year	(866,618)	816,554	(1,265,038)	(27,058)
Change in unrealized appreciation (depreciation)	$(301,556)	$230,153	$2,444,966	$2,122,033

Realized and unrealized gains (losses)	$(650,867)	$389,172	$842,203	$1,427,124
Increase (Decrease) in net assets from operations	$119,985	$348,184	$601,239	$1,313,443

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued
	MMS Sub-Account	NWD Sub-Account	TRS Sub-Account	UTS Sub-Account
Income and Expenses:
Dividend income	$81,936	$-	$1,342,952	$327,636
Mortality and expense risk charges	(38,730)	(469,809)	(662,155)	(425,257)
Distribution and administrative expense charges	(4,648)	(56,377)	(79,459)	(51,031)
Net investment income (loss)	$38,558	$(526,186)	$601,338	$(148,652)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$-	$1,719,976	$931,282	$367,254
Realized gain distributions	-	-	1,292,014	-
Net realized gains (losses)	$-	$1,719,976	$2,223,296	$367,254

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$9,780,776	$5,140,790	$10,303,976
Beginning of year	-	9,860,479	7,215,586	5,733,293
Change in unrealized appreciation (depreciation)	$-	$(79,703)	$(2,074,796)	$4,570,683

Realized and unrealized gains (losses)	$-	$1,640,273	$148,500	$4,937,937
Increase (Decrease) in net assets from operations	$38,558	$1,114,087	$749,838	$4,789,285

	OP1 Sub-Account	OP2 Sub-Account	OP3 Sub-Account	OP4 Sub-Account

Income and Expenses:
Dividend income	$21,920	$-	$-	$19,985
Mortality and expense risk charges	(63,729)	(115,554)	(34,343)	(19,144)
Distribution and administrative expense charges	(7,647)	(13,866)	(4,121)	(2,297)
Net investment income (loss)	$(49,456)	$(129,420)	$(38,464)	$(1,456)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$83,183	$133,285	$42,741	$20,523
Realized gain distributions	-	378,863	395,855	54,015
Net realized gains (losses)	$83,183	$512,148	$438,596	$74,538

Net unrealized appreciation (depreciation) on investments:
End of year	$553,396	$1,386,803	$245,227	$81,436
Beginning of year	321,984	561,689	709,864	103,471
Change in unrealized appreciation (depreciation)	$231,412	$825,114	$(464,637)	$(22,035)

Realized and unrealized gains (losses)	$314,595	$1,337,262	$(26,041)	$52,503
Increase (Decrease) in net assets from operations	$265,139	$1,207,842	$(64,505)	$51,047

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued
	PHY Sub-Account	PMB Sub-Account	PRR Sub-Account	PTR Sub-Account
Income and Expenses:
Dividend income	$5,210,816	$3,194,013	$567,067	$3,512,967
Mortality and expense risk charges	(1,134,394)	(904,747)	(276,121)	(1,479,505)
Distribution and administrative expense charges	(136,127)	(108,570)	(33,135)	(177,541)
Net investment income (loss)	$3,940,295	$2,180,696	$257,811	$1,855,921

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$1,628,658	$1,379,082	$188,572	$376,148
Realized gain distributions	-	1,199,535	221,924	1,664,307
Net realized gains (losses)	$1,628,658	$2,578,617	$410,496	$2,040,455

Net unrealized appreciation (depreciation) on investments:
End of year	$2,842,413	$3,558,357	$213,187	$(1,840,115)
Beginning of year	6,525,848	2,831,242	763,245	1,213,360
Change in unrealized appreciation (depreciation)	$(3,683,435)	$727,115	$(550,058)	$(3,053,475)

Realized and unrealized gains (losses)	$(2,054,777)	$3,305,732	$(139,562)	$(1,013,020)
Increase (Decrease) in net assets from operations	$1,885,518	$5,486,428	$118,249	$842,901

	RX1 Sub-Account	RX2 Sub-Account	SB1 Sub-Account	SB2 Sub-Account

Income and Expenses:
Dividend income	$3,224	$-	$5,936	$6,838
Mortality and expense risk charges	(14,841)	(26,390)	(8,816)	(7,167)
Distribution and administrative expense charges	(1,781)	(3,167)	(1,058)	(860)
Net investment income (loss)	$(13,398)	$(29,557)	$(3,938)	$(1,189)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$66,894	$198,450	$11,923	$6,999
Realized gain distributions	-	-	489	-
Net realized gains (losses)	$66,894	$198,450	$12,412	$6,999

Net unrealized appreciation (depreciation) on investments:
End of year	$238,227	$158,053	$120,325	$75,566
Beginning of year	262,118	434,394	109,679	52,835
Change in unrealized appreciation (depreciation)	$(23,891)	$(276,341)	$10,646	$22,731

Realized and unrealized gains (losses)	$43,003	$(77,891)	$23,058	$29,730
Increase (Decrease) in net assets from operations	$29,605	$(107,448)	$19,120	$28,541

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	SB3 Sub-Account	SB4 Sub-Account	SC1 Sub-Account	SC2 Sub-Account
Income and Expenses:
Dividend income	$140,783	$64,367	$2,497,727	$2,275,942
Mortality and expense risk charges	(36,972)	(43,697)	(1,267,202)	(647,848)
Distribution and administrative expense charges	(4,437)	(5,244)	(152,064)	(77,742)
Net investment income (loss)	$99,374	$15,426	$1,078,461	$1,550,352

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$51,881	$75,798	$-	$497,052
Realized gain distributions	82,464	22,417	-	465,504
Net realized gains (losses)	$134,345	$98,215	$-	$962,556

Net unrealized appreciation (depreciation) on investments:
End of year	$(69,974)	$192,243	$-	$(278,563)
Beginning of year	130,493	241,421	-	2,009,759
Change in unrealized appreciation (depreciation)	$(200,467)	$(49,178)	$-	$(2,288,322)

Realized and unrealized gains (losses)	$(66,122)	$49,037	$-	$(1,325,766)
Increase (Decrease) in net assets from operations	$33,252	$64,463	$1,078,461	$224,586

	SC3 Sub-Account	SC5 Sub-Account	SC7 Sub-Account	SCB Sub-Account

Income and Expenses:
Dividend income	$1,172,054	$74,539	$356,710	$-
Mortality and expense risk charges	(1,003,476)	(1,138,990)	(667,581)	(1,107,235)
Distribution and administrative expense charges	(120,417)	(136,679)	(80,110)	(132,868)
Net investment income (loss)	$48,161	$(1,201,130)	$(390,981)	$(1,240,103)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$5,183,248	$4,845,527	$2,131,415	$3,975,671
Realized gain distributions	6,305,928	2,085,878	-	10,808,524
Net realized gains (losses)	$11,489,176	$6,931,405	$2,131,415	$14,784,195

Net unrealized appreciation (depreciation) on investments:
End of year	$17,775,846	$28,964,700	$12,087,553	$10,547,153
Beginning of year	23,564,286	23,185,392	9,856,081	22,077,315
Change in unrealized appreciation (depreciation)	$(5,788,440)	$5,779,308	$2,231,472	$(11,530,162)

Realized and unrealized gains (losses)	$5,700,736	$12,710,713	$4,362,887	$3,254,033
Increase (Decrease) in net assets from operations	$5,748,897	$11,509,583	$3,971,906	$2,013,930

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

SCM Sub-Account
Income and Expenses:
Dividend income	$2,921
Mortality and expense risk charges	(38,545)
Distribution and administrative expense charges	(4,625)
Net investment income (loss)	$(40,249)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$94,662
Realized gain distributions	367,731
Net realized gains (losses)	$462,393

Net unrealized appreciation (depreciation) on investments:
End of year	$(272,701)
Beginning of year	284,933
Change in unrealized appreciation (depreciation)	$(557,634)

Realized and unrealized gains (losses)	$(95,241)
Increase (Decrease) in net assets from operations	$(135,490)

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets

	AG2		AG3		AI1		AI2		AI3
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(17,324)	$(13,898)	$(2,630)	$(3,993)	$(390,521)	$(450,360)	$(440,220)	$(499,512)	$(11,275)	$(191,213)
Net realized gains (losses)	19,195	18,720	21,623	9,203	(1,172,331)	(2,188,696)	(298,549)	(1,706,194)	(1,528,253)	(1,773,349)
Net unrealized gains (losses)	44,719	62,498	(5,895)	22,619	3,357,015	4,112,326	2,311,090	4,322,739	2,636,856	4,420,923
Increase (Decrease) in net assets from operations	$46,590	$67,320	$13,098	$27,829	$1,794,163	$1,473,270	$1,572,321	$2,117,033	$1,097,328	$2,456,361

Participant Transactions:
Accumulation Activity:
Purchase payments received	$2,573	$101,545	$25,806	$13,440	$295,335	$213,821	$325,709	$276,308	$373,138	$245,743
Net transfers between Sub-Accounts and Fixed Account	(18,378)	239,938	(74,789)	(8,190)	(2,694,558)	234,950	(3,097,369)	(2,055,966)	(2,883,398)	(2,338,242)
Withdrawals, surrenders, annuitizations and contract charges	(29,163)	(24,108)	(2,208)	(13,643)	(3,311,936)	(2,825,586)	(3,781,102)	(3,045,744)	(3,791,772)	(3,053,815)
Net accumulation activity	$(44,968)	$317,375	$(51,191)	$(8,393)	$(5,711,159)	$(2,376,815)	$(6,552,762)	$(4,825,402)	$(6,302,032)	$(5,146,314)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$37,004	$-	$-
Annuity payments and contract charges	(860)	(837)	-	-	(12,553)	(2,251)	(22,564)	(17,556)	(25,011)	(14,839)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(221)	(215)	-	-	(990)	(755)	(1,680)	(1,787)	(1,146)	(1,305)
Net annuitization activity	$(1,081)	$(1,052)	$-	$-	$(13,543)	$(3,006)	$(24,244)	$17,661	$(26,157)	$(16,144)
Increase (Decrease) in net assets from
Participant owner transactions	$(46,049)	$316,323	$(51,191)	$(8,393)	$(5,724,702)	$(2,379,821)	$(6,577,006)	$(4,807,741)	$(6,328,189)	$(5,162,458)

Increase (Decrease) in net assets	$541	$383,643	$(38,093)	$19,436	$(3,930,539)	$(906,551)	$(5,004,685)	$(2,690,708)	$(5,230,861)	$(2,706,097)

Net Assets:
Beginning of year	$942,938	$559,295	$440,009	$420,573	$31,312,996	$32,219,547	$34,075,283	$36,765,991	$35,393,203	$38,099,300
End of year	$943,479	$942,938	$401,916	$440,009	$27,382,457	$31,312,996	$29,070,598	$34,075,283	$30,162,342	$35,393,203

Unit Transactions:
Beginning of year	83,335	47,672	37,182	37,791	4,032,429	4,349,721	5,955,627	6,855,680	4,307,659	4,977,326
Purchased	262	8,206	1,981	1,122	38,267	30,672	60,375	48,853	39,955	31,424
Transferred between Sub-Accounts and Fixed Accumulation Account	(1,889)	29,248	(5,445)	(647)	(311,001)	35,719	(566,030)	(412,755)	(345,895)	(311,766)
Withdrawn, Surrendered and Annuitized	(2,440)	(1,791)	(186)	(1,084)	(429,990)	(383,683)	(663,101)	(536,151)	(429,787)	(389,325)
End of year	79,268	83,335	33,532	37,182	3,329,705	4,032,429	4,786,871	5,955,627	3,571,932	4,307,659

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	AI4		AI5		AI7		AI8		AI9
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(257,209)	$(245,087)	$(34,731)	$(60,490)	$(16,845)	$(14,003)	$(9,639)	$(8,350)	$(2,159)	$(2,272)
Net realized gains (losses)	1,899,878	510,223	43,198	(12,250)	18,439	54,524	45,392	38,448	1,817	3,436
Net unrealized gains (losses)	3,369,559	5,896,612	188,137	294,571	60,746	3,038	91,112	126,411	7,083	6,002
Increase (Decrease) in net assets from operations	$5,012,228	$6,161,748	$196,604	$221,831	$62,340	$43,559	$126,865	$156,509	$6,741	$7,166

Participant Transactions:
Accumulation Activity:
Purchase payments received	$261,764	$161,853	$9,341	$76,225	$8,651	$39,887	$788	$2,922	$3,450	$5,430
Net transfers between Sub-Accounts and Fixed Account	(319,487)	(497,942)	(314,663)	(403,410)	(20,011)	140,023	(97,642)	60,285	2,766	75,065
Withdrawals, surrenders, annuitizations and contract charges	(3,888,393)	(2,377,105)	(364,568)	(651,312)	(23,251)	(77,582)	(17,206)	(41,016)	(11,038)	(15,012)
Net accumulation activity	$(3,946,116)	$(2,713,194)	$(669,890)	$(978,497)	$(34,611)	$102,328	$(114,060)	$22,191	$(4,822)	$65,483

Annuitization Activity:
Annuitizations	$-	$21,950	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(27,271)	(12,871)	-	-	(1,003)	(980)	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(2,256)	(2,331)	-	-	(262)	(252)	-	-	-	-
Net annuitization activity	$(29,527)	$6,748	$-	$-	$(1,265)	$(1,232)	$-	$-	$-	$-
Increase (Decrease) in net assets from
Participan owner transactions	$(3,975,643)	$(2,706,446)	$(669,890)	$(978,497)	$(35,876)	$101,096	$(114,060)	$22,191	$(4,822)	$65,483

Increase (Decrease) in net assets	$1,036,585	$3,455,302	$(473,286)	$(756,666)	$26,464	$144,655	$12,805	$178,700	$1,919	$72,649

Net Assets:
Beginning of year	$33,192,203	$29,736,901	$5,501,905	$6,258,571	$961,587	$816,932	$890,184	$711,484	$200,665	$128,016
End of year	$34,228,788	$33,192,203	$5,028,619	$5,501,905	$988,051	$961,587	$902,989	$890,184	$202,584	$200,665

Unit Transactions:
Beginning of year	3,574,144	3,910,999	705,233	836,085	83,459	72,162	63,338	60,796	17,199	11,352
Purchased	27,135	19,219	1,199	10,276	644	3,787	56	239	262	482
Transferred between Sub-Accounts and Fixed Accumulation Account	(47,746)	(78,047)	(40,656)	(53,237)	(2,370)	13,180	(6,506)	5,491	227	6,990
Withdrawn, Surrendered and Annuitized	(390,325)	(278,027)	(46,668)	(87,891)	(1,562)	(5,670)	(1,106)	(3,188)	(962)	(1,625)
End of year	3,163,208	3,574,144	619,108	705,233	80,171	83,459	55,782	63,338	16,726	17,199

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SGI		AL1		AL2		AL3		AN1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$1,049,059	$1,058,814	$(438,580)	$(659,441)	$(84,740)	$(261,655)	$(104,524)	$(112,216)	$(164,203)	$(169,771)
Net realized gains (losses)	26,864,840	10,633,779	(3,788,943)	(5,955,487)	(1,634,739)	(2,944,851)	71,305	(342,483)	284,147	(73,150)
Net unrealized gains (losses)	(147,962)	16,564,536	7,478,076	7,935,279	2,066,911	4,785,708	1,047,427	1,500,688	1,249,689	982,161
Increase (Decrease) in net assets from operations	$27,765,937	$28,257,129	$3,250,553	$1,320,351	$347,432	$1,579,202	$1,014,208	$1,045,989	$1,369,633	$739,240

Participant Transactions:
Accumulation Activity:
Purchase payments received	$3,430,260	$9,488,136	$192,674	$149,631	$87,777	$193,890	$34,390	$20,038	$72,077	$139,872
Net transfers between Sub-Accounts and Fixed Account	6,036,914	12,576,623	(6,525,769)	(6,154,127)	(2,329,145)	(4,966,421)	(645,380)	(942,584)	1,818	242,332
Withdrawals, surrenders, annuitizations and contract charges	(13,398,287)	(7,972,357)	(4,003,414)	(4,659,809)	(3,405,377)	(2,804,426)	(830,079)	(674,293)	(913,092)	(1,237,558)
Net accumulation activity	$(3,931,113)	$14,092,402	$(10,336,509)	$(10,664,305)	$(5,646,745)	$(7,576,957)	$(1,441,069)	$(1,596,839)	$(839,197)	$(855,354)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$6,962	$-	$-	$-	$-
Annuity payments and contract charges	(20,910)	(13,965)	(23,708)	(11,472)	(46,263)	(36,531)	(14,805)	(4,312)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	1,821	704	42,297	(1,098)	218,958	(3,001)	(889)	(761)	-	-
Net annuitization activity	$(19,089)	$(13,261)	$18,589	$(12,570)	$172,695	$(32,570)	$(15,694)	$(5,073)	$-	$-
Increase (Decrease) in net assets from
Participan owner transactions	$(3,950,202)	$14,079,141	$(10,317,920)	$(10,676,875)	$(5,474,050)	$(7,609,527)	$(1,456,763)	$(1,601,912)	$(839,197)	$(855,354)

Increase (Decrease) in net assets	$23,815,735	$42,336,270	$(7,067,367)	$(9,356,524)	$(5,126,618)	$(6,030,325)	$(442,555)	$(555,923)	$530,436	$(116,114)

Net Assets:
Beginning of year	$142,734,261	$100,397,991	$41,710,670	$51,067,194	$26,554,538	$32,584,863	$7,621,329	$8,177,252	$11,884,975	$12,001,089
End of year	$166,549,996	$142,734,261	$34,643,303	$41,710,670	$21,427,920	$26,554,538	$7,178,774	$7,621,329	$12,415,411	$11,884,975

Unit Transactions:
Beginning of year	6,913,520	6,087,549	5,448,196	6,967,886	2,847,367	3,733,810	1,007,491	1,243,757	1,506,718	1,617,322
Purchased	156,526	568,264	20,081	21,012	9,300	25,965	4,122	3,157	8,069	16,440
Transferred between Sub-Accounts and Fixed Accumulation Account	280,579	708,320	(918,772)	(892,099)	(255,118)	(589,666)	(76,591)	(140,722)	(13,306)	38,721
Withdrawn, Surrendered and Annuitized	(604,769)	(450,613)	(493,045)	(648,603)	(368,005)	(322,742)	(103,319)	(98,701)	(112,832)	(165,765)
End of year	6,745,856	6,913,520	4,056,460	5,448,196	2,233,544	2,847,367	831,703	1,007,491	1,388,649	1,506,718

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	AN2		AN3		AN4		AN5		CS1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(29,195)	$(36,371)	$(75,423)	$(332,109)	$(107,922)	$(70,618)	$(32,693)	$(28,061)	$(8,042)	$(13,322)
Net realized gains (losses)	24,731	156,587	2,802,707	450,067	798,065	390,727	231,019	106,554	69,445	(34,402)
Net unrealized gains (losses)	41,420	(104,598)	(1,552,866)	3,980,470	978,834	810,237	(153,994)	212,580	252,731	292,637
Increase (Decrease) in net assets from operations	$36,956	$15,618	$1,174,418	$4,098,428	$1,668,977	$1,130,346	$44,332	$291,073	$314,134	$244,913

Participant Transactions:
Accumulation Activity:
Purchase payments received	$23,960	$84,289	$277,663	$655,705	$74,444	$97,207	$21,914	$11,498	$370	$1,045
Net transfers between Sub-Accounts and Fixed Account	45,011	(685,741)	(963,228)	610,724	3,724,408	1,702,760	452,687	1,508,304	130,671	181,549
Withdrawals, surrenders, annuitizations and contract charges	(102,721)	(131,875)	(8,249,609)	(5,171,691)	(567,950)	(416,949)	(237,577)	(80,552)	(113,808)	(211,810)
Net accumulation activity	$(33,750)	$(733,327)	$(8,935,174)	$(3,905,262)	$3,230,902	$1,383,018	$237,024	$1,439,250	$17,233	$(29,216)

Annuitization Activity:
Annuitizations	$-	$-	$-	$(6,863)	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(989)	(668)	(6,774)	(4,490)	(1,671)	(687)	(3,807)	(2,816)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(314)	4,287	(680)	(255)	(397)	5,232	(872)	(622)
Net annuitization activity	$-	$-	$(1,303)	$(3,244)	$(7,454)	$(4,745)	$(2,068)	$4,545	$(4,679)	$(3,438)
Increase (Decrease) in net assets from
Participan owner transactions	$(33,750)	$(733,327)	$(8,936,477)	$(3,908,506)	$3,223,448	$1,378,273	$234,956	$1,443,795	$12,554	$(32,654)

Increase (Decrease) in net assets	$3,206	$(717,709)	$(7,762,059)	$189,922	$4,892,425	$2,508,619	$279,288	$1,734,868	$326,688	$212,259

Net Assets:
Beginning of year	$2,100,054	$2,817,763	$46,251,629	$46,061,707	$6,619,081	$4,110,462	$2,844,332	$1,109,464	$1,256,470	$1,044,211
End of year	$2,103,260	$2,100,054	$38,489,570	$46,251,629	$11,511,506	$6,619,081	$3,123,620	$2,844,332	$1,583,158	$1,256,470

Unit Transactions:
Beginning of year	281,520	396,141	4,469,640	4,877,794	465,307	351,603	264,939	116,800	80,296	82,222
Purchased	3,458	10,208	25,929	61,222	4,851	6,689	1,941	1,053		70
Transferred between Sub-Accounts and Fixed Accumulation Account	12,046	(104,903)	(84,976)	71,264	248,715	142,262	34,886	155,819	9,416	12,100
Withdrawn, Surrendered and Annuitized	(15,487)	(19,926)	(795,352)	(540,640)	(39,065)	(35,247)	(23,587)	(8,733)	(7,865)	(14,096)
End of year	281,537	281,520	3,615,241	4,469,640	679,808	465,307	278,179	264,939	81,847	80,296

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	CS2		CS3		CS4		FL1		FL2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(2,834)	$(2,111)	$(5,769)	$(6,415)	$(26,561)	$(27,313)	$(575,017)	$(403,363)	$(89,584)	$(38,610)
Net realized gains (losses)	(39,899)	(71,860)	(74,226)	(52,055)	77,368	111,195	2,079,526	930,705	932,596	625,993
Net unrealized gains (losses)	118,998	139,586	134,509	125,987	(144,006)	61,356	4,233,316	3,503,984	588,534	409,493
Increase (Decrease) in net assets from operations	$76,265	$65,615	$54,514	$67,517	$(93,199)	$145,238	$5,737,825	$4,031,326	$1,431,546	$996,876

Participant Transactions:
Accumulation Activity:
Purchase payments received	$204	$-	$750	$3,875	$4,521	$3,225	$412,829	$1,150,455	$43,047	$206,978
Net transfers between Sub-Accounts and Fixed Account	(18,655)	(57,543)	9,288	69,394	61,037	948,163	7,421,916	8,195,023	(721,404)	346,185
Withdrawals, surrenders, annuitizations and contract charges	(44,892)	(53,164)	(107,651)	(28,632)	(395,293)	(251,516)	(3,450,744)	(2,108,146)	(861,127)	(913,498)
Net accumulation activity	$(63,343)	$(110,707)	$(97,613)	$44,637	$(329,735)	$699,872	$4,384,001	$7,237,332	$(1,539,484)	$(360,335)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(130)	(116)	(1,123)	(989)	(221)	(220)	(2,672)	(1,714)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(20)	(17)	(616)	(561)	(28)	(69)	(613)	(300)	-	-
Net annuitization activity	$(150)	$(133)	$(1,739)	$(1,550)	$(249)	$(289)	$(3,285)	$(2,014)	$-	$-
Increase (Decrease) in net assets from
Participan owner transactions	$(63,493)	$(110,840)	$(99,352)	$43,087	$(329,984)	$699,583	$4,380,716	$7,235,318	$(1,539,484)	$(360,335)

Increase (Decrease) in net assets	$12,772	$(45,225)	$(44,838)	$110,604	$(423,183)	$844,821	$10,118,541	$11,266,644	$(107,938)	$636,541

Net Assets:
Beginning of year	$526,411	$571,636	$492,597	$381,993	$2,146,797	$1,301,976	$35,659,207	$24,392,563	$9,479,881	$8,843,340
End of year	$539,183	$526,411	$447,759	$492,597	$1,723,614	$2,146,797	$45,777,748	$35,659,207	$9,371,943	$9,479,881

Unit Transactions:
Beginning of year	53,306	65,412	45,514	41,071	191,347	117,857	2,876,581	2,230,010	931,307	975,952
Purchased			84	478	474	326	31,399	95,329	4,372	16,167
Transferred between Sub-Accounts and Fixed Accumulation Account	(1,647)	(6,221)	742	7,102	6,116	89,862	583,198	734,013	(67,804)	29,345
Withdrawn, Surrendered and Annuitized	(4,341)	(5,885)	(10,014)	(3,137)	(37,938)	(16,698)	(264,984)	(182,771)	(81,122)	(90,157)
End of year	47,318	53,306	36,326	45,514	159,999	191,347	3,226,194	2,876,581	786,753	931,307

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	FL3		FTG		FTI		GS2		GS3
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(846,895)	$(935,306)	$(31,828)	$(20,612)	$(20,390)	$(19,088)	$(75,044)	$(81,013)	$(106,731)	$(49,389)
Net realized gains (losses)	1,547,373	357,705	198,638	95,121	406,370	224,975	1,046,020	957,468	196,408	(159,075)
Net unrealized gains (losses)	1,642,680	1,388,147	281,664	461,601	117,478	448,462	(708,370)	68,530	571,248	2,148,050
Increase (Decrease) in net assets from operations	$2,343,158	$810,546	$448,474	$536,110	$503,458	$654,349	$262,606	$944,985	$660,925	$1,939,586

Participant Transactions:
Accumulation Activity:
Purchase payments received	$1,349,983	$4,315,648	$61,802	$104,907	$106,570	$243,593	$88,388	$22,966	$274,662	$211,200
Net transfers between Sub-Accounts and Fixed Account	(825,751)	11,305,872	1,955,804	2,886,944	1,706,323	1,355,538	655,153	(1,135,119)	(560,618)	505,845
Withdrawals, surrenders, annuitizations and contract charges	(5,736,002)	(6,831,347)	(549,664)	(80,073)	(808,635)	(260,472)	(896,329)	(678,978)	(1,992,983)	(1,458,874)
Net accumulation activity	$(5,211,770)	$8,790,173	$1,467,942	$2,911,778	$1,004,258	$1,338,659	$(152,788)	$(1,791,131)	$(2,278,939)	$(741,829)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$27,188
Annuity payments and contract charges	(5,616)	(5,610)	(1,075)	(117)	-	-	(1,274)	(1,177)	(28,487)	(25,652)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	142	(3,813)	(227)	111	-	-	(612)	(1,009)	118,370	(6,256)
Net annuitization activity	$(5,474)	$(9,423)	$(1,302)	$(6)	$-	$-	$(1,886)	$(2,186)	$89,883	$(4,720)
Increase (Decrease) in net assets from contract
owner transactions	$(5,217,244)	$8,780,750	$1,466,640	$2,911,772	$1,004,258	$1,338,659	$(154,674)	$(1,793,317)	$(2,189,056)	$(746,549)

Increase (Decrease) in net assets	$(2,874,086)	$9,591,296	$1,915,114	$3,447,882	$1,507,716	$1,993,008	$107,932	$(848,332)	$(1,528,131)	$1,193,037

Net Assets:
Beginning of year	$68,251,070	$58,659,774	$4,826,714	$1,378,832	$4,833,764	$2,840,756	$6,663,954	$7,512,286	$16,491,554	$15,298,517
End of year	$65,376,984	$68,251,070	$6,741,828	$4,826,714	$6,341,480	$4,833,764	$6,771,886	$6,663,954	$14,963,423	$16,491,554

Unit Transactions:
Beginning of year	7,870,040	6,986,042	307,055	100,517	305,720	209,950	421,700	537,797	1,604,359	1,694,905
Purchased	149,615	375,431	3,875	7,478	6,680	17,325	5,698	1,852	31,492	21,530
Transferred between Sub-Accounts and Fixed Accumulation Account	(107,063)	1,391,299	123,503	204,655	105,820	96,787	41,445	(70,256)	(63,786)	45,890
Withdrawn, Surrendered and Annuitized	(685,317)	(882,732)	(33,792)	(5,595)	(49,117)	(18,342)	(55,956)	(47,693)	(197,763)	(157,966)
End of year	7,227,275	7,870,040	400,641	307,055	369,103	305,720	412,887	421,700	1,374,302	1,604,359

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	GS4		GS5		GS7		IV1		IV2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Yea Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$10,945	$9,493	$(94,270)	$(16,789)	$(43,332)	$(23,670)	$(30,408)	$(26,979)	$(56,906)	$(50,286)
Net realized gains (losses)	187,446	2,841	8,249	(449,393)	195,692	27,037	168,246	175,707	168,053	61,232
Net unrealized gains (losses)	(40,868)	1,000,672	979,422	1,401,435	(141,929)	284,761	42,058	93,378	37,485	432,182
Increase (Decrease) in net assets from operations	$157,523	$1,013,006	$893,401	$935,253	$10,431	$288,128	$179,896	$242,106	$148,632	$443,128

Participant Transactions:
Accumulation Activity:
Purchase payments received	$21,939	$29,198	$67,007	$9,557	$16,402	$32,310	$8,524	$38,865	$17,022	$127,182
Net transfers between Sub-Accounts and Fixed Account	610,238	576,100	(1,320,023)	964,242	(442,436)	899,639	(45,837)	(80,997)	117,647	246,651
Withdrawals, surrenders, annuitizations and contract charges	(1,166,095)	(561,673)	(854,248)	(641,356)	(690,867)	(185,371)	(142,030)	(161,652)	(261,566)	(182,982)
Net accumulation activity	$(533,918)	$43,625	$(2,107,264)	$332,443	$(1,116,901)	$746,578	$(179,343)	$(203,784)	$(126,897)	$190,851

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(2,760)	(2,509)	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(1)	-	(796)	(702)	-		-	-	-	-
Net annuitization activity	$(1)	$-	$(3,556)	$(3,211)	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from
Participan owner transactions	$(533,919)	$43,625	$(2,110,820)	$329,232	$(1,116,901)	$746,578	$(179,343)	$(203,784)	$(126,897)	$190,851

Increase (Decrease) in net assets	$(376,396)	$1,056,631	$(1,217,419)	$1,264,485	$(1,106,470)	$1,034,706	$553	$38,322	$21,735	$633,979

Net Assets:
Beginning of year	$7,051,742	$5,995,111	$9,614,462	$8,349,977	$4,134,445	$3,099,739	$2,087,945	$2,049,623	$3,776,289	$3,142,310
End of year	$6,675,346	$7,051,742	$8,397,043	$9,614,462	$3,027,975	$4,134,445	$2,088,498	$2,087,945	$3,798,024	$3,776,289

Unit Transactions:
Beginning of year	643,199	642,298	993,729	965,025	444,078	351,482	236,847	265,834	390,021	367,540
Purchased	1,950	2,715	6,332	987	1,957	2,678	989	3,512	1,479	11,356
Transferred between Sub-Accounts and Fixed Accumulation Account	59,619	55,683	(145,435)	101,323	(39,865)	110,965	(8,696)	(11,567)	12,908	32,663
Withdrawn, Surrendered and Annuitized	(106,342)	(57,497)	(83,468)	(73,606)	(79,740)	(21,047)	(16,516)	(20,932)	(28,627)	(21,538)
End of year	598,426	643,199	771,158	993,729	326,430	444,078	212,624	236,847	375,781	390,021

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	JP1		JP2		JP3		LA1		LA2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(13,158)	$(73,188)	$(23,718)	$(39,144)	$(91,860)	$(84,388)	$(1,034,008)	$(1,145,654)	$(1,169,831)	$(1,108,282)
Net realized gains (losses)	(463,620)	(386,078)	55,318	(157,281)	1,007,920	3,597	14,746,624	3,529,477	10,706,605	4,071,580
Net unrealized gains (losses)	433,813	1,243,005	345,620	915,899	(810,627)	1,406,865	(11,040,394)	16,266,934	(2,772,631)	15,676,675
Increase (Decrease) in net assets from operations	$(42,965)	$783,739	$377,220	$719,474	$105,433	$1,326,074	$2,672,222	$18,650,757	$6,764,143	$18,639,973

Participant Transactions:
Accumulation Activity:
Purchase payments received	$116,089	$22,912	$27,568	$4,170	$18,394	$51,682	$2,200,942	$6,733,293	$1,788,758	$4,963,186
Net transfers between Sub-Accounts and Fixed Account	(562,527)	(1,266,600)	(157,484)	(278,841)	8,576	213,025	3,741,624	11,446,257	5,352,429	8,548,724
Withdrawals, surrenders, annuitizations and contract charges	(1,572,361)	(868,616)	(847,991)	(415,022)	(795,472)	(442,779)	(17,591,187)	(14,123,562)	(10,081,227)	(6,463,542)
Net accumulation activity	$(2,018,799)	$(2,112,304)	$(977,907)	$(689,693)	$(768,502)	$(178,072)	$(11,648,621)	$4,055,988	$(2,940,040)	$7,048,368

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(16,569)	(16,034)	(1,931)	(2,530)	(299)	(654)	(54,317)	(32,370)	(17,796)	(15,600)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	87,573	(1,330)	(361)	(465)	(55)	(340)	(1,104)	(2,406)	48	5,816
Net annuitization activity	$71,004	$(17,364)	$(2,292)	$(2,995)	$(354)	$(994)	$(55,421)	$(34,776)	$(17,748)	$(9,784)
Increase (Decrease) in net assets from
Participan owner transactions	$(1,947,795)	$(2,129,668)	$(980,199)	$(692,688)	$(768,856)	$(179,066)	$(11,704,042)	$4,021,212	$(2,957,788)	$7,038,584

Increase (Decrease) in net assets	$(1,990,760)	$(1,345,929)	$(602,979)	$26,786	$(663,423)	$1,147,008	$(9,031,820)	$22,671,969	$3,806,355	$25,678,557

Net Assets:
Beginning of year	$10,721,269	$12,067,198	$4,893,824	$4,867,038	$6,626,292	$5,479,284	$188,671,788	$165,999,819	$104,214,749	$78,536,192
End of year	$8,730,509	$10,721,269	$4,290,845	$4,893,824	$5,962,869	$6,626,292	$179,639,968	$188,671,788	$108,021,104	$104,214,749

Unit Transactions:
Beginning of year	1,162,485	1,418,266	496,484	573,871	511,581	526,385	14,554,694	14,220,415	7,462,770	6,889,740
Purchased	12,544	2,591	2,658	465	1,296	5,389	168,708	542,680	125,223	394,458
Transferred between Sub-Accounts and Fixed Accumulation Account	(65,556)	(159,810)	(12,112)	(31,429)	8,451	13,127	278,528	953,042	385,935	707,709
Withdrawn, Surrendered and Annuitized	(168,559)	(98,562)	(86,663)	(46,423)	(62,594)	(33,320)	(1,380,729)	(1,161,443)	(709,026)	(529,137)
End of year	940,914	1,162,485	400,367	496,484	458,734	511,581	13,621,201	14,554,694	7,264,902	7,462,770

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	LA3		CAS		EGS		GSS		HYS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(62,762)	$(37,219)	$(99,223)	$(185,213)	$(317,203)	$(367,117)	$1,231,875	$2,013,027	$1,659,678	$1,734,071
Net realized gains (losses)	569,206	174,990	(702,739)	(1,509,131)	(687,471)	(2,428,035)	(416,442)	(275,654)	432,165	153,249
Net unrealized gains (losses)	484,349	400,015	642,165	2,870,078	2,468,875	5,264,283	(502,032)	(696,342)	(1,992,168)	137,451
Increase (Decrease) in net assets from operations	$990,793	$537,786	$(159,797)	$1,175,734	$1,464,201	$2,469,131	$313,401	$1,041,031	$99,675	$2,024,771

Participant Transactions:
Accumulation Activity:
Purchase payments received	$17,326	$20,182	$62,795	$83,561	$121,580	$119,041	$371,357	$533,299	$124,110	$172,833
Net transfers between Sub-Accounts and Fixed Account	776,214	1,584,757	(1,763,803)	(12,354)	(1,918,708)	(2,046,582)	(2,028,305)	(7,996,435)	(3,262,638)	(2,326,068)
Withdrawals, surrenders, annuitizations and contract charges	(323,098)	(197,379)	(1,235,733)	(1,494,633)	(3,009,626)	(2,955,127)	(6,660,829)	(7,804,472)	(3,409,939)	(2,562,609)
Net accumulation activity	$470,442	$1,407,560	$(2,936,741)	$(1,423,426)	$(4,806,754)	$(4,882,668)	$(8,317,777)	$(15,267,608)	$(6,548,467)	$(4,715,844)

Annuitization Activity:
Annuitizations	$-	$-	$-	$13,492	$-	$22,510	$-	$-	$-	$7,457
Annuity payments and contract charges	(1,679)	-	(7,686)	(7,529)	(16,534)	(16,381)	(10,499)	(10,583)	(12,683)	(14,594)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(233)	-	18,612	(1,114)	30,142	(2,774)	(598)	(900)	(1,248)	(1,977)
Net annuitization activity	$(1,912)	$-	$10,926	$4,849	$13,608	$3,355	$(11,097)	$(11,483)	$(13,931)	$(9,114)
Increase (Decrease) in net assets from participant owner transactions	$468,530	$1,407,560	$(2,925,815)	$(1,418,577)	$(4,793,146)	$(4,879,313)	$(8,328,874)	$(15,279,091)	$(6,562,398)	$(4,724,958)

Increase (Decrease) in net assets	$1,459,323	$1,945,346	$(3,085,612)	$(242,843)	$(3,328,945)	$(2,410,182)	$(8,015,473)	$(14,238,060)	$(6,462,723)	$(2,700,187)

Net Assets:
Beginning of year	$3,909,396	$1,964,050	$13,659,827	$13,902,670	$24,693,466	$27,103,648	$40,625,793	$54,863,853	$26,416,955	$29,117,142
End of year	$5,368,719	$3,909,396	$10,574,215	$13,659,827	$21,364,521	$24,693,466	$32,610,320	$40,625,793	$19,954,232	$26,416,955

Unit Transactions:
Beginning of year	358,522	213,445	1,891,535	2,125,014	3,432,360	4,195,519	3,177,865	4,388,719	2,128,350	2,531,621
Purchased	1,444	1,602	7,059	13,218	15,888	19,908	28,463	42,269	9,733	15,031
Transferred between Sub-Accounts and Fixed
Accumulation Account	57,983	163,082	(259,778)	(19,011)	(277,382)	(343,444)	(158,510)	(638,388)	(268,412)	(199,691)
Withdrawn, Surrendered and Annuitized	(28,265)	(19,607)	(175,719)	(227,686)	(395,997)	(439,623)	(519,202)	(614,735)	(273,407)	(218,611)
End of year	389,684	358,522	1,463,097	1,891,535	2,774,869	3,432,360	2,528,616	3,177,865	1,596,264	2,128,350

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	M1A		M1B		MFC		MFD		MFE
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(709,448)	$(718,931)	$(122,490)	$(159,349)	$989,919	$950,532	$(21,888)	$(29,744)	$(57,566)	$18,844
Net realized gains (losses)	2,155,270	1,148,181	104,916	18,506	3,467	582,246	70,563	10,810	817,705	298,733
Net unrealized gains (losses)	(106,009)	1,974,239	249,063	891,136	(1,009,417)	(438,839)	(87,153)	179,683	484,564	1,454,808
Increase (Decrease) in net assets from operations	$1,339,813	$2,403,489	$231,489	$750,293	$(16,031)	$1,093,939	$(38,478)	$160,749	$1,244,703	$1,772,385

Participant Transactions:
Accumulation Activity:
Purchase payments received	$1,016,621	$3,967,475	$105,197	$216,204	$137,730	$183,868	$20,349	$178,441	$103,920	$122,429
Net transfers between Sub-Accounts and Fixed Account	(1,788,335)	3,135,627	(498,141)	(967,521)	(1,568,586)	(894,255)	(381,136)	316,887	912,328	416,884
Withdrawals, surrenders, annuitizations and contract charges	(3,829,655)	(3,871,856)	(856,397)	(650,032)	(1,257,520)	(974,264)	(234,917)	(219,789)	(1,208,373)	(740,907)
Net accumulation activity	$(4,601,369)	$3,231,246	$(1,249,341)	$(1,401,349)	$(2,688,376)	$(1,684,651)	$(595,704)	$275,539	$(192,125)	$(201,594)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(4,665)	(4,653)	-	-	-	-	-	-	(69)	(55)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	861	509	-	-	-	-	-	-	(4)	(4)
Net annuitization activity	$(3,804)	$(4,144)	$-	$-	$-	$-	$-	$-	$(73)	$(59)
Increase (Decrease) in net assets from participant owner transactions	$(4,605,173)	$3,227,102	$(1,249,341)	$(1,401,349)	$(2,688,376)	$(1,684,651)	$(595,704)	$275,539	$(192,198)	$(201,653)

Increase (Decrease) in net assets	$(3,265,360)	$5,630,591	$(1,017,852)	$(651,056)	$(2,704,407)	$(590,712)	$(634,182)	$436,288	$1,052,505	$1,570,732

Net Assets:
Beginning of year	$46,625,744	$40,995,153	$10,664,342	$11,315,398	$16,139,308	$16,730,020	$2,141,711	$1,705,423	$8,083,886	$6,513,154
End of year	$43,360,384	$46,625,744	$9,646,490	$10,664,342	$13,434,901	$16,139,308	$1,507,529	$2,141,711	$9,136,391	$8,083,886

Unit Transactions:
Beginning of year	4,509,615	4,285,431	1,147,235	1,302,763	1,255,887	1,401,637	228,056	203,868	683,728	711,851
Purchased	99,719	324,022	10,921	22,378	10,566	14,914	2,177	14,529	7,418	11,891
Transferred between Sub-Accounts and Fixed
Accumulation Account	(174,889)	334,508	(55,873)	(103,975)	(127,527)	(81,304)	(43,895)	35,125	68,002	33,674
Withdrawn, Surrendered and Annuitized	(390,597)	(434,346)	(93,013)	(73,931)	(98,429)	(79,360)	(26,485)	(25,466)	(92,682)	(73,688)
End of year	4,043,848	4,509,615	1,009,270	1,147,235	1,040,497	1,255,887	159,853	228,056	666,466	683,728

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MFF		MFJ		MFK		MFL		MIS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(37,715)	$(39,572)	$588,780	$511,958	$770,852	$1,211,197	$(40,988)	$(45,354)	$(240,964)	$(422,072)
Net realized gains (losses)	105,555	52,761	3,519,715	946,894	(349,311)	(371,695)	159,019	75,501	(1,602,763)	(3,259,913)
Net unrealized gains (losses)	101,248	261,141	(3,312,047)	5,152,635	(301,556)	(224,593)	230,153	525,094	2,444,966	5,731,349
Increase (Decrease) in net assets from operations	$169,088	$274,330	$796,448	$6,611,487	$119,985	$614,909	$348,184	$555,241	$601,239	$2,049,364

Participant Transactions:
Accumulation Activity:
Purchase payments received	$18,007	$132,334	$1,638,231	$15,979,343	$576,309	$1,104,518	$85,414	$309,493	$270,492	$141,584
Net transfers between Sub-Accounts and Fixed Account	(179,705)	90,511	(213,763)	3,660,923	(1,238,079)	(6,223,428)	57,787	(461,493)	(2,813,214)	(2,634,514)
Withdrawals, surrenders, annuitizations and contract charges	(180,390)	(499,469)	(6,309,419)	(8,706,239)	(3,197,219)	(4,372,353)	(488,694)	(618,167)	(3,525,438)	(2,712,243)
Net accumulation activity	$(342,088)	$(276,624)	$(4,884,951)	$10,934,027	$(3,858,989)	$(9,491,263)	$(345,493)	$(770,167)	$(6,068,160)	$(5,205,173)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$18,950	$-	$-
Annuity payments and contract charges	-	-	(28,477)	(27,368)	(847)	(857)	(4,198)	(4,048)	(8,313)	(8,674)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(1,884)	(2,606)	(36)	(47)	(219)	(163)	(997)	(1,061)
Net annuitization activity	$-	$-	$(30,361)	$(29,974)	$(883)	$(904)	$(4,417)	$14,739	$(9,310)	$(9,735)
Increase (Decrease) in net assets from participant owner transactions	$(342,088)	$(276,624)	$(4,915,312)	$10,904,053	$(3,859,872)	$(9,492,167)	$(349,910)	$(755,428)	$(6,077,470)	$(5,214,908)

Increase (Decrease) in net assets	$(173,000)	$(2,294)	$(4,118,864)	$17,515,540	$(3,739,887)	$(8,877,258)	$(1,726)	$(200,187)	$(5,476,231)	$(3,165,544)

Net Assets:
Beginning of year	$2,851,183	$2,853,477	$80,195,913	$62,680,373	$27,798,546	$36,675,804	$6,549,300	$6,749,487	$29,345,425	$32,510,969
End of year	$2,678,183	$2,851,183	$76,077,049	$80,195,913	$24,058,659	$27,798,546	$6,547,574	$6,549,300	$23,869,194	$29,345,425

Unit Transactions:
Beginning of year	296,488	334,738	6,635,879	5,722,681	2,514,641	3,381,658	641,452	716,658	4,227,994	5,040,025
Purchased	1,764	10,040	134,873	1,402,637	51,982	105,053	8,239	27,424	38,439	20,025
Transferred between Sub-Accounts and Fixed
Accumulation Account	(23,091)	4,342	(22,333)	312,983	(115,678)	(572,473)	3,135	(42,506)	(403,521)	(431,731)
Withdrawn, Surrendered and Annuitized	(18,635)	(52,632)	(516,941)	(802,422)	(284,556)	(399,597)	(47,875)	(60,124)	(526,020)	(400,325)
End of year	256,526	296,488	6,231,478	6,635,879	2,166,389	2,514,641	604,951	641,452	3,336,892	4,227,994

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MIT		MMS		NWD		TRS		UTS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(113,681)	$(111,916)	$38,558	$(19,773)	$(526,186)	$(564,828)	$601,338	$558,013	$(148,652)	$150,290
Net realized gains (losses)	(694,909)	(1,506,754)	-	-	1,719,976	(395,977)	2,223,296	343,916	367,254	(1,837,513)
Net unrealized gains (losses)	2,122,033	4,078,396	-	-	(79,703)	3,236,155	(2,074,796)	4,073,923	4,570,683	9,082,133
Increase (Decrease) in net assets from operations	$1,313,443	$2,459,726	$38,558	$(19,773)	$1,114,087	$2,275,350	$749,838	$4,975,852	$4,789,285	$7,394,910

Participant Transactions:
Accumulation Activity:
Purchase payments received	$102,644	$360,869	$120,955	$236,327	$323,572	$353,006	$288,079	$587,570	$287,282	$358,591
Net transfers between Sub-Accounts and Fixed Account	(1,758,858)	(1,706,418)	(214,523)	1,376,033	(2,337,787)	1,738,247	1,606,954	22,228	1,395,944	(292,544)
Withdrawals, surrenders, annuitizations and contract charges	(3,188,439)	(2,668,011)	(1,096,844)	(1,389,106)	(4,075,010)	(3,208,108)	(8,011,683)	(5,591,650)	(4,998,179)	(3,467,879)
Net accumulation activity	$(4,844,653)	$(4,013,560)	$(1,190,412)	$223,254	$(6,089,225)	$(1,116,855)	$(6,116,650)	$(4,981,852)	$(3,314,953)	$(3,401,832)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$7,972
Annuity payments and contract charges	(17,696)	(16,028)	-	-	(4,104)	(3,431)	(31,907)	(11,568)	(91,802)	(59,380)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(2,839)	(4,688)	-	-	(2,291)	2,313	(1,300)	(1,842)	704,435	(6,696)
Net annuitization activity	$(20,535)	$(20,716)	$-	$-	$(6,395)	$(1,118)	$(33,207)	$(13,410)	$612,633	$(58,104)
Increase (Decrease) in net assets from participant owner transactions	$(4,865,188)	$(4,034,276)	$(1,190,412)	$223,254	$(6,095,620)	$(1,117,973)	$(6,149,857)	$(4,995,262)	$(2,702,320)	$(3,459,936)

Increase (Decrease) in net assets	$(3,551,745)	$(1,574,550)	$(1,151,854)	$203,481	$(4,981,533)	$1,157,377	$(5,400,019)	$(19,410)	$2,086,965	$3,934,974

Net Assets:
Beginning of year	$25,813,920	$27,388,470	$3,575,629	$3,372,148	$40,726,503	$39,569,126	$53,629,734	$53,649,144	$32,174,241	$28,239,267
End of year	$22,262,175	$25,813,920	$2,423,775	$3,575,629	$35,744,970	$40,726,503	$48,229,715	$53,629,734	$34,261,206	$32,174,241

Unit Transactions:
Beginning of year	2,926,859	3,429,237	318,670	298,820	4,180,165	4,304,375	4,027,577	4,431,211	2,734,745	3,072,250
Purchased	11,294	42,994	10,689	21,064	36,659	38,993	21,419	45,836	20,721	35,916
Transferred between Sub-Accounts and Fixed
Accumulation Account	(204,664)	(218,441)	(18,949)	118,956	(247,302)	178,579	120,852	1,674	110,107	(23,724)
Withdrawn, Surrendered and Annuitized	(358,259)	(326,931)	(97,174)	(120,170)	(429,201)	(341,782)	(605,090)	(451,144)	(395,926)	(349,697)
End of year	2,375,230	2,926,859	213,236	318,670	3,540,321	4,180,165	3,564,758	4,027,577	2,469,647	2,734,745

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	OP1		OP2		OP3		OP4		PHY
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(49,456)	$(21,109)	$(129,420)	$(123,090)	$(38,464)	$(44,176)	$(1,456)	$2,316	$3,940,295	$3,658,840
Net realized gains (losses)	83,183	16,652	512,148	1,702,924	438,596	121,566	74,538	18,540	1,628,658	1,473,132
Net unrealized gains (losses)	231,412	534,360	825,114	(117,899)	(464,637)	407,327	(22,035)	125,242	(3,683,435)	450,050
Increase (Decrease) in net assets from operations	$265,139	$529,903	$1,207,842	$1,461,935	$(64,505)	$484,717	$51,047	$146,098	$1,885,518	$5,582,022

Participant Transactions:
Accumulation Activity:
Purchase payments received	$21,331	$37,207	$34,061	$19,030	$16,375	$13,945	$1,039	$27,779	$1,783,483	$6,311,949
Net transfers between Sub-Accounts and Fixed Account	(197,603)	(393,084)	(610,089)	(473,423)	(171,690)	(638,471)	(80,489)	(129,501)	6,182,014	7,419,254
Withdrawals, surrenders, annuitizations and contract charges	(574,538)	(706,358)	(862,097)	(973,566)	(276,292)	(372,136)	(342,598)	(217,949)	(7,511,145)	(5,564,794)
Net accumulation activity	$(750,810)	$(1,062,235)	$(1,438,125)	$(1,427,959)	$(431,607)	$(996,662)	$(422,048)	$(319,671)	$454,352	$8,166,409

Annuitization Activity:
Annuitizations	$-	$-	$-	$25,362	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(6,083)	(5,782)	(14,347)	(12,371)	(3,178)	(3,205)	-	-	(6,704)	(6,672)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	42,053	(296)	(2,073)	(1,943)	(379)	(1,020)	-	-	735	438
Net annuitization activity	$35,970	$(6,078)	$(16,420)	$11,048	$(3,557)	$(4,225)	$-	$-	$(5,969)	$(6,234)
Increase (Decrease) in net assets from participant owner transactions	$(714,840)	$(1,068,313)	$(1,454,545)	$(1,416,911)	$(435,164)	$(1,000,887)	$(422,048)	$(319,671)	$448,383	$8,160,175

Increase (Decrease) in net assets	$(449,701)	$(538,410)	$(246,703)	$45,024	$(499,669)	$(516,170)	$(371,001)	$(173,573)	$2,333,901	$13,742,197

Net Assets:
Beginning of year	$5,452,107	$5,990,517	$9,290,313	$9,245,289	$3,170,666	$3,686,836	$1,724,996	$1,898,569	$79,762,456	$66,020,259
End of year	$5,002,406	$5,452,107	$9,043,610	$9,290,313	$2,670,997	$3,170,666	$1,353,995	$1,724,996	$82,096,357	$79,762,456

Unit Transactions:
Beginning of year	472,824	572,983	405,762	476,073	173,617	237,694	145,797	175,394	5,662,497	5,046,425
Purchased	1,809	3,553	1,110	970	558	970	43	2,365	120,902	493,023
Transferred between Sub-Accounts and Fixed
Accumulation Account	(17,333)	(37,625)	(25,316)	(24,924)	(9,596)	(41,906)	(6,817)	(15,515)	429,389	548,108
Withdrawn, Surrendered and Annuitized	(49,230)	(66,087)	(37,302)	(46,357)	(17,344)	(23,141)	(28,839)	(16,447)	(527,033)	(425,059)
End of year	408,070	472,824	344,254	405,762	147,235	173,617	110,184	145,797	5,685,755	5,662,497

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	PMB		PRR		PTR		RX1		RX2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$2,180,696	$1,324,931	$257,811	$(92,272)	$1,855,921	$261,318	$(13,398)	$(18,729)	$(29,557)	$(53,720)
Net realized gains (losses)	2,578,617	4,755,996	410,496	737,438	2,040,455	1,816,930	66,894	158,215	198,450	319,380
Net unrealized gains (losses)	727,115	(287,486)	(550,058)	587,966	(3,053,475)	878,511	(23,891)	11,436	(276,341)	(211,553)
Increase (Decrease) in net assets from operations	$5,486,428	$5,793,441	$118,249	$1,233,132	$842,901	$2,956,759	$29,605	$150,922	$(107,448)	$54,107

Participant Transactions:
Accumulation Activity:
Purchase payments received	$1,455,690	$5,070,024	$363,870	$587,414	$2,253,523	$10,997,059	$9,168	$808	$28,927	$77,243
Net transfers between Sub-Accounts and Fixed Account	3,768,731	4,253,619	2,364,599	4,241,308	7,492,889	13,380,049	236,322	(111,007)	(1,103,971)	(1,106,725)
Withdrawals, surrenders, annuitizations and contract charges	(5,758,371)	(4,234,916)	(1,942,083)	(1,398,502)	(10,550,371)	(7,725,724)	(272,865)	(147,879)	(469,579)	(359,829)
Net accumulation activity	$(533,950)	$5,088,727	$786,386	$3,430,220	$(803,959)	$16,651,384	$(27,375)	$(258,078)	$(1,544,623)	$(1,389,311)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(9,197)	(7,848)	(385)	(603)	(6,399)	(6,384)	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	868	(1,524)	(66)	(1)	767	411	-	-	-	-
Net annuitization activity	$(8,329)	$(9,372)	$(451)	$(604)	$(5,632)	$(5,973)	$-	$-	$-	$-
Increase (Decrease) in net assets from participant owner transactions	$(542,279)	$5,079,355	$785,935	$3,429,616	$(809,591)	$16,645,411	$(27,375)	$(258,078)	$(1,544,623)	$(1,389,311)

Increase (Decrease) in net assets	$4,944,149	$10,872,796	$904,184	$4,662,748	$33,310	$19,602,170	$2,230	$(107,156)	$(1,652,071)	$(1,335,204)

Net Assets:
Beginning of year	$61,554,549	$50,681,753	$19,484,866	$14,822,118	$104,630,759	$85,028,589	$1,155,170	$1,262,326	$2,922,248	$4,257,452
End of year	$66,498,698	$61,554,549	$20,389,050	$19,484,866	$104,664,069	$104,630,759	$1,157,400	$1,155,170	$1,270,177	$2,922,248

Unit Transactions:
Beginning of year	3,755,012	3,397,699	1,673,196	1,364,548	9,586,165	8,040,150	137,931	170,733	330,956	552,205
Purchased	83,923	357,313	30,709	53,243	202,773	1,038,335	1,151	86	3,548	8,403
Transferred between Sub-Accounts and Fixed
Accumulation Account	218,373	284,400	203,961	380,608	679,632	1,239,826	27,924	(12,935)	(120,849)	(179,124)
Withdrawn, Surrendered and Annuitized	(339,053)	(284,400)	(165,333)	(125,203)	(957,800)	(732,146)	(33,022)	(19,953)	(61,965)	(50,528)
End of year	3,718,255	3,755,012	1,742,533	1,673,196	9,510,770	9,586,165	133,984	137,931	151,690	330,956

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SB1		SB2		SB3		SB4		SC1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(3,938)	$(5,856)	$(1,189)	$438	$99,374	$98,358	$15,426	$13,459	$1,078,461	$(729,013)
Net realized gains (losses)	12,412	6,188	6,999	4,932	134,345	99,625	98,215	129,714	-	6
Net unrealized gains (losses)	10,646	49,834	22,731	44,602	(200,467)	(43,630)	(49,178)	94,890	-	-
Increase (Decrease) in net assets from operations	$19,120	$50,166	$28,541	$49,972	$33,252	$154,353	$64,463	$238,063	$1,078,461	$(729,007)

Participant Transactions:
Accumulation Activity:
Purchase payments received	$1,538	$-	$42	$-	$39,305	$21,259	$46,244	$2,400	$4,135,335	$8,237,827
Net transfers between Sub-Accounts and Fixed Account	53,322	43,272	7,434	61,392	176,086	27,997	112,522	650,184	2,206,835	24,461,372
Withdrawals, surrenders, annuitizations and contract charges	(91,950)	(93,308)	(55,120)	(58,931)	(403,534)	(311,864)	(655,495)	(562,217)	(24,628,971)	(27,089,415)
Net accumulation activity	$(37,090)	$(50,036)	$(47,644)	$2,461	$(188,143)	$(262,608)	$(496,729)	$90,367	$(18,286,801)	$5,609,784

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$113,170
Annuity payments and contract charges	-	-	-	-	(1,654)	(1,630)	(934)	(926)	(77,975)	(72,316)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	(459)	(598)	(85)	(157)	491,251	(119,054)
Net annuitization activity	$-	$-	$-	$-	$(2,113)	$(2,228)	$(1,019)	$(1,083)	$413,276	$(78,200)
Increase (Decrease) in net assets from contract
owner transactions	$(37,090)	$(50,036)	$(47,644)	$2,461	$(190,256)	$(264,836)	$(497,748)	$89,284	$(17,873,525)	$5,531,584

Increase (Decrease) in net assets	$(17,970)	$130	$(19,103)	$52,433	$(157,004)	$(110,483)	$(433,285)	$327,347	$(16,795,064)	$4,802,577

Net Assets:
Beginning of year	$712,430	$712,300	$601,852	$549,419	$3,084,437	$3,194,920	$3,692,182	$3,364,835	$102,780,734	$97,978,157
End of year	$694,460	$712,430	$582,749	$601,852	$2,927,433	$3,084,437	$3,258,897	$3,692,182	$85,985,670	$102,780,734

Unit Transactions:
Beginning of year	43,010	45,933	46,159	45,865	208,946	227,701	311,151	303,978	9,989,638	9,408,598
Purchased	95	-	-	-	2,599	1,514	3,873	213	404,192	813,396
Transferred between Sub-Accounts and Fixed Accumulation Account	3,307	2,825	563	5,114	12,153	1,946	9,886	56,492	(213,894)	2,377,954
Withdrawn, Surrendered and Annuitized	(5,547)	(5,748)	(4,185)	(4,820)	(27,551)	(22,215)	(55,502)	(49,532)	(1,970,545)	(2,610,310)
End of year	40,865	43,010	42,537	46,159	196,147	208,946	269,408	311,151	8,209,391	9,989,638

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SC2		SC3		SC5		SC7		SCB
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$1,550,352	$1,793,407	$48,161	$84,942	$(1,201,130)	$(1,146,038)	$(390,981)	$(374,902)	$9,568,421	$(1,183,459)
Net realized gains (losses)	962,556	1,083,084	11,489,176	6,577,955	6,931,405	2,059,352	2,131,415	899,203	3,975,671	8,848,001
Net unrealized gains (losses)	(2,288,322)	(437,709)	(5,788,440)	12,148,408	5,779,308	9,702,891	2,231,472	4,262,926	(11,530,162)	4,149,403
Increase (Decrease) in net assets from operations	$224,586	$2,438,782	$5,748,897	$18,811,305	$11,509,583	$10,616,205	$3,971,906	$4,787,227	$2,013,930	$11,813,945

Participant Transactions:
Accumulation Activity:
Purchase payments received	$723,038	$455,187	$1,185,582	$3,253,176	$1,048,065	$2,272,911	$574,867	$414,324	$1,389,783	$4,413,261
Net transfers between Sub-Accounts and Fixed Account	(966,611)	(5,447,625)	(878,290)	(3,511,148)	(2,972,407)	5,157,625	2,835,053	4,690,937	1,557,786	5,097,078
Withdrawals, surrenders, annuitizations and contract charges	(5,674,625)	(5,097,429)	(6,619,326)	(5,468,009)	(6,956,701)	(5,545,786)	(5,353,749)	(3,715,700)	(7,242,261)	(5,546,034)
Net accumulation activity	$(5,918,198)	$(10,089,867)	$(6,312,034)	$(5,725,981)	$(8,881,043)	$1,884,750	$(1,943,829)	$1,389,561	$(4,294,692)	$3,964,305

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$	$-	$33,983	$	$23,531
Annuity payments and contract charges	(25,313)	(56,510)	(19,784)	(15,889)	(15,016)	(11,174)	(13,126)	(12,417)	(19,543)	(17,506)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(2,131)	(3,465)	(1,420)	1,365	(9,091)	(517)	(9,479)	(6,834)	(969)	(3,784)
Net annuitization activity	$(27,444)	$(59,975)	$(21,204)	$(14,524)	$(24,107)	$(11,691)	$(22,605)	$14,732	$(20,512)	$2,241
Increase (Decrease) in net assets from contract
owner transactions	$(5,945,642)	$(10,149,842)	$(6,333,238)	$(5,740,505)	$(8,905,150)	$1,873,059	$(1,966,434)	$1,404,293	$(4,315,204)	$3,966,546

Increase (Decrease) in net assets	$(5,721,056)	$(7,711,060)	$(584,341)	$13,070,800	$2,604,433	$12,489,264	$2,005,472	$6,191,520	$(2,301,274)	$15,780,491

Net Assets:
Beginning of year	$51,252,953	$58,964,013	$74,964,847	$61,894,047	$84,049,652	$71,560,388	$49,162,052	$42,970,532	$84,451,283	$68,670,792
End of year	$45,531,897	$51,252,953	$74,380,506	$74,964,847	$86,654,085	$84,049,652	$51,167,524	$49,162,052	$82,150,009	$84,451,283

Unit Transactions:
Beginning of year	3,916,087	4,713,218	3,421,485	3,686,003	5,905,259	5,764,598	4,738,650	4,594,007	5,487,756	5,188,084
Purchased	49,264	36,680	55,240	221,889	69,440	176,692	55,689	40,985	92,345	315,766
Transferred between Sub-Accounts and Fixed Accumulation Account	(72,016)	(432,802)	(25,099)	(184,877)	(216,184)	400,437	275,093	490,138	92,611	390,075
Withdrawn, Surrendered and Annuitized	(429,710)	(401,009)	(293,169)	(301,530)	(465,154)	(436,468)	(508,978)	(386,480)	(488,802)	(406,169)
End of year	3,463,625	3,916,087	3,158,457	3,421,485	5,293,361	5,905,259	4,560,454	4,738,650	5,183,910	5,487,756

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SCM
	Sub-Account
	Year Ended	Year Ended
	December 31,	December 31,
	2005	2004
Operations:
Net investment income (loss)	$327,482	$(30,858)
Net realized gains (losses)	94,662	591,662
Net unrealized gains (losses)	(557,634)	7,342
Increase (Decrease) in net assets from operations	$(135,490)	$568,146

Participant Transactions:
Accumulation Activity:
Purchase payments received	$25,369	$166,820
Net transfers between Sub-Accounts and Fixed Account	(1,281,076)	918,045
Withdrawals, surrenders, annuitizations and contract charges	(207,096)	(107,593)
Net accumulation activity	$(1,462,803)	$977,272

Annuitization Activity:
Annuitizations	$-	$-
Annuity payments and contract charges	(3,734)	(5,756)
Net transfers between Sub-Accounts	-	-
Adjustments to annuity reserves	(1,423)	1,815
Net annuitization activity	$(5,157)	$(3,941)
Increase (Decrease) in net assets from contract
owner transactions	$(1,467,960)	$973,331

Increase (Decrease) in net assets	$(1,603,450)	$1,541,477

Net Assets:
Beginning of year	$3,913,237	$2,371,760
End of year	$2,309,787	$3,913,237

Unit Transactions:
Beginning of year	271,452	201,242
Purchased	2,020	9,749
Transferred between Sub-Accounts and Fixed Accumulation Account	(96,056)	67,539
Withdrawn, Surrendered and Annuitized	(14,633)	(7,078)
End of year	162,783	271,452

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the ''Variable Account'') is a separate account of Sun Life Assurance Company of Canada (U.S.), (the ''Sponsor''), and was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts, Futurity Accolade contracts, Futurity Focus II contracts, Futurity III contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts (collectively, the ''Contracts'') and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust and exists in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds (the "Funds") registered under the Investment Act of 1940, as amended. With respect to the Futurity contracts, the Funds are: AIM Variable Insurance Fund, Inc., The Alger American Fund, Credit Suisse Institutional Fund, Inc., Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust and Salomon Brothers Variable Series Funds, Inc. With respects to the Futurity II contracts, the Funds are: AIM Variable Insurance Fund, Inc., Arnhold and S. Bleichroader Advisers, Inc., The Alger American Fund, Alliance Variable Products Series Fund, Inc., Credit Suisse Institutional Fund, Inc., Fidelity Variable Insurance Products Funds, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc., J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and Franklin Variable Insurance Products Funds. With respect to the Futurity Focus contracts, the Funds are: AIM Variable Insurance Fund, Inc., The Alger American Fund, Credit Suisse Institutional Fund, Inc., Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/ Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust. With respect to the Futurity Accolade contracts, the Funds are: AIM Variable Insurance Fund, Inc., The Alger American Fund, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, Arnhold and S. Bleichroader Advisers, Inc., Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc. J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust. With respects to the Futurity Focus II contracts, Futurity III contracts and Futurity Select Four contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, Arnhold and S. Bleichroader Advisers, Inc., Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc. J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust. With respects to the Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts, the Funds are: AIM Variable Insurance Fund, Inc., Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, Arnhold and S. Bleichroader Advisers, Inc., Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc., Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Futurity contracts	1.25%
Futurity II contracts	1.25%
Futurity Focus contracts	1.00%
Futurity Accolade contracts	1.30%	1.45%	1.55%	1.70%
Futurity Focus II contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Futurity III contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Futurity Select Four contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Futurity Select Four Plus contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Futurity Select Seven contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Futurity Select Freedom contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Futurity Select Incentive contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%

Each year on the account anniversary, an account administration fee (''Account Fee'') equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts, Futurity Accolade contracts and Futurity III contracts and $50 in the case of Futurity Focus contracts, Futurity Focus II contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts or 2% of the participant's account value in account years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Futurity Select Seven and Futurity Select Incentive and an effective annual rate of 0.20% of the net assets attributable to Futurity Select Four Plus and Futurity Select Freedom contracts.

Massachusetts Financial Services Company is the investment adviser to the MFS/Sun Life Series Trust. Sun Capital Advisers Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .60% to 1.23% and .65% to 1.25% of the Fund's net assets, respectively.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn when applicable, may be deducted to cover certain expenses relating to the sale of Futurity Select Four and Futurity II contracts; 7% for Futurity III contracts and 8% for Futurity, Futurity Focus, Futurity Accolade, Futurity Select Four Plus, Futurity Select Seven and Futurity Select Incentive contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.

For the year ended December 31, 2005, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders and annuitizations" line of the Statement of Changes in Net Assets.

	Contract Charges	Surrender Charges
AIM Variable Insurance Fund, Inc.
V.I. Growth Fund Series 2	$312	$202
V.I. Core Equity Fund Series 2	291	15
V.I. Capital Appreciation Fund	13,426	10,193
V.I. Growth Fund	18,202	16,629
V.I. Growth and Income Fund	15,197	20,136
V.I. International Equity Fund	12,358	19,305
V.I. Value Fund	2,202	3,027
V.I. Capital Appreciation Fund Series 2	444	766
V.I. International Growth Fund Series 2	261	423
V.I. Premier Equity Fund Series 2	184	281
Arnhold and S. Bleichroader Advisers, Inc.
First Eagle SoGen Overseas Variable Fund	29,251	195,959
The Alger American Fund
Growth Portfolio	15,723	35,037
Income and Growth Portfolio	11,017	28,973
Small Capitalization Portfolio	4,289	9,978
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	3,420	17,202
Technology Fund	1,312	2,836
Growth and Income Fund	11,621	212,047
Worldwide Privatization Fund	2,740	11,265
Quasar Fund	715	5,099
Credit Suisse Institutional Fund, Inc.
Emerging Markets Portfolio	603	2,494
International Equity Portfolio	513	253

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

Credit Suisse Institutional Fund, Inc. - continued	Contract Charges	Surrender Charges
Global Post-Venture Capital Portfolio	$228	$1,403
Small Company Growth Portfolio	1,250	4,116
Fidelity Variable Insurance Products Funds
VIP Contrafund	12,683	66,764
VIP Overseas Fund	2,705	15,610
VIP Growth Fund	23,817	89,642
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2	2,984	4,748
Foreign Securities Fund Class 2	1,798	14,746
Goldman Sachs Variable Insurance Trust
VIT CORE Small Cap Equity Fund	2,028	7,165
VIT CORE US Equity Fund	6,108	15,354
VIT Growth and Income Fund	2,346	6,187
VIT International Equity Fund	3,203	2,990
VIT Capital Growth Fund	969	15,426
INVESCO Variable Investment Funds, Inc.
Dynamics Fund	774	1,514
Small Company Growth Fund	1,394	3,600
J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio	4,620	5,642
International Opportunities Portfolio	2,280	12,260
Small Company Portfolio	2,483	6,394
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	53,119	225,970
Mid Cap Value	35,917	168,986
International Portfolio	1,338	8,004
MFS/Sun Life Series Trust
Capital Appreciation Series	6,369	24,111
Emerging Growth Series	15,393	47,573
Government Securities Series	10,996	70,684
High Yield Series	7,830	22,097
New Discovery S Class	17,403	57,229
Massachusetts Investors Growth Stock S Class	4,012	10,403
High Yield S Class	4,318	14,201
Capital Appreciation S Class	1,076	3,508
Utilities S Class	2,637	26,691
Emerging Growth S Class	1,335	3,728
Total Return S Class	34,456	145,043
Government Securities S Class	11,459	81,075
Massachusetts Investors Trust S Class	3,098	8,709
Massachusetts Investors Growth Stock Series	11,862	36,257
Massachusetts Investors Trust Series	8,686	57,311
Money Market Series	2,092	3,148
New Discovery Series	13,225	56,183
Total Return Series	14,922	121,583
Utilities Series	11,333	82,402

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued
	Contract Charges	Surrender Charges
OCC Accumulation Trust
Equity Portfolio	$2,165	$3,056
Mid Cap Portfolio	2,274	12,787
Small Cap Portfolio	1,283	2,480
Managed Portfolio	540	5,098
PIMCO Variable Insurance Trust
High Yield Portfolio	20,806	74,253
Emerging Markets Bond Portfolio	19,763	81,183
Real Return Portfolio	6,079	31,399
Total Return Portfolio	25,296	117,843
Rydex Variable Trust
Nova Fund	505	9,645
OTC Fund	1,157	10,980
Salomon Brothers Variable Series Funds, Inc.
Capital Fund	349	195
Investors Fund	94	395
Strategic Bond Fund	727	2,265
Total Return Fund	942	2,107
Sun Capital Advisers Trust
Sun Capital Money Market Fund	34,059	525,450
Sun Capital Investment Grade Bond Fund	12,200	61,311
Sun Capital Real Estate Fund	28,514	94,637
SC Blue Chip Mid Cap Fund	26,111	120,316
SC Davis Venture Value Fund	13,335	57,829
SC Value Small Cap Fund	27,229	107,150
Sun Capital All Cap Fund	1,071	2,907

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year for Futurity, Futurity II, Futurity Focus and Futurity Accolade products and the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year for Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive products. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares of the Funds purchased and proceeds from the sales of shares of the Funds for each Sub-account for the year ended December 31, 2005:
	Purchases	Sales
AIM Variable Insurance Fund, Inc.
V.I. Growth Fund Series 2	$4,691	$67,843
V.I. Core Equity Fund Series 2	45,294	99,115
V.I. Capital Appreciation Fund	1,754,373	7,868,604
V.I. Growth Fund	721,088	7,736,632
V.I. Growth and Income Fund	1,108,252	7,446,570
V.I. International Equity Fund	2,951,270	7,181,868
V.I. Value Fund	143,385	848,008
V.I. Capital Appreciation Fund Series 2	21,874	74,333
V.I. International Growth Fund Series 2	22,367	146,066
V.I. Premier Equity Fund Series 2	7,476	14,459
Arnhold and S. Bleichroader Advisers, Inc.
First Eagle SoGen Overseas Variable Fund	39,772,988	31,831,336
The Alger American Fund
Growth Portfolio	271,678	11,070,477
Income and Growth Portfolio	409,904	6,187,652
Small Capitalization Portfolio	54,654	1,615,052
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	1,543,286	2,546,685
Technology Fund	736,462	799,405
Growth and Income Fund	2,950,494	11,962,082
Worldwide Privatization Fund	4,920,653	1,804,447
Quasar Fund	2,721,764	2,519,104
Credit Suisse Institutional Fund, Inc.
Emerging Markets Portfolio	295,059	289,678
International Equity Portfolio	82,517	148,824
Global Post-Venture Capital Portfolio	97,124	201,630
Small Company Growth Portfolio	222,154	578,669
Fidelity Variable Insurance Products Funds
VIP Contrafund	10,131,440	6,318,266
VIP Overseas Fund	1,054,505	2,634,726
VIP Growth Fund	6,002,715	12,066,997
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2	2,363,444	928,403
Foreign Securities Fund Class 2	2,644,850	1,660,983
Goldman Sachs Variable Insurance Trust
VIT CORE Small Cap Equity Fund	2,228,199	1,860,714
VIT CORE US Equity Fund	1,267,741	3,681,898
VIT Growth and Income Fund	1,252,786	1,775,759
VIT International Equity Fund	749,202	2,953,495
VIT Capital Growth Fund	538,717	1,698,951
INVESCO Variable Investment Funds, Inc.
Dynamics Fund	290,414	500,165
Small Company Growth Fund	758,761	942,564

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued
	Purchases	Sales
J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio	$564,496	$2,613,023
International Opportunities Portfolio	420,299	1,423,855
Small Company Portfolio	1,581,875	1,637,872
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	25,725,030	27,911,087
Mid Cap Value	18,620,763	16,418,478
International Portfolio	1,992,115	1,389,081
MFS/Sun Life Series Trust
Capital Appreciation Series	1,528,181	4,571,831
Emerging Growth Series	803,548	5,944,039
Government Securities Series	3,580,233	10,676,635
High Yield Series	3,894,095	8,795,566
New Discovery S Class	3,066,276	8,381,758
Massachusetts Investors Growth Stock S Class	494,651	1,866,482
High Yield S Class	4,730,550	6,429,007
Capital Appreciation S Class	323,329	940,921
Utilities S Class	1,674,898	1,924,659
Emerging Growth S Class	341,435	721,238
Total Return S Class	10,763,675	13,095,960
Government Securities S Class	2,924,521	6,013,505
Massachusetts Investors Trust S Class	902,203	1,292,882
Massachusetts Investors Growth Stock Series	754,824	7,072,261
Massachusetts Investors Trust Series	883,936	5,859,965
Money Market Series	2,383,280	3,535,134
New Discovery Series	2,180,619	8,800,134
Total Return Series	7,237,405	11,492,610
Utilities Series	4,023,132	7,578,539
OCC Accumulation Trust
Equity Portfolio	52,572	858,922
Mid Cap Portfolio	410,602	1,613,631
Small Cap Portfolio	433,971	511,364
Managed Portfolio	94,238	463,726
PIMCO Variable Insurance Trust
High Yield Portfolio	16,035,643	11,647,701
Emerging Markets Bond Portfolio	11,834,924	8,997,840
Real Return Portfolio	4,799,435	3,533,699
Total Return Portfolio	19,982,347	17,272,477
Rydex Variable Trust
Nova Fund	370,567	411,340
OTC Fund	506,124	2,080,304
Salomon Brothers Variable Series Funds, Inc.
Capital Fund	85,266	125,805
Investors Fund	22,808	71,641
Strategic Bond Fund	589,558	597,516
Total Return Fund	320,540	780,360

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued
	Purchases	Sales
Sun Capital Advisers Trust
Sun Capital Money Market Fund	$50,006,116	$67,292,431
Sun Capital Investment Grade Bond Fund	7,367,946	11,295,602
Sun Capital Real Estate Fund	15,615,124	15,592,853
SC Blue Chip Mid Cap Fund	7,873,250	15,884,561
SC Davis Venture Value Fund	6,791,588	9,139,525
SC Value Small Cap Fund	19,594,587	14,340,400
Sun Capital All Cap Fund	885,014	2,024,068

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of C

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratio's, excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:

			At December 31					For year ended December 31
								Investment
				Unit Fair Value				Income	Expense Ratio			Total Return
			Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
AG2
	December 31, 2005		79,268	$10.0129	to	$15.2891	$943,479%		1.35%	to	2.30%	4.70%	to	5.71%
	December 31, 2004		83,335	9.5392	to	14.4627	942,938		1.35	to	2.30	5.51	to	6.54 (y)
	December 31, 2003		47,672	9.0179	to	13.5751	559,295		1.35	to	2.30	27.87	to	29.11 (y)
	December 31, 2002	(c)	9,933	7.0343	to	10.5140	72,925		1.35	to	2.15	(29.66)	to	5.14
AG3
	December 31, 2005		33,532	10.8406	to	14.2850	401,916	1.17	1.35	to	2.25	2.72	to	3.66
	December 31, 2004		37,182	10.5537	to	13.7805	440,009	0.83	1.35	to	2.25	6.22	to	7.20
	December 31, 2003		37,791	9.9355	to	12.8547	420,573	1.29	1.35	to	2.25	21.36	to	22.48 (y)
	December 31, 2002	(c)	11,314	8.1995	to	10.4956	103,888	0.91	1.35	to	2.05	(18.00)	to	4.96
AI1
	December 31, 2005		3,329,705	6.0480	to	11.5039	27,382,457	0.06	1.15	to	1.85	6.83	to	7.60
	December 31, 2004		4,032,429	5.6585	to	10.7196	31,312,996		1.15	to	1.85	4.65	to	5.41
	December 31, 2003		4,349,721	5.4044	to	10.1966	32,219,547		1.15	to	1.85	27.13	to	28.05
	December 31, 2002		4,517,822	4.2491	to	7.9843	26,516,524		1.00	to	1.85	(25.76)	to	(25.22)
	December 31, 2001		5,563,655	6.1966	to	11.5712	44,487,725		1.15	to	1.85	(24.71)	to	(24.16)
AI2
	December 31, 2005		4,786,871	4.4383	to	8.4991	29,070,598		1.15	to	1.85	5.49	to	6.41
	December 31, 2004		5,955,627	4.2050	to	8.0182	34,075,283		1.00	to	1.85	6.22	to	7.14
	December 31, 2003		6,855,680	3.9568	to	7.5127	36,765,991		1.00	to	1.85	28.81	to	29.93
	December 31, 2002		8,105,745	3.0701	to	5.8045	34,096,185		1.00	to	1.85	(32.50)	to	(31.66)
	December 31, 2001		5,978,099	5.1794	to	9.7277	37,503,852	0.20	1.00	to	1.85	(35.12)	to	(34.55)
AI3
	December 31, 2005		3,571,932	6.7111	to	10.9334	30,162,342	1.42	1.00	to	1.85	3.37	to	4.26
	December 31, 2004		4,307,659	6.4351	to	10.5268	35,393,203	0.93	1.00	to	1.85	6.95	to	7.88
	December 31, 2003		4,977,326	6.0140	to	9.7960	38,099,300	1.00	1.00	to	1.85	22.12	to	23.18
	December 31, 2002		5,737,435	4.9221	to	7.9835	36,108,743	0.29	1.00	to	1.85	(17.15)	to	(16.43)
	December 31, 2001		7,175,804	6.3069	to	10.4760	55,463,593	0.05	1.00	to	1.85	(24.27)	to	(23.61)
AI4
	December 31, 2005		3,163,208	8.6897	to	13.8552	34,228,788	0.65	1.15	to	1.85	15.75	to	16.75
	December 31, 2004		3,574,144	7.5033	to	11.9128	33,192,203	0.64	1.00	to	1.85	21.71	to	22.76
	December 31, 2003		3,910,999	6.1619	to	9.7415	29,736,901	0.56	1.00	to	1.85	26.68	to	27.77
	December 31, 2002		4,224,313	4.8618	to	7.6535	25,474,957	0.36	1.00	to	1.85	(17.24)	to	(16.52)
	December 31, 2001		7,454,026	6.5504	to	10.2443	54,183,196	0.35	1.00	to	1.85	(24.96)	to	(24.30)
AI5
	December 31, 2005		619,108	7.9814	to	8.2508	5,028,619	0.81	1.15	to	1.85	3.71	to	4.44
	December 31, 2004		705,233	7.6962	to	7.8998	5,501,905	0.44	1.15	to	1.85	3.81	to	4.55
	December 31, 2003		836,085	7.4138	to	7.5558	6,258,571	0.29	1.15	to	1.85	22.77	to	23.64
	December 31, 2002		824,629	6.0388	to	6.1110	5,011,133	0.40	1.15	to	1.85	(31.55)	to	(31.06)
	December 31, 2001	(a)	407,446	7.9492	to	8.9475	3,603,548	0.29	1.15	to	1.85	(11.78)	to	(11.35)
AI7
	December 31, 2005		80,171	10.4430	to	15.1071	988,051		1.35	to	2.10	6.30	to	7.12
	December 31, 2004		83,459	9.8187	to	14.1034	961,587		1.35	to	2.10	4.09	to	4.89
	December 31, 2003		72,162	9.4277	to	13.4455	816,932		1.35	to	2.10	26.47	to	27.44 (y)
	December 31, 2002	(c)	14,094	7.4505	to	10.5504	117,551		1.10	to	1.90	(25.49)	to	5.50
AI8
	December 31, 2005		55,782	14.3668	to	17.9171	902,989	0.60	1.35	to	2.10	15.24	to	16.12
	December 31, 2004		63,338	12.4607	to	15.4847	890,184	0.57	1.35	to	2.10	21.10	to	22.03 (y)
	December 31, 2003		60,796	10.2842	to	12.7345	711,484	0.49	1.35	to	2.10	25.90	to	26.86 (y)
	December 31, 2002	(c)	4,093	8.1645	to	9.6921	34,395	0.31	1.35	to	2.15	(18.36)	to	(3.08)
AI9
	December 31, 2005		16,726	9.2481	to	13.8839	202,584	0.63	1.35	to	2.10	3.16	to	3.94
	December 31, 2004		17,199	8.9607	to	13.3572	200,665	0.37	1.35	to	2.10	3.27	to	4.06
	December 31, 2003		11,352	8.6724	to	12.8355	128,016	0.42	1.35	to	2.10	22.21	to	23.15 (y)
	December 31, 2002	(c)	2,289	7.0926	to	10.4230	18,018	1.52	1.35	to	2.05	(29.07)	to	4.23

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002. Investement Income Ratio and Expense Ratio have been annualized.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
SGI
	December 31, 2005	6,745,856	$19.8666	to	$25.3074	$166,549,996	2.29%	1.00%	to	2.55%	18.37%	to	20.25%
	December 31, 2004	6,913,520	16.7837	to	20.9809	142,734,261	2.48	1.15	to	2.55	24.19	to	26.17 (y)
	December 31, 2003	6,087,549	13.5150	to	16.6818	100,397,991	0.05	1.00	to	2.55	35.15	to	49.57 (y)
	December 31, 2002 (d)	3,996,990	10.8885	to	11.1493	44,526,797	1.47	1.00	to	2.25	8.88	to	11.49
AL1
	December 31, 2005	4,056,460	6.6671	to	12.3447	34,643,303	0.23	1.15	to	1.85	9.97	to	10.76
	December 31, 2004	5,448,196	6.0597	to	11.1726	41,710,670		1.15	to	1.85	3.54	to	4.29
	December 31, 2003	6,967,886	5.8495	to	10.7391	51,067,194		1.15	to	1.85	32.66	to	33.81 (y)
	December 31, 2002	8,205,394	4.4070	to	8.0565	45,485,920	0.04	1.00	to	1.85	(34.20)	to	(33.66)
	December 31, 2001	10,169,607	7.0163	to	12.8134	87,365,194	0.24	1.00	to	1.85	(13.46)	to	(12.70)
AL2
	December 31, 2005	2,233,544	6.9233	to	12.9191	21,427,920	1.10	1.15	to	1.85	1.53	to	2.41
	December 31, 2004	2,847,367	6.8155	to	12.6640	26,554,538	0.56	1.00	to	1.85	5.85	to	6.76
	December 31, 2003	3,733,810	6.4358	to	11.9076	32,584,863	0.33	1.00	to	1.85	27.44	to	28.54
	December 31, 2002	4,500,052	5.0475	to	9.2993	30,858,383	0.67	1.00	to	1.85	(32.38)	to	(31.79)
	December 31, 2001	5,785,259	7.8053	to	14.2870	59,309,865	0.38	1.00	to	1.85	(15.92)	to	(15.18)
AL3
	December 31, 2005	831,703	6.4059	to	10.8376	7,178,774		1.15	to	1.85	14.73	to	15.56
	December 31, 2004	1,007,491	5.5809	to	9.4036	7,621,329		1.15	to	1.85	14.41	to	15.24
	December 31, 2003	1,243,757	4.8755	to	8.1817	8,177,252		1.15	to	1.85	39.71	to	40.73
	December 31, 2002	1,566,452	3.4879	to	5.8292	7,351,571		1.00	to	1.85	(28.52)	to	(27.06)
	December 31, 2001	1,962,751	5.2129	to	8.8215	12,963,425	0.06	1.15	to	1.85	(30.83)	to	(30.32)
AN1
	December 31, 2005	1,388,649	8.3995	to	15.2742	12,415,411		1.15	to	2.10	12.44	to	13.53
	December 31, 2004	1,506,718	7.4513	to	13.4816	11,884,975		1.15	to	2.10	5.90	to	7.10 (y)
	December 31, 2003	1,617,322	7.0074	to	12.6139	12,001,089		1.15	to	2.25	20.59	to	21.95 (y)
	December 31, 2002	1,052,237	5.7871	to	10.3646	6,201,326		1.15	to	2.25	(32.12)	to	3.65
	December 31, 2001 (a)	601,780	7.6530	to	8.7181	5,144,499		1.15	to	1.85	(14.74)	to	(14.33)
AN2
	December 31, 2005	281,537	6.8059	to	15.8254	2,103,260		1.15	to	2.10	1.48	to	2.46
	December 31, 2004	281,520	6.6898	to	15.4768	2,100,054		1.15	to	2.10	2.87	to	3.88
	December 31, 2003	396,141	6.4863	to	14.9298	2,817,763		1.15	to	2.10	40.56	to	42.14 (y)
	December 31, 2002	304,747	4.5958	to	10.5250	1,440,238		1.15	to	2.05	(42.89)	to	5.25
	December 31, 2001 (a)	157,358	6.9178	to	8.2622	1,269,256		1.15	to	1.85	(19.53)	to	(19.15)
AN3
	December 31, 2005	3,615,241	10.2393	to	15.5396	38,489,570	1.29	1.15	to	2.30	(4.78)	to	3.55
	December 31, 2004	4,469,640	9.9734	to	15.0595	46,251,629	0.74	1.00	to	2.30	8.66	to	10.11
	December 31, 2003	4,877,794	9.1366	to	13.7258	46,061,707	0.85	1.00	to	2.30	29.15	to	30.86 (y)
	December 31, 2002	3,865,669	7.0422	to	10.5259	27,536,338	0.58	1.00	to	2.05	(28.86)	to	5.26
	December 31, 2001 (a)	1,689,129	8.4391	to	9.3829	15,672,268	0.05	1.15	to	1.85	(7.70)	to	(7.26)
AN4
	December 31, 2005	679,808	16.1833	to	21.4594	11,511,506	0.33	1.15	to	2.35	17.73	to	19.17
	December 31, 2004	465,307	13.6767	to	18.1079	6,619,081	0.10	1.15	to	2.10	21.36	to	22.54 (y)
	December 31, 2003	351,603	11.2403	to	14.8594	4,110,462	1.04	1.15	to	2.10	40.07	to	41.43 (y)
	December 31, 2002	287,342	8.0044	to	10.2672	2,363,754	2.18	1.15	to	2.05	(10.75)	to	2.67
	December 31, 2001 (a)	37,676	6.7392	to	9.2621	321,781	0.01	1.15	to	1.85	(14.82)	to	(14.41)
AN5
	December 31, 2005	278,179	10.5399	to	17.8140	3,123,620		1.15	to	2.25	2.50	to	3.65
	December 31, 2004	264,939	10.2405	to	17.2206	2,844,332		1.15	to	2.25	11.80	to	13.07 (y)
	December 31, 2003	116,800	9.1218	to	15.2615	1,109,464		1.15	to	2.25	45.33	to	46.97 (y)
	December 31, 2002	75,132	6.2510	to	10.4054	483,853		1.15	to	1.85	(33.32)	to	4.05
	December 31, 2001 (a)	207,369	7.3630	to	9.3784	1,950,541		1.15	to	1.85	(6.25)	to	(5.80)
CS1
	December 31, 2005	81,847	15.1218	to	21.5383	1,583,158	0.75	1.15	to	1.40	26.15	to	26.48
	December 31, 2004	80,296	11.9850	to	17.0738	1,256,470	0.29	1.15	to	1.40	23.18	to	23.51
	December 31, 2003	82,222	9.7279	to	13.8611	1,044,211		1.15	to	1.40	40.88	to	41.25
	December 31, 2002	107,756	6.9038	to	9.8390	975,201	0.18	1.00	to	1.40	(12.80)	to	(12.57)
	December 31, 2001	124,190	8.3385	to	11.8873	1,308,142		1.15	to	1.85	(10.92)	to	(10.68)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investement Income Ratio and Expense Ratio have been annualized.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
CS2
	December 31, 2005	47,318	$ 10.4441	to	$11.9272	$539,183	0.84%	1.15%	to	1.40%	15.80%	to	16.11%
	December 31, 2004	53,306	9.0174	to	10.2999	526,411	1.02	1.15	to	1.40	13.13	to	13.43
	December 31, 2003	65,412	7.9691	to	9.1043	571,636	0.46	1.15	to	1.40	31.23	to	31.58
	December 31, 2002	76,619	6.0714	to	6.9377	508,636		1.00	to	1.40	(21.03)	to	(20.82)
	December 31, 2001	104,918	8.3953	to	9.5960	883,610		1.15	to	1.85	(29.64)	to	(29.45)
CS3
	December 31, 2005	36,326	10.5525	to	12.8484	447,759		1.15	to	1.40	14.52	to	14.83
	December 31, 2004	45,514	9.2125	to	11.2190	492,597		1.15	to	1.40	16.33	to	16.64
	December 31, 2003	41,071	7.9175	to	9.6439	381,993		1.15	to	1.40	45.59	to	45.98
	December 31, 2002	43,870	5.4371	to	6.6239	280,672		1.00	to	1.40	(35.08)	to	(34.91)
	December 31, 2001	58,715	9.3337	to	11.3746	576,848		1.15	to	1.40	(23.27)	to	(23.16)
CS4
	December 31, 2005	159,999	9.9194	to	12.4233	1,723,614		1.15	to	1.40	(4.04)	to	(3.78)
	December 31, 2004	191,347	10.3348	to	12.9461	2,146,797		1.15	to	1.40	9.31	to	9.61
	December 31, 2003	117,857	9.4525	to	11.8432	1,301,976		1.15	to	1.40	46.47	to	46.86
	December 31, 2002	139,231	6.4522	to	8.0857	1,045,016		1.00	to	1.40	(34.62)	to	(34.45)
	December 31, 2001	252,504	9.7884	to	12.2702	2,952,097		1.15	to	1.85	(17.19)	to	(16.97)
FL1
	December 31, 2005	3,226,194	13.6266	to	17.0399	45,777,748	0.12	1.15	to	2.35	13.91	to	15.31
	December 31, 2004	2,876,581	11.9014	to	14.8074	35,659,207	0.19	1.15	to	2.35	12.45	to	13.83 (y)
	December 31, 2003	2,230,010	10.5300	to	13.0346	24,392,563	0.25	1.15	to	2.30	20.05	to	26.72 (y)
	December 31, 2002	1,422,859	8.3687	to	10.3067	12,043,799	0.37	1.15	to	2.25	(13.61)	to	3.07
	December 31, 2001 (a)	301,559	8.2113	to	9.5741	2,851,982		1.15	to	1.85	(5.68)	to	(5.23)
FL2
	December 31, 2005	786,753	11.3948	to	17.9632	9,371,943	0.53	1.15	to	2.10	16.30	to	17.42
	December 31, 2004	931,307	9.7732	to	15.3834	9,479,881	1.08	1.15	to	2.10	10.93	to	12.01
	December 31, 2003	975,952	8.7879	to	13.8113	8,843,340	0.48	1.15	to	2.10	40.04	to	41.39 (y)
	December 31, 2002	923,348	6.2595	to	9.8147	5,872,825	0.73	1.15	to	2.25	(22.98)	to	(1.85)
	December 31, 2001 (a)	2,991,637	7.4421	to	8.5233	24,051,764		1.15	to	1.85	(19.82)	to	(19.44)
FL3
	December 31, 2005	7,227,275	8.0694	to	14.4856	65,376,984	0.28	1.00	to	2.55	2.82	to	4.45
	December 31, 2004	7,870,040	7.7923	to	13.9175	68,251,070	0.13	1.15	to	2.55	0.49	to	2.09 (y)
	December 31, 2003	6,986,042	7.6992	to	13.6813	58,659,774	0.10	1.00	to	2.55	18.46	to	31.22 (y)
	December 31, 2002	5,065,258	5.9183	to	10.4634	30,420,886	0.12	1.15	to	2.25	(32.04)	to	4.63
	December 31, 2001 (a)	3,773,079	7.7787	to	8.8778	32,730,723		1.15	to	1.85	(13.49)	to	(13.08)
FTG
	December 31, 2005	400,641	15.6693	to	17.0948	6,741,828	1.11	1.15	to	2.25	6.42	to	7.63
	December 31, 2004	307,055	14.7014	to	15.8831	4,826,714	0.98	1.15	to	2.25	13.41	to	14.70 (y)
	December 31, 2003	100,517	12.9432	to	13.8470	1,378,832	2.23	1.15	to	2.25	29.17	to	30.63 (y)
	December 31, 2002 (d)	2,357	10.0133	to	10.5995	24,668		1.00	to	2.30	0.13	to	5.99
FTI
	December 31, 2005	369,103	16.1505	to	17.5284	6,341,480	1.17	1.00	to	2.10	7.86	to	9.07
	December 31, 2004	305,720	14.9733	to	16.0707	4,833,764	1.03	1.00	to	2.10	16.03	to	17.34 (y)
	December 31, 2003	209,950	12.9043	to	13.6958	2,840,756	1.28	1.00	to	2.10	29.44	to	30.89 (y)
	December 31, 2002 (d)	54,719	10.4408	to	10.4595	572,025		1.00	to	2.30	4.41	to	4.59
GS2
	December 31, 2005	412,887	13.5653	to	19.1845	6,771,886	0.25	1.00	to	1.85	4.11	to	5.01
	December 31, 2004	421,700	13.1119	to	18.2944	6,663,954	0.18	1.15	to	1.85	14.17	to	15.00 (y)
	December 31, 2003	537,797	11.4610	to	15.9079	7,512,286	0.27	1.15	to	1.85	43.31	to	44.35
	December 31, 2002	505,836	7.9514	to	11.0207	4,909,310	0.23	1.00	to	1.85	(17.12)	to	(15.93)
	December 31, 2001	668,766	9.0737	to	12.4635	7,691,027	0.31	1.15	to	1.85	2.58	to	3.33
GS3
	December 31, 2005	1,374,302	8.6512	to	16.2665	14,963,423	0.75	1.15	to	2.10	4.28	to	5.30
	December 31, 2004	1,604,359	8.2707	to	15.4805	16,491,554	1.14	1.15	to	2.10	12.52	to	13.63
	December 31, 2003	1,694,905	7.3278	to	13.6530	15,298,517	0.71	1.15	to	2.10	26.76	to	28.00 (y)
	December 31, 2002	1,993,373	5.7633	to	10.6802	14,150,917	0.55	1.00	to	2.05	(23.34)	to	6.80
	December 31, 2001	2,154,860	7.7804	to	11.1917	20,333,064	0.44	1.15	to	1.85	(13.58)	to	(12.95)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investement Income Ratio and Expense Ratio have been annualized.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
GS4
	December 31, 2005	598,426	$ 10.2980	to	$ 12.0753	$6,675,346	1.60%	1.15%	to	1.85%	2.01%	to	2.75%
	December 31, 2004	643,199	10.0745	to	11.7893	7,051,742	1.59	1.15	to	1.85	16.60	to	17.44 (y)
	December 31, 2003	642,298	8.6229	to	10.0702	5,995,111	1.33	1.15	to	1.85	22.06	to	22.95
	December 31, 2002	703,658	7.0501	to	8.2167	5,375,072	1.34	1.00	to	1.85	(12.98)	to	(12.35)
	December 31, 2001	887,554	8.2218	to	9.6366	7,760,248	0.45	1.15	to	1.85	(11.03)	to	(10.37)
GS5
	December 31, 2005	771,158	8.7078	to	12.2003	8,397,043	0.30	1.15	to	1.85	11.61	to	12.41
	December 31, 2004	993,729	7.7983	to	10.8819	9,614,462	1.23	1.15	to	1.85	11.38	to	12.19
	December 31, 2003	965,025	6.9980	to	9.7254	8,349,977	4.23	1.15	to	1.85	32.99	to	33.95
	December 31, 2002	1,048,203	5.2595	to	7.2798	6,737,841	0.98	1.00	to	1.85	(19.85)	to	(19.27)
	December 31, 2001	1,311,340	7.2538	to	9.9775	10,458,720	1.45	1.15	to	1.85	(23.71)	to	(23.15)
GS7
	December 31, 2005	326,430	8.5761	to	14.1702	3,027,975	0.14	1.15	to	2.10	0.63	to	1.76
	December 31, 2004	444,078	8.4876	to	13.9531	4,134,445	0.83	1.15	to	2.25	6.63	to	7.83 (y)
	December 31, 2003	351,482	7.9276	to	12.9662	3,099,739	0.31	1.15	to	2.10	21.14	to	22.32 (y)
	December 31, 2002	294,424	6.5275	to	10.6221	1,951,108	0.27	1.15	to	2.05	(26.45)	to	6.22
	December 31, 2001 (a)	90,647	8.5073	to	9.0546	798,856	0.23	1.15	to	1.85	(12.08)	to	(11.69)
IV1
	December 31, 2005	212,624	8.7897	to	18.1030	2,088,498		1.15	to	2.35	8.13	to	9.45
	December 31, 2004	236,847	8.0879	to	16.5734	2,087,945		1.15	to	2.05	10.78	to	12.03 (y)
	December 31, 2003	265,834	7.2709	to	14.8235	2,049,623		1.15	to	2.25	34.73	to	36.24 (y)
	December 31, 2002	393,726	5.3748	to	10.9025	2,135,358		1.15	to	2.05	(34.08)	to	9.02
	December 31, 2001 (a)	170,065	7.2534	to	8.3429	1,371,474		1.15	to	1.85	(19.59)	to	(19.20)
IV2
	December 31, 2005	375,781	9.0037	to	16.3607	3,798,024		1.15	to	2.30	2.78	to	3.99
	December 31, 2004	390,021	8.7201	to	15.7654	3,776,289		1.15	to	2.30	11.27	to	12.58 (y)
	December 31, 2003	367,540	7.8009	to	14.0319	3,142,310		1.15	to	2.30	30.37	to	31.90 (y)
	December 31, 2002	227,469	5.9564	to	10.6445	1,374,325		1.15	to	2.05	(32.39)	to	6.45
	December 31, 2001 (a)	105,665	7.4813	to	8.7461	933,440		1.15	to	1.85	(11.90)	to	(11.48)
JP1
	December 31, 2005	940,914	7.3984	to	9.7866	8,730,509	1.30	1.15	to	1.85	(0.52)	to	0.20
	December 31, 2004	1,162,485	7.4332	to	9.7910	10,721,269	0.82	1.15	to	1.85	7.46	to	8.24
	December 31, 2003	1,418,266	6.9138	to	9.0681	12,067,198	0.77	1.15	to	1.85	25.77	to	26.68
	December 31, 2002	1,646,234	5.4944	to	7.1758	11,099,926	0.05	1.00	to	1.85	(26.02)	to	(25.48)
	December 31, 2001	2,063,692	7.7128	to	10.1168	18,832,702	0.48	1.15	to	1.85	(13.55)	to	(12.92)
JP2
	December 31, 2005	400,367	9.0205	to	12.5492	4,290,845	0.90	1.15	to	1.85	8.65	to	9.44
	December 31, 2004	496,484	8.2854	to	11.4974	4,893,824	0.59	1.15	to	1.85	16.18	to	17.02
	December 31, 2003	573,871	7.1172	to	9.8513	4,867,038	0.84	1.15	to	1.85	29.99	to	30.94
	December 31, 2002	691,691	5.4639	to	7.5437	4,472,500	0.49	1.00	to	1.85	(19.82)	to	(19.24)
	December 31, 2001	915,732	7.2397	to	10.0974	7,427,975	0.95	1.15	to	1.85	(20.65)	to	(20.07)
JP3
	December 31, 2005	458,734	10.0886	to	16.2545	5,962,869		1.15	to	1.85	1.51	to	2.24
	December 31, 2004	511,581	9.9185	to	15.9112	6,626,292		1.15	to	1.85	24.81	to	25.72
	December 31, 2003	526,385	7.9305	to	12.6899	5,479,284		1.15	to	1.85	33.46	to	34.43
	December 31, 2002	565,247	5.9300	to	9.4647	4,418,747	0.21	1.00	to	1.85	(23.10)	to	(22.54)
	December 31, 2001	664,931	7.6661	to	12.2520	6,757,718	0.04	1.15	to	1.85	(9.74)	to	(9.08)
LA1
	December 31, 2005	13,621,201	11.0632	to	15.6855	179,639,968	0.95	1.00	to	2.55	0.62	to	2.22
	December 31, 2004	14,554,694	10.9612	to	15.3996	188,671,788	0.86	1.00	to	2.55	9.77	to	11.52
	December 31, 2003	14,220,415	9.9546	to	13.8575	165,999,819	0.73	1.00	to	2.55	19.13	to	29.70 (y)
	December 31, 2002	12,899,028	7.7730	to	10.7219	116,450,425	0.51	1.00	to	2.25	(22.27)	to	7.22
	December 31, 2001 (a)	11,399,173	9.8977	to	12.8855	130,365,761	0.85	1.00	to	1.85	(8.45)	to	(7.66)
LA2
	December 31, 2005	7,264,902	13.1139	to	17.1707	108,021,104	0.44	1.00	to	2.55	5.47	to	7.14
	December 31, 2004	7,462,770	12.3957	to	16.0827	104,214,749	0.31	1.00	to	2.55	20.87	to	22.80
	December 31, 2003	6,889,740	10.2236	to	13.1433	78,536,192	0.64	1.00	to	2.55	20.80	to	23.51 (y)
	December 31, 2002	4,868,436	8.3835	to	10.6794	44,797,324	0.69	1.00	to	2.25	(16.17)	to	6.79
	December 31, 2001 (a)	2,281,117	8.9499	to	9.9510	23,695,759	0.84	1.15	to	1.85	3.44	to	3.90

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
LA3
	December 31, 2005	389,684	$12.9454	to	$ 21.1461	$5,368,719%		1.15%	to	2.35%	23.66	% to	25.18%
	December 31, 2004	358,522	10.4151	to	16.9868	3,909,396	0.16	1.15	to	2.10	18.17	to	19.31 (y)
	December 31, 2003	213,445	8.7914	to	14.3168	1,964,050	2.12	1.15	to	2.10	38.29	to	39.63 (y)
	December 31, 2002	158,181	6.3410	to	8.2983	1,021,388	1.23	1.00	to	1.85	(19.23	) to	(17.02)
	December 31, 2001	42,292	7.0106	to	8.9279	332,937	0.29	1.15	to	1.85	(21.47	) to	(21.12)
CAS
	December 31, 2005	1,463,097	5.1523	to	8.8293	10,574,215	0.57	1.15	to	1.85	(0.95	) to	(0.23)
	December 31, 2004	1,891,535	5.1988	to	8.8713	13,659,827	0.06	1.15	to	1.85	8.96	to	9.76
	December 31, 2003	2,125,014	4.7688	to	8.1028	13,902,670		1.15	to	1.85	26.33	to	27.42 (y)
	December 31, 2002	2,385,864	3.7729	to	6.3834	12,330,965	0.18	1.00	to	1.85	(33.64	) to	(33.06)
	December 31, 2001	3,296,185	6.1469	to	10.5012	25,983,854	0.36	1.00	to	1.85	(26.71	) to	(26.07)
EGS
	December 31, 2005	2,774,869	4.9478	to	10.9980	21,364,521		1.15	to	1.85	7.12	to	7.90
	December 31, 2004	3,432,360	4.6164	to	10.2179	24,693,466		1.15	to	1.85	11.14	to	11.95
	December 31, 2003	4,195,519	4.1515	to	9.1497	27,103,648		1.15	to	1.85	29.06	to	30.00
	December 31, 2002	4,741,685	3.2150	to	7.0556	23,694,820		1.00	to	1.85	(35.40	) to	(34.92)
	December 31, 2001	6,733,222	5.6007	to	12.2101	52,492,438		1.15	to	1.85	(35.80	) to	(35.33)
GSS
	December 31, 2005	2,528,616	12.1381	to	13.5081	32,610,320	4.82	1.15	to	1.85	0.42	to	1.14
	December 31, 2004	3,177,865	12.0756	to	13.3883	40,625,793	5.70	1.15	to	1.85	1.84	to	2.72 (y)
	December 31, 2003	4,388,719	11.8457	to	13.0842	54,863,853	4.54	1.00	to	1.85	0.26	to	1.13
	December 31, 2002	6,101,434	11.8031	to	12.9882	75,660,507	4.17	1.00	to	1.85	7.77	to	8.70
	December 31, 2001	4,640,049	10.7500	to	11.6010	53,198,300	5.16	1.10	to	1.85	5.45	to	6.37
HYS
	December 31, 2005	1,596,264	11.8957	to	12.9020	19,954,232	8.80	1.15	to	1.85	0.31	to	1.04
	December 31, 2004	2,128,350	11.8530	to	12.8513	26,416,955	7.83	1.15	to	1.85	7.51	to	8.30
	December 31, 2003	2,531,621	11.0191	to	11.8805	29,117,142	8.96	1.15	to	1.85	19.20	to	20.06 (y)
	December 31, 2002	2,506,679	9.2399	to	9.9067	24,127,067	11.38	1.00	to	1.85	0.85	to	1.53
	December 31, 2001	4,366,787	9.3145	to	9.8965	41,407,521	8.60	1.15	to	1.85	(0.14	) to	0.59
M1A
	December 31, 2005	4,043,848	9.4664	to	15.0204	43,360,384		1.00	to	2.55	2.29	to	3.91
	December 31, 2004	4,509,615	9.2263	to	14.5064	46,625,744		1.00	to	2.55	4.47	to	6.14
	December 31, 2003	4,285,431	8.8040	to	13.7157	40,995,153		1.00	to	2.55	22.94	to	33.66 (y)
	December 31, 2002	2,563,610	6.6708	to	10.2978	17,299,280		1.00	to	2.25	(34.89	) to	2.98
	December 31, 2001 (b)	234,663	8.0788	to	9.9670	2,417,131		1.15	to	1.85	2.86	to	3.12
M1B
	December 31, 2005	1,009,270	9.1054	to	13.7750	9,646,490	0.28	1.00	to	2.10	1.97	to	3.12
	December 31, 2004	1,147,235	8.9065	to	13.4059	10,664,342		1.00	to	2.10	7.05	to	8.26
	December 31, 2003	1,302,763	8.2983	to	12.4271	11,315,398		1.00	to	2.10	20.27	to	21.62 (y)
	December 31, 2002	1,096,685	6.8823	to	10.2544	7,605,453	0.12	1.00	to	2.05	(30.61	) to	2.54
	December 31, 2001 (b)	352,547	8.0479	to	9.8053	3,443,901		1.15	to	1.85	(2.45	) to	(2.21)
MFC
	December 31, 2005	1,040,497	12.6595	to	13.6546	13,434,901	8.52	1.00	to	2.10	(0.35	) to	0.92
	December 31, 2004	1,255,887	12.6361	to	13.5996	16,139,308	7.41	1.00	to	2.25	6.90	to	8.27
	December 31, 2003	1,401,637	11.7873	to	12.6501	16,730,020	8.78	1.00	to	2.25	18.48	to	20.00 (y)
	December 31, 2002	1,187,722	9.9081	to	10.6129	11,857,623	9.95	1.15	to	2.25	(0.24	) to	6.13
	December 31, 2001 (b)	375,235	8.4040	to	9.8255	3,706,867		1.15	to	1.85	(1.34	) to	(1.09)
MFD
	December 31, 2005	159,853	8.6877	to	14.5036	1,507,529	0.37	1.15	to	2.05	(1.42	) to	(0.52)
	December 31, 2004	228,056	8.7952	to	14.6089	2,141,711		1.15	to	2.05	8.51	to	9.51
	December 31, 2003	203,868	8.0892	to	13.3679	1,705,423		1.15	to	2.05	25.72	to	26.87 (y)
	December 31, 2002	175,129	6.4212	to	7.0533	1,134,232	0.16	1.15	to	2.05	(35.57	) to	(29.47)
	December 31, 2001 (b)	75,869	7.6216	to	9.8565	737,135		1.15	to	1.85	(2.96	) to	(2.75)
MFE
	December 31, 2005	666,466	12.9764	to	22.0157	9,136,391	0.84	1.15	to	2.35	14.23	to	15.63
	December 31, 2004	683,728	11.3020	to	19.0781	8,083,886	1.75	1.15	to	2.30	27.02	to	28.52
	December 31, 2003	711,851	8.8571	to	14.8751	6,513,154	2.44	1.15	to	2.30	32.90	to	34.47 (y)
	December 31, 2002	510,083	6.6338	to	11.0756	3,420,665	4.08	1.15	to	2.25	(33.11	) to	10.76
	December 31, 2001 (b)	282,084	7.5521	to	9.2085	2,517,114		1.15	to	1.85	(10.89	) to	(10.67)

(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

			At December 31					For year ended December 31
								Investment
				Unit Fair Value				Income	Expense Ratio			Total Return
			Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MFF
	December 31, 2005		256,526	$9.5267	to	$16.2236	$2,678,183%		1.15%	to	2.15%	6.40%	to	7.65%
	December 31, 2004		296,488	8.9127	to	15.1013	2,851,183		1.15	to	2.30	10.36	to	11.66
	December 31, 2003		334,738	8.0389	to	13.5516	2,853,477		1.15	to	2.30	28.12	to	29.63 (y)
	December 31, 2002		196,254	6.2456	to	10.4752	1,243,360		1.15	to	2.15	(37.03)	to	4.75
	December 31, 2001	(b)	100,216	7.8897	to	9.2854	973,048		1.15	to	1.85	(3.06)	to	(2.83)
MFJ
	December 31, 2005		6,231,478	11.1911	to	13.4958	76,077,049	2.48	1.15	to	2.55	0.20	to	1.63
	December 31, 2004		6,635,879	11.1349	to	13.3058	80,195,913	2.43	1.15	to	2.55	8.30	to	10.03 (y)
	December 31, 2003		5,722,681	10.2496	to	12.1359	62,680,373	2.74	1.00	to	2.55	9.69	to	15.66 (y)
	December 31, 2002		3,318,943	8.9888	to	10.5296	30,878,557	2.83	1.00	to	2.10	(10.11)	to	5.30
	December 31, 2001	(b)	869,203	8.1437	to	9.7889	8,657,514		1.15	to	1.85	(0.53)	to	(0.29)
MFK
	December 31, 2005		2,166,389	10.3163	to	11.4658	24,058,659	4.51	1.00	to	2.25	(0.28)	to	0.99
	December 31, 2004		2,514,641	10.3297	to	11.3535	27,798,546	5.40	1.00	to	2.25	1.21	to	2.51
	December 31, 2003		3,381,658	10.1901	to	11.0752	36,675,804	4.46	1.00	to	2.25	(0.42)	to	0.85 (y)
	December 31, 2002		3,416,760	10.2177	to	10.9818	37,239,740	3.48	1.00	to	2.25	2.18	to	8.42
	December 31, 2001	(b)	628,219	8.4902	to	10.2440	6,351,596		1.15	to	1.85	0.99	to	1.24
MFL
	December 31, 2005		604,951	10.3470	to	14.7514	6,547,574	0.83	1.15	to	2.30	4.96	to	6.19
	December 31, 2004		641,452	9.8134	to	13.9200	6,549,300	0.84	1.15	to	2.30	9.16	to	10.45
	December 31, 2003		716,658	8.9484	to	12.6285	6,749,487	0.92	1.15	to	2.30	19.64	to	21.04 (y)
	December 31, 2002		656,869	7.4454	to	10.4542	4,924,354	0.97	1.15	to	2.05	(23.48)	to	4.54
	December 31, 2001	(b)	276,474	7.8888	to	9.6608	2,671,470		1.15	to	1.85	(3.49)	to	(3.26)
MIS
	December 31, 2005		3,336,892	5.9532	to	8.5938	23,869,194	0.52	1.15	to	1.85	2.45	to	3.33
	December 31, 2004		4,227,994	5.8080	to	8.3545	29,345,425	0.07	1.00	to	1.85	7.58	to	8.51
	December 31, 2003		5,040,025	5.3962	to	7.7346	32,510,969		1.00	to	1.85	21.11	to	22.15
	December 31, 2002		5,812,738	4.4535	to	6.3607	31,031,630	0.15	1.00	to	1.85	(29.39)	to	(28.78)
	December 31, 2001		7,310,990	6.8988	to	9.7996	55,294,423	0.11	1.10	to	1.85	(26.29)	to	(25.65)
MIT
	December 31, 2005		2,375,230	8.5905	to	10.2913	22,262,175	0.97	1.15	to	1.85	5.72	to	6.48
	December 31, 2004		2,926,859	8.1218	to	9.6953	25,813,920	1.02	1.15	to	1.85	9.91	to	10.71
	December 31, 2003		3,429,237	7.3857	to	8.7853	27,388,470	1.14	1.15	to	1.85	20.56	to	21.44
	December 31, 2002		3,718,258	6.1229	to	7.2574	24,563,903	1.07	1.00	to	1.85	(22.69)	to	(22.12)
	December 31, 2001		4,731,430	8.3767	to	9.9278	40,259,945	0.77	1.15	to	1.85	(17.30)	to	(16.70)
MMS
	December 31, 2005		213,236	11.3667			2,423,775	2.61	1.40			1.31
	December 31, 2004		318,670	11.2203			3,575,629	0.84	1.40			(0.57)
	December 31, 2003		298,820	11.2846			3,372,148	0.63	1.40			(0.76)
	December 31, 2002		496,876	11.3710			5,650,249	1.27	1.40			(0.12)
	December 31, 2001		598,302	11.2904			6,809,800	3.44	1.25			2.34
NWD
	December 31, 2005		3,540,321	7.5558	to	14.3274	35,744,970		1.15	to	1.85	3.27	to	4.16
	December 31, 2004		4,180,165	7.3132	to	13.7746	40,726,503		1.00	to	1.85	5.49	to	6.41
	December 31, 2003		4,304,375	6.9289	to	12.9631	39,569,126		1.00	to	1.85	32.79	to	33.94
	December 31, 2002		4,545,469	5.2153	to	9.6919	31,691,182		1.00	to	1.85	(34.69)	to	(34.13)
	December 31, 2001		3,148,941	7.8672	to	14.4709	34,145,689		1.00	to	1.85	(6.88)	to	(6.07)
TRS
	December 31, 2005		3,564,758	12.1091	to	14.2654	48,229,715	2.64	1.15	to	1.85	1.12	to	1.85
	December 31, 2004		4,027,577	11.9625	to	14.0500	53,629,734	2.52	1.15	to	1.85	9.40	to	10.35 (y)
	December 31, 2003		4,431,211	10.9232	to	12.7901	53,649,144	3.27	1.00	to	1.85	14.98	to	15.98 (y)
	December 31, 2002		4,565,050	9.4901	to	11.0783	47,864,709	3.16	1.00	to	1.85	(7.46)	to	(6.66)
	December 31, 2001		4,188,905	10.2072	to	11.8762	47,271,929	3.01	1.10	to	1.85	(1.36)	to	(0.50)
UTS
	December 31, 2005		2,469,647	10.5958	to	16.0981	34,261,206	1.00	1.15	to	1.85	15.13	to	15.96
	December 31, 2004		2,734,745	9.1987	to	13.9190	32,174,241	1.97	1.15	to	1.85	27.96	to	28.89
	December 31, 2003		3,072,250	7.1853	to	10.8282	28,239,267	3.20	1.15	to	1.85	33.74	to	34.71
	December 31, 2002		3,365,478	5.3699	to	8.0597	23,176,843	3.80	1.00	to	1.85	(25.26)	to	(24.72)
	December 31, 2001		5,070,993	8.4643	to	12.6248	46,649,921	3.77	1.15	to	1.85	(25.72)	to	(25.18)
(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
OP1
	December 31, 2005	408,070	$11.7581	to	$12.1623	$5,002,406	0.43%	1.15%	to	1.70%	5.23%	to	5.83%
	December 31, 2004	472,824	11.1105	to	11.5207	5,452,107	1.01	1.15	to	1.70	10.02	to	10.65
	December 31, 2003	572,983	10.0409	to	10.4385	5,990,517	1.41	1.15	to	1.70	26.20	to	27.11
	December 31, 2002	687,993	7.8992	to	8.2355	5,675,742	1.01	1.00	to	1.85	(22.87)	to	(22.31)
	December 31, 2001	1,054,691	10.7412	to	11.2525	11,224,190	0.93	1.15	to	1.85	(13.15)	to	(8.08)
OP2
	December 31, 2005	344,254	24.4939	to	26.8118	9,043,610		1.15	to	1.85	14.04	to	14.87
	December 31, 2004	405,762	21.3760	to	23.3597	9,290,313	0.10	1.15	to	1.70	17.13	to	17.98
	December 31, 2003	476,073	18.1632	to	19.8527	9,245,289		1.15	to	1.85	29.98	to	30.92
	December 31, 2002	579,459	13.9078	to	15.2044	8,615,606		1.00	to	1.85	(8.85)	to	(8.19)
	December 31, 2001	900,726	14.3036	to	15.6418	14,564,433	0.21	1.15	to	1.85	4.58	to	5.34
OP3
	December 31, 2005	147,235	15.1430	to	20.5920	2,670,997		1.15	to	1.85	(1.79)	to	(1.08)
	December 31, 2004	173,617	15.3457	to	20.8163	3,170,666	0.05	1.15	to	1.85	15.70	to	16.54
	December 31, 2003	237,694	13.2005	to	17.8622	3,686,836	0.06	1.15	to	1.85	40.02	to	41.03
	December 31, 2002	330,269	9.3830	to	12.6653	3,660,269	0.08	1.00	to	1.85	(23.09)	to	(22.53)
	December 31, 2001	536,606	11.3704	to	15.2911	7,470,840	1.07	1.15	to	1.85	6.32	to	7.09
OP4
	December 31, 2005	110,184	11.8381	to	12.3391	1,353,995	1.32	1.15	to	1.60	3.60	to	4.09
	December 31, 2004	145,797	11.3997	to	11.8861	1,724,996	1.55	1.15	to	1.60	8.88	to	9.50 (y)
	December 31, 2003	175,394	10.4103	to	10.8835	1,898,569	1.92	1.15	to	1.70	19.50	to	20.37 (y)
	December 31, 2002	206,097	8.6487	to	9.0659	1,860,060	2.18	1.00	to	1.85	(18.42)	to	(17.83)
	December 31, 2001	304,247	10.9367	to	11.5107	3,346,490	2.37	1.15	to	1.85	(6.44)	to	(6.00)
PHY
	December 31, 2005	5,685,755	11.6362	to	14.6893	82,096,357	6.56	1.15	to	2.55	1.48	to	2.94
	December 31, 2004	5,662,497	11.4668	to	14.3060	79,762,456	6.60	1.15	to	2.55	6.76	to	8.47 (y)
	December 31, 2003	5,046,425	10.7405	to	13.2837	66,020,259	7.14	1.00	to	2.55	7.41	to	21.68 (y)
	December 31, 2002 (d)	2,764,653	10.8107	to	10.9945	29,938,965	10.40	1.00	to	2.30	8.11	to	9.95
PMB
	December 31, 2005	3,718,255	12.5101	to	18.4759	66,498,698	5.04	1.00	to	2.55	7.97	to	9.68
	December 31, 2004	3,755,012	11.5871	to	16.7929	61,554,549	3.97	1.15	to	2.55	9.26	to	11.00 (y)
	December 31, 2003	3,397,699	10.6054	to	15.1763	50,681,753	4.91	1.00	to	2.55	6.05	to	30.37 (y)
	December 31, 2002 (d)	2,694,865	11.2045	to	11.6365	31,322,058	7.96	1.00	to	2.30	12.04	to	16.37
PRR
	December 31, 2005	1,742,533	11.3747	to	12.0220	20,389,050	2.78	1.00	to	2.25	(1.15)	to	1.08
	December 31, 2004	1,673,196	11.3967	to	11.9780	19,484,866	1.00	1.15	to	2.25	6.46	to	7.68
	December 31, 2003	1,364,548	10.7050	to	11.1879	14,822,118	2.41	1.15	to	2.25	6.40	to	7.62 (y)
	December 31, 2002 (d)	161,628	10.0645	to	10.0894	1,660,281	3.29	1.00	to	2.30	0.64	to	0.89
PTR
	December 31, 2005	9,510,770	10.1577	to	11.2011	104,664,069	3.40	1.00	to	2.55	(0.15)	to	1.43
	December 31, 2004	9,586,165	10.1732	to	11.0931	104,630,759	1.89	1.00	to	2.55	2.21	to	3.84
	December 31, 2003	8,040,150	9.9532	to	10.7591	85,028,589	2.79	1.00	to	2.55	(0.47)	to	3.99 (y)
	December 31, 2002 (d)	4,171,216	10.1935	to	10.4195	42,621,301	4.28	1.00	to	2.30	1.93	to	4.20
RX1
	December 31, 2005	133,984	8.1474	to	16.7265	1,157,400	0.30	1.15	to	2.10	1.79	to	2.77
	December 31, 2004	137,931	7.9839	to	16.3411	1,155,170	0.04	1.15	to	2.10	12.21	to	13.30
	December 31, 2003	170,733	7.0970	to	14.4815	1,262,326		1.15	to	2.10	36.27	to	37.59 (y)
	December 31, 2002	178,307	5.1947	to	6.3585	937,500	3.43	1.15	to	2.05	(36.92)	to	(36.42)
	December 31, 2001 (a)	25,047	7.5481	to	9.1202	206,738	3.83	1.40	to	1.85	(17.65)	to	(17.34)
RX2
	December 31, 2005	151,690	7.2196	to	17.4308	1,270,177		1.15	to	2.10	(1.01)	to	(0.05)
	December 31, 2004	330,956	7.2744	to	17.4743	2,922,248		1.15	to	2.10	7.04	to	8.09
	December 31, 2003	552,205	6.7783	to	16.1999	4,257,452		1.15	to	2.10	42.37	to	43.75 (y)
	December 31, 2002	184,922	4.7490	to	11.2833	905,669		1.15	to	1.90	(41.43)	to	12.83
	December 31, 2001 (a)	207,526	6.4472	to	8.2307	1,646,368		1.40	to	1.85	(20.84)	to	(20.49)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investement Income Ratio and Expense Ratio have been annualized.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio				Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**				lowest to highest***
SB1
	December 31, 2005	40,865	$16.9932			$694,460	0.84%		1.40		%		2.61		%
	December 31, 2004	43,010	16.5603			712,430	0.54		1.40				6.81
	December 31, 2003	45,933	15.5041			712,300	0.26		1.40				37.12
	December 31, 2002	50,322	11.3073			569,133	0.36		1.40				(25.10)
	December 31, 2001	58,507	15.3706			895,117	1.06		1.40				(0.84)
SB2
	December 31, 2005	42,537	13.6989			582,749	1.18		1.40				5.06
	December 31, 2004	46,159	13.0390			601,852	1.46		1.40				8.85
	December 31, 2003	45,865	11.9790			549,419	1.44		1.40				30.51
	December 31, 2002	44,173	9.1789			405,465	1.10		1.40				(24.11)
	December 31, 2001	46,806	12.4261			566,123	0.77		1.40				(5.48)
SB3
	December 31, 2005	196,147	14.7654			2,927,433	4.70		1.40				1.06
	December 31, 2004	208,946	14.6110			3,084,437	4.61		1.40				5.17
	December 31, 2003	227,701	13.8926			3,194,920	5.04		1.40				11.67
	December 31, 2002	266,350	12.4412			3,343,591	4.55		1.40				7.34
	December 31, 2001	312,493	11.3543			3,651,666	4.01		1.40				5.43
SB4
	December 31, 2005	269,408	12.0476			3,258,897	1.83		1.40				1.89
	December 31, 2004	311,151	11.8238			3,692,182	1.77		1.40				7.23
	December 31, 2003	303,978	11.0262			3,364,835	1.77		1.40				14.32
	December 31, 2002	280,674	9.6453			2,719,538	1.25		1.40				(8.15)
	December 31, 2001	377,628	10.5189			3,979,916	2.50		1.40				(2.18)
SC1
	December 31, 2005	8,209,391	9.6332	to	11.0760	85,985,670	2.69	1.15	to	2.50		0.20	to	1.73
	December 31, 2004	9,989,638	9.5899	to	10.9024	102,780,734	0.79	1.00	to	2.55		(1.84)	to	(0.27	)(y)
	December 31, 2003	9,408,598	9.7395	to	10.9475	97,978,157	0.56	1.00	to	2.50		(1.76)	to	(0.46	)(y)
	December 31, 2002	13,525,823	9.9092	to	11.0128	143,088,640	1.11	1.00	to	2.25		(0.91)	to	0.11
	December 31, 2001	10,787,454	10.6595	to	10.9209	115,305,491	3.13	1.00	to	1.85		1.66	to	2.55
SC2
	December 31, 2005	3,463,625	11.4816	to	13.5440	45,531,897	4.71	1.15	to	2.25		(0.32)	to	0.81
	December 31, 2004	3,916,087	11.5190	to	13.4781	51,252,953	4.82	1.15	to	2.25		4.02	to	5.21	(y)
	December 31, 2003	4,713,218	11.0977	to	12.8517	58,964,013	5.26	1.15	to	2.10		7.18	to	8.40	(y)
	December 31, 2002	5,494,856	10.3315	to	11.8930	64,022,576	5.62	1.00	to	2.25		3.25	to	4.00
	December 31, 2001	7,089,173	10.7052	to	11.2878	79,912,659	6.01	1.15	to	1.85		5.24	to	6.01
SC3
	December 31, 2005	3,158,457	16.8526	to	29.0351	74,380,506	1.61	1.15	to	2.55		6.88	to	8.43
	December 31, 2004	3,421,485	15.7675	to	26.7785	74,964,847	1.67	1.15	to	2.55		29.91	to	31.98	(y)
	December 31, 2003	3,686,003	12.1371	to	20.3175	61,894,047		1.00	to	2.55		21.37	to	34.59	(y)
	December 31, 2002	3,241,508	9.5184	to	15.1589	42,368,386	6.02	1.00	to	2.25		(4.82)	to	6.17
	December 31, 2001	1,408,479	11.0724	to	13.8086	18,358,466	5.46	1.15	to	1.85		10.47	to	11.27
SC5
	December 31, 2005	5,293,361	13.0984	to	22.9496	86,654,085	0.09	1.00	to	2.55		13.64	to	15.45
	December 31, 2004	5,905,259	11.4322	to	19.9695	84,049,652		1.00	to	2.55		13.17	to	14.98
	December 31, 2003	5,764,598	10.0189	to	17.4474	71,560,388		1.00	to	2.55		21.19	to	34.74	(y)
	December 31, 2002	5,545,133	7.4927	to	13.0085	51,368,231		1.00	to	2.25		(19.65)	to	4.75
	December 31, 2001	4,473,960	8.7568	to	15.1331	51,486,712		1.00	to	1.85		(5.06)	to	(4.24)
SC7
	December 31, 2005	4,560,454	10.7293	to	16.2875	51,167,524	0.71	1.00	to	2.30		7.21	to	8.63
	December 31, 2004	4,738,650	9.9620	to	15.0463	49,162,052	0.66	1.15	to	2.30		9.86	to	11.33	(y)
	December 31, 2003	4,594,007	9.0262	to	13.5636	42,970,532	0.58	1.00	to	2.30		27.50	to	29.20	(y)
	December 31, 2002	4,409,222	7.0467	to	10.5355	31,678,763		1.00	to	2.15		(17.84)	to	5.35
	December 31, 2001	3,692,440	8.5577	to	9.0832	32,120,228	0.53	1.00	to	1.85		(12.27)	to	(11.51)
SCB
	December 31, 2005	5,183,910	11.8636	to	17.3136	82,150,009		1.15	to	2.55		1.68	to	3.15
	December 31, 2004	5,487,756	11.6321	to	16.7874	84,451,283		1.15	to	2.55		15.40	to	17.24	(y)
	December 31, 2003	5,188,084	10.0485	to	14.4157	68,670,792	0.06	1.00	to	2.55		30.51	to	40.21	(y)
	December 31, 2002	4,469,212	7.2585	to	10.2435	42,832,704		1.00	to	2.25		(27.42)	to	1.30
	December 31, 2001	1,560,208	10.1641	to	12.1750	19,339,906	0.03	1.15	to	1.85		6.89	to	7.66

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income		Expense Ratio		Total Return
		Units	lowest to highest			Net Assets	Ratio*		lowest to highest**		lowest to highest***
SCM
	December 31, 2005	162,783	$12.7995	to	19.6517	$2,309,787	0.10%	1.15	to	2.35%	(3.04)	to	(1.85)%
	December 31, 2004	271,452	13.1607	to	20.0633	3,913,237	0.35	1.15	to	2.30	17.61	to	19.00	(y)
	December 31, 2003	201,242	11.1994	to	16.8941	2,371,760	2.09	1.15	to	2.30	49.38	to	51.13	(y)
	December 31, 2002 (e)	18,231	7.4631	to	7.4912	136,243	0.75	1.30	to	1.85	(25.37)	to	(25.09)

(e) For the period April 29, 2002 (commencement of operations) through December 31, 2002.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

**** Amounts below reflect total return as previously reported.

	Total Return			Total Return
	lowest to highest			lowest to highest
	as previously reported			as previously reported
	for the period ended			for the period ended
	December 31, 2004			December 31, 2003

AG2	(4.20)	to	6.54%	22.62	to	34.98%
AG3				(0.64)	to	22.48
AI7				19.18	to	38.45
AI8	21.10	to	48.04	3.21	to	27.34
AI9				(12.65)	to	27.99
SGI	24.19	to	25.99	35.15	to	66.82
AL1				32.66	to	33.63
AN1	6.06	to	7.10	10.44	to	25.69
AN2				(14.49)	to	48.87
AN3				(2.87)	to	36.58
AN4	21.36	to	74.85	40.14	to	48.59
AN5	10.77	to	13.07	(8.28)	to	52.18
FL1	12.50	to	13.83	7.03	to	29.88
FL2				(10.68)	to	41.39
FL3	0.49	to	1.93	(21.21)	to	35.94
FTG	13.41	to	58.24	29.43	to	38.47
FTI	16.03	to	57.61	29.04	to	36.96
GS2	14.17	to	37.93
GS3				23.28	to	36.53
GS4	5.72	to	17.44
GS7	(2.09)	to	7.83	15.97	to	29.29
IV1	11.01	to	12.03	(6.63)	to	47.81
IV2	(10.49)	to	12.58	26.41	to	40.32
LA1				(0.18)	to	37.39
LA2				2.51	to	30.31
LA3	18.17	to	35.90	(10.40)	to	43.17
CAS				(45.99)	to	27.25
GSS	1.84	to	2.58
HYS				18.80	to	20.34
M1A				(11.72)	to	36.28

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		Total Return			Total Return
		lowest to highest			lowest to highest
		as previously reported			as previously reported
		for the period ended			for the period ended
		December 31, 2004			December 31, 2003

M1B				%	12.04	to	23.65%
MFC					18.48	to	26.50
MFD					19.50	to	33.68
MFE					5.51	to	48.75
MFF					22.18	to	35.13
MFJ	8.30	to	19.30		2.50	to	20.93
MFK					(0.42)	to	10.10
MFL					(9.23)	to	25.84
TRS	9.40	to	10.20		14.98	to	19.36
OP4	8.99	to	9.50		4.45	to	20.37
PHY	6.76	to	8.31		7.41	to	32.51
PMB	9.26	to	10.84		6.05	to	51.76
PRR					6.57	to	11.88
PTR					(0.47)	to	7.33
RX1					(28.93)	to	44.81
RX2					(31.85)	to	62.00
SC1	(1.79	) to	3.57		(2.03)	to	(0.46)
SC2	4.18	to	15.19		7.35	to	22.91
SC3	29.91	to	31.80		21.37	to	66.01
SC5					7.18	to	39.73
SC7	9.86	to	11.17		(5.76)	to	34.96
SCB	15.40	to	17.08		0.76	to	44.16
SCM	17.61	to	97.95		12.09	to	68.94

Report of Independent Registered Public Accounting Firm

To the Participants in Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of AIM V.I. Growth Series 2 Sub-Account, AIM V.I. Core Equity Series 2 Sub-Account, AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, AIM V.I Value Sub-Account, AIM V.I. Capital Appreciation Series 2 Sub-Account, AIM V.I. International Growth Series 2 Sub-Account, AIM V.I. Premier Equity Series 2 Sub-Account, Arnhold and S. Bleichroader First Eagle SoGen Overseas Variable Sub-Account, Alger American Growth Sub-Account, Alger American Income and Growth Sub-Account, Alger American Small Capitalization Sub-Account, Alliance VP Premier Growth Sub-Account, Alliance VP Technology Sub-Account, Alliance VP Growth and Income Sub-Account, Alliance VP Worldwide Privatization Sub-Account, Alliance VP Quasar Sub-Account, Credit Suisse Institutional Emerging Markets Sub-Account, Credit Suisse Institutional International Equity Sub-Account, Credit Suisse Institutional Global Post-Venture Capital Sub-Account, Credit Suisse Institutional Small Company Growth Sub-Account, Fidelity VIP Contrafund Sub-Account, Fidelity VIP Overseas Sub-Account, Fidelity VIP Growth Sub-Account, Franklin Templeton VIP Growth Securities Class 2 Sub-Account, Franklin Templeton VIP Foreign Securities Class 2 Sub-Account, Goldman Sachs VIT CORE Small Cap Equity Sub-Account, Goldman Sachs VIT CORE U.S. Equity Sub-Account, Goldman Sachs VIT Growth and Income Sub-Account, Goldman Sachs VIT International Equity Sub-Account, Goldman Sachs VIT Capital Growth Sub-Account, INVESCO VIF Dynamics Sub-Account, INVESCO VIF Small Company Growth Sub-Account, J.P. Morgan Trust II U.S. Disciplined Equity Sub-Account, J.P. Morgan Trust II International Opportunities Sub-Account, J.P. Morgan Trust II Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, Lord Abbett Mid Cap Value Sub-Account, Lord Abbett International Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Class Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities Sub-Account, OCC Accumulation Equity Sub-Account, OCC Accumulation Mid Cap Sub-Account, OCC Accumulation Small Cap Sub-Account, OCC Accumulation Managed Sub-Account, PIMCO VIT High Yield Sub-Account, PIMCO VIT Emerging Markets Bond Sub-Account, PIMCO VIT Real Return Sub-Account, PIMCO VIT Total Return Sub-Account, Rydex VT Nova Sub-Account, Rydex VT OTC Sub-Account, Salomon Brothers VS Capital Sub-Account, Salomon Brothers VS Investors Sub-Account, Salomon Brothers VS Strategic Bond Sub-Account, Salomon Brothers VS Total Return Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, Sun Capital SC Blue Chip Mid Cap Sub-Account, Sun Capital SC Davis Venture Value Sub-Account, Sun Capital SC Value Small Cap Sub-Account, and Sun Capital SC Value All Cap Sub-Account of Sun Life of Canada (U.S.) Variable Account F (collectively the "Sub-Accounts"), as of December 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Sub-Accounts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP

Boston, Massachusetts

April 7, 2006

PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
		A.	Condensed Financial Information - Accumulation Unit Values (Part A)

		B.	Financial Statements of the Depositor (Part B)

Audited:

			1.	Consolidated Statements of Income, Years Ended December 31, 2005, 2004, and 2003;
			2.	Consolidated Balance Sheets, December 31, 2005 and 2004;
			3.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2005, 2004, and 2003;
			4.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2005, 2004, and 2003;
			5.	Consolidated Statements of Cash Flows, Years Ended December 31, 2005, 2004, and 2003;
			6.	Notes to Consolidated Financial Statements; and
			7.	Report of Independent Registered Public Accounting Firm.

		C.	Financial Statements of the Registrant (Part B)

			1.	Statement of Condition, December 31, 2005;
			2.	Statement of Operations, Year Ended December 31, 2005;
			3.	Statements of Changes in Net Assets, Years Ended December 31, 2005 and December 31, 2004;
			4.	Notes to Financial Statements; and
			5.	Report of Independent Registered Public Accounting Firm.

	(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)

Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14, 1997);

	(2)	Not Applicable;

(3)(a)

Distribution Agreement between the Depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form .N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(iii)

Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)

Specimen Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-31248, filed June 14, 2000);

.	(4)(b)

Specimen Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-31248, filed June 14, 2000);

(4)(c)

Specimen Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-31248, filed June 14, 2000);

(4)(d)

Specimen Revised Specification Page to be issued in connection with Certificate; filed as Exhibit 4(b) (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-4, File No. 333-31248, filed on April 23, 2001);

(4)(e)

Specimen Revised Specification Page to be issued in connection with Individual Annuity Contract; filed as Exhibit 4(c) (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-4, File No. 333-31248, filed on April 23, 2001);

(5)(a)

Specimen Application to be used with Contracts filed as Exhibits 4(a), 4(b) and 4(c) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-31248, filed June 14, 2000);

(5)(b)

Specimen Revised Application to be used with Certificate; filed as Exhibit 4(b) and Contract, filed as Exhibit 4(c) (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-4, File No. 333-31248, filed on April 23, 2001);

	(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

	(6)(b)	By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

	(7)	Not Applicable;

(8)(a)

Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(b)(i)

Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(b)(ii)

Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(b)(iii)

Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as Exhibit 8(b)(i) (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(c)

Fund Participation Agreement between Depositor and J.P. Morgan Services Trust II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(d)

Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(e)

Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, the Depositor and OCC Distributors (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(f)

Participation Agreement dated February, 1998 by and among the Depositor, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(g)

Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333 82957, filed on February 3, 2000);

(8)(h)

Participation Agreement dated August 18, 1999 by and among the Depositor, Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(i)

Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

(8)(j)(i)

Participation Agreement dated December 1, 1996 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated by reference form Pre-Effective Amendment No. 1 to the Registraion Statement on Form S 6, File No. 333-13087, filed January 1, 1997).

(8)(j)(ii)

Amendment No. 1 dated May 1, 2001 to the Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001).

(8)(k)

Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001).

(9)

Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-31248, filed on February 28, 2000);

	(10)(a)	Consent of Independent Registered Public Accounting Firm;*

	(10)(b)	Representation by Counsel;*

	(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10 K Annual Report for the fiscal year ended December 31, 2005, filed on March 23, 2006);

	(12)	Not Applicable;

(13)

Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on April 29, 1998);

	(14)	Not Applicable;

	(15)(a)	Powers of Attorney;*

(15)(b)

Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

	(16)	Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on Form N-4, File Nos. 333-83516, filed on April 11, 2006.)

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal	Positions and Offices
Business Address*	With Depositor
C. James Prieur Sun Life Assurance Company of Canada 150 King Street West, SC 106A35 Toronto, Ontario Canada M5H 1J9	Chairman and Director
Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West, SC 114D10 Toronto, Ontario Canada M5H 1J9	Director
Gary Corsi Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3380 Wellesley Hills, MA 02481	Director & Vice President and Chief Financial Officer and Treasurer
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3358 Wellesley Hills, MA 02481	Director & Vice President and General Counsel
Paul W. Derksen Sun Life Assurance Company of Canada 150 King Street West, SC 105D10 Toronto, Ontario Canada M5H 1J9	Director
Mary M. Fay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 4250 Wellesley Hills, MA 02481	Director & Vice President and General Manager, Annuities
Robert C. Salipante Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3376 Wellesley Hills, MA 02481	President and Director
Donald A. Stewart Sun Life Assurance Company of Canada 150 King Street West, SC 106A35 Toronto, Ontario Canada M5H 1J9	Director
James M.A. Anderson Sun Life Assurance Company of Canada 150 King Street West, SC 104A25 Toronto, Ontario Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3370 Wellesley Hills, MA 02481	Vice President and Chief Actuary
Ellen B. King Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 1335 Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park , SC 2163 Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 16 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File Nos. 333-83516, filed April 11, 2006.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

As of March 17, 2006, there were 1,395 qualified and 2,807 non-qualified Contracts issued by the Depositor with respect to the Securities registered pursuant to this Registration Statement.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, and D and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, and Total Return Variable Account.
Name and Principal	Position and Offices
Business Address*	with Underwriter

Katherine E. Sarvary	President
Claude A. Accum	Director
Gary Corsi	Director
Mary M. Fay	Director
Ellen B. King	Secretary
Ann B. Teixeira	Assistant Vice President, Compliance
Thomas Horack	Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Assistant Vice President & Tax Officer
Jane F. Jette	Financial/Operations Principal and Treasurer

*The principal business address of all directors and officers of the principal underwriter is, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:
(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)

Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 26th day of April, 2006.
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ ROBERT C. SALIPANTE*
Robert C. Salipante
President & Director

*BY:	/s/ SANDRA M. DADALT
Sandra M. DaDalt
Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert C. Salipante*	President and Director	April 26, 2006
Robert C. Salipante	(Principal Executive Officer)

/s/ Gary Corsi*	Vice President, Chief Financial Officer and	April 26, 2006
Gary Corsi	Treasurer and Director
(Principal Financial and Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	April 26, 2006
Sandra M. DaDalt	Donald A. Stewart, Director
C. James Prieur, Chairman and Director
Thomas A. Bogart, Director
Paul W. Derksen, Director
Scott M. Davis, Director and Vice President and General Counsel
Mary M. Fay, Director and Vice President and General Manager, Annuities

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on or about February 5, 2004. Powers of attorney are included herein as Exhibit 15(a).

EXHIBIT INDEX

(10)(a) Consent of Independent Registered Public Accounting Firm

(10)(b) Representation of Counsel

(15)(a) Powers of Attorney